As filed with the Securities and Exchange Commission on September 28, 2000.

                                                     1933 Act File No. 2-91069
                                                     1940 Act File No. 811-4019

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X
                                                                   --
                          Pre-Effective Amendment No.

                        Post-Effective Amendment No. 29
                                                     --

                                      and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X
                                                                       --

                                Amendment No. 30
                                              --


                             USAA INVESTMENT TRUST
                      -----------------------------------
               (Exact Name of Registrant as Specified in Charter)

                9800 Fredericksburg Road, San Antonio, TX 78288
             ------------------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code (210) 498-0600
                                                           -------------

                          Michael D. Wagner, Secretary
                             USAA INVESTMENT TRUST
                            9800 Fredericksburg Road
                           San Antonio, TX 78288-0227
                       ---------------------------------
                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective under Rule 485

___ immediately  upon filing pursuant to paragraph (b)
_X_ on (October 1, 2000)pursuant to paragraph (b)
___ 60 days after filing pursuant to paragraph (a)(1)
___ on (date) pursuant to paragraph (a)(1)
___ 75 days after filing pursuant to paragraph (a)(2)
___ on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                        Exhibit Index on Pages 344 - 347

                             USAA INVESTMENT TRUST

                             CROSS REFERENCE SHEET

                                     PART A

FORM N-1A ITEM NO.                                SECTION IN PROSPECTUS

1.   Front and Back Cover Pages ...............   Same

2.   Risk/Return Summary: Investments,
      Risks, and Performance ..................   What is the Fund's Investment
                                                   Objective and Main Strategy?
                                                  Main Risks of Investing in
                                                   This Fund
                                                  Could the Value of Your
                                                   Investment In This Fund
                                                   Fluctuate?

3.   Risk/Return Summary: Fee Table ...........   Fees and Expenses

4.   Investment Objectives, Principal
      Investment Strategies, and
      Related Risks ...........................   What is the Fund's Investment
                                                   Objective and Main Strategy?
                                                  Fund Investments

5.   Management's Discussion
      of Fund Performance .....................   Not Applicable

6.   Management, Organization, and
      Capital Structure .......................   Fund Management

7.   Shareholder Information ..................   How to Invest
                                                  Important Information About
                                                   Purchases and Redemptions
                                                  Exchanges
                                                  Shareholder Information

8.   Distribution Arrangements ................   Not Applicable

9.   Financial Highlights Information .........   Financial Highlights

                             USAA INVESTMENT TRUST

                             CROSS REFERENCE SHEET

                                     PART B

FORM N-1A ITEM NO.                                SECTION IN STATEMENT OF
                                                  ADDITIONAL INFORMATION

10.  Cover Page and Table of Contents ..........  Same

11.  Fund History ..............................  Description of Shares

12.  Description of the Fund and Its
      Investments and Risks ....................  Investment Policies
                                                  Special Risk Considerations
                                                  Investment Restrictions
                                                  Portfolio Transactions

13.  Management of the Fund ....................  Trustees and Officers of the
                                                   Trust

14.  Control Persons and
      Principal Holders
      of Securities ............................  Trustees and Officers of the
                                                   Trust

15.  Investment Advisory and
      Other Services ...........................  Trustees and Officers of the
                                                   Trust
                                                  The Trust's Manager
                                                  General Information

16.  Brokerage Allocation and
      Other Practices ..........................  Portfolio Transactions

17.  Capital Stock and Other
      Securities ...............................  Description of Shares

18.  Purchase, Redemption, and
      Pricing of Shares ........................  Valuation of Securities
                                                  Conditions of Purchase and
                                                   Redemption
                                                  Additional Information
                                                   Regarding Redemption
                                                   of Shares
                                                  Investment Plans

19.  Taxation of the Fund .....................   Tax Considerations

20.  Underwriters .............................   The Trust's Manager

21.  Calculation of Performance Data ..........   Calculation of Performance
                                                   Data

22.  Financial Statements .....................   Cover Page

                                     Part A

                              Prospectuses for the


  Income Strategy Fund, Growth and Tax Strategy Fund, Balanced Strategy Fund,
    Cornerstone Strategy Fund, Growth Strategy Fund, Emerging Markets Fund,
               Gold Fund, International Fund, World Growth Fund,
                   GNMA Trust and Treasury Money Market Trust

                              are included herein

                                     Part A

                               Prospectus for the
                              Income Strategy Fund
                               is included herein

                                  USAA INCOME
                                 STRATEGY FUND



                                   PROSPECTUS
                                OCTOBER 1, 2000

As with other mutual funds, the Securities and Exchange Commission has not approved or disapproved of this Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                               TABLE OF CONTENTS

 What is the Fund's Investment Objective and Main Strategy?.............    2
 Main Risks of Investing in This Fund...................................    2
 Is This Fund for You?..................................................    3
 Could the Value of Your Investment in This Fund Fluctuate?.............    3
 Fees and Expenses......................................................    5
 Fund Investments.......................................................    6
 Fund Management........................................................   11
 Using Mutual Funds in an Asset Allocation Program......................   13
 How to Invest..........................................................   15
 Important Information About Purchases and Redemptions..................   18
 Exchanges..............................................................   19
 Shareholder Information................................................   20
 Financial Highlights...................................................   23
 Appendix A.............................................................   24
 Appendix B..............................................................  27

USAA Investment Management Company manages this Fund. For easier reading, USAA Investment Management Company will be referred to as "we" or "us" throughout the Prospectus.

WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY?

The Fund's investment objective is to seek high current return, with reduced risk over time, through an asset allocation strategy that emphasizes income and gives secondary emphasis to long-term growth of capital. Using preset target ranges, we will invest the Fund's assets mostly in bonds, and to a lesser extent, stocks and money market instruments.

Because any  investment  involves  risk,  there is no assurance that the Fund's
objective  will  be  achieved.   See  FUND  INVESTMENTS  on  page  6  for  more
information.

MAIN RISKS OF INVESTING IN THIS FUND

The primary risks of investing in this Fund are credit risk, interest rate risk, and market risk.

* CREDIT RISK involves the possibility that a borrower cannot make timely interest and principal payments on its securities.

* INTEREST RATE RISK involves the possibility that the value of the Fund's investments will fluctuate because of changes in interest rates.

    IF INTEREST RATES INCREASE: the yield of the Fund may increase and the market value of the Fund's securities will likely decline, adversely affecting the net asset value and total return.

    IF INTEREST RATES DECREASE: the yield of the Fund may decrease and the market value of the Fund's securities may increase, which would likely increase the Fund's net asset value and total return.

* MARKET RISK involves the possibility that the value of the Fund's investments in stocks will decline in a down stock market, regardless of the success or failure of any one company's operations.

Another risk of the Fund described later in the Prospectus is rebalancing risk. As with other mutual funds, losing money is also a risk of investing in this Fund.

As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Look for this symbol [CAUTION LIGHT] throughout the Prospectus. We use it to mark more detailed information about the risks you will face as a Fund shareholder.

IS THIS FUND FOR YOU?

This Fund might be appropriate as part of your investment portfolio if . . .

    * You are seeking a fund that will diversify your holdings among a wide variety of investment categories.
    *  You are looking for current income.
    *  You are willing to accept low to moderate risk.
    *  You are willing to take some exposure to the stock market.
    * You are seeking an appropriate investment for an IRA, through a 401(k) plan or 403(b) plan, or other tax-sheltered account.

This Fund MAY NOT be appropriate as part of your investment portfolio if . . .

    *  You are unwilling to take greater risk for long-term goals.
    *  You need an investment that provides tax-free income.

COULD THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?

Yes, it could. In fact, the value of your investment in this Fund will fluctuate with the changing market values of the investments in the Fund.

The bar chart shown on the next page illustrates the Fund's volatility and performance from year to year for each full calendar year since the Fund's inception.

Total Return

All mutual funds must use the same formula to calculate total return.

[SIDE BAR]
    TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

BAR CHART]
               CALENDAR YEAR            TOTAL RETURN
                   1996*                    3.00%
                   1997                    15.20%
                   1998                    11.22%
                   1999                     2.11%

                  *FUND BEGAN OPERATIONS ON SEPTEMBER 1, 1995

                   THE FUND'S TOTAL RETURN FOR THE SIX-MONTH
                    PERIOD ENDED JUNE 30, 2000, WAS 2.94%.

During the periods shown in the above bar chart, the highest total return for a quarter was 7.05% (quarter ending June 30, 1997) and the lowest total return for a quarter was -4.99% (quarter ending March 31, 1996).

The table below shows how the Fund's average annual total returns for the one-year period, as well as the life of the Fund, compared to those of a broad-based securities market index. Remember, historical performance does not necessarily indicate what will happen in the future.

  ============================================================================
   Average Annual Total Returns                           Since Fund's
   (for the periods ending           Past                 Inception On
   December 31, 1999)               1 Year              September 1, 1995
  ============================================================================
   Income Strategy Fund              2.11%                     9.49%
  ----------------------------------------------------------------------------
   Lehman Brothers
   Aggregate Bond Index*            -0.82%                     6.04%
  ============================================================================

  * THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS AN UNMANAGED INDEX MADE UP OF THE GOVERNMENT/CORPORATE INDEX, THE MORTGAGE-BACKED SECURITIES INDEX, AND THE ASSET-BACKED SECURITIES INDEX.

Yield

[SIDE BAR]
    YIELD IS THE ANNUALIZED NET INCOME OF THE FUND DURING A SPECIFIED PERIOD AS A PERCENTAGE OF THE FUND'S SHARE PRICE.

All mutual funds must use the same formula to calculate yield. The Fund may advertise performance in terms of a 30-day yield quotation. The Fund's 30-day yield for the period ended December 31, 1999, was 4.58%.

[SIDE BAR]
                               [TELEPHONE GRAPHIC]
                                  TOUCHLINE(R)
                                 1-800-831-8777
                                      PRESS
                                        1
                                      THEN
                                        1
                                      THEN
                                      4 8 #

Please consider performance information in light of the Fund's investment objective and policies and market conditions during the reported time periods. The value of your shares may go up or down. For the most current price, yield, and return information for this Fund, you may call USAA TouchLine(R) at 1-800-531-8777. Press 1 foR the Mutual Fund Menu, press 1 again for prices, yields, and returns. Then, press 48# when asked for the Fund Code. You may also access this information through our usaa.com Internet web site once your account has been established.

[SIDE BAR]
                                    NEWSPAPER
                                     SYMBOL
                                     IncStr

                                     TICKER
                                     SYMBOL
                                      USICX

Additionally, you may find the most current price of your shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the symbol "IncStr." If you prefer to obtain this information from an on-line computer service, you can do so by using the ticker symbol "USICX."

FEES AND EXPENSES

This summary shows what it will cost you, directly and indirectly, to invest in this Fund.

Shareholder Transaction Expenses -- (Direct Costs)

There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee.
(Your bank may also charge a fee for receiving wires.)

Annual Fund Operating Expenses -- (Indirect Costs)

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian and transfer agent fees. The figures below show actual expenses during the past fiscal year ended May 31, 2000, and are calculated as a percentage of average net assets.

[SIDE BAR]
    12B-1 FEES - SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.

                =================================================
                  Management Fees                         .50%
                  Distribution (12b-1) Fees               None
                  Other Expenses                          .51%
                                                          ----
                  Total Annual Fund Operating Expenses   1.01%
                                                         =====
                =================================================

Example of Effect of the Fund's Operating Expenses

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

                        =================================
                            1 year..............$   103
                            3 years.............    322
                            5 years.............    558
                           10 years.............  1,236
                        =================================

FUND INVESTMENTS

Principal Investment Strategies and Risks

 Q  What is the Fund's principal investment strategy?

 A The Fund's principal strategy is to provide a diversified investment program within one mutual fund by allocating its assets in each of the following investment categories according to the following targeted ranges. Securities are classified by category at the time of purchase.

[PIE CHART]
                               PERCENTAGE TARGET RANGE
                                    OF NET ASSETS

       INVESTMENT CATEGORY

    BONDS                                75-85%
    STOCKS                               15-25%
    MONEY MARKET INSTRUMENTS              0-10%

The ranges allow for a variance within each investment category. The Fund's Board of Trustees may revise the target ranges upon 60 days' prior written notice to shareholders. However, we may go outside the ranges on a temporary defensive basis without shareholder notification whenever we believe it is in the best interest of the Fund and its shareholders.

 Q  Why are stocks and bonds mixed in the same Fund?

 A From time to time the stock and bond markets may fluctuate independently of each other. In other words, a decline in the stock market may, in certain instances, be offset by a rise in the bond market, or vice versa. As a result, the Fund, with its mix of stocks and bonds, is expected in the long run to entail less market risk (and potentially less return) than a mutual fund investing exclusively in stocks.

 Q  Why were these investment categories and target ranges selected?

 A The investment categories and target ranges were selected to provide investors with a diversified investment in a single mutual fund. Bonds provide a high current income while stocks provide the potential for long-term capital growth. Money market instruments provide a means for temporary investment of cash balances arising in the normal course of business. Primary emphasis for this Fund is income.

    However, as a temporary defensive measure because of market, economic, political, or other conditions, we may invest up to 100% of the Fund's assets in investment-grade, short-term debt instruments. This may result in the Fund not achieving its investment objective during the time it is in this temporary defensive posture.

 Q What actions are taken to keep the Fund's asset allocations within the target ranges?

 A If market action causes the actual assets of the Fund in one or more investment categories to move outside the ranges, we will make adjustments to rebalance the portfolio. In general, we will rebalance the portfolio at least once during each quarter. In rebalancing the Fund's portfolio, we will buy or sell securities to return the actual allocation of the Fund's assets to within its target ranges. For example, the Fund's portfolio could begin a quarter with its assets allocated 80% in bonds, 15% in stocks, and 5% in money market instruments. During the quarter, due to market returns, the Fund's portfolio could hold 90% in bonds, 5% in stocks, and 5% in money market instruments. In this case, we would sell bonds and use the proceeds to buy stocks to bring bonds and stocks back to within their target ranges.

[CAUTION LIGHT]
REBALANCING RISK. In purchasing and selling securities in order to rebalance its portfolio, the Fund will pay more in brokerage commissions than it would without a rebalancing policy. As a result of the need to rebalance, the Fund also has less flexibility in the timing of purchases and sales of securities than it would otherwise. While we will attempt to minimize any adverse impact to the Fund or its shareholders, the Fund may have a higher proportion of capital gains and a lower return than a fund that does not have a rebalancing policy.

Bonds and Money Market Instruments

 Q  What types of bonds are included in the Fund's portfolio?

 A Bonds must be investment grade at the time of purchase and may include any of the following:

    *  obligations of the U.S. government, its agencies and instrumentalities;
    *  mortgage-backed securities;
    *  asset-backed securities;
    *  corporate debt securities, such as notes and bonds;
    *  debt securities of real estate investment trusts;
    * obligations of state and local governments and their agencies and instrumentalities;
    *  Eurodollar obligations;
    *  Yankee obligations; and
    *  other debt securities.

    For a further description of these securities, see APPENDIX A on page 24.

[CAUTION LIGHT]
INTEREST RATE RISK. As a mutual fund investing in bonds, the Fund is subject to the risk that the market value of the bonds will decline because of rising interest rates. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

Q  What are considered investment-grade securities?

A Investment-grade securities include securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, as well as securities rated within the categories listed by the following rating agencies:

   ==========================================================================
                                    Long-term               Short-term
       Rating Agency             debt securities          debt securities
   ==========================================================================
     Moody's Investors                                   At least Prime-3 or
      Services                    At least Baa           MIG 4/VMIG 4
   --------------------------------------------------------------------------
     Standard & Poor's
      Ratings Group               At least BBB           At least A-3 or SP-2
   --------------------------------------------------------------------------
     Fitch Information, Inc.      At least BBB           At least F-3
   ==========================================================================

    If unrated by these agencies, we must determine that the securities are of equivalent investment quality.

    You will find a complete description of the above debt ratings in the Fund's Statement of Additional Information.

[CAUTION LIGHT]
CREDIT RISK. The bonds in the Fund's portfolio are subject to credit risk. Credit risk is the possibility that an issuer of a fixed income instrument such as a bond or repurchase agreement will fail to make timely payments of interest or principal. We attempt to minimize the Fund's credit risk by investing in securities considered investment grade at the time of purchase. When evaluating potential investments for the Fund, our analysts also assess credit risk and its impact on the Fund's portfolio. Nevertheless, even investment-grade securities are subject to some credit risk. Securities in the lowest-rated, investment-grade category have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capability to make principal and interest payments on these securities than is the case for higher-rated securities. In addition, the ratings of securities are estimates by the rating agencies of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis.

 Q What happens if the rating of a security is downgraded below investment grade?

 A We will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security in the Fund's portfolio. If downgrades result in more than 5% of the Fund's net assets being invested in securities that are less than investment-grade quality, we will take immediate action to reduce the Fund's holdings in such securities to 5% or less of the Fund's net assets, unless otherwise directed by the Fund's Board of Trustees.

 Q  How are the decisions to buy and sell bonds made?

 A We buy bonds that represent value in current market conditions. Value is a combination of yield, credit quality, structure (maturity, coupon, redemption features), and liquidity. Recognizing value is the result of simultaneously analyzing the interaction of these factors among the securities available in the market. We will sell a security if we become concerned about its credit risk, are forced by market factors to raise money, or an attractive replacement security is available.

 Q  What types of money market instruments are included in the Fund's portfolio?

 A The money market instruments included in the Fund's portfolio are investment-grade, U.S. dollar-denominated debt securities that have remaining maturities of one year or less. They may carry either fixed or variable interest rates and may include any of the following:

    *  obligations of the U.S. government, its agencies and instrumentalities;
    *  repurchase agreements collateralized by the same;
    *  commercial paper or other short-term corporate obligations;
    *  certificates of deposit;
    *  bankers' acceptances; and
    *  other suitable obligations.

Stocks

 Q  What types of stocks are included in the Fund's portfolio?

 A We will invest this portion of the Fund's portfolio substantially in domestic common stocks. To a much lesser extent, we may include some foreign stocks and real estate investment trusts (REITs).

[CAUTION LIGHT]
MARKET RISK. Because this Fund invests in stocks, it is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets. Stocks tend to go up and down more than bonds.

 Q  How are the decisions to buy and sell stocks made?

 A We generally invest in companies that are, or have the prospect of becoming, dominant in their industry. We expect the sales and earnings of these companies to grow faster than those of their industry peers. We consider a number of factors such as:

    *  a company's strategic position in its industry,
    *  sales and earnings growth,
    *  cash flow,
    *  book value, and
    *  dividend yield.

We will sell a security when we perceive that one or more of these factors has changed.

For additional information about other securities in which we may invest the Fund's assets, see APPENDIX A on page 24.

FUND MANAGEMENT

USAA Investment Management Company serves as the manager and distributor of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. As of the date of this Prospectus, we had approximately $43 billion in total assets under management. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

We provide management services to the Fund pursuant to an Advisory Agreement. We are responsible for managing the Fund's portfolio (including placement of brokerage orders) and its business affairs, subject to the authority of and supervision by the Fund's Board of Trustees. For our services, the Fund pays us an annual fee. The fee was computed and paid at one-half of one percent (.50%) of average net assets for the fiscal year ended May 31, 2000. We also provide services related to selling the Fund's shares and receive no compensation for those services.

Portfolio Managers

BONDS

[PHOTOGRAPH]
Margaret Weinblatt

Margaret Weinblatt, Vice President of Mutual Fund Portfolios, is the asset allocation manager of the Fund. Ms. Weinblatt has also managed the Bonds investment category of the Fund since February 2000. She has 21 years investment management experience and has worked for us since January 2000. Prior to joining us, she worked for Countrywide Investments from June 1998 to November 1999; Copernicus Asset Management, Ltd. from January 1996 to June 1998; and Neuberger & Berman from 1986 to October 1995. Ms. Weinblatt earned the Chartered Financial Analyst designation in 1985 and is a member of the Association for Investment Management and Research, the San Antonio Financial Analysts Society, Inc., and the New York Society of Securities Analysts. She holds a Ph.D. and MA from the University of Pennsylvania and a BA from Radcliffe College.

STOCKS

[PHOTOGRAPH]
David G. Parsons

David G. Parsons, Assistant Vice President of Equity Investments, has managed the Stocks investment category since March 2000. He has 17 years investment management experience working for us. Mr. Parsons earned the Chartered Financial Analyst designation in 1986 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. He holds an MBA from the University of Texas, an MA from Southern Illinois University, and a BA from Austin College, Texas.

MONEY MARKET INSTRUMENTS

[PHOTOGRAPH]
Pamela Bledsoe Noble

Pamela Bledsoe Noble, Vice President of Money Market Funds, has managed the Money Market Instruments investment category since May 1996. She has 12 years investment management experience and has worked for us for nine years. Ms. Noble earned the Charted Financial Analyst designation in 1992 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. She holds an MBA from Texas Christian University and a BS from Louisiana Tech University.

USING MUTUAL FUNDS IN AN ASSET ALLOCATION PROGRAM

I. The Idea Behind Asset Allocation

If you have money to invest and hear that stocks may be a good investment, is it a wise idea to use your entire savings to buy one stock? Most people wouldn't -- it would be fortunate if it works, but this strategy holds a great deal of risk. Surprising news could be reported tomorrow on your stock, and its price could soar or plummet.

Careful investors understand this concept of risk and lower that risk by diversifying their holdings among a number of securities. That way bad news for one security may be counterbalanced by good news regarding other securities. But there is still a question of risk here. History tells us that stocks are generally more volatile than bonds and that long-term bonds are generally more volatile than short-term bonds. History also tells us that over many years investments having higher risks tend to have higher returns than investments that carry lower risks. From these observations comes the idea of asset allocation.

Asset allocation is a concept that involves dividing your money among several different types of investments -- for example, stocks, bonds, and short-term investments such as money market instruments -- and keeping that allocation until your objectives or the financial markets significantly change. That way you're not pinning all your financial success on the fortunes of one kind of investment. Money spread across different investment categories can help you reduce market risk and likely will provide more stability to your total return.

Asset allocation can work because different kinds of investments generally follow different up-and-down cycles. With a variety of investments in your portfolio, some are probably doing well, even when others are struggling.

II. Using Asset Allocation in an Investment Program

Most investors understand the concept of diversification, but asset allocation goes beyond diversifying your portfolio; it's a much more active process. You must evaluate your lifestyle, finances, circumstances, long- and short-term financial goals, and tolerance for investment risk. Once you have structured your allocation, you'll need to review it regularly since your objectives will change over time. Even though we do not charge sales loads or commissions, our member service representatives are always available to assist you in structuring and reviewing your investment portfolio.

III. USAA's Series of Asset Strategy Funds

USAA's series of asset allocation funds, our Asset Strategy Funds, are designed for the long-term investor and are in line with our investment philosophy for investors, specifically "buy and hold for the long-term," and "don't try to time the market." As shown below, each of USAA's Asset Strategy Funds has its own different mix of assets and objectives.

================================================================================
  Fund                    Investment Objective                 Invests in
--------------------------------------------------------------------------------

Income              Seek high current return, with          bonds and stocks
Strategy            reduced risk over time, through
Fund                an asset allocation strategy that
                    emphasizes income and gives
                    secondary emphasis to long-term
                    growth of capital.

Growth              Seek a conservative balance             tax-exempt bonds
and Tax             between income, the majority of         and blue chips
Strategy            which is tax-exempt, and the            stocks
Fund                potential for long-term growth of
                    capital to preserve purchasing
                    power.

Balanced            Seek high total return, with            stocks and bonds
Strategy            reduced risk over time, through an
Fund                asset allocation strategy that seeks
                    a combination of long-term growth
                    a capital and current income.

Cornerstone         Achieve a positive inflation-           U.S. stocks,
Strategy            adjusted rate of return and a           International,
Fund                reasonably stable value of Fund         stocks, government
                    shares, thereby preserving              securities, real
                    purchasing power of shareholders'       estate securities,
                    capital.                                and gold securities

Growth              Seek high total return, with            small and large cap
Strategy            reduced risk over time, through         stocks, bonds, and
Fund                an asset allocation strategy that       international
                    emphasizes capital appreciation         stocks
                    and gives secondary emphasis
                    to income.
================================================================================

For more complete information about the other USAA Asset Strategy Funds, including charges and operating expenses, call us for a Prospectus. Read it carefully before you invest.

HOW TO INVEST

Purchase of Shares

OPENING AN ACCOUNT

You may open an account and make an investment as described below by mail, in person, bank wire, phone, or on the Internet. A complete, signed application is required to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund unless the registration is different.

TAX ID NUMBER

Each shareholder named on the account must provide a social security number or tax identification number to avoid possible tax withholding requirements set forth by the IRS.

EFFECTIVE DATE

When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4:00 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day the NYSE is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

If you plan to purchase Fund shares with a foreign check, we suggest you convert your foreign check to U.S. dollars prior to investment in the Fund. This will avoid a potential four- to six-week delay in the effective date of your purchase. Furthermore, a bank charge may be assessed in the clearing process, which will be deducted from the amount of the purchase.

MINIMUM INVESTMENTS

INITIAL PURCHASE
[MONEY GRAPHIC]

* $3,000 [$500 Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) accounts and $250 for IRAs] or no initial investment if you elect to have monthly electronic investments of at least $50 per transaction, per account. We may periodically offer programs that reduce the minimum amounts for monthly electronic investments. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment.

ADDITIONAL PURCHASES

*   $50 per transaction, per account.

HOW TO PURCHASE

MAIL
[ENVELOPE GRAPHIC]

* To open an account, send your application and check to:
       USAA Investment Management Company
       9800 Fredericksburg Road
       San Antonio, TX 78288 (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

*   To add to  your  account,  send  your  check  and the  deposit  stub in the
    business  reply   envelope  that   accompanies   your  Fund's   transaction
    confirmation to the Transfer Agent:
       USAA Shareholder Account Services
       9800 Fredericksburg Road
       San Antonio, TX 78288

IN PERSON
[HANDSHAKE GRAPHIC]

* To open an account, bring your application and check to our San Antonio investment sales and service office at:
     USAA  Federal  Savings  Bank 10750
     Robert F. McDermott Freeway
     San Antonio, TX 78288

BANK WIRE
[BANK WIRE GRAPHIC]

* To open or add to your account, instruct your bank (which may charge a fee for the service) to wire the specified amount to the Fund as follows:
       State Street Bank and Trust Company
       Boston, MA 02101
       ABA#011000028
       Attn: USAA Income Strategy Fund
       USAA Account Number: 69384998
       Shareholder(s) Name(s) ______________________________________________
       Shareholder(s) Mutual Fund Account Number ___________________________

ELECTRONIC FUNDS TRANSFER (EFT)

[CALENDER GRAPHIC]

* Additional purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)
[TELEPHONE GRAPHIC]

* If you have an existing USAA mutual fund account and would like to open a new account or exchange to another USAA Fund, call for instructions. To open an account by phone, the new account must have the same registration as your existing account.

USAA TOUCHLINE(R) 1-800-531-8777 (IN SAN ANTONIO, 498-8777)
[TOUCHLINE(R) GRAPHIC]

* In addition to obtaining account balance information, last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another USAA Fund, or make redemptions. This service is available with an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file.

INTERNET ACCESS - USAA.COM

[COMPUTER GRAPHIC]

* You can use your personal computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, you will need to call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access to your account, you will be able to open a new mutual fund account within an existing registration, exchange to another USAA Fund, make redemptions, review account activity, check balances, and more. To place orders by Internet, an ESA and EFT Buy/Sell authorization must be on file.

Redemption of Shares

You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4:00 p.m. Eastern
Time), your redemption will be effective on the next business day.

We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; and as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares and the price received upon redemption.

In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

HOW TO REDEEM

MAIL, IN PERSON, FAX, TELEGRAM, TELEPHONE, TOUCHLINE(R), OR INTERNET
[FAX MACHINE GRAPHIC]
* Send your written instructions to:
       USAA Shareholder Account Services
       9800 Fredericksburg Road
       San Antonio, TX 78288 (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)
* Visit a member service representative at our San Antonio investment sales and service office at USAA Federal Savings Bank.
* Send a signed fax to 1-800-292-8177, or send a telegram to USAA Shareholder Account Services.
* Call toll free 1-800-531-8448 (in San Antonio, 456-7202) to speak with a member service representative.
* Call toll free 1-800-531-8777 (in San Antonio, 498-8777) to access our 24-hour USAA TouchLine(R) service.
*  Access our Internet web site at usaa.com.

Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained:
(1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) social security/tax identification number or date of birth of the registered account owner(s) for the account registration.
Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

INVESTOR'S GUIDE to USAA Mutual Fund Services
[INVESTOR'S GUIDE GRAPHIC]

Upon your initial investment with us, you will receive the INVESTOR'S GUIDE to help you get the most out of your USAA mutual fund account and to assist you in your role as an investor. In the INVESTOR'S GUIDE, you will find additional information on purchases, redemptions, and methods of payment. You will also find in-depth information on automatic investment plans, shareholder statements and reports, and other useful information.

Account Balance

USAA Shareholder Account Services (SAS), the Fund's transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. The fee will reduce total transfer agency fees paid by the Fund to SAS. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

Fund Rights

The Fund reserves the right to:

*   reject purchase or exchange orders when in the best interest of the Fund;

* limit or discontinue the offering of shares of the Fund without notice to the shareholders;

* require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the Statement of Additional Information contains information on acceptable guarantors);

*   redeem an account with less than $900, with certain limitations.

EXCHANGES

Exchange Privilege

The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA Family of Funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Exchanges made through USAA TouchLine(R) and the Internet require an ESA and EFT Buy/Sell authorization on file. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; and as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares and the price received upon exchange.

The Fund has undertaken certain procedures regarding telephone transactions as described on page 18.

Exchange Limitations, Excessive Trading

To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. The limit on exchanges out of any Fund in the USAA Family of Funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA Family of Funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.

SHAREHOLDER INFORMATION
[SIDE BAR]
                                 NAV PER SHARE
                                    EQUALS
                                 TOTAL ASSETS
                                     MINUS
                                  LIABILITIES
                                  DIVIDED BY
                                  # OF SHARES
                                  OUTSTANDING

Share Price Calculation

The price at which you purchase and redeem Fund shares is equal to the net asset value (NAV) per share determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of the regular trading session of the NYSE, which is usually 4:00 p.m. Eastern Time.

Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are valued at the last quoted sales price, or the most recently determined closing price calculated according to local market convention, available at the time the Fund is valued. If no sale is reported, the average of the bid and asked prices is generally used.

Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. The calculation of the Fund's NAV may not take place at the same time the prices of certain securities held by the Fund are determined. As such, the NAV of the Fund's shares may change on days when the shareholders will not be able to purchase or redeem shares. In most cases, events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the Fund's NAV. If, however, we determine that a particular event would materially affect the Fund's NAV, then we, under the general supervision of the Fund's Board of Trustees, will use all relevant, available information to determine a fair value for the affected portfolio securities.

Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.

Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Fund's Board of Trustees. Securities that cannot be valued by these methods, and all other assets, are valued in good faith at fair value using methods we have determined under the general supervision of the Fund's Board of Trustees.

For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's Statement of Additional Information.

Dividends and Distributions

The Fund pays net investment income dividends quarterly. Any net capital gain distribution usually occurs annually within 60 days of the May 31 fiscal year end, which would be somewhere around the end of July. The Fund will make additional payments to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

We will automatically reinvest all income dividends and capital gain distributions in the Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-dividend date. Any income dividends or capital gain distributions paid by the Fund will reduce the NAV per share by the amount of the dividend or distribution on the ex-dividend date. You should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or distribution. Some or all of these dividends and distributions are subject to taxes.

We will invest any dividend or distribution payment returned to us in your account at the then-current NAV per share. Dividend and distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

Federal Taxes

This tax information is quite general and refers to the federal income tax provisions in effect as of the date of this Prospectus. Note that the Taxpayer Relief Act of 1997 and the technical provisions adopted by the IRS Restructuring and Reform Act of 1998 may affect the status and treatment of certain distributions shareholders receive from the Fund. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

SHAREHOLDER - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends-received deduction available to corporations.

Regardless of the length of time you have held Fund shares, distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares.

WITHHOLDING - Federal law requires the Fund to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who:

*   fails to furnish the Fund with a correct tax identification number,
*   underreports dividend or interest income, or
*   fails to certify that he or she is not subject to withholding.

To avoid this withholding requirement, you must certify, on your application or on a separate Form W-9 supplied by the Fund's transfer agent, that your tax identification number is correct and you are not currently subject to backup withholding.

REPORTING - The Fund will report information to you annually concerning the tax status of dividends and distributions for federal income tax purposes.

Future Shareholder Mailings

Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

                                                                    Nine-Month
                                                                   Period Ended
                                  Year Ended May 31,                  May 31,
                         -----------------------------------------------------
                            2000      1999       1998       1997       1996*
                         -----------------------------------------------------
Net asset value at
  beginning of period    $  12.17   $  12.11   $  10.84   $  10.06   $  10.00
Net investment income         .53        .44        .46        .50        .39b
Net realized and
  unrealized gain (loss)     (.06)       .16       1.31        .83       (.06)
Distributions from net
  investment income          (.51)      (.44)      (.46)      (.50)      (.22)
Distributions of realized
  capital gains              (.20)      (.10)      (.04)      (.05)      (.05)
                         ----------------------------------------------------
Net asset value at
  end of period          $  11.93   $  12.17   $  12.11   $  10.84   $  10.06
                         ====================================================
Total return (%)**           3.96       4.97      16.72      13.59       3.23
Net assets at end of
  period (000)           $ 62,123   $ 70,589   $ 39,161   $ 13,878   $ 12,173
Ratio of expenses to
  average net assets (%)     1.01        .97       1.00       1.00       1.00a
Ratio of expenses
  to average net
  assets excluding
  reimbursements (%)         N/A        N/A        1.21       1.51       1.78a
Ratio of net investment
  income to average net
  assets (%)                 4.32       3.83       4.35       4.80       4.71a
Portfolio turnover (%)      61.08     117.12       7.15      64.71      78.60

-----------------
  * Fund commenced operations September 1, 1995.
 ** Assumes reinvestment of all dividend income and capital gain  distributions during the period.
  a Annualized. The  ratio  is  not  necessarily  indicative  of 12  months  of operations.
  b Calculated using weighted average shares.

                                  APPENDIX A

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH WE MAY INVEST THE FUND'S ASSETS:

REPURCHASE AGREEMENTS

We may invest the Fund's assets in repurchase agreements that are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security.

WHEN-ISSUED SECURITIES

We may invest the Fund's assets in new issues of debt securities offered on a when-issued basis.

* Delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment.

*   The Fund does not earn interest on the securities until settlement, and the
    market  value  of  the  securities  may  fluctuate   between  purchase  and
    settlement.

*   Such securities can be sold before settlement date.

VARIABLE RATE SECURITIES

We may invest the Fund's assets in securities that bear interest at rates which are adjusted periodically to market rates.

* These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.

* Because the interest rates of variable rate securities are periodically adjusted to reflect current market rates, their market value is less affected by changes in prevailing interest rates than the market value of securities with fixed interest rates.

* The market value of a variable rate security usually tends toward par (100% of face value) at interest rate adjustment time.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

We may invest the Fund's assets in mortgage-backed and asset-backed securities. Mortgage-backed securities include, but are not limited to, securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac). These securities represent ownership in a pool of mortgage loans. They differ from conventional bonds in that principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, the Fund receives monthly scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities.

Mortgage-backed  securities also include  collateralized  mortgage  obligations
(CMOs). CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are divided into pieces (tranches) with varying maturities. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments. Failure to accurately predict prepayments can adversely affect the Fund's return on these investments. CMOs may also be less marketable than other securities.

Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as credit card, motor vehicle, or trade receivables. They may be pass-through certificates, which have characteristics very similar to mortgage-backed securities, discussed above. They may also be in the form of asset-backed commercial paper, which is issued by a special purpose entity, organized solely to issue the commercial paper and to purchase interests in the assets. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and enhancement provided.

The weighted average life of such securities is likely to be substantially shorter than their stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

Municipal  Lease  Obligations

We may invest the Funds assets in a variety of instruments commonly referred to
as  municipal  lease   obligations,   including   leases  and  certificates  of
participation in such leases and contracts.

MASTER DEMAND NOTES

We may invest the Fund's assets in master demand notes, which are obligations that permit the investment of fluctuating amounts by the Fund, at varying rates of interest using direct arrangements between the Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because master demand notes are direct lending arrangements between the lender and borrower, these instruments generally will not be traded, and there generally is no secondary market for these notes, although they are redeemable (and immediately repayable by the borrower) at face value, plus accrued interest, at any time. We will invest the Fund's assets in master demand notes only if the Fund's Board of Trustees or its delegate has determined that they are of credit quality comparable to the debt securities in which the Fund generally may invest.

EURODOLLAR AND YANKEE OBLIGATIONS

We may invest a portion of the Fund's assets in dollar-denominated instruments that have been issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that have been issued by foreign issuers in the U.S. capital markets (Yankee obligations).

PUT BONDS

We may invest the Fund's assets in securities (including securities with variable interest rates) that may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer.

ILLIQUID SECURITIES

We may invest up to 15% of the Fund's net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

AMERICAN DEPOSITARY RECEIPTS (ADRS)

We may invest the Fund's assets in ADRs, which are foreign shares held by a U.S. bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

GLOBAL DEPOSITARY RECEIPTS (GDRS)

We may invest the Fund's assets in GDRs, which are foreign shares held by a U.S. or foreign bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

                                  APPENDIX B

USAA Family of No-Load Mutual Funds

The USAA Family of No-Load Mutual Funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide you with the opportunity to formulate your own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund, subject to the limitations described earlier. For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, call us for a Prospectus. Read it carefully before you invest. Mutual fund operating expenses apply and continue throughout the life of the Fund.

   FUND TYPE/NAME              RISK
  ===============================================
  CAPITAL APPRECIATION
  -----------------------------------------------
  Aggressive Growth            Very high
  Emerging Markets             Very high
  First Start Growth           Moderate to high
  Gold                         Very high
  Growth                       Moderate to high
  Growth & Income              Moderate
  International                Moderate to high
  S&P 500 Index                Moderate
  Science & Technology         Very high
  Small Cap Stock              Very high
  World Growth                 Moderate to high
  -----------------------------------------------
  ASSET ALLOCATION
  -----------------------------------------------
  Balanced Strategy            Moderate
  Cornerstone Strategy         Moderate
  Growth and Tax Strategy      Moderate
  Growth Strategy              Moderate to high
  Income Strategy              Low to moderate
  -----------------------------------------------
  INCOME - TAXABLE
  -----------------------------------------------
  GNMA                         Low to moderate
  High-Yield Opportunities     High
  Income                       Moderate
  Income Stock                 Moderate
  Intermediate-Term Bond       Low to moderate
  Short-Term Bond              Low
  -----------------------------------------------
  INCOME - TAX EXEMPT
  -----------------------------------------------
  Long-Term                    Moderate
  Intermediate-Term            Low to moderate
  Short-Term                   Low
  State Bond/Income            Moderate
  -----------------------------------------------
  MONEY MARKET
  -----------------------------------------------
  Money Market                 Low
  Tax Exempt Money Market      Low
  Treasury Money Market Trust  Low
  State Money Market           Low
  ===============================================

     FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

     S&P(R) IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC., AND HAS BEEN LICENSED FOR USE. THE PRODUCT IS NOT SPONSORED, SOLD OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE PRODUCT.

     SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES.

     CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS ARE OFFERED ONLY TO RESIDENTS OF THOSE STATES.

     AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

     THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES.

If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's Statement of Additional Information (SAI), Annual or Semiannual Report, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this Prospectus. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

===============================================================================
                 INVESTMENT ADVISER, UNDERWRITER, AND DISTRIBUTOR
                       USAA Investment Management Company
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288
            ---------------------------------------------------------
               TRANSFER AGENT                         CUSTODIAN
    USAA Shareholder Account Services     State Street Bank and Trust Company
          9800 Fredericksburg Road                   P.O. Box 1713
          San Antonio, Texas 78288             Boston, Massachusetts 02105
            ---------------------------------------------------------
                           TELEPHONE ASSISTANCE HOURS
                          Call toll free - Central Time
                     Monday - Friday 6:00 a.m. to 10:00 p.m.
                         Saturday 8:30 a.m. to 5:00 p.m.
                         Sunday 11:30 a.m. to 8:00 p.m.
            ---------------------------------------------------------
                   FOR ADDITIONAL INFORMATION ON MUTUAL FUNDS
                    1-800-531-8181 (in San Antonio, 456-7200)
                For account servicing, exchanges, or redemptions
                    1-800-531-8448 (in San Antonio, 456-7202)
            ---------------------------------------------------------
                        RECORDED MUTUAL FUND PRICE QUOTES
                        24-Hour Service (from any phone)
                    1-800-531-8066 (in San Antonio, 498-8066)
            ---------------------------------------------------------
                          MUTUAL FUND USAA TOUCHLINE(R)
                          (from touch-tone phones only)
               For account balance, last transaction, fund prices,
                      or to exchange/redeem fund shares
                    1-800-531-8777, (in San Antonio) 498-8777
            ---------------------------------------------------------
                                INTERNET ACCESS
                                    usaa.com
===============================================================================

                    Investment Company Act File No. 811-4019

                                       Part A

                               Prospectus for the
                          Growth and Tax Strategy Fund
                               is included herein

                                USAA GROWTH AND
                               TAX STRATEGY FUND


                                   Prospectus
                                October 1, 2000

As with other mutual funds, the Securities and Exchange Commission has not approved or disapproved of this Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                               TABLE OF CONTENTS

 What is the Fund's Investment Objective and Main Strategy?..............   2
 Main Risks of Investing in This Fund....................................   2
 Is This Fund for You?...................................................   3
 Could the Value of Your Investment in This Fund Fluctuate?..............   3
 Fees and Expenses.......................................................   5
 Fund Investments........................................................   6
 Fund Management.........................................................  13
 Using Mutual Funds in an Asset Allocation Program.......................  14
 How to Invest...........................................................  16
 Important Information About Purchases and Redemptions...................  20
 Exchanges...............................................................  21
 Shareholder Information.................................................  21
 Financial Highlights....................................................  25
 Appendix A..............................................................  26
 Appendix B..............................................................  28

USAA Investment Management Company manages this Fund. For easier reading, USAA Investment Management Company will be referred to as "we" or "us" throughout the Prospectus.

WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY?

The Fund's investment objective is to seek a conservative balance for the investor between income, the majority of which is exempt from federal income tax, and the potential for long-term growth of capital to preserve purchasing power. Using preset target ranges, we will invest a majority of the Fund's assets in tax-exempt bonds and money market instruments and the remainder in blue chip stocks. We manage the Fund with the goal of minimizing the impact of federal income taxes to shareholders.

Because any  investment  involves  risk,  there is no assurance that the Fund's
objective  will  be  achieved.   See  FUND  INVESTMENTS  on  page  6  for  more
information.

MAIN RISKS OF INVESTING IN THIS FUND

The primary risks of investing in this Fund are interest rate risk, credit risk, and market risk.

* INTEREST RATE RISK involves the possibility that the value of the Fund's investments will fluctuate because of changes in interest rates.

    IF INTEREST RATES INCREASE: the yield of the Fund may increase and the market value of the Fund's securities will likely decline, adversely affecting the net asset value and total return.

    IF INTEREST RATES DECREASE: the yield of the Fund may decrease and the market value of the Fund's securities may increase, which would likely increase the Fund's net asset value and total return.

* CREDIT RISK involves the possibility that a borrower cannot make timely interest and principal payments on its securities.

* MARKET RISK involves the possibility that the value of the Fund's investments in stocks will decline in a down stock market, regardless of the success or failure of any one company's operations.

Other risks of the Fund described later in the Prospectus include rebalancing risk and the risks of changes in tax laws impacting the Fund's dividends and distributions. As with other mutual funds, losing money is also a risk of investing in this Fund.

As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Look for this symbol [CAUTION LIGHT] throughout the Prospectus. We use it to mark more detailed information about the risks you will face as a Fund shareholder.

IS THIS FUND FOR YOU?

This Fund might be appropriate as part of your investment portfolio if . . .

    * You are seeking a fund with both tax relief and inflation hedging characteristics.
    *  You are willing to accept moderate risk.
    *  You are willing to take some exposure to the stock market.

This Fund MAY NOT be appropriate as part of your investment portfolio if . . .

    *  You need an investment that provides only tax-free income.
    * You are seeking an appropriate investment for an IRA, through a 401(k) plan or 403(b) plan, or other tax-sheltered account.

COULD THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?

Yes, it could. In fact, the value of your investment in this Fund will fluctuate with the changing market values of the investments in the Fund.

The bar chart shown on the next page illustrates the Fund's volatility and performance from year to year for each full calendar year for the past ten years.

Total Return

All mutual funds must use the same formula to calculate total return.

[SIDE BAR]
    TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

[BAR CHART]
               CALENDAR YEAR            TOTAL RETURN
                   1990                     1.36%
                   1991                    14.68%
                   1992                     4.93%
                   1993                    13.72%
                   1994                    -2.62%
                   1995                    22.70%
                   1996                    11.12%
                   1997                    16.16%
                   1998                    11.57%
                   1999                     9.27%

                   THE FUND'S TOTAL RETURN FOR THE SIX-MONTH
                    PERIOD ENDED JUNE 30, 2000, WAS 3.35%.

During the periods shown in the above bar chart, the highest total return for a quarter was 8.57% (quarter ending December 31, 1998) and the lowest total return for a quarter was -3.87% (quarter ending September 30, 1998).

The table below shows how the Fund's average annual total returns for the one- and five-year periods, as well as the life of the Fund, compared to those of a broad-based securities market index. Remember, historical performance does not necessarily indicate what will happen in the future.

   ============================================================================
   Average Annual
   Total Returns                                               Since Fund's
   (for the periods ending         Past      Past      Past    Inception on
   December 31, 1999)             1 Year   5 Years   10 Years  January 11, 1989
   ============================================================================
   Growth and Tax Strategy Fund    9.27%    14.07%    10.06%      10.60%
   ----------------------------------------------------------------------------
   Lehman Brothers
   Municipal Bond Index*          -2.06%     6.91%      N/A        7.19%
   ============================================================================

  *THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED  BENCHMARK OF TOTAL
   RETURN  PERFORMANCE  FOR THE LONG-TERM,  INVESTMENT-GRADE,  TAX-EXEMPT  BOND
   MARKET.

Yield

[SIDE BAR]
    YIELD IS THE ANNUALIZED NET INCOME OF THE FUND DURING A SPECIFIED PERIOD AS A PERCENTAGE OF THE FUND'S SHARE PRICE.

All mutual funds must use the same formula to calculate yield. The Fund may advertise performance in terms of a 30-day yield quotation. The Fund's 30-day yield for the period ended December 31, 1999, was 2.82%.

[SIDE BAR]
                               [TELEPHONE GRAPHIC]
                                  TOUCHLINE(R)
                                 1-800-831-8777
                                      PRESS
                                        1
                                      THEN
                                        1
                                      THEN
                                      5 3 #

Please consider performance information in light of the Fund's investment objective and policies and market conditions during the reported time periods. The value of your shares may go up or down. For the most current price, yield, and return information for this Fund, you may call USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices, yields, and returns. Then, press 53# when asked for the Fund Code. You may also access this information through our usaa.com Internet web site once your account has been established.

[SIDE BAR]
                                    NEWSPAPER
                                     SYMBOL
                                    Gr&TxStr

                                     TICKER
                                     SYMBOL
                                      USBLX

Additionally, you may find the most current price of your shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the symbol "Gr&TxStr." If you prefer to obtain this information from an on-line computer service, you can do so by using the ticker symbol "USBLX."

FEES AND EXPENSES

This summary shows what it will cost you, directly and indirectly, to invest in this Fund.

Shareholder Transaction Expenses -- (Direct Costs)

There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee.
(Your bank may also charge a fee for receiving wires.)

Annual Fund Operating Expenses -- (Indirect Costs)

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian and transfer agent fees. The figures below show actual expenses during the past fiscal year ended May 31, 2000, and are calculated as a percentage of average net assets.

[SIDE BAR]
    12B-1 FEES - SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.

                =================================================
                  Management Fees                         .50%
                  Distribution (12b-1) Fees               None
                  Other Expenses                          .21%
                                                          ----
                  Total Annual Fund Operating Expenses    .71%
                                                          ====
                =================================================

Example of Effect of the Fund's Operating Expenses

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

                        =================================
                            1 year..............$    73
                            3 years.............    227
                            5 years.............    395
                           10 years.............    883
                        =================================

FUND INVESTMENTS

Principal Investment Strategies and Risks

 Q  What is the Fund's principal investment strategy?

 A The Fund's principal strategy is to provide a diversified investment program within one mutual fund by allocating its assets in each of the following investment categories according to the following targeted ranges. Securities are classified by category at the time of purchase.

[PIE CHART]
                                PERCENTAGE TARGET RANGE
    INVESTMENT CATEGORY              OF NET ASSETS

    TAX-EXEMPT BONDS                    41-59%
    BLUE CHIP STOCKS                    41-49%
    TAX-EXEMPT MONEY
    MARKET INSTRUMENTS                   0-10%
     (Maturities of one
     year or less)

The ranges allow for a variance within each investment category. The Fund's Board of Trustees may revise the target ranges upon 60 days' prior written notice to shareholders. However, we may go outside the ranges on a temporary defensive basis without shareholder notification whenever we believe it is in the best interest of the Fund and its shareholders.

 Q  Why are stocks and bonds mixed in the same Fund?

 A From time to time the stock and bond markets may fluctuate independently of each other. In other words, a decline in the stock market may, in certain instances, be offset by a rise in the bond market, or vice versa. As a result, the Fund, with its mix of stocks and bonds, is expected in the long run to entail less market risk (and potentially less return) than a mutual fund investing exclusively in stocks.

 Q  Why were these investment categories and target ranges selected?

 A The investment categories and target ranges were selected to provide investors with a diversified investment in a single mutual fund. Tax-exempt bonds provide income exempt from federal income tax. Blue chip stocks provide the potential for long-term capital growth. Tax-exempt money market instruments provide a means for temporary investment of cash balances arising in the normal course of business.

    During normal market conditions, the Fund's assets will be invested so that at least 50% of the Fund's annual income will be exempt from federal personal income tax and excluded from the calculation of federal alternative minimum taxes for individual taxpayers. This policy may only be changed by a shareholder vote.

    As a temporary defensive measure because of market, economic, political, or other conditions, we may invest up to 100% of the Fund's assets in investment-grade, short-term taxable or tax-exempt debt instruments. This may result in the Fund not achieving its investment objective during the time it is in this temporary defensive posture.

 Q How will the impact of federal income taxes be minimized on the Fund's shareholders?

 A We intend to use various techniques to minimize the impact of federal income taxes on the Fund's shareholders while maximizing capital appreciation, including:

    * investing in bonds and similar instruments that provide income which is exempt from federal income tax;

    *  investing in a portfolio of blue chip stocks with a low dividend yield;

    * selecting blue chip stocks that we expect to hold for relatively long periods to minimize the cost of trading and the receipt of capital gains;

    * when selling securities, considering the sale of those with the highest tax cost basis to minimize the receipt of capital gains; and

    *  offsetting   capital  gains  with  capital   losses,   if  available  and
       appropriate.

    Although the Fund seeks to minimize taxable income and the realization of capital gains, the Fund may nevertheless receive taxable income and capital gains from time to time. Additionally, you may owe taxes on realized capital gains, if any, when you redeem your Fund shares.

[CAUTION LIGHT]
CHANGES IN TAX LAWS. The target ranges of securities categories and the techniques for minimizing the impact of taxes are all based on current federal tax law. Any future changes in those laws could result in significant changes in the Fund's investment strategies and techniques.

 Q What actions are taken to keep the Fund's asset allocations within the target ranges?

 A If market action causes the actual assets of the Fund in one or more investment categories to move outside the ranges, we will make adjustments to rebalance the portfolio. In general, we will rebalance the portfolio at least once during each quarter. In rebalancing the Fund's portfolio, we will buy or sell securities to return the actual allocation of the Fund's assets to within its target ranges. For example, the Fund's portfolio could begin a quarter with its assets allocated 50% in tax-exempt bonds, 45% in blue chip stocks, and 5% in tax-exempt money market instruments. During the quarter, a strong stock market coupled with a weak bond market could leave the portfolio with 40% in tax-exempt bonds, 55% in blue chip stocks, and 5% in tax-exempt money market instruments. In this case, we would sell blue chip stocks and use the proceeds to buy tax-exempt securities to bring the blue chip stocks and tax-exempt bonds back to within their target ranges.

[CAUTION LIGHT]
REBALANCING RISK. In purchasing and selling securities in order to rebalance its portfolio, the Fund will pay more in brokerage commissions than it would without a rebalancing policy. As a result of the need to rebalance, the Fund also has less flexibility in the timing of purchases and sales of securities than it would otherwise. Although we intend to manage the Fund in a tax-advantaged manner, the Fund may have a higher proportion of capital gains and a lower return than a fund that does not have a rebalancing policy.

Tax-Exempt Bonds and
Tax-Exempt Money Market Instruments

 Q  What are tax-exempt securities?

 A Tax-exempt securities include municipal debt obligations that have been issued by states and their political subdivisions, and duly constituted state and local authorities and corporations as well as securities issued by certain U.S. territories or possessions, such as Puerto Rico, the Virgin Islands, and Guam. They are issued to fund public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. Tax-exempt securities may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

    Because the projects benefit the public, Congress has granted exemption from federal income taxes for the interest income arising from these securities.

 Q  What types of tax-exempt securities are included in the Fund's portfolio?

 A The Fund's portfolio may be invested in any of the following tax-exempt securities.

    * GENERAL OBLIGATION BONDS, which are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest;

    * REVENUE BONDS, which are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from proceeds of a special excise tax or other specific revenue source, but not from the general taxing power; or

    * INDUSTRIAL DEVELOPMENT BONDS, which are issued by or on behalf of public authorities to obtain funds for privately operated facilities.

 Q What is the average maturity of the securities in the Tax-Exempt Bonds category and how is it calculated?

 A The Tax-Exempt Bonds category includes tax-exempt securities that will have a remaining maturity at the time of purchase of more than one year. Although the average maturity of the securities in this category is not restricted, we expect it to exceed ten years. In determining a security's maturity for purposes of calculating the Fund's average maturity, we may use estimates of the expected time for its principal to be paid. This can be substantially shorter than its stated final maturity. For a discussion on the method of calculating the average weighted maturity of the Fund's portfolio, see INVESTMENT POLICIES in the Statement of Additional Information.

[CAUTION LIGHT]
INTEREST RATE RISK. As a mutual fund investing in bonds, the Fund is subject to the risk that the market value of the bonds will decline because of rising interest rates. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

 Q What types of tax-exempt money market instruments are included in the Fund's portfolio?

 A The tax-exempt money market instruments in the portfolio are tax-exempt debt securities like the type included in the Tax-Exempt Bonds category. They have remaining stated maturities at the time of purchase of one year or less or are subject to puts or similar demand features resulting in an effective maturity of one year or less.

 Q  What are the credit ratings of these securities?

 A First, we will only purchase tax-exempt securities that are considered investment grade. For a security to be considered investment grade, it must be:

    * rated by one or more rating agencies at least in the fourth highest rating category for long-term securities;

    * rated by one or more rating agencies at least within the second highest rating category for short-term securities;

    * or, if not rated by those rating agencies, we must determine it to be of equivalent investment quality.

    And second, at least 50% of the combined total market values of the tax-exempt bonds and tax-exempt money market instruments will be rated within the three highest long-term rating categories by:

    *  Moody's Investors Service (Moody's),
    *  Standard & Poor's Ratings Group (S&P), or
    *  Fitch Information, Inc. (Fitch);

    or in the highest short-term rating category by:

    * Moody's, S&P, or Fitch. If unrated by those three agencies, we must determine that the securities are of equivalent investment quality.

[CAUTION LIGHT]
CREDIT RISK. The bonds in the Fund's portfolio are subject to credit risk. Credit risk is the possibility that an issuer of a fixed income instrument such as a bond or repurchase agreement will fail to make timely payments of interest or principal. We attempt to minimize the Fund's credit risk by investing in securities considered investment grade at the time of purchase. When evaluating potential investments for the Fund, our analysts also assess credit risk and its impact on the Fund's portfolio. Nevertheless, even investment-grade securities are subject to some credit risk. Securities in the lowest-rated, investment-grade category have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capability to make principal and interest payments on these securities than is the case for higher-rated securities. In addition, the ratings of securities are estimates by the rating agencies of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis.

 Q What happens if the rating of a security is downgraded to below investment grade?

 A We will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security in the Fund's portfolio. If downgrades result in more than 5% of the Fund's net assets being invested in securities that are less than investment-grade quality, we will take immediate action to reduce the Fund's holdings in such securities to 5% or less of the Fund's net assets, unless otherwise directed by the Fund's Board of Trustees.

 Q  How are the decisions to buy and sell tax-exempt securities made?

 A We will buy securities that offer an attractive balance of tax-exempt income against credit risk and price volatility. We will sell a security if we become concerned about its credit risk, are forced by market factors to raise money, or an attractive replacement security is available.

Blue Chip Stocks

 Q  What types of stocks are included in the Fund's portfolio?

 A We will invest in common stocks of blue chip companies for long-term growth. A blue chip company is one that has a market capitalization of:

    * at least $500 million and is included in the list of companies that make up the Standard & Poor's 500 Composite Stock Price Index or the Dow Jones Industrial Average; or

    *  at least $1 billion.

    We may invest up to 5% of the Fund's total assets in blue chip stocks of foreign issuers or in American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), or similar forms of ownership interest in securities of foreign issuers that are traded on U.S. securities exchanges or in U.S. over-the-counter markets.

[CAUTION LIGHT]
MARKET RISK. Because this Fund invests in stocks, it is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets. Stocks tend to go up and down more than bonds.

 Q  How are the decisions to buy and sell stocks made?

 A We generally invest in companies that are, or have the prospect of becoming, dominant in their industry. We expect the sales and earnings of these companies to grow faster than those of their industry peers. We consider a number of factors such as:

       *   a company's strategic position in its industry,
       *   sales and earnings growth,
       *   cash flow,
       *   book value, and
       *   dividend yield.

    We will sell a security when we perceive that one or more of these factors has changed.

For additional information about other securities in which we may invest the Fund's assets, see APPENDIX A on page 26.

FUND MANAGEMENT

USAA Investment Management Company serves as the manager and distributor of this Fund. We are an affiliate of United Services Automobile Association
(USAA), a large, diversified financial services institution. As of the date of this Prospectus, we had approximately $43 billion in total assets under management. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

We provide management services to the Fund pursuant to an Advisory Agreement. We are responsible for managing the Fund's portfolio (including placement of brokerage orders) and its business affairs, subject to the authority of and supervision by the Fund's Board of Trustees. For our services, the Fund pays us an annual fee. This fee was computed and paid at one-half of one percent (.50%) of average net assets for the fiscal year ended May 31, 2000. We also provide services related to selling the Fund's shares and receive no compensation for those services.

Portfolio Managers

TAX-EXEMPT BONDS AND TAX-EXEMPT MONEY MARKET INSTRUMENTS

[PHOTOGRAPH]
Clifford A. Gladson

Clifford A. Gladson, Vice President of Mutual Fund Portfolios, has been the asset allocation manager of the Fund since January 2000. He has also managed the Tax-Exempt Bonds and Tax-Exempt Money Market Instruments investment categories since November 1999. Mr. Gladson has 13 years investment management experience and has worked for us for ten years. He earned the Chartered Financial Analyst designation in 1990 and is a member of the Association for Investment Management and Research, the San Antonio Financial Analysts Society, Inc., and the National Federation of Municipal Analysts. He holds an MS from the University of Wisconsin, Milwaukee and a BS from Marquette University.

BLUE CHIP STOCKS

[PHOTOGRAPH]
Patrick O'Hare

Patrick O'Hare, Vice President of Equity Investments, has managed the Fund's Blue Chip Stocks investment category since August 1998. He has seven years investment management experience working for us. Mr. O'Hare earned the Chartered Financial Analyst designation in 1996 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. He holds an MBA from the Wharton School, University of Pennsylvania and a BBA from the University of Oklahoma.

USING MUTUAL FUNDS IN AN ASSET ALLOCATION PROGRAM

I. The Idea Behind Asset Allocation

If you have money to invest and hear that stocks may be a good investment, is it a wise idea to use your entire savings to buy one stock? Most people wouldn't -- it would be fortunate if it works, but this strategy holds a great deal of risk. Surprising news could be reported tomorrow on your stock, and its price could soar or plummet.

Careful investors understand this concept of risk and lower that risk by diversifying their holdings among a number of securities. That way bad news for one security may be counterbalanced by good news regarding other securities. But there is still a question of risk here. History tells us that stocks are generally more volatile than bonds and that long-term bonds are generally more volatile than short-term bonds. History also tells us that over many years investments having higher risks tend to have higher returns than investments that carry lower risks. From these observations comes the idea of asset allocation.

Asset allocation is a concept that involves dividing your money among several different types of investments -- for example, stocks, bonds, and short-term investments such as money market instruments -- and keeping that allocation until your objectives or the financial markets significantly change. That way you're not pinning all your financial success on the fortunes of one kind of investment. Money spread across different investment categories can help you reduce market risk and likely will provide more stability to your total return.

Asset allocation can work because different kinds of investments generally follow different up-and-down cycles. With a variety of investments in your portfolio, some are probably doing well, even when others are struggling.

II. Using Asset  Allocation in an Investment  Program

Most investors understand the concept of diversification, but asset allocation goes beyond diversifying your portfolio; it's a much more active process. You must evaluate your lifestyle, finances, circumstances, long- and short-term financial goals, and tolerance for investment risk. Once you have structured your allocation, you'll need to review it regularly since your objectives will change over time. Even though we do not charge sales loads or commissions, our member service representatives are always available to assist you in structuring and reviewing your investment portfolio.

III. USAA's Series of Asset Strategy Funds

USAA's series of asset allocation funds, our Asset Strategy Funds, are designed for the long-term investor and are in line with our investment philosophy for investors, specifically "buy and hold for the long-term," and "don't try to time the market." As shown below, each of USAA's Asset Strategy Funds has its own different mix of assets and objectives.

===============================================================================
   Fund                  Investment Objective                  Invests in
-------------------------------------------------------------------------------

Income              Seek high current return, with          bonds and stocks
Strategy            reduced risk over time, through
Fund                an asset allocation strategy that
                    emphasizes income and gives
                    secondary emphasis to long-term
                    growth of capital.

Growth              Seek a conservative balance             tax-exempt bonds
and Tax             between income, the majority of         and blue chips
Strategy            which is tax-exempt, and the            stocks
Fund                potential for long-term growth of
                    capital to preserve purchasing
                    power.

Balanced            Seek high total return, with            stocks and bonds
Strategy            reduced risk over time, through an
Fund                asset allocation strategy that seeks
                    a combination of long-term growth
                    a capital and current income.
===============================================================================

CONTINUED

===============================================================================
   Fund                  Investment Objective                  Invests in
-------------------------------------------------------------------------------
Cornerstone         Achieve a positive inflation-           U.S. stocks,
Strategy            adjusted rate of return and a           International,
Fund                reasonably stable value of Fund         stocks, government
                    shares, thereby preserving              securities, real
                    purchasing power of shareholders'       estate securities,
                    capital.                                and gold securities

Growth              Seek high total return, with            small and large cap
Strategy            reduced risk over time, through         stocks, bonds, and
Fund                an asset allocation strategy that       international
                    emphasizes capital appreciation         stocks
                    and gives secondary emphasis
                    to income.
===============================================================================

For more complete information about the other USAA Asset Strategy Funds, including charges and operating expenses, call us for a Prospectus. Read it carefully before you invest.

HOW TO INVEST

Purchase of Shares

OPENING AN ACCOUNT

You may open an account and make an investment as described below by mail, in person, bank wire, phone, or on the Internet. A complete, signed application is required to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund unless the registration is different.

TAX ID NUMBER

Each shareholder named on the account must provide a social security number or tax identification number to avoid possible tax withholding requirements set forth by the IRS.

EFFECTIVE DATE

When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4:00 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day the NYSE is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

If you plan to purchase Fund shares with a foreign check, we suggest you convert your foreign check to U.S. dollars prior to investment in the Fund. This will avoid a potential four- to six-week delay in the effective date of your purchase. Furthermore, a bank charge may be assessed in the clearing process, which will be deducted from the amount of the purchase.

MINIMUM INVESTMENTS

INITIAL PURCHASE
[MONEY GRAPHIC]

* $3,000 or no initial investment if you elect to have monthly electronic investments of at least $50 per transaction, per account. We may periodically offer programs that reduce the minimum amounts for monthly electronic investments. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment.

ADDITIONAL PURCHASES

*   $50 per transaction, per account.

NOTE: This Fund is not available for an IRA because the majority of its income is tax-exempt.

HOW TO PURCHASE

MAIL
[ENVELOPE GRAPHIC]

* To open an account, send your application and check to:
       USAA Investment Management Company
       9800 Fredericksburg Road
       San Antonio, TX 78288 (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

* To add to  your  account,  send  your  check  and the  deposit  stub in the
  business  reply   envelope  that   accompanies   your  Fund's   transaction
  confirmation to the Transfer Agent:
       USAA Shareholder Account Services
       9800 Fredericksburg Road
       San Antonio, TX 78288

IN PERSON
[HANDSHAKE GRAPHIC]

* To open an account, bring your application and check to our San Antonio investment sales and service office at:
       USAA Federal Savings Bank
       10750 Robert F. McDermott Freeway
       San Antonio, TX 78288

BANK WIRE
[BANK WIRE GRAPHIC]

* To open or add to your account, instruct your bank (which may charge a fee for the service) to wire the specified amount to the Fund as follows:
       State Street Bank and Trust Company
       Boston, MA 02101
       ABA#011000028
       Attn: USAA Income Strategy Fund
       USAA Account Number: 69384998
       Shareholder(s) Name(s) ______________________________________________
       Shareholder(s) Mutual Fund Account Number ___________________________

ELECTRONIC FUNDS TRANSFER (EFT)

[CALENDER GRAPHIC]

* Additional purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)
[TELEPHONE GRAPHIC]

* If you have an existing USAA mutual fund account and would like to open a new account or exchange to another USAA Fund, call for instructions. To open an account by phone, the new account must have the same registration as your existing account.

USAA TOUCHLINE(R) 1-800-531-8777 (IN SAN ANTONIO, 498-8777)
[TOUCHLINE(R) GRAPHIC]

* In addition to obtaining account balance information, last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another USAA Fund, or make redemptions. This service is available with an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file.

INTERNET ACCESS - USAA.COM

[COMPUTER GRAPHIC]

* You can use your personal computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, you will need to call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access to your account, you will be able to open a new mutual fund account within an existing registration, exchange to another USAA Fund, make redemptions, review account activity, check balances, and more. To place orders by Internet, an ESA and EFT Buy/Sell authorization must be on file.

Redemption of Shares

You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4:00 p.m. Eastern
Time), your redemption will be effective on the next business day.

We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; and as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares and the price received upon redemption.

In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

HOW TO REDEEM

MAIL, IN PERSON, FAX, TELEGRAM, TELEPHONE, TOUCHLINE(R), OR INTERNET
[FAX MACHINE GRAPHIC]
* Send your written instructions to:
       USAA Shareholder Account Services
       9800 Fredericksburg Road
       San Antonio, TX 78288 (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)
* Visit a member service representative at our San Antonio investment sales and service office at USAA Federal Savings Bank.
* Send a signed fax to 1-800-292-8177, or send a telegram to USAA Shareholder Account Services.
* Call toll free 1-800-531-8448 (in San Antonio, 456-7202) to speak with a member service representative.
* Call toll free 1-800-531-8777 (in San Antonio, 498-8777) to access our 24-hour USAA TouchLine(R) service.
*  Access our Internet web site at usaa.com.

Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained:
(1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) social security/tax identification number or date of birth of the registered account owner(s) for the account registration. Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

INVESTOR'S GUIDE to USAA Mutual Fund Services
[INVESTOR'S GUIDE GRAPHIC]

Upon your initial investment with us, you will receive the INVESTOR'S GUIDE to help you get the most out of your USAA mutual fund account and to assist you in your role as an investor. In the INVESTOR'S GUIDE, you will find additional information on purchases, redemptions, and methods of payment. You will also find in-depth information on automatic investment plans, shareholder statements and reports, and other useful information.

Account Balance

USAA Shareholder Account Services (SAS), the Fund's transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. The fee will reduce total transfer agency fees paid by the Fund to SAS. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all (non-IRA) money market fund accounts; and (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds.

Fund Rights

The Fund reserves the right to:

*   reject purchase or exchange orders when in the best interest of the Fund;

* limit or discontinue the offering of shares of the Fund without notice to the shareholders;

* require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the Statement of Additional Information contains information on acceptable guarantors);

*   redeem an account with less than $900, with certain limitations.

EXCHANGES

Exchange Privilege

The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA Family of Funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Exchanges made through USAA TouchLine(R) and the Internet require an ESA and EFT Buy/Sell authorization on file. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; and as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares and the price received upon exchange.

The Fund has undertaken certain procedures regarding telephone transactions as described on page 19.

Exchange Limitations, Excessive Trading

To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. The limit on exchanges out of any Fund in the USAA Family of Funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA Family of Funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.

SHAREHOLDER INFORMATION

[SIDE BAR]
                                 NAV PER SHARE
                                    EQUALS
                                 TOTAL ASSETS
                                     MINUS
                                  LIABILITIES
                                  DIVIDED BY
                                  # OF SHARES
                                  OUTSTANDING

Share Price Calculation

The price at which you purchase and redeem Fund shares is equal to the net asset value (NAV) per share determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of the regular trading session of the NYSE, which is usually 4:00 p.m. Eastern Time.

Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. If no sale is reported, the average of the bid and asked prices is generally used.

Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.

Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Fund's Board of Trustees. Securities that cannot be valued by these methods, and all other assets, are valued in good faith at fair value using methods we have determined under the general supervision of the Fund's Board of Trustees.

For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's Statement of Additional Information.

Dividends and Distributions

The Fund pays net investment income dividends quarterly. Any net capital gain distribution usually occurs annually within 60 days of the May 31 fiscal year end, which would be somewhere around the end of July. The Fund will make additional payments to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

We will automatically reinvest all income dividends and capital gain distributions in the Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-dividend date. Any income dividends or capital gain distributions paid by the Fund will reduce the NAV per share by the amount of the dividend or distribution on the ex-dividend date. You should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or distribution. Some or all of these dividends and distributions are subject to taxes.

We will invest any dividend or distribution payment returned to us in your account at the then-current NAV per share. Dividend and distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

Federal Taxes

This tax information is quite general and refers to the federal income tax provisions in effect as of the date of this Prospectus. Note that the Taxpayer Relief Act of 1997 and the technical provisions adopted by the IRS Restructuring and Reform Act of 1998 may affect the status and treatment of
certain  distributions   shareholders  receive  from  the  Fund.

Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

SHAREHOLDER - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends-received deduction available to corporations.

Regardless of the length of time you have held the Fund shares, distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares.

Distributions to shareholders derived from tax-exempt interest received by the Fund will be excluded from a shareholder's gross income for federal income tax purposes, provided the Fund meets certain requirements.

IN CERTAIN INSTANCES, TAX-EXEMPT INTEREST HAS TAX IMPLICATIONS.

For corporations, all tax-exempt interest will be considered in calculating the alternative minimum tax as part of the adjusted current earnings.

Distributions of tax-exempt income are considered in computing the portion, if any, of social security and railroad retirement benefits subject to federal and, in some cases, state taxes.

WITHHOLDING - Federal law requires the Fund to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who:

*   fails to furnish the Fund with a correct tax identification number,
*   underreports dividend or interest income, or
*   fails to certify that he or she is not subject to withholding.

To avoid this withholding requirement, you must certify, on your application or on a separate Form W-9 supplied by the Fund's transfer agent, that your tax identification number is correct and you are not currently subject to backup withholding.

REPORTING - The Fund will report information to you annually concerning the tax status of dividends and distributions for federal income tax purposes, including the portion of the dividends constituting interest on private activity bonds; and the percentage and source, on a state-by-state basis, of interest income earned, if any, on the tax-exempt securities held by the Fund during the preceding year.

Future Shareholder Mailings

Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent  the  rate  that an  investor  would  have  earned  (or  lost)  on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

                                            Year Ended May 31,
                           ---------------------------------------------------
                               2000     1999       1998       1997       1996
                           ---------------------------------------------------
Net asset value at
  beginning of period      $  16.66  $  16.31   $  15.14   $  14.11   $  12.82
Net investment income           .48       .47        .50        .52        .51
Net realized and
  unrealized gain               .61       .96       1.72       1.39       1.32
Distributions from net
  investment income            (.47)     (.48)      (.51)      (.52)      (.51)
Distributions of realized
  capital gains                  --      (.60)      (.54)      (.36)      (.03)
                           ---------------------------------------------------
Net asset value at
  end of period            $  17.28  $  16.66   $  16.31   $  15.14   $  14.11
                           ===================================================
Total return (%)*              6.62      9.10      15.26      14.21      14.61
Net assets at end of
  period (000)             $263,592  $252,442   $229,404   $185,504   $160,390
Ratio of expenses to
  average net assets (%)        .71       .69        .71        .74        .82
Ratio of net investment
  income to average net
  assets (%)                   2.80      2.89       3.22       3.66       3.79
Portfolio turnover (%)        66.43     63.42      65.58     194.21     202.55

-------------
* Assumes reinvestment of all dividend income and capital gain distributions during the period.

                                  APPENDIX A

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH WE MAY INVEST THE FUND'S ASSETS:

WHEN-ISSUED SECURITIES

We may invest the Fund's assets in new issues of debt securities offered on a when-issued basis.

* Delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment.

*   The Fund does not earn interest on the securities until settlement,  and the
    market  value  of  the  securities  may  fluctuate   between   purchase  and
    settlement.

*   Such securities can be sold before settlement date.

VARIABLE RATE SECURITIES

We may invest the Fund's assets in securities that bear interest at rates which are adjusted periodically to market rates.

* These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.

* Because the interest rates of variable rate securities are periodically adjusted to reflect current market rates, their market value is less affected by changes in prevailing interest rates than the market value of securities with fixed interest rates.

* The market value of a variable rate security usually tends toward par (100% of face value) at interest rate adjustment time.

PUT BONDS

We may invest the Fund's assets in tax-exempt securities (including securities with variable interest rates) that may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds).

* Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer. Under the Fund's portfolio allocation procedure, maturity for put bonds is deemed to be the date on which the put becomes exercisable.

ZERO COUPON BONDS

We may invest the Fund's assets in zero coupon bonds.

* A zero coupon bond is a security that is sold at a deep discount from its face value, makes no periodic interest payments, and is redeemed at face value when it matures.

* The lump sum payment at maturity increases the price volatility of the zero coupon bond to changes in interest rates when compared to a bond that distributes a semiannual coupon payment.

*   In  calculating  its  dividend,   the  Fund  records  as  income  the  daily
    amortization of the purchase discount.

MUNICIPAL  LEASE  OBLIGATIONS

We may invest the Funds assets in a variety of instruments commonly referred to
as  municipal  lease   obligations,   including   leases  and  certificates  of
participation in such leases and contracts.

ILLIQUID SECURITIES

We may invest up to 15% of the Fund's net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

AMERICAN DEPOSITARY RECEIPTS (ADRS)

We may invest the Fund's assets in ADRs, which are foreign shares held by a U.S. bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

GLOBAL DEPOSITARY RECEIPTS (GDRS)

We may invest the Fund's assets in GDRs, which are foreign shares held by a U.S. or foreign bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

                                  APPENDIX B

USAA Family of No-Load Mutual Funds

The USAA Family of No-Load Mutual Funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide you with the opportunity to formulate your own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund, subject to the limitations described earlier. For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, call us for a Prospectus. Read it carefully before you invest. Mutual fund operating expenses apply and continue throughout the life of the Fund.

   FUND TYPE/NAME              RISK
  ===============================================
  CAPITAL APPRECIATION
  -----------------------------------------------
  Aggressive Growth            Very high
  Emerging Markets             Very high
  First Start Growth           Moderate to high
  Gold                         Very high
  Growth                       Moderate to high
  Growth & Income              Moderate
  International                Moderate to high
  S&P 500 Index                Moderate
  Science & Technology         Very high
  Small Cap Stock              Very high
  World Growth                 Moderate to high
  -----------------------------------------------
  ASSET ALLOCATION
  -----------------------------------------------
  Balanced Strategy            Moderate
  Cornerstone Strategy         Moderate
  Growth and Tax Strategy      Moderate
  Growth Strategy              Moderate to high
  Income Strategy              Low to moderate
  -----------------------------------------------
  INCOME - TAXABLE
  -----------------------------------------------
  GNMA                         Low to moderate
  High-Yield Opportunities     High
  Income                       Moderate
  Income Stock                 Moderate
  Intermediate-Term Bond       Low to moderate
  Short-Term Bond              Low
  -----------------------------------------------
  INCOME - TAX EXEMPT
  -----------------------------------------------
  Long-Term                    Moderate
  Intermediate-Term            Low to moderate
  Short-Term                   Low
  State Bond/Income            Moderate
  -----------------------------------------------
  MONEY MARKET
  -----------------------------------------------
  Money Market                 Low
  Tax Exempt Money Market      Low
  Treasury Money Market Trust  Low
  State Money Market           Low
  ===============================================

     FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

     S&P(R) IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC., AND HAS BEEN LICENSED FOR USE. THE PRODUCT IS NOT SPONSORED, SOLD OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE PRODUCT.

     SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES.

     CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS ARE OFFERED ONLY TO RESIDENTS OF THOSE STATES.

     AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

     THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES.

If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's Statement of Additional Information (SAI), Annual or Semiannual Report, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this Prospectus. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

===============================================================================
                 INVESTMENT ADVISER, UNDERWRITER, AND DISTRIBUTOR
                       USAA Investment Management Company
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288
            ---------------------------------------------------------
               TRANSFER AGENT                         CUSTODIAN
    USAA Shareholder Account Services     State Street Bank and Trust Company
          9800 Fredericksburg Road                   P.O. Box 1713
          San Antonio, Texas 78288             Boston, Massachusetts 02105
            ---------------------------------------------------------
                           TELEPHONE ASSISTANCE HOURS
                          Call toll free - Central Time
                     Monday - Friday 6:00 a.m. to 10:00 p.m.
                         Saturday 8:30 a.m. to 5:00 p.m.
                         Sunday 11:30 a.m. to 8:00 p.m.
            ---------------------------------------------------------
                   FOR ADDITIONAL INFORMATION ON MUTUAL FUNDS
                    1-800-531-8181 (in San Antonio, 456-7200)
                For account servicing, exchanges, or redemptions
                    1-800-531-8448 (in San Antonio, 456-7202)
            ---------------------------------------------------------
                        RECORDED MUTUAL FUND PRICE QUOTES
                        24-Hour Service (from any phone)
                    1-800-531-8066 (in San Antonio, 498-8066)
            ---------------------------------------------------------
                          MUTUAL FUND USAA TOUCHLINE(R)
                          (from touch-tone phones only)
               For account balance, last transaction, fund prices,
                      or to exchange/redeem fund shares
                    1-800-531-8777, (in San Antonio) 498-8777
            ---------------------------------------------------------
                                Internet Access
                                    usaa.com
===============================================================================

                    Investment Company Act File No. 811-4019

                                       Part A

                               Prospectus for the
                             Balanced Strategy Fund
                               is included herein

                                 USAA BALANCED
                                 STRATEGY FUND


                                   Prospectus
                                October 1, 2000

As with other mutual funds, the Securities and Exchange Commission has not approved or disapproved of this Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                               TABLE OF CONTENTS

 What is the Fund's Investment Objective and Main Strategy?..............   2
 Main Risks of Investing in This Fund....................................   2
 Is This Fund for You?...................................................   3
 Could the Value of Your Investment in This Fund Fluctuate?..............   3
 Fees and Expenses.......................................................   5
 Fund Investments........................................................   6
 Fund Management.........................................................  11
 Using Mutual Funds in an Asset Allocation Program.......................  13
 How to Invest...........................................................  15
 Important Information About Purchases and Redemptions...................  18
 Exchanges...............................................................  19
 Shareholder Information.................................................  20
 Financial Highlights....................................................  23
 Appendix A .............................................................  24
 Appendix B .............................................................  27

USAA Investment Management Company manages this Fund. For easier reading, USAA Investment Management Company will be referred to as "we" or "us" throughout the Prospectus.

WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY?

The Fund's investment objective is to seek high total return, with reduced risk over time, through an asset allocation strategy that seeks a combination of long-term growth of capital and current income. Using preset target ranges, we will invest the Fund's assets in a combination of stocks on the one hand and bonds and money market instruments on the other.

Because any  investment  involves  risk,  there is no assurance that the Fund's
objective  will  be  achieved.   See  FUND  INVESTMENTS  on  page  6  for  more
information.

MAIN RISKS OF INVESTING IN THIS FUND

The primary risks of investing in this Fund are market risk, credit risk, and interest rate risk.

* MARKET RISK involves the possibility that the value of the Fund's investments in stocks will decline in a down stock market, regardless of the success or failure of any one company's operations.

* CREDIT RISK involves the possibility that a borrower cannot make timely interest and principal payments on its securities.

* INTEREST RATE RISK involves the possibility that the value of the Fund's investments will fluctuate because of changes in interest rates.

    IF INTEREST RATES INCREASE: the yield of the Fund may increase and the market value of the Fund's securities will likely decline, adversely affecting the net asset value and total return.

    IF INTEREST RATES DECREASE: the yield of the Fund may decrease and the market value of the Fund's securities may increase, which would likely increase the Fund's net asset value and total return.

Another risk of the Fund described later in the Prospectus is rebalancing risk. As with other mutual funds, losing money is also a risk of investing in this Fund.

As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Look for this symbol [CAUTION LIGHT] throughout the Prospectus. We use it to mark more detailed information about the risks you will face as a Fund shareholder.

IS THIS FUND FOR YOU?

This Fund might be appropriate as part of your investment portfolio if . . .

    * You are seeking a fund that will diversify your holdings among a number of stocks and bonds.
    *  You are willing to accept moderate risk.
    *  You are looking for current income.
    * You are seeking an appropriate investment for an IRA, through a 401(k) plan or 403(b) plan, or other tax-sheltered account.

This Fund MAY NOT be appropriate as part of your investment portfolio if . . .

    *  You are unwilling to take greater risk for long-term goals.
    *  You need an investment that provides tax-free income.

COULD THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?

Yes, it could. In fact, the value of your investment in this Fund will fluctuate with the changing market values of the investments in the Fund.

The bar chart shown on the next page illustrates the Fund's volatility and performance from year to year for each full calendar year since the Fund's inception.

Total Return

All mutual funds must use the same formula to calculate total return.

[SIDE BAR]
    TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

[BAR CHART]
               CALENDAR YEAR            TOTAL RETURN
                    1996*                  13.45%
                    1997                   19.05%
                    1998                    8.69%
                    1999                   18.90%

                  *FUND BEGAN OPERATIONS ON SEPTEMBER 1, 1995.

                   THE FUND'S TOTAL RETURN FOR THE SIX-MONTH
                    PERIOD ENDED JUNE 30, 2000, WAS 0.12%.

During the periods shown in the above bar chart, the highest total return for a quarter was 15.58% (quarter ending December 31, 1998) and the lowest total return for a quarter was -11.56% (quarter ending September 30, 1998).

The table below shows how the Fund's average annual total returns for the one-year period, as well as the life of the Fund, compared to those of a broad-based securities market index. Remember, historical performance does not necessarily indicate what will happen in the future.

 =============================================================================
   Average Annual
   Total Returns                                    Since Fund's
   (for the periods ending             Past         Inception On
   December 31, 1999)                 1 Year      September 1, 1995
  ============================================================================
   Balanced Strategy Fund             18.90%           14.56%
  ----------------------------------------------------------------------------
   S&P 500 Index*                     21.03%           27.02%
  ----------------------------------------------------------------------------
   Lehman Brothers
   Aggregate Bond Index               -0.82%            6.04%
  ============================================================================

  * THE S&P 500 INDEX IS A BROAD-BASED COMPOSITE UNMANAGED INDEX THAT REPRESENTS THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS AN UNMANAGED INDEX MADE UP OF THE GOVERNMENT/CORPORATE INDEX, THE MORTGAGE-BACKED SECURITIES INDEX, AND THE ASSET-BACKED SECURITIES INDEX.

Please consider performance information in light of the Fund's investment objective and policies and market conditions during the reported time periods. The value of your shares may go up or down. For the most current price and return information for this Fund, you may call USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices and returns. Then, press 47# when asked for the Fund Code. You may also access this information through our usaa.com Internet web site once your account has been established.

[SIDE BAR]
                               [TELEPHONE GRAPHIC]
                                  TOUCHLINE(R)
                                 1-800-831-8777
                                      PRESS
                                        1
                                      THEN
                                        1
                                      THEN
                                      4 7 #

[SIDE BAR]

                                    NEWSPAPER
                                     SYMBOL
                                     BalStra

                                     TICKER
                                     SYMBOL
                                      USBSX

Additionally, you may find the most current price of your shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the symbol "BalStra." If you prefer to obtain this information from an on-line computer service, you can do so by using the ticker symbol "USBSX."

FEES AND EXPENSES

This summary shows what it will cost you, directly and indirectly, to invest in this Fund.

Shareholder Transaction Expenses -- (Direct Costs)

There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for receiving wires.)

Annual Fund Operating Expenses -- (Indirect Costs)

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian and transfer agent fees. The figures below show actual expenses before waivers during the past fiscal year ended May 31, 2000, and are calculated as a percentage of average net assets (ANA).

[SIDE BAR]
    12B-1 FEES - SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.

                =================================================
                  Management Fees                          .75%
                  Distribution (12b-1) Fees                None
                  Other Expenses                           .51%
                                                          -----
                  Total Annual Fund Operating Expenses*   1.26%
                                                          =====
                =================================================

------------

    * During the year, we voluntarily limited the Total Annual Fund Operating Expenses to 1.25% as follows:

             ======================================================
               Total Annual Fund Operating Expenses         1.26%
               Reimbursement from USAA Investment
                 Management Company                        ( .01%)
               Actual Fund Operating Expenses               -----
                 After Reimbursement                        1.25%
                                                            =====
             ======================================================

       We have voluntarily agreed to limit the Fund's annual expenses to 1.25% of its ANA and will reimburse the Fund for all expenses in excess of that amount until October 1, 2001.

Example of Effect of the Fund's Operating Expenses

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses (before any applicable reimbursement) remain the same, and (3) you redeem all of your shares at the end of the periods shown.

                        =================================
                           1 year..............$   128
                           3 years.............    400
                           5 years.............    692
                          10 years.............  1,523
                        =================================

FUND INVESTMENTS

Principal Investment Strategies and Risks

 Q  What is the Fund's principal investment strategy?

 A The Fund's principal strategy is to provide a diversified investment program within one mutual fund by allocating its assets in each of the following investment categories according to the following targeted ranges. Securities are classified by category at the time of purchase.

[PIE CHART]
                                 PERCENTAGE TARGET RANGE
    INVESTMENT CATEGORY               OF NET ASSETS

    STOCKS                                50-70%
    BONDS                                 30-50%
    MONEY MARKET INSTRUMENTS               0-10%

The ranges allow for a variance within each investment category. The Fund's Board of Trustees may revise the target ranges upon 60 days' prior written notice to shareholders. However, we may go outside the ranges on a temporary defensive basis without shareholder notification whenever we believe it is in the best interest of the Fund and its shareholders.

 Q  Why are stocks and bonds mixed in the same Fund?

 A From time to time the stock and bond markets may fluctuate independently of each other. In other words, a decline in the stock market may, in certain instances, be offset by a rise in the bond market, or vice versa. As a result, the Fund, with its mix of stocks and bonds, is expected in the long run to entail less market risk (and potentially less return) than a mutual fund investing exclusively in stocks.

 Q  Why were these investment categories and target ranges selected?

 A The investment categories and target ranges were selected to provide investors with a diversified investment in a single mutual fund. Stocks provide the potential for long-term capital growth while bonds provide a high current income. Money market instruments provide a means for temporary investment of cash balances arising in the normal course of business.

    However, as a temporary defensive measure because of market, economic, political, or other conditions, we may invest up to 100% of the Fund's assets in investment-grade, short-term debt instruments. This may result in the Fund not achieving its investment objective during the time it is in this temporary defensive posture.

 Q What actions are taken to keep the Fund's asset allocations within the target ranges?

 A If market action causes the actual assets of the Fund in one or more investment categories to move outside the ranges, we will make adjustments to rebalance the portfolio. In general, we will rebalance the portfolio at least once during each quarter. In rebalancing the Fund's portfolio, we will buy or sell securities to return the actual allocation of the Fund's assets to within its target ranges. For example, the Fund's portfolio could begin a quarter with its assets allocated 65% in stocks, 30% in bonds, and 5% in money market instruments. During the quarter, due to market returns, the Fund's portfolio could hold 75% in stocks, 20% in bonds, and 5% in money market instruments. In this case, we would sell stocks and use the proceeds to buy bonds to bring the stocks and bonds back to within their target ranges.

[CAUTION LIGHT] REBALANCING RISK. In purchasing and selling securities in order to rebalance its portfolio, the Fund will pay more in brokerage commissions than it would without a rebalancing policy. As a result of the need to rebalance, the Fund also has less flexibility in the timing of purchases and sales of securities than it would otherwise. While we will attempt to minimize any adverse impact to the Fund or its shareholders, the Fund may have a higher proportion of capital gains and a lower return than a fund that does not have a rebalancing policy.

STOCKS

 Q  What types of stocks are included in the Fund's portfolio?

 A We will invest this portion of the Fund's portfolio significantly in domestic common stocks. To a much lesser extent, we may include some foreign stocks and real estate investment trusts (REITs).

[CAUTION LIGHT]
MARKET RISK. Because this Fund invests in stocks, it is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets. Stocks tend to go up and down more than bonds.

 Q  How are the decisions to buy and sell stocks made?

 A We generally invest in companies that are, or have the prospect of becoming, dominant in their industry. We expect the sales and earnings of these companies to grow faster than those of their industry peers. We consider a number of factors such as:

    *  a company's strategic position in its industry,
    *  sales and earnings growth,
    *  cash flow,
    *  book value, and
    *  dividend yield.

    We will sell a security when we perceive that one or more of these factors has changed.

BONDS AND MONEY MARKET INSTRUMENTS

 Q  What types of bonds are included in the Fund's portfolio?

 A Bonds must be investment grade at the time of purchase and may include any of the following:

    *  obligations of the U.S. government, its agencies and instrumentalities;
    *  mortgage-backed securities;
    *  asset-backed securities;
    *  corporate debt securities, such as notes and bonds;
    *  debt securities of real estate investment trusts;
    * obligations of state and local governments and their agencies and instrumentalities;
    *  Eurodollar obligations;
    *  Yankee obligations; and
    *  other debt securities.

    For a further description of these securities, see APPENDIX A on page 24.

[CAUTION LIGHT]
INTEREST RATE RISK. As a mutual fund investing in bonds, the Fund is subject to the risk that the market value of the bonds will decline because of rising interest rates. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

 Q  What are considered investment-grade securities?

 A Investment-grade securities include securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, as well as securities rated within the categories listed by the following rating agencies:

   ==========================================================================
                                    Long-Term               Short-Term
       Rating Agency             Debt Securities          Debt Securities
   ==========================================================================
     Moody's Investors                                    At least MIG 4
      Services                    At least Baa            or VMIG 4
   --------------------------------------------------------------------------
     Standard & Poor's                                    At least A-3
      Ratings Group               At least BBB            or SP-2
   --------------------------------------------------------------------------
     Fitch Information, Inc.      At least BBB            At least F-3
   ==========================================================================

    If unrated by these agencies, we must determine that the securities are of equivalent investment quality.

    You will find a complete description of the above debt ratings in the Funds Statement of Additional Information.

[CAUTION LIGHT]
CREDIT RISK. The bonds in the Fund's portfolio are subject to credit risk. Credit risk is the possibility that an issuer of a fixed income instrument such as a bond or repurchase agreement will fail to make timely payments of interest or principal. We attempt to minimize the Fund's credit risk by investing in securities considered investment grade at the time of purchase. When evaluating potential investments for the Fund, our analysts also assess credit risk and its impact on the Fund's portfolio. Nevertheless, even investment-grade securities are subject to some credit risk. Securities in the lowest-rated, investment-grade category have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capability to make principal and interest payments on these securities than is the case for higher-rated securities. In addition, the ratings of securities are estimates by the rating agencies of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis.

 Q What happens if the rating of a security is downgraded below investment grade?

 A We will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security in the Fund's portfolio. If downgrades result in more than 5% of the Fund's net assets being invested in securities that are less than investment-grade quality, we will take immediate action to reduce the Fund's holdings in such securities to 5% or less of the Fund's net assets, unless otherwise directed by the Fund's Board of Trustees.

 Q  How are the decisions to buy and sell bonds made?

 A We buy bonds that represent value in current market conditions. Value is a combination of yield, credit quality, structure (maturity, coupon, redemption features), and liquidity. Recognizing value is the result of simultaneously analyzing the interaction of these factors among the securities available in the market. We will sell a security if we become concerned about its credit risk, are forced by market factors to raise money, or an attractive replacement security is available.

 Q  What types of money market instruments are included in the Fund's portfolio?

 A The money market instruments included in the Fund's portfolio are investment-grade, U.S. dollar-denominated debt securities that have remaining maturities of one year or less. They may carry either fixed or variable interest rates and may include any of the following:

    *  obligations of the U.S. government, its agencies and instrumentalities;
    *  repurchase agreements collateralized by the same;
    *  commercial paper or other short-term corporate obligations;
    *  certificates of deposit;
    *  bankers' acceptances; and
    *  other suitable obligations.

For additional information about other securities in which we may invest the Fund's assets, see APPENDIX A on page 24.

FUND MANAGEMENT

USAA Investment Management Company serves as the manager and distributor of this Fund. We are an affiliate of United Services Automobile Association
(USAA), a large, diversified financial services institution. As of the date of this Prospectus, we had approximately $43 billion in total assets under management. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

We provide management services to the Fund pursuant to an Advisory Agreement. We are responsible for managing the Fund's portfolio (including placement of brokerage orders) and its business affairs, subject to the authority of and supervision by the Fund's Board of Trustees. For our services, the Fund pays us an annual fee. The fee is computed at three-fourths of one percent (.75%) of average net assets. The fee we received for the fiscal year ended May 31, 2000, after we made reimbursements to the Fund, was equal to .74% of average net assets. We also provide services related to selling the Fund's shares and receive no compensation for those services.

Portfolio Managers

STOCKS

[PHOTOGRAPH]
David G. Parsons

David G. Parsons, Assistant Vice President of Equity Investments, has managed the Stocks investment category since March 2000. He has 17 years investment management experience working for us. Mr. Parsons earned the Chartered Financial Analyst designation in 1986 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. He holds an MBA from the University of Texas, an MA from Southern Illinois University, and a BA from Austin College, Texas.

BONDS

[PHOTOGRAPH]
Paul H. Lundmark

Paul H. Lundmark, Assistant Vice President of Fixed Income Mutual Fund Portfolios, has managed the Bonds investment category since September 1995. He has 14 years investment management experience and has worked for us for eight years. Mr. Lundmark earned the Chartered Financial Analyst designation in 1989 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. He holds an MBA and BSB from the University of Minnesota.

MONEY MARKET INSTRUMENTS

[PHOTOGRAPH]
Pamela Bledsoe Noble

Pamela Bledsoe Noble, Vice President of Money Market Funds, has managed the Money Market Instruments investment category since May 1996. She has 12 years investment management experience and has worked for us for nine years. Ms. Noble earned the Chartered Financial Analyst designation in 1992 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. She holds an MBA from Texas Christian University and a BS from Louisiana Tech University.

USING MUTUAL FUNDS IN AN ASSET ALLOCATION PROGRAM

I. The Idea Behind Asset Allocation

If you have money to invest and hear that stocks may be a good investment, is it a wise idea to use your entire savings to buy one stock? Most people wouldn't -- it would be fortunate if it works, but this strategy holds a great deal of risk. Surprising news could be reported tomorrow on your stock, and its price could soar or plummet.

Careful investors understand this concept of risk and lower that risk by diversifying their holdings among a number of securities. That way bad news for one security may be counterbalanced by good news regarding other securities. But there is still a question of risk here. History tells us that stocks are generally more volatile than bonds and that long-term bonds are generally more volatile than short-term bonds. History also tells us that over many years investments having higher risks tend to have higher returns than investments that carry lower risks. From these observations comes the idea of asset allocation.

Asset allocation is a concept that involves dividing your money among several different types of investments -- for example, stocks, bonds, and short-term investments such as money market instruments -- and keeping that allocation until your objectives or the financial markets significantly change. That way you're not pinning all your financial success on the fortunes of one kind of investment. Money spread across different investment categories can help you reduce market risk and likely will provide more stability to your total return.

Asset allocation can work because different kinds of investments generally follow different up-and-down cycles. With a variety of investments in your portfolio, some are probably doing well, even when others are struggling.

II. Using Asset Allocation in an Investment Program

Most investors understand the concept of diversification, but asset allocation goes beyond diversifying your portfolio; it's a much more active process. You must evaluate your lifestyle, finances, circumstances, long- and short-term financial goals, and tolerance for investment risk. Once you have structured your allocation, you'll need to review it regularly since your objectives will change over time. Even though we do not charge sales loads or commissions, our member service representatives are always available to assist you in structuring and reviewing your investment portfolio.

III. USAA's Series of Asset Strategy Funds

USAA's series of asset allocation funds, our Asset Strategy Funds, are designed for the long-term investor and are in line with our investment philosophy for investors, specifically "buy and hold for the long-term," and "don't try to time the market." As shown below, each of USAA's Asset Strategy Funds has its own different mix of assets and objectives.

===============================================================================
   Fund                  Investment Objective                  Invests in
-------------------------------------------------------------------------------

Income              Seek high current return, with          bonds and stocks
Strategy            reduced risk over time, through
Fund                an asset allocation strategy that
                    emphasizes income and gives
                    secondary emphasis to long-term
                    growth of capital.

Growth              Seek a conservative balance             tax-exempt bonds
and Tax             between income, the majority of         and blue chips
Strategy            which is tax-exempt, and the            stocks
Fund                potential for long-term growth of
                    capital to preserve purchasing
                    power.

Balanced            Seek high total return, with            stocks and bonds
Strategy            reduced risk over time, through an
Fund                asset allocation strategy that seeks
                    a combination of long-term growth
                    a capital and current income.

Cornerstone         Achieve a positive inflation-           U.S. stocks,
Strategy            adjusted rate of return and a           International,
Fund                reasonably stable value of Fund         stocks, government
                    shares, thereby preserving              securities, real
                    purchasing power of shareholders'       estate securities,
                    capital.                                and gold securities

Growth              Seek high total return, with            small and large cap
Strategy            reduced risk over time, through         stocks, bonds, and
Fund                an asset allocation strategy that       international
                    emphasizes capital appreciation         stocks
                    and gives secondary emphasis
                    to income.
===============================================================================

For more complete information about the other USAA Asset Strategy Funds, including charges and operating expenses, call us for a Prospectus. Read it carefully before you invest.

HOW TO INVEST

Purchase of Shares

OPENING AN ACCOUNT

You may open an account and make an investment as described below by mail, in person, bank wire, phone, or on the Internet. A complete, signed application is required to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund unless the registration is different.

TAX ID NUMBER

Each shareholder named on the account must provide a social security number or tax identification number to avoid possible tax withholding requirements set forth by the IRS.

EFFECTIVE DATE

When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4:00 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day the NYSE is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

If you plan to purchase Fund shares with a foreign check, we suggest you convert your foreign check to U.S. dollars prior to investment in the Fund. This will avoid a potential four- to six-week delay in the effective date of your purchase. Furthermore, a bank charge may be assessed in the clearing process, which will be deducted from the amount of the purchase.

MINIMUM INVESTMENTS

INITIAL PURCHASE
[MONEY GRAPHIC]

* $3,000 [$500 Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) accounts and $250 for IRAs] or no initial investment if you elect to have monthly electronic investments of at least $50 per transaction, per account. We may periodically offer programs that reduce the minimum amounts for monthly electronic investments. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment.

ADDITIONAL PURCHASES

*   $50 per transaction, per account.

HOW TO PURCHASE

MAIL
[ENVELOPE GRAPHIC]

* To open an account, send your application and check to:
       USAA Investment Management Company
       9800 Fredericksburg Road
       San Antonio, TX 78288 (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

*   To add to  your  account,  send  your  check  and the  deposit  stub in the
    business  reply   envelope  that   accompanies   your  Fund's   transaction
    confirmation to the Transfer Agent:
       USAA Shareholder Account Services
       9800 Fredericksburg Road
       San Antonio, TX 78288

IN PERSON
[HANDSHAKE GRAPHIC]

* To open an account, bring your application and check to our San Antonio investment sales and service office at:
       USAA Federal Savings Bank
       10750 Robert F. McDermott Freeway
       San Antonio, TX 78288

BANK WIRE
[BANK WIRE GRAPHIC]

* To open or add to your account, instruct your bank (which may charge a fee for the service) to wire the specified amount to the Fund as follows:
       State Street Bank and Trust Company
       Boston, MA 02101
       ABA#011000028
       Attn: USAA Balanced Strategy Fund
       USAA Account Number: 69384998
       Shareholder(s) Name(s) ______________________________________________
       Shareholder(s) Mutual Fund Account Number ___________________________

ELECTRONIC FUNDS TRANSFER (EFT)

[CALENDER GRAPHIC]

* Additional purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)
[TELEPHONE GRAPHIC]

* If you have an existing USAA mutual fund account and would like to open a new account or exchange to another USAA Fund, call for instructions. To open an account by phone, the new account must have the same registration as your existing account.

USAA TOUCHLINE(R) 1-800-531-8777 (IN SAN ANTONIO, 498-8777)
[TOUCHLINE(R) GRAPHIC]

* In addition to obtaining account balance information, last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another USAA Fund, or make redemptions. This service is available with an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file.

INTERNET ACCESS - USAA.COM

[COMPUTER GRAPHIC]

* You can use your personal computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, you will need to call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access to your account, you will be able to open a new mutual fund account within an existing registration, exchange to another USAA Fund, make redemptions, review account activity, check balances, and more. To place orders by Internet, an ESA and EFT Buy/Sell authorization must be on file.

Redemption of Shares

You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4:00 p.m. Eastern
Time), your redemption will be effective on the next business day.

We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; and as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares and the price received upon redemption.

In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

HOW TO REDEEM

MAIL, IN PERSON, FAX, TELEGRAM, TELEPHONE, TOUCHLINE(R), OR INTERNET
[FAX MACHINE GRAPHIC]
* Send your written instructions to:
       USAA Shareholder Account Services
       9800 Fredericksburg Road
       San Antonio, TX 78288 (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)
* Visit a member service representative at our San Antonio investment sales and service office at USAA Federal Savings Bank.
* Send a signed fax to 1-800-292-8177, or send a telegram to USAA Shareholder Account Services.
* Call toll free 1-800-531-8448 (in San Antonio, 456-7202) to speak with a member service representative.
* Call toll free 1-800-531-8777 (in San Antonio, 498-8777) to access our 24-hour USAA TouchLine(R) service.
*  Access our Internet web site at usaa.com.

Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained:
(1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) social security/tax identification number or date of birth of the registered account owner(s) for the account registration.
Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

INVESTOR'S GUIDE to USAA Mutual Fund Services
[INVESTOR'S GUIDE GRAPHIC]

Upon your initial investment with us, you will receive the INVESTOR'S GUIDE to help you get the most out of your USAA mutual fund account and to assist you in your role as an investor. In the INVESTOR'S GUIDE, you will find additional information on purchases, redemptions, and methods of payment. You will also find in-depth information on automatic investment plans, shareholder statements and reports, and other useful information.

Account Balance

USAA Shareholder Account Services (SAS), the Fund's transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. The fee will reduce total transfer agency fees paid by the Fund to SAS. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

Fund Rights

The Fund reserves the right to:

*   reject purchase or exchange orders when in the best interest of the Fund;

* limit or discontinue the offering of shares of the Fund without notice to the shareholders;

* require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the Statement of Additional Information contains information on acceptable guarantors);

*   redeem an account with less than $900, with certain limitations.

EXCHANGES

Exchange Privilege

The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA Family of Funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Exchanges made through USAA TouchLine(R) and the Internet require an ESA and EFT Buy/Sell authorization on file. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; and as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares and the price received upon exchange.

The Fund has undertaken certain procedures regarding telephone transactions as described on page 18.

Exchange Limitations, Excessive Trading

To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. The limit on exchanges out of any Fund in the USAA Family of Funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA Family of Funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.

SHAREHOLDER INFORMATION

[SIDE BAR]
                                 NAV PER SHARE
                                    EQUALS
                                 TOTAL ASSETS
                                     MINUS
                                  LIABILITIES
                                  DIVIDED BY
                                  # OF SHARES
                                  OUTSTANDING

Share Price Calculation

The price at which you purchase and redeem Fund shares is equal to the net asset value (NAV) per share determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of the regular trading session of the NYSE, which is usually 4:00 p.m. Eastern Time.

Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are valued at the last quoted sales price, or the most recently determined closing price calculated according to local market convention, available at the time the Fund is valued. If no sale is reported, the average of the bid and asked prices is generally used.

Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. The calculation of the Fund's NAV may not take place at the same time the prices of certain securities held by the Fund are determined. As such, the NAV of the Fund's shares may change on days when the shareholders will not be able to purchase or redeem shares. In most cases, events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the Fund's NAV. If, however, we determine that a particular event would materially affect the Fund's NAV, then we, under the general supervision of the Fund's Board of Trustees, will use all relevant, available information to determine a fair value for the affected portfolio securities.

Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.

Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Fund's Board of Trustees. Securities that cannot be valued by these methods, and all other assets, are valued in good faith at fair value using methods we have determined under the general supervision of the Fund's Board of Trustees.

For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's Statement of Additional Information.

Dividends and Distributions

The Fund pays net investment income dividends quarterly. Any net capital gain distribution usually occurs annually within 60 days of the May 31 fiscal year end, which would be somewhere around the end of July. The Fund will make additional payments to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

We will automatically reinvest all income dividends and capital gain distributions in the Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-dividend date. Any income dividends or capital gain distributions paid by the Fund will reduce the NAV per share by the amount of the dividend or distribution on the ex-dividend date. You should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or distribution. Some or all of these dividends and distributions are subject to taxes.

We will invest any dividend or distribution payment returned to us in your account at the then-current NAV per share. Dividend and distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

Federal Taxes

This tax information is quite general and refers to the federal income tax provisions in effect as of the date of this Prospectus. Note that the Taxpayer Relief Act of 1997 and the technical provisions adopted by the IRS Restructuring and Reform Act of 1998 may affect the status and treatment of certain distributions shareholders receive from the Fund. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

SHAREHOLDER - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends-received deduction available to corporations.

Regardless of the length of time you have held Fund shares, distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares.

WITHHOLDING - Federal law requires the Fund to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who:

*   fails to furnish the Fund with a correct tax identification number,
*   underreports dividend or interest income, or
*   fails to certify that he or she is not subject to withholding.

To avoid this withholding requirement, you must certify, on your application or on a separate Form W-9 supplied by the Fund's transfer agent, that your tax identification number is correct and you are not currently subject to backup withholding.

REPORTING - The Fund will report information to you annually concerning the tax status of dividends and distributions for federal income tax purposes.

Future Shareholder Mailings

Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

                                                                  Nine-month
                                                                 Period Ended
                                     Year Ended May 31,             May 31,
                        -------------------------------------------------------
                          2000       1999      1998       1997       1996*
                        -------------------------------------------------------
Net asset value at
  beginning of period   $  14.02   $ 13.46    $ 12.11   $  10.49    $ 10.00
Net investment income        .27       .25        .35        .33        .26b
Net realized and
  unrealized gain           1.22       .74       1.64       1.65        .37
Distributions from net
  investment income         (.25)     (.27)      (.35)      (.33)      (.14)
Distributions of realized
  capital gains                 _     (.16)      (.29)      (.03)        _
                        -------------------------------------------------------
Net asset value at
  end of period         $  15.26   $ 14.02    $ 13.46   $  12.11    $ 10.49
                        =======================================================
Total return (%)**         10.65      7.63      16.82      19.26       6.37
Net assets at end of
  period (000)          $148,153   $95,755    $70,046   $ 34,601    $19,258
Ratio of expenses to
  average net assets (%)    1.25      1.25       1.25       1.25       1.25a
Ratio of expenses to average
  net assets excluding
  reimbursement (%)         1.26      1.31       1.31       1.39       2.00a
Ratio of net investment
  income to average net
  assets (%)                1.92      1.88       2.85       3.16       3.31a
Portfolio turnover (%)     87.11     63.39      22.18      28.06      26.53

------------------
  * Fund commenced operations September 1, 1995.
 ** Assumes reinvestment of all dividend income and capital gain distributions during the period.
  a Annualized. The ratio is not necessarily indicative of 12 months of operations.
  b Calculated using weighted average shares.

                                  APPENDIX A

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH WE MAY INVEST THE FUND'S ASSETS:

REPURCHASE AGREEMENTS

We may invest the Fund's assets in repurchase agreements that are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security.

WHEN-ISSUED SECURITIES

We may invest the Fund's assets in new issues of debt securities offered on a when-issued basis.

* Delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment.

*  The Fund does not earn interest on the securities until settlement,  and the
   market  value  of  the  securities  may  fluctuate   between   purchase  and
   settlement.

*  Such securities can be sold before settlement date.

VARIABLE RATE SECURITIES

We may invest the Fund's assets in securities that bear interest at rates which are adjusted periodically to market rates.

* These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.

* Because the interest rates of variable rate securities are periodically adjusted to reflect current market rates, their market value is less affected by changes in prevailing interest rates than the market value of securities with fixed interest rates.

* The market value of a variable rate security usually tends toward par (100% of face value) at interest rate adjustment time.

PUT BONDS

We may invest the Fund's assets in securities (including securities with variable interest rates) that may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer.

MUNICIPAL LEASE OBLIGATIONS

We may invest the Fund's assets in a variety of instruments commonly referred to as municipal lease obligations, including leases and certificates of participation in such leases and contracts.

EURODOLLAR AND YANKEE OBLIGATIONS

We may invest a portion of the Fund's assets in dollar-denominated instruments that have been issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that have been issued by foreign issuers in the U.S. capital markets (Yankee obligations).

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

We may invest the Fund's assets in mortgage-backed and asset-backed securities. Mortgage-backed securities include, but are not limited to, securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac). These securities represent ownership in a pool of mortgage loans. They differ from conventional bonds in that principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, the Fund receives monthly scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities.

Mortgage-backed  securities also include  collateralized  mortgage  obligations
(CMOs). CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are divided into pieces (tranches) with varying maturities. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments. Failure to accurately predict prepayments can adversely affect the Fund's return on these investments. CMOs may also be less marketable than other securities.

Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as credit card, motor vehicle, or trade receivables. They may be pass-through certificates, which have characteristics very similar to mortgage-backed securities, discussed above. They may also be in the form of asset-backed commercial paper, which is issued by a special purpose entity, organized solely to issue the commercial paper and to purchase interests in the assets. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and enhancement provided.

The weighted average life of such securities is likely to be substantially shorter than their stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

MASTER DEMAND NOTES

We may invest the Fund's assets in master demand notes, which are obligations that permit the investment of fluctuating amounts by the Fund, at varying rates of interest using direct arrangements between the Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because master demand notes are direct lending arrangements between the lender and borrower, these instruments generally will not be traded, and there generally is no secondary market for these notes, although they are redeemable (and immediately repayable by the borrower) at face value, plus accrued interest, at any time. We will invest the Fund's assets in master demand notes only if the Fund's Board of Trustees or its delegate has determined that they are of credit quality comparable to the debt securities in which the Fund generally may invest.

ILLIQUID SECURITIES

We may invest up to 15% of the Fund's net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

AMERICAN DEPOSITARY RECEIPTS (ADRS)

We may invest the Fund's assets in ADRs, which are foreign shares held by a U.S. bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

GLOBAL DEPOSITARY RECEIPTS (GDRS)

We may invest the Fund's assets in GDRs, which are foreign shares held by a U.S. or foreign bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

                                  APPENDIX B

USAA Family of No-Load Mutual Funds

The USAA Family of No-Load Mutual Funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide you with the opportunity to formulate your own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund, subject to the limitations described earlier. For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, call us for a Prospectus. Read it carefully before you invest. Mutual fund operating expenses apply and continue throughout the life of the Fund.

   FUND TYPE/NAME              RISK
  ===============================================
  CAPITAL APPRECIATION
  -----------------------------------------------
  Aggressive Growth            Very high
  Emerging Markets             Very high
  First Start Growth           Moderate to high
  Gold                         Very high
  Growth                       Moderate to high
  Growth & Income              Moderate
  International                Moderate to high
  S&P 500 Index                Moderate
  Science & Technology         Very high
  Small Cap Stock              Very high
  World Growth                 Moderate to high
  -----------------------------------------------
  ASSET ALLOCATION
  -----------------------------------------------
  Balanced Strategy            Moderate
  Cornerstone Strategy         Moderate
  Growth and Tax Strategy      Moderate
  Growth Strategy              Moderate to high
  Income Strategy              Low to moderate
  -----------------------------------------------
  INCOME - TAXABLE
  -----------------------------------------------
  GNMA                         Low to moderate
  High-Yield Opportunities     High
  Income                       Moderate
  Income Stock                 Moderate
  Intermediate-Term Bond       Low to moderate
  Short-Term Bond              Low
  -----------------------------------------------
  INCOME - TAX EXEMPT
  -----------------------------------------------
  Long-Term                    Moderate
  Intermediate-Term            Low to moderate
  Short-Term                   Low
  State Bond/Income            Moderate
  -----------------------------------------------
  MONEY MARKET
  -----------------------------------------------
  Money Market                 Low
  Tax Exempt Money Market      Low
  Treasury Money Market Trust  Low
  State Money Market           Low
  ===============================================

     FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

     S&P(R) IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC., AND HAS BEEN LICENSED FOR USE. THE PRODUCT IS NOT SPONSORED, SOLD OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE PRODUCT.

     SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES.

     CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS ARE OFFERED ONLY TO RESIDENTS OF THOSE STATES.

     AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

     THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES.

If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's Statement of Additional Information (SAI), Annual or Semiannual Report, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this Prospectus. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

===============================================================================
                 INVESTMENT ADVISER, UNDERWRITER, AND DISTRIBUTOR
                       USAA Investment Management Company
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288
            ---------------------------------------------------------
               TRANSFER AGENT                         CUSTODIAN
    USAA Shareholder Account Services     State Street Bank and Trust Company
          9800 Fredericksburg Road                   P.O. Box 1713
          San Antonio, Texas 78288             Boston, Massachusetts 02105
            ---------------------------------------------------------
                           TELEPHONE ASSISTANCE HOURS
                          Call toll free - Central Time
                     Monday - Friday 6:00 a.m. to 10:00 p.m.
                         Saturday 8:30 a.m. to 5:00 p.m.
                         Sunday 11:30 a.m. to 8:00 p.m.
            ---------------------------------------------------------
                   FOR ADDITIONAL INFORMATION ON MUTUAL FUNDS
                    1-800-531-8181 (in San Antonio, 456-7200)
                For account servicing, exchanges, or redemptions
                    1-800-531-8448 (in San Antonio, 456-7202)
            ---------------------------------------------------------
                        RECORDED MUTUAL FUND PRICE QUOTES
                        24-Hour Service (from any phone)
                    1-800-531-8066 (in San Antonio, 498-8066)
            ---------------------------------------------------------
                          MUTUAL FUND USAA TOUCHLINE(R)
                          (from touch-tone phones only)
               For account balance, last transaction, fund prices,
                      or to exchange/redeem fund shares
                    1-800-531-8777, (in San Antonio) 498-8777
            ---------------------------------------------------------
                                INTERNET ACCESS
                                    usaa.com
===============================================================================

                    Investment Company Act File No. 811-4019

                                     Part A

                               Prospectus for the
                           Cornerstone Strategy Fund
                               is included herein

                                USAA CORNERSTONE
                                 STRATEGY FUND


                                   PROSPECTUS
                                OCTOBER 1, 2000

As with other mutual funds, the Securities and Exchange Commission has not approved or disapproved of this Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                            TABLE OF CONTENTS

 What is the Fund's Investment Objective and Main Strategy?...............  2
 Main Risks of Investing in This Fund.....................................  2
 Is This Fund for You?....................................................  3
 Could the Value of Your Investment in This Fund Fluctuate?...............  3
 Fees and Expenses........................................................  5
 Fund Investments.........................................................  6
 Fund Management.......................................................... 12
 Using Mutual Funds in an Asset Allocation Program........................ 14
 How to Invest............................................................ 16
 Important Information About Purchases and Redemptions.................... 20
 Exchanges................................................................ 21
 Shareholder Information.................................................. 22
 Financial Highlights..................................................... 25
 Appendix A............................................................... 26
 Appendix B............................................................... 28

USAA Investment Management Company manages this Fund. For easier reading, USAA Investment Management Company will be referred to as "we" or "us" throughout the Prospectus.

WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY?

The Fund's investment objective is to achieve a positive, inflation-adjusted rate of return and a reasonably stable value of Fund shares, thereby preserving purchasing power of shareholders' capital. Using preset target ranges, we will invest the Fund's assets mostly in stocks (divided into the categories of U.S., international, real estate, and gold) and to a much lesser extent in U.S. government securities.

Because any  investment  involves  risk,  there is no assurance that the Fund's
objective  will  be  achieved.   See  FUND  INVESTMENTS  on  page  6  for  more
information.


MAIN RISKS OF INVESTING IN THIS FUND

The primary risks of investing in this Fund are market risk, interest rate risk, and the unique risks of investing in foreign stocks, real estate investment trusts (REITs), and gold mining companies.

* MARKET RISK involves the possibility that the value of the Fund's investments in stocks will decline in a down stock market, regardless of the success or failure of any one company's operations.

* INTEREST RATE RISK involves the possibility that the value of the Fund's investments in U.S. government securities will fluctuate because of changes in interest rates.

    IF INTEREST RATES INCREASE: the yield of the Fund may increase and the market value of the Fund's securities will likely decline, adversely affecting the net asset value and total return.

    IF INTEREST RATES DECREASE: the yield of the Fund may decrease and the market value of the Fund's securities may increase, which would likely increase the Fund's net asset value and total return.

* FOREIGN INVESTING RISK involves the possibility that the value of the Fund's investments in foreign stock will decrease because of currency exchange rate fluctuations, increased price volatility, uncertain political conditions, and other factors.

* REIT RISK involves the possibility that the Fund's investments in REITs will decrease because of a decline in real estate values.

* GOLD MINING RISK involves the risk that the value of the Fund's investments in gold mining securities will decrease because of a decrease in the value of gold.

Another risk of the Fund described later in the Prospectus is rebalancing risk. As with other mutual funds, losing money is also a risk of investing in this Fund.

As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Look for this symbol [CAUTION SYMBOL] throughout the Prospectus. We use it to mark more detailed information about the risks you will face as a Fund shareholder.

IS THIS FUND FOR YOU?

This Fund might be appropriate as part of your investment portfolio if . . .

  * You are seeking a fund that will diversify your holdings among a wide variety of investment categories.
  * You are willing to accept moderate risk.
  * You are willing to take some exposure to the stock market.
  * You are seeking an appropriate investment for an IRA, through a 401(k) plan or 403(b) plan, or other tax-sheltered account.

This Fund MAY NOT be appropriate as part of your investment portfolio if . . .

  * You need steady income.
  * You are unwilling to take greater risk for long-term goals.
  * You need an investment that provides tax-free income.

COULD THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?

Yes, it could. In fact, the value of your investment in this Fund will fluctuate with the changing market values of the investments in the Fund.

The bar chart shown on the next page illustrates the Fund's volatility and performance from year to year for each full calendar year for the past ten years.

Total Return

All mutual funds must use the same formula to calculate total return.

    [SIDE BAR]
    TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

[BAR CHART]
                               CALENDER     TOTAL
                                 YEAR      RETURN

                                 1990      -9.20%
                                 1991      16.23%
                                 1992       6.35%
                                 1993      23.73%
                                 1994      -1.05%
                                 1995      18.40%
                                 1996      17.87%
                                 1997      15.64%
                                 1998       2.01%
                                 1999       8.13%

                   THE FUND'S TOTAL RETURN FOR THE SIX-MONTH
                    PERIOD ENDED JUNE 30, 2000, WAS 3.19%.

During the periods shown in the above bar chart, the highest total return for a quarter was 10.06% (quarter ending March 31, 1993) and the lowest total return for a quarter was -10.72% (quarter ending September 30, 1998).

The table below shows how the Fund's average annual total returns for the one-, five-, and ten-year periods, as well as the life of the Fund, compared to those of a broad-based securities market index. Remember, historical performance does not necessarily indicate what will happen in the future.

 ===============================================================================
 Average Annual
 Total Returns
 (for the periods ending          Past      Past      Past       Life of
 December 31, 1999)              1 Year    5 Years   10 Years      Fund
-------------------------------------------------------------------------------
 Cornerstone Strategy Fund        8.13%    12.23%      9.36%      11.91%
-------------------------------------------------------------------------------
 S&P 500 Index*                  21.03%    28.54%     18.19%      18.95%
===============================================================================

  *THE  S&P  500  INDEX  IS  A  BROAD-BASED   COMPOSITE  UNMANAGED  INDEX  THAT
   REPRESENTS THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS.

[SIDE BAR]
                               [TELEPHONE GRAPHIC]
                                 TOUCHLINE(R)
                                1-800-531-8777
                                     PRESS
                                       1
                                     THEN
                                       1
                                     THEN
                                     5 1 #

Please consider performance information in light of the Fund's investment objective and policies and market conditions during the reported time periods. The value of your shares may go up or down. For the most current price and return information for this Fund, you may call USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices and returns. Then, press 51# when asked for the Fund Code. You may also access this information through our usaa.com Internet web site once your account has been established.

Additionally, you may find the most current price of your shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the symbol "CrnstStr." If you prefer to obtain this information from an on-line computer service, you can do so by using the ticker symbol "USCRX."

[SIDE BAR]
                                   NEWSPAPER
                                     SYMBOL
                                    CrnstStr

                                     TICKER
                                     SYMBOL
                                     USCRX

FEES AND EXPENSES

This summary shows what it will cost you, directly and indirectly, to invest in this Fund.

Shareholder Transaction Expenses -- (Direct Costs)

There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee.
(Your bank may also charge a fee for receiving wires.)

Annual Fund Operating Expenses -- (Indirect Costs)

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian and transfer agent fees. The figures below show actual expenses during the past fiscal year ended May 31, 2000, and are calculated as a percentage of average net assets.

[SIDE BAR]
     12b-1 FEES-SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.

     =============================================================
             Management Fees                       .75%
             Distribution (12b-1) Fees             None
             Other Expenses                        .34%
                                                  -----
             Total Annual Fund Operating Expenses 1.09%
                                                  =====
     =============================================================

Example of Effect of the Fund's Operating Expenses

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

            =========================================
                  1  year................$   111
                  3  years...............    347
                  5  years...............    601
                 10  years...............  1,329
            =========================================

FUND INVESTMENTS

Principal Investment Strategies and Risks

  Q  What is the Fund's principal investment strategy?

  A The Fund's principal strategy is to provide a diversified investment program within one mutual fund by allocating its assets in each of the following investment categories according to the following targeted ranges. Securities are classified by category at the time of purchase.

[BAR CHART]

                                     PERCENTAGE TARGET RANGE
                                           OF NET ASSETS

          INVESTMENT CATEGORY

          U.S. STOCKS                          25-55%
          INTERNATIONAL STOCKS                 25-35%
          U.S. GOVERNMENT SECURITIES           15-30%
          REAL ESTATE SECURITIES                5-20%
          GOLD SECURITIES                       0-10%

The ranges allow for a variance within each investment category. The Fund's Board of Trustees may revise the target ranges upon 60 days' prior written notice to shareholders. However, we may go outside the ranges on a temporary defensive basis without shareholder notification whenever we believe it is in the best interest of the Fund and its shareholders.

  Q  Why are stocks and bonds mixed in the same Fund?

  A From time to time the stock and bond markets may fluctuate independently of each other. In other words, a decline in the stock market may, in certain instances, be offset by a rise in the bond market, or vice versa. As a result, the Fund, with its mix of stocks and bonds, is expected in the long run to entail less market risk (and potentially less return) than a mutual fund investing exclusively in stocks.

  Q  Why were these investment categories and target ranges selected?

  A The investment categories and target ranges were selected to provide investors with a diversified investment in a single mutual fund. The U.S. Stocks category was selected to provide appreciation. The International Stocks category was selected to provide the potential for appreciation during periods of adverse economic and market conditions in the United States. The U.S. Government Securities category was selected to provide safety of principal in periods of deflation. The Real Estate and Gold Securities categories were selected to provide a positive total return during inflationary periods.

     However, as a temporary defensive measure because of market, economic, political, or other conditions, we may invest up to 100% of the Fund's assets in investment-grade, short-term debt instruments. This may result in the Fund not achieving its investment objective during the time it is in this temporary defensive posture.

  Q What actions are taken to keep the Fund's asset allocations within the target ranges?

  A If market action causes the actual assets of the Fund in one or more investment categories to move outside the ranges, we will make adjustments to rebalance the portfolio. In general, we will rebalance the portfolio at least once during each quarter. In rebalancing the Fund's portfolio, we will buy or sell securities to return the actual allocation of the Fund's assets to within its target ranges. For example, the Fund's portfolio could begin a quarter with its assets allocated 45% in U.S. stocks, 25% in international stocks, 15% in U.S. government securities, 10% in real estate securities, and 5% in gold securities. During the quarter, a strong stock market coupled with weak real estate and gold markets could leave the portfolio with 57% in U.S. stocks, 25% in international stocks, 15% in U.S. government securities, 3% in real estate securities, and 0% in gold securities. In this case, we would sell U.S. stocks and could use the proceeds to buy more real estate securities in order to bring the U.S. stocks and the real estate securities back to within their target ranges.

[CAUTION LIGHT]
REBALANCING RISK. In purchasing and selling securities in order to rebalance its portfolio, the Fund will pay more in brokerage commissions than it would without a rebalancing policy. As a result of the need to rebalance, the Fund also has less flexibility in the timing of purchases and sales of securities than it would otherwise. While we attempt to minimize any adverse impact to the Fund or its shareholders, the Fund may have a higher proportion of capital gains and a lower return than a fund that does not have a rebalancing policy.

 U.S. STOCKS

  Q  What types of U.S. stocks will be included in the Fund's portfolio?

  A The Fund's portfolio will consist of a blend of growth and value stocks of companies organized under the laws of a state or territory of the United States.

[CAUTION LIGHT]
MARKET RISK. Because this Fund invests in stocks, it is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets. Stocks tend to go up and down more than bonds.

  Q  How are the decisions to buy and sell U.S. stocks made?

  A  The factors we evaluate to select stocks include:

     * company's competitive position,
     * management's  abilities,
     * company's growth prospects,
     * company's financial position,
     * above factors relative to the stock's current price.

     The process of selling a stock begins when one or more of these factors changes for the worse.

INTERNATIONAL STOCKS

  Q  What role do international stocks play in the Fund's portfolio?

  A From time to time, the U.S. and foreign stock markets may fluctuate independently of each other. In other words, a decline in one market may, in certain circumstances, be offset by a rise in the other market. In addition, foreign equity markets may provide attractive returns not otherwise available in the U.S. markets.

  Q  What is considered to be a "foreign company?"

  A A company will be designated as a foreign company by considering several factors, including the country in which the company was legally organized, the location of the company's assets, the location of the company's headquarters, where the company's revenues are derived, and the principal trading market for the company's stock.

[CAUTION LIGHT]
FOREIGN INVESTING RISK. Investing in foreign securities poses unique risks: currency exchange rate fluctuations; foreign market illiquidity; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. Two forms of foreign investing risk are emerging markets risk and political risk.

* EMERGING MARKETS RISK. Investments in countries that are in the early stages of their industrial development involve exposure to economic structures that are generally less diverse and mature than in the United States and to political systems which may be less stable.

* POLITICAL RISK. Political risk includes a greater potential for coups d'etat, revolts, and expropriation by governmental organizations.

  Q  How are the decisions to buy and sell international stocks made?

  A We review countries and regions for economic and political stability as well as future prospects. Then we research individual companies looking for favorable valuations, growth prospects, quality of management, and industry outlook. Securities are sold if we believe they are overvalued or if the economic or political outlook significantly deteriorates.

U.S. GOVERNMENT SECURITIES

  Q  What role do U.S. government securities play in the Fund's portfolio?

  A The U.S. Government Securities investment category is intended to provide both liquidity and interest income with limited credit risk.

[CAUTION  LIGHT]
INTEREST RATE RISK. As a mutual fund investing in bonds, the Fund is subject to the risk that the market value of the bonds will decline because of rising interest rates. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

  Q What types of U.S. government securities are included in the Fund's portfolio?

  A The U.S. government securities in the Fund's portfolio will consist of securities, without specific maturity requirements or limits, issued or guaranteed as to both principal and interest by the U.S. government, its agencies or instrumentalities. Examples of these securities are U.S. Treasury bills, notes and bonds, and securities issued by the Federal Farm Credit Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, and Government National Mortgage Association.

     Additionally, we may invest the Fund's assets in repurchase agreements collateralized by securities of the U.S. government or by its agencies or instrumentalities.

  Q  How are the decisions to buy and sell U.S. government securities made?

  A We search for securities that represent value at the time given current market conditions. Since credit quality is not an issue with government securities, we determine value by weighing current return with risk of principal due to potential changes in interest rates. Generally speaking, the longer the maturity of a bond, the greater the value will change with changes in interest rates, either up or down. We will sell securities as needed to provide liquidity for the Fund or to change the potential return characteristics of this investment category.

REAL ESTATE SECURITIES

  Q  What role do real estate securities play in the Fund's portfolio?

  A We believe that diversified investments linked to real estate are a good hedge during an inflationary environment.

  Q  What types of real estate securities are included in the Fund's portfolio?

  A Investments in this category will consist primarily of common stocks of real estate investment trusts (REITs) and U.S. companies that operate as real estate corporations or which have a significant portion of their assets in real estate. We will evaluate the nature of a company's real estate holdings to determine whether the Fund's investment in the company's common stock will be included in this category. In addition, we may also invest in preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks of REITs and real estate companies. The Fund will not acquire any direct ownership of real estate.

[CAUTION LIGHT]
REITS. Investing in REITs may subject the Fund to many of the same risks associated with the direct ownership of real estate. Additionally, REITs are dependent upon the capabilities of the REIT manager(s), have limited diversification, and could be significantly impacted by changes in tax laws.

  Q  How are the decisions to buy and sell real estate securities made?

  A We look for well-managed and prudently financed companies that own high quality properties, have the potential to grow per share cash flow at an above average rate, and that sell at reasonable valuation levels. We will sell these securities when they no longer meet these criteria.

GOLD SECURITIES

  Q  What role do gold securities play in the Fund's portfolio?

  A Gold securities have been selected for their perceived potential to increase in value during inflationary periods.

  Q  What types of gold securities are included in the Fund's portfolio?

  A We will invest at least 80% of the Fund's assets devoted to this category in equity securities of companies principally engaged in gold exploration, mining, or processing. The remaining investments in this category will consist of equity securities of companies similarly engaged in other precious metals and minerals. These securities may consist of common stocks, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks.

[CAUTION LIGHT]
GOLD MINING RISK. Gold mining securities involve additional risk because of gold's price volatility and the increased impact such volatility has on the profitability of gold mining companies. However, since the market action of such securities has tended to move independently of the broader financial markets, the addition of gold mining securities to an investor's portfolio may reduce overall fluctuations in portfolio value.

  Q  How are the decisions to buy and sell gold securities made?

  A We look for well-managed and prudently financed low-cost producers with good production or reserve growth potential that sell at reasonable valuations on a risk-adjusted basis. We will sell these securities when they no longer meet these criteria.

For additional information about other securities in which we may invest the Fund's assets, see APPENDIX A on page 26.

FUND MANAGEMENT

USAA Investment Management Company serves as the manager and distributor of this Fund. We are an affiliate of United Services Automobile Association
(USAA), a large, diversified financial services institution. As of the date of this Prospectus, we had approximately $43 billion in total assets under management. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

We provide management services to the Fund pursuant to an Advisory Agreement. We are responsible for managing the Fund's portfolio (including placement of brokerage orders) and its business affairs, subject to the authority of and supervision by the Fund's Board of Trustees. For our services, the Fund pays us an annual fee. This fee was computed and paid at three-fourths of one percent (.75%) of average net assets for the fiscal year ended May 31, 2000. We also provide services related to selling the Fund's shares and receive no compensation for those services.

Portfolio Managers

[PHOTOGRAPH  PORTFOLIO  MANAGERS]
     FROM L TO R: Mark W. Johnson, Kevin P. Moore,
     Donna J. Baggerly, Albert C. Sebastian, and R. David Ullom.

U.S. STOCKS

R. David Ullom, Assistant Vice President of Equity Investments, is the Fund's asset allocation manager and has managed the U.S. Stocks investment category since August 1998. He has 25 years investment management experience and has worked for us for 14 years. Mr. Ullom earned the Chartered Financial Analyst designation in 1980 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. He holds an MBA from Washington University, Missouri, and a BS from Oklahoma State University.

INTERNATIONAL STOCKS

Albert C. Sebastian, Vice President of International Mutual Funds, has co-managed the International Stocks investment category since October 1996. He has 16 years investment management experience and has worked for us for nine years. Mr. Sebastian earned the Chartered Financial Analyst designation in 1989 and is a member of the Association for Investment Management and Research, the San Antonio Financial Analysts Society, Inc., and the International Society of Financial Analysts. He holds an MBA from the University of Michigan and a BA from Holy Cross College, Massachusetts.

Kevin P. Moore, Assistant Vice President of Equity Investments, has co-managed the International Stocks investment category since October 1999. He 13 years investment management experience and has worked for us for six years. Mr. Moore is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. He holds a BBA from George Washington University.

U.S. GOVERNMENT SECURITIES

Donna J. Baggerly, Assistant Vice President of Fixed Income Mutual Fund Portfolios, has managed the U.S. Government Securities investment category since February 2000. She has 13 years investment management experience and has worked for us for five years. Ms. Baggerly earned the Chartered Financial Analyst designation in 1998 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. She holds a BSB from Eastern Illinois University.

GOLD AND REAL ESTATE SECURITIES

Mark W. Johnson, Assistant Vice President of Equity Investments, has managed the Gold Securities and Real Estate Securities investment categories since January 1994. He has 26 years of investment management experience and has worked for us for 12 years. Mr. Johnson earned the Chartered Financial Analyst designation in 1978 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. He holds an MBA and a BBA from the University of Michigan.

USING MUTUAL FUNDS IN AN ASSET ALLOCATION PROGRAM

I. The Idea Behind Asset Allocation

If you have money to invest and hear that stocks may be a good investment, is it a wise idea to use your entire savings to buy one stock? Most people wouldn't -- it would be fortunate if it works, but this strategy holds a great deal of risk. Surprising news could be reported tomorrow on your stock, and its price could soar or plummet.

Careful investors understand this concept of risk and lower that risk by diversifying their holdings among a number of securities. That way bad news for one security may be counterbalanced by good news regarding other securities. But there is still a question of risk here. History tells us that stocks are generally more volatile than bonds and that long-term bonds are generally more volatile than short-term bonds. History also tells us that over many years investments having higher risks tend to have higher returns than investments that carry lower risks. From these observations comes the idea of asset allocation.

Asset allocation is a concept that involves dividing your money among several different types of investments -- for example, stocks, bonds, and short-term investments such as money market instruments -- and keeping that allocation until your objectives or the financial markets significantly change. That way you're not pinning all your financial success on the fortunes of one kind of investment. Money spread across different investment categories can help you reduce market risk and likely will provide more stability to your total return.

Asset allocation can work because different kinds of investments generally follow different up-and-down cycles. With a variety of investments in your portfolio, some are probably doing well, even when others are struggling.

II. Using Asset Allocation in an Investment Program

Most investors understand the concept of diversification, but asset allocation goes beyond diversifying your portfolio; it's a much more active process. You must evaluate your lifestyle, finances, circumstances, long- and short-term financial goals, and tolerance for investment risk. Once you have structured your allocation, you'll need to review it regularly since your objectives will change over time. Even though we do not charge sales loads or commissions, our member service representatives are always available to assist you in structuring and reviewing your investment portfolio.

III. USAA's Series of Asset Strategy Funds

USAA's series of asset allocation funds, our Asset Strategy Funds, are designed for the long-term investor and are in line with our investment philosophy for investors, specifically "buy and hold for the long-term," and "don't try to time the market." As shown below, each of USAA's Asset Strategy Funds has its own different mix of assets and objectives.

===============================================================================
  Fund                    Investment Objective                 Invests in
-------------------------------------------------------------------------------
Income              Seek high current return, with          bonds and stocks
Strategy            reduced risk over time, through
Fund                an asset allocation strategy that
                    emphasizes income and gives
                    secondary emphasis to long-term
                    growth of capital.

Growth              Seek a conservative balance             tax-exempt bonds
and Tax             between income, the majority of         and blue chips
Strategy            which is tax-exempt, and the            stocks
Fund                potential for long-term growth of
                    capital to preserve purchasing
                    power.

Continued
===============================================================================
  Fund                    Investment Objective                 Invests in
-------------------------------------------------------------------------------
Balanced            Seek high total return, with            stocks and bonds
Strategy            reduced risk over time, through an
Fund                asset allocation strategy that seeks
                    a combination of long-term growth
                    a capital and current income.

Cornerstone         Achieve a positive inflation-           U.S. stocks,
Strategy            adjusted rate of return and a           International,
Fund                reasonably stable value of Fund         stocks, government
                    shares, thereby preserving              securities, real
                    purchasing power of shareholders'       estate securities,
                    capital.                                and gold securities

Growth              Seek high total return, with            small and large cap
Strategy            reduced risk over time, through         stocks, bonds, and
Fund                an asset allocation strategy that       international
                    emphasizes capital appreciation         stocks
                    and gives secondary emphasis
                    to income.
===============================================================================

For more complete information about the other USAA Asset Strategy Funds, including charges and operating expenses, call us for a Prospectus. Read it carefully before you invest.

HOW TO INVEST

Purchase of Shares

OPENING AN ACCOUNT

You may open an account and make an investment as described below by mail, in person, bank wire, phone, or on the Internet. A complete, signed application is required to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund unless the registration is different.

TAX ID NUMBER

Each shareholder named on the account must provide a social security number or tax identification number to avoid possible tax withholding requirements set forth by the IRS.

EFFECTIVE DATE

When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4:00 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day the NYSE is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

If you plan to purchase Fund shares with a foreign check, we suggest you convert your foreign check to U.S. dollars prior to investment in the Fund. This will avoid a potential four- to six-week delay in the effective date of your purchase. Furthermore, a bank charge may be assessed in the clearing process, which will be deducted from the amount of the purchase.

MINIMUM INVESTMENTS

INITIAL PURCHASE
[MONEY GRAPHIC]

* $3,000 [$500 Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) accounts and $250 for IRAs] or no initial investment if you elect to have monthly electronic investments of at least $50 per transaction, per account. We may periodically offer programs that reduce the minimum amounts for monthly electronic investments. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment.

ADDITIONAL PURCHASES

*   $50 per transaction, per account.

HOW TO PURCHASE

MAIL
[ENVELOPE GRAPHIC]

* To open an account, send your application and check to:
       USAA Investment Management Company
       9800 Fredericksburg Road
       San Antonio, TX 78288 (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

*   To add to  your  account,  send  your  check  and the  deposit  stub in the
    business  reply   envelope  that   accompanies   your  Fund's   transaction
    confirmation to the Transfer Agent:
       USAA Shareholder Account Services
       9800 Fredericksburg Road
       San Antonio, TX 78288

IN PERSON
[HANDSHAKE GRAPHIC]

* To open an account, bring your application and check to our San Antonio investment sales and service office at:
     USAA  Federal  Savings  Bank 10750
     Robert F. McDermott Freeway
     San Antonio, TX 78288

BANK WIRE
[BANK WIRE GRAPHIC]

* To open or add to your account, instruct your bank (which may charge a fee for the service) to wire the specified amount to the Fund as follows:
       State Street Bank and Trust Company
       Boston, MA 02101
       ABA#011000028
       Attn: USAA Cornerstone Strategy Fund
       USAA Account Number: 69384998
       Shareholder(s) Name(s) ______________________________________________
       Shareholder(s) Mutual Fund Account Number ___________________________

ELECTRONIC FUNDS TRANSFER (EFT)

[CALENDER GRAPHIC]

* Additional purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)
[TELEPHONE GRAPHIC]

* If you have an existing USAA mutual fund account and would like to open a new account or exchange to another USAA Fund, call for instructions. To open an account by phone, the new account must have the same registration as your existing account.

USAA TOUCHLINE(R) 1-800-531-8777 (IN SAN ANTONIO, 498-8777)
[TOUCHLINE(R) GRAPHIC]

* In addition to obtaining account balance information, last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another USAA Fund, or make redemptions. This service is available with an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file.

INTERNET ACCESS - USAA.COM

[COMPUTER GRAPHIC]

* You can use your personal computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, you will need to call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access to your account, you will be able to open a new mutual fund account within an existing registration, exchange to another USAA Fund, make redemptions, review account activity, check balances, and more. To place orders by Internet, an ESA and EFT Buy/Sell authorization must be on file.

Redemption of Shares

You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4:00 p.m. Eastern
Time), your redemption will be effective on the next business day.

We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; and as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares and the price received upon redemption.

In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

HOW TO REDEEM

MAIL, IN PERSON, FAX, TELEGRAM, TELEPHONE, TOUCHLINE(R), OR INTERNET
[FAX MACHINE GRAPHIC]
* Send your written instructions to:
       USAA Shareholder Account Services
       9800 Fredericksburg Road
       San Antonio, TX 78288 (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)
* Visit a member service representative at our San Antonio investment sales and service office at USAA Federal Savings Bank.
* Send a signed fax to 1-800-292-8177, or send a telegram to USAA Shareholder Account Services.
* Call toll free 1-800-531-8448 (in San Antonio, 456-7202) to speak with a member service representative.
* Call toll free 1-800-531-8777 (in San Antonio, 498-8777) to access our 24-hour USAA TouchLine(R) service.
*  Access our Internet web site at usaa.com.

Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained:
(1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) social security/tax identification number or date of birth of the registered account owner(s) for the account registration.
Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

INVESTOR'S GUIDE to USAA Mutual Fund Services
[INVESTOR'S GUIDE GRAPHIC]

Upon your initial investment with us, you will receive the INVESTOR'S GUIDE to help you get the most out of your USAA mutual fund account and to assist you in your role as an investor. In the INVESTOR'S GUIDE, you will find additional information on purchases, redemptions, and methods of payment. You will also find in-depth information on automatic investment plans, shareholder statements and reports, and other useful information.

Account Balance

USAA Shareholder Account Services (SAS), the Fund's transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. The fee will reduce total transfer agency fees paid by the Fund to SAS. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

Fund Rights

The Fund reserves the right to:

*  reject purchase or exchange orders when in the best interest of the Fund;

* limit or discontinue the offering of shares of the Fund without notice to the shareholders;

* require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the Statement of Additional Information contains information on acceptable guarantors);

*  redeem an account with less than $900, with certain limitations.

EXCHANGES

Exchange Privilege

The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA Family of Funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Exchanges made through USAA TouchLine(R) and the Internet require an ESA and EFT Buy/Sell authorization on file. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; and as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares and the price received upon exchange.

The Fund has undertaken certain procedures regarding telephone transactions as described on page 20.

Exchange Limitations, Excessive Trading

To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. The limit on exchanges out of any Fund in the USAA Family of Funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA Family of Funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.

SHAREHOLDER INFORMATION

Share Price Calculation
[SIDE BAR]
                                 NAV PER SHARE
                                    EQUALS
                                 TOTAL ASSETS
                                     MINUS
                                  LIABILITIES
                                  DIVIDED BY
                                  # OF SHARES
                                  OUTSTANDING

The price at which you purchase and redeem Fund shares is equal to the net asset value (NAV) per share determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of the regular trading session of the NYSE, which is usually 4:00 p.m. Eastern Time.

Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are valued at the last quoted sales price, or the most recently determined closing price calculated according to local market convention, available at the time the Fund is valued. If no sale is reported, the average of the bid and asked prices is generally used.

Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. The calculation of the Fund's NAV may not take place at the same time the prices of certain securities held by the Fund are determined. As such, the NAV of the Fund's shares may change on days when the shareholders will not be able to purchase or redeem shares. In most cases, events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the Fund's NAV. If, however, we determine that a particular event would materially affect the Fund's NAV, then we, under the general supervision of the Fund's Board of Trustees, will use all relevant, available information to determine a fair value for the affected portfolio securities.

Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.

Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Fund's Board of Trustees. Securities that cannot be valued by these methods, and all other assets, are valued in good faith at fair value using methods we have determined under the general supervision of the Fund's Board of Trustees.

For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's Statement of Additional Information.

Dividends and Distributions

The Fund pays net investment income dividends annually. Any net capital gain distribution usually occurs annually within 60 days of the May 31 fiscal year end, which would be somewhere around the end of July. The Fund will make additional payments to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

We will automatically reinvest all income dividends and capital gain distributions in the Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-dividend date. Any income dividends or capital gain distributions paid by the Fund will reduce the NAV per share by the amount of the dividend or distribution on the ex-dividend date. You should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or distribution. Some or all of these dividends and distributions are subject to taxes.

We will invest any dividend or distribution payment returned to us in your account at the then-current NAV per share. Dividend and distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

Federal Taxes

This tax information is quite general and refers to the federal income tax provisions in effect as of the date of this Prospectus. Note that the Taxpayer Relief Act of 1997 and the technical provisions adopted by the IRS Restructuring and Reform Act of 1998 may affect the status and treatment of certain distributions shareholders receive from the Fund. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

SHAREHOLDER - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends-received deduction available to corporations.

Regardless of the length of time you have held Fund shares, distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares.

WITHHOLDING - Federal law requires the Fund to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who:

*  fails to  furnish  the Fund  with a  correct  tax  identification  number,
*  underreports  dividend or interest income, or
*  fails to certify that he or she is not subject to withholding.

To avoid this withholding requirement, you must certify, on your application or on a separate Form W-9 supplied by the Fund's transfer agent, that your tax identification number is correct and you are not currently subject to backup withholding.

REPORTING - The Fund will report information to you annually concerning the tax status of dividends and distributions for federal income tax purposes.

Future Shareholder Mailings

Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent  the  rate  that an  investor  would  have  earned  (or  lost)  on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

                                         Year Ended May 31,
                        -------------------------------------------------------
                               2000       1999       1998       1997      1996
                        -------------------------------------------------------
Net asset value at
  beginning of period   $    27.29 $    29.89 $    27.96 $    25.47 $    22.63
Net investment income          .63        .88        .77        .74        .73
Net realized and
  unrealized gain (loss)       .80      (1.14)      3.78       3.37       3.18
Distributions from net
  investment income           (.78)      (.81)      (.72)      (.78)      (.74)
Distributions of realized
  capital gains              (1.67)     (1.53)     (1.90)      (.84)      (.33)
                        -------------------------------------------------------
Net asset value at
  end of period         $    26.27 $    27.29 $    29.89 $    27.96 $    25.47
                        =======================================================
Total return (%)*             5.49       (.74)     17.15      16.94      17.79
Net assets at end of
  period (000)          $1,097,170 $1,257,817 $1,500,258 $1,263,355 $1,035,844
Ratio of expenses to
  average net assets (%)      1.09       1.05       1.01       1.06       1.15
Ratio of net investment
  income to average net
  assets (%)                  2.43       3.12       2.64       2.88       3.06
Portfolio turnover (%)       37.46      46.27      32.73      35.14      36.15

---------
* Assumes reinvestment of all dividend income and capital gain distributions during the period.

                                   APPENDIX A

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH WE MAY INVEST THE FUND'S ASSETS:

FORWARD CURRENCY CONTRACTS

The Fund may hold securities denominated in foreign currencies. As a result, the value of the securities will be affected by changes in the exchange rate between the dollar and foreign currencies. In managing currency exposure, the Fund may enter into forward currency contracts. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future date or over a specified time period at a price set at the time of the contract. We only enter into forward currency contracts when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency and desires to "lock in" the U.S. dollar price of the security until settlement.

REPURCHASE AGREEMENTS

We may invest the Fund's assets in repurchase agreements that are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security.

WHEN-ISSUED SECURITIES

We may invest the Fund's assets in new issues of debt securities offered on a when-issued basis.

* Delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment.

*  The Fund  does not earn interest on the securities until settlement, and the
   market  value  of  the  securities   may  fluctuate   between  purchase  and
   settlement.

*  Such securities can be sold before settlement date.

VARIABLE RATE SECURITIES

We may invest the Fund's assets in securities that bear interest at rates which are adjusted periodically to market rates.

* These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.

* Because the interest rates of variable rate securities are periodically adjusted to reflect current market rates, their market value is less affected by changes in prevailing interest rates than the market value of securities with fixed interest rates.

* The market value of a variable rate security usually tends toward par (100% of face value) at interest rate adjustment time.

CONVERTIBLE SECURITIES

Within the real estate and gold securities categories, we may invest the Fund's assets in convertible securities, which are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the ability to convert the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities also depends on the price of the underlying common stock.

ILLIQUID SECURITIES

We may invest up to 15% of the Fund's net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

AMERICAN DEPOSITARY RECEIPTS (ADRS)

We may invest the Fund's assets in ADRs, which are foreign shares held by a U.S. bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

GLOBAL DEPOSITARY RECEIPTS (GDRS)

We may invest the Fund's assets in GDRs, which are foreign shares held by a U.S. or foreign bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

                                  APPENDIX B

USAA Family of No-Load Mutual Funds

The USAA Family of No-Load Mutual Funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide you with the opportunity to formulate your own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund, subject to the limitations described earlier. For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, call us for a Prospectus. Read it carefully before you invest. Mutual fund operating expenses apply and continue throughout the life of the Fund.

   FUND TYPE/NAME              RISK
  ===============================================
  CAPITAL APPRECIATION
  -----------------------------------------------
  Aggressive Growth            Very high
  Emerging Markets             Very high
  First Start Growth           Moderate to high
  Gold                         Very high
  Growth                       Moderate to high
  Growth & Income              Moderate
  International                Moderate to high
  S&P 500 Index                Moderate
  Science & Technology         Very high
  Small Cap Stock              Very high
  World Growth                 Moderate to high
  -----------------------------------------------
  ASSET ALLOCATION
  -----------------------------------------------
  Balanced Strategy            Moderate
  Cornerstone Strategy         Moderate
  Growth and Tax Strategy      Moderate
  Growth Strategy              Moderate to high
  Income Strategy              Low to moderate
  -----------------------------------------------
  INCOME - TAXABLE
  -----------------------------------------------
  GNMA                         Low to moderate
  High-Yield Opportunities     High
  Income                       Moderate
  Income Stock                 Moderate
  Intermediate-Term Bond       Low to moderate
  Short-Term Bond              Low
  -----------------------------------------------
  INCOME - TAX EXEMPT
  -----------------------------------------------
  Long-Term                    Moderate
  Intermediate-Term            Low to moderate
  Short-Term                   Low
  State Bond/Income            Moderate
  -----------------------------------------------
  MONEY MARKET
  -----------------------------------------------
  Money Market                 Low
  Tax Exempt Money Market      Low
  Treasury Money Market Trust  Low
  State Money Market           Low
  ===============================================

     FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

     S&P(R) IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC., AND HAS BEEN LICENSED FOR USE. THE PRODUCT IS NOT SPONSORED, SOLD OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE PRODUCT.

     SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES.

     CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS ARE OFFERED ONLY TO RESIDENTS OF THOSE STATES.

     AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

     THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES.

If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's Statement of Additional Information (SAI), Annual or Semiannual Report, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this Prospectus. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

===============================================================================
                 INVESTMENT ADVISER, UNDERWRITER, AND DISTRIBUTOR
                       USAA Investment Management Company
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288
            ---------------------------------------------------------
               TRANSFER AGENT                         CUSTODIAN
    USAA Shareholder Account Services     State Street Bank and Trust Company
          9800 Fredericksburg Road                   P.O. Box 1713
          San Antonio, Texas 78288             Boston, Massachusetts 02105
            ---------------------------------------------------------
                           TELEPHONE ASSISTANCE HOURS
                          Call toll free - Central Time
                     Monday - Friday 6:00 a.m. to 10:00 p.m.
                         Saturday 8:30 a.m. to 5:00 p.m.
                         Sunday 11:30 a.m. to 8:00 p.m.
            ---------------------------------------------------------
                   FOR ADDITIONAL INFORMATION ON MUTUAL FUNDS
                    1-800-531-8181 (in San Antonio, 456-7200)
                For account servicing, exchanges, or redemptions
                    1-800-531-8448 (in San Antonio, 456-7202)
            ---------------------------------------------------------
                        RECORDED MUTUAL FUND PRICE QUOTES
                        24-Hour Service (from any phone)
                    1-800-531-8066 (in San Antonio, 498-8066)
            ---------------------------------------------------------
                          MUTUAL FUND USAA TOUCHLINE(R)
                          (from touch-tone phones only)
               For account balance, last transaction, fund prices,
                      or to exchange/redeem fund shares
                    1-800-531-8777, (in San Antonio) 498-8777
            ---------------------------------------------------------
                                INTERNET ACCESS
                                    usaa.com
===============================================================================

                    Investment Company Act File No. 811-4019

                                    Part A

                               Prospectus for the
                              Growth Strategy Fund
                               is included herein

                                  USAA GROWTH
                                 STRATEGY FUND


                                   PROSPECTUS
                                OCTOBER 1, 2000

As with other mutual funds, the Securities and Exchange Commission has not approved or disapproved of this Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

What is the Fund's Investment Objective and Main Strategy?...............  2
Main Risks of Investing in This Fund.....................................  2
Is This Fund for You?....................................................  3
Could the Value of Your Investment in This Fund Fluctuate?...............  3
Fees and Expenses........................................................  5
Fund Investments.........................................................  6
Fund Management.......................................................... 13
Using Mutual Funds in an Asset Allocation Program........................ 16
How to Invest............................................................ 18
Important Information About Purchases and Redemptions.................... 21
Exchanges................................................................ 22
Shareholder Information.................................................. 23
Financial Highlights..................................................... 26
Appendix A .............................................................. 27
Appendix B .............................................................. 30

USAA Investment Management Company manages this Fund. For easier reading, USAA Investment Management Company will be referred to as "we" or "us" throughout the Prospectus.

WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY?

The Fund's investment objective is to seek high total return, with reduced risk over time, through an asset allocation strategy that emphasizes capital appreciation and gives secondary emphasis to income. Using preset target ranges, we will invest the Fund's assets mostly in stocks (divided into the categories of large cap, small cap, and international) and to a lesser extent, bonds and money market instruments.

Because any  investment  involves  risk,  there is no assurance that the Fund's
objective  will  be  achieved.   See  FUND  INVESTMENTS  on  page  6  for  more
information.

MAIN RISKS OF INVESTING IN THIS FUND

The primary risks of investing in this Fund are market risk, the unique risks of investing in foreign stocks, interest rate risk, and credit risk.

* MARKET RISK involves the possibility that the value of the Fund's investments in stocks will decline in a down stock market, regardless of the success or failure of any one company's operations.

* FOREIGN INVESTING RISK involves the possibility that the value of the Fund's investments in foreign stock will decrease because of currency exchange rate fluctuations, increased price volatility, uncertain political conditions, and other factors.

* INTEREST RATE RISK involves the possibility that the value of the Fund's investments will fluctuate because of changes in interest rates.

    IF INTEREST RATES INCREASE: the yield of the Fund may increase and the market value of the Fund's securities will likely decline, adversely affecting the net asset value and total return.

    IF INTEREST RATES DECREASE: the yield of the Fund may decrease and the market value of the Fund's securities may increase, which would likely increase the Fund's net asset value and total return.

* CREDIT RISK involves the possibility that a borrower cannot make timely interest and principal payments on its securities.

Another risk of the Fund described later in the Prospectus includes rebalancing risk. As with other mutual funds, losing money is also a risk of investing in this Fund.

As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Look for this symbol [CAUTION SYMBOL] throughout the Prospectus. We use it to mark more detailed information about the risks you will face as a Fund shareholder.

IS THIS FUND FOR YOU?

This Fund might be appropriate as part of your investment portfolio if . . .

  * You are seeking a fund that will diversify your holdings among a wide variety of investment categories.
  *  You are willing to accept moderate to high risk.
  *  You are willing to take some exposure to the stock market.
  * You are seeking an appropriate investment for an IRA, through a 401(k) plan or 403(b) plan, or other tax-sheltered account.

This Fund MAY NOT be appropriate as part of your investment portfolio if . . .

  *  You are unwilling to take greater risk for long-term goals.
  *  You need an investment that provides tax-free income.

COULD THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?

Yes, it could. In fact, the value of your investment in this Fund will fluctuate with the changing market values of the investments in the Fund.

The bar chart shown on the next page illustrates the Fund's volatility and performance from year to year for each full calendar year since the Fund's inception.

Total Return

[SIDE BAR]
     TOTAL RETURN MEASURES THE PRICE CHANGE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

All mutual funds must use the same formula to calculate total return.

[BAR CHART]

                              CALENDAR      TOTAL
                               YEAR        RETURN
                               1996*       22.13%
                               1997         9.10%
                               1998        14.98%
                               1999        20.93%

                  *FUND BEGAN OPERATIONS ON SEPTEMBER 1, 1995.

                   THE FUND'S TOTAL RETURN FOR THE SIX-MONTH
                    PERIOD ENDED JUNE 30, 2000, WAS 2.34%.

During the periods shown in the above bar chart, the highest total return for a quarter was 20.93% (quarter ending December 31, 1998) and the lowest total return for a quarter was -14.07% (quarter ending September 30, 1998).

The table below shows how the Fund's average annual returns for the one-year period, as well as the life of the Fund, compared to those of a broad-based securities market index. Remember, historical performance does not necessarily indicate what will happen in the future.

===============================================================================
Average Annual Total Returns                            Since Fund's
(for the periods ending             Past                inception on
December 31, 1999)                 1 Year             September 1, 1998
-------------------------------------------------------------------------------
  Growth Strategy Fund             20.93%                   16.98%
-------------------------------------------------------------------------------
  S&P 500 Index*                   21.03%                   27.02%
===============================================================================

  * THE S&P 500 INDEX IS A BROAD-BASED COMPOSITE UNMANAGED INDEX THAT REPRESENTS THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS.

Please consider performance information in light of the Fund's investment objective and policies and market conditions during the reported time periods. For the most current price and return information for this Fund, you may call USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices and returns. Then, press 49# when asked for the Fund Code. You may also access this information through our usaa.com Internet web site once your account has been established.

[SIDE BAR]
                              [TELEPHONE GRAPHIC]
                                 TOUCHLINE(R)
                                1-800-531-8777
                                     PRESS
                                       1
                                     THEN
                                       1
                                     THEN
                                     4 9 #

Additionally, you may find the most current price of your shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the symbol "GrStr." If you prefer to obtain this information from an on-line computer service, you can do so by using the ticker symbol "USGSX."

[SIDE BAR]
                                   NEWSPAPER
                                    SYMBOL
                                     GrStr

                                    TICKER
                                    SYMBOL
                                     USGXS

FEES AND EXPENSES

This summary shows what it will cost you, directly and indirectly, to invest in this Fund.

Shareholder Transaction Expenses -- (Direct Costs)

There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee.
(Your bank may also charge a fee for receiving wires.)

Annual Fund Operating Expenses -- (Indirect Costs)

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian and transfer agent fees. The figures below show actual expenses during the past fiscal year ended May 31, 2000, and are calculated as a percentage of average net assets.

          ==================================================
             Management Fees                         .75%
             Distribution (12b-1) Fees               None
             Other Expenses                          .49%
                                                    =====
             Total Annual Fund Operating Expenses   1.24%
                                                    -----
          ==================================================

[SIDE BAR]
    12B-1 FEES - SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.

Example of Effect of the Fund's Operating Expenses

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

           ===================================================
                    1 year...............$   126
                    3 years..............    393
                    5 years..............    681
                   10 years..............  1,500
           ===================================================

FUND INVESTMENTS

Principal Investment Strategies and Risks

  Q  What is the Fund's principal investment strategy?

  A The Fund's principal strategy is to provide a diversified investment program within one mutual fund by allocating its assets in each of the following investment categories according to the following targeted ranges. Securities are classified by category at the time of purchase.

[BAR CHART]
                                      PERCENTAGE TARGET RANGE
                                            OF NET ASSETS

          INVESTMENT CATEGORY

          LARGE CAP STOCKS                     40-75%
          SMALL CAP STOCKS                      0-20%
          INTERNATIONAL STOCKS                 10-30%
          BONDS                                10-35%
          MONEY MARKET INSTRUMENTS              0-20%

The ranges allow for a variance within each investment category. The Fund's Board of Trustees may revise the target ranges upon 60 days' prior written notice to shareholders. However, we may go outside the ranges on a temporary defensive basis without shareholder notification whenever we believe it is in the best interest of the Fund and its shareholders.

  Q  Why are stocks and bonds mixed in the same Fund?

  A From time to time the stock and bond markets may fluctuate independently of each other. In other words, a decline in the stock market may, in certain instances, be offset by a rise in the bond market, or vice versa. As a result, the Fund, with its mix of stocks and bonds, is expected in the long run to entail less market risk (and potentially less return) than a mutual fund investing exclusively in stocks.

  Q  Why were these investment categories and target ranges selected?

  A The investment categories and target ranges were selected to provide investors with a diversified investment in a single mutual fund. Stocks provide the potential for long-term capital growth while bonds provide a high current income. Money market instruments provide a means for temporary investment of cash balances arising in the normal course of business.

     However, as a temporary defensive measure because of market, economic, political, or other conditions, we may invest up to 100% of the Fund's assets in investment-grade, short-term debt instruments. This may result in the Fund not achieving its investment objective during the time it is in this temporary defensive posture.

  Q What actions are taken to keep the Fund's asset allocations within the target ranges?

  A If market action causes the actual assets of the Fund in one or more investment categories to move outside the ranges, we will make adjustments to rebalance the portfolio. In general, we will rebalance the portfolio at least once during each quarter. In rebalancing the Fund's portfolio, we will buy or sell securities to return the actual allocation of the Fund's assets to within its target ranges. For example, the Fund's portfolio could begin a quarter with its assets allocated 55% in large cap stocks, 15% in small cap stocks, 15% in international stocks, 10% in bonds, and 5% in money market instruments. During the quarter, due to market returns, the Fund's portfolio could hold 35% in large cap stocks, 40% in small cap stocks, 15% in international stocks, 5% in bonds, and 5% in money market instruments. In this case, we would sell small cap stocks and use the proceeds to buy large cap stocks and bonds to bring the investment categories back to within their target ranges.

[CAUTION LIGHT]
REBALANCING RISK. In purchasing and selling securities in order to rebalance its portfolio, the Fund will pay more in brokerage commissions than it would without a rebalancing policy. As a result of the need to rebalance, the Fund also has less flexibility in the timing of purchases and sales of securities than it would otherwise. While we will attempt to minimize any adverse impact to the Fund or its shareholders, the Fund may have a higher proportion of capital gains and a lower return than a fund that does not have a rebalancing policy.

LARGE CAP STOCKS

  Q  What defines large cap stocks?

[SIDE BAR]
     MARKET CAPITALIZATION IS THE TOTAL MARKET VALUE OF A COMPANY'S OUTSTANDING SHARES OF COMMON STOCK.

  A Large cap stocks are those of companies that have a market capitalization larger than the largest market capitalization stock in the S&P SmallCap 600 Index at the time of purchase. As of June 30, 1999, the largest company in the S&P SmallCap 600 Index had a market capitalization of $2.58 billion. Keep in mind that the market capitalization of the companies listed in the index may change with market conditions and the composition of the index. They may include real estate investment trusts (REITs).

  Q  Will  the  Fund   continue  to  hold  such   securities  if  their  market
     capitalization falls below the benchmark?

  A The Fund may continue to hold or purchase more of a security of a company whose market capitalization has declined below the largest market capitalization stock of the S&P SmallCap 600 Index. Ordinarily, we would continue to treat the security as a large cap stock; although we may, in our discretion, reclassify the security as a small cap stock or limit the Fund's holdings in such security if we determine it to be in the best interest of the Fund.

  Q  How are the decisions to buy and sell large cap stocks made?

  A We will invest this category's assets in a diversified group of large cap growth stocks. We consider a number of factors in that decision such as:

     * a company's  strategic position in its industry,
     * sales and earnings growth,
     * cash flow,
     * book value, and
     * dividend yield.

     Stocks are sold when we believe they are overvalued.

SMALL CAP STOCKS

  Q  What defines small cap stocks?

  A Small cap stocks are those of companies that have a market capitalization equal to or lower than that of the largest market capitalization stock in the S&P SmallCap 600 Index at the time of purchase. They may include real estate investment trusts (REITs).

  Q  Will  the  Fund  continue  to  hold   these  securities  if  their  market
     capitalization increases above the benchmark?

  A Similar to the Large Cap Stocks category, the Fund may continue to hold or purchase more of a security of a company whose market capitalization has increased above the largest market capitalization stock in the S&P SmallCap 600 Index. Ordinarily, we would continue to treat the security as a small cap stock; although we may, in our discretion, reclassify the security as a large cap stock or limit the Fund's holdings in such security if we determine it to be in the best interest of the Fund.

  Q  Is there a greater risk of investing in smaller companies?

  A Yes. Investing in smaller companies, especially those that have a narrow product line or are traded infrequently, often involves greater risk than investing in established companies with proven track records. These securities may be subject to more price volatility than securities of larger companies.

  Q  How are the decisions to buy and sell small cap stocks made?

  A We will invest this category's assets in a diversified group of small cap stocks. We consider a number of factors in that decision such as:

       * small cap companies that have the potential to become large cap companies,
       * attractive stock valuation,
       * good management, and
       * unique products or services.

     We will sell a security when we perceive that one or more of these factors has changed.

International Stocks

  Q  What role do international stocks play in the Fund's portfolio?

  A From time to time, the U.S. and foreign stock markets may fluctuate independently of each other. In other words, a decline in one market may, in certain circumstances, be offset by a rise in the other market. In addition, foreign equity markets may provide attractive returns not otherwise available in the U.S. markets.

  Q  What is considered to be a "foreign company?"

  A A company will be designated as a foreign company by considering several factors, including the country in which the company was legally organized, the location of the company's assets, the location of the company's headquarters, where the company's revenues are derived, and the principal trading market for the company's stock.

[CAUTION LIGHT]
FOREIGN INVESTING RISK. Investing in foreign securities poses unique risks: currency exchange rate fluctuations; foreign market illiquidity; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. Two forms of foreign investing risk are emerging markets risk and political risk.

* EMERGING MARKETS RISK. Investments in countries that are in the early stages of their industrial development involve exposure to economic structures that are generally less diverse and mature than in the United States and to political systems which may be less stable.

* POLITICAL RISK. Political risk includes a greater potential for coups d'etat, revolts, and expropriation by governmental organizations.

  Q  How are the decisions to buy and sell international stocks made?

  A We review countries and regions for economic and political stability as well as future prospects. Then we research individual companies looking for favorable valuations, growth prospects, quality of management, and industry outlook. Securities are sold if we believe they are overvalued or if the economic or political outlook significantly deteriorates.

[CAUTION LIGHT]
MARKET RISK. Because this Fund invests in stocks, it is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets. Stocks tend to go up and down more than bonds.

BONDS AND MONEY MARKET INSTRUMENTS

  Q  What types of bonds are included in the Fund's portfolio?

  A Bonds must be investment grade at the time of purchase and may include any of the following:

     * obligations of the U.S. government, its agencies and instrumentalities;
     * mortgage-backed securities;
     * asset-backed securities;
     * corporate debt securities, such as notes and bonds;
     * debt securities of real estate investment  trusts;
     * obligations of state and local governments and their agencies and instrumentalities;
     * Eurodollar obligations;
     * Yankee obligations;  and
     * other debt securities.

     For a further description of these securities, see APPENDIX A on page 27.

[CAUTION LIGHT]
INTEREST RATE RISK. As a mutual fund investing in bonds, the Fund is subject to the risk that the market value of the bonds will decline because of rising interest rates. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

Q  What are considered investment-grade securities?

A Investment-grade securities include securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, as well as securities rated within the categories listed by the following rating agencies:

===============================================================================
                                   Long-Term          Short-Term
       Rating Agency            Debt Securities    Debt Securities
-------------------------------------------------------------------------------
    Moody's Investors                               At least Prime-3 or
     Services                     At least Baa      MIG 4/VMIG 4
-------------------------------------------------------------------------------
    Standard & Poor's
     Ratings Group                At least BBB      At least A-3 or SP-2
-------------------------------------------------------------------------------
    Fitch Information, Inc.       At least BBB      At least F-3
===============================================================================

     If unrated by these agencies, we must determine that the securities are of equivalent investment quality.

     You will find a complete description of the above debt ratings in the Fund's Statement of Additional Information.

[CAUTION LIGHT]
CREDIT RISK. The bonds in the Fund's portfolio are subject to credit risk. Credit risk is the possibility that an issuer of a fixed income instrument such as a bond or repurchase agreement will fail to make timely payments of interest or principal. We attempt to minimize the Fund's credit risk by investing in securities considered investment grade at the time of purchase. When evaluating potential investments for the Fund, our analysts also assess credit risk and its impact on the Fund's portfolio. Nevertheless, even investment-grade securities are subject to some credit risk. Securities in the lowest-rated, investment-grade category have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capability to make principal and interest payments on these securities than is the case for higher-rated securities. In addition, the ratings of securities are estimates by the rating agencies of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis.

  Q What happens if the rating of a security is downgraded below investment grade?

  A We will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security in the Fund's portfolio. If downgrades result in more than 5% of the Fund's net assets being invested in securities that are less than investment-grade quality, we will take immediate action to reduce the Fund's holdings in such securities to 5% or less of the Fund's net assets, unless otherwise directed by the Fund's Board of Trustees.

  Q  How are the decisions to buy and sell bonds made?

  A We buy bonds that represent value in current market conditions. Value is a combination of yield, credit quality, structure (maturity, coupon, redemption features), and liquidity. Recognizing value is the result of simultaneously analyzing the interaction of these factors among the securities available in the market. We will sell a security if we become concerned about its credit risk, are forced by market factors to raise money, or an attractive replacement security is available.

  Q What types of money market instruments are included in the Fund's portfolio?

  A  The  money  market  instruments  included  in  the  Fund's  portfolio  are investment-grade, U.S. dollar-denominated debt securities that have remaining maturities of one year or less. They may carry either fixed or variable interest rates and may include any of the following:

     * obligations of the U.S. government, its agencies and instrumentalities;
     * repurchase agreements collateralized by the same;
     * commercial  paper  or  other short-term  corporate obligations;
     * certificates of deposit;
     * bankers'  acceptances;  and
     * other suitable obligations.

For additional information about other securities in which we may invest the Fund's assets, see APPENDIX A on page 27.

FUND MANAGEMENT

USAA Investment Management Company serves as the manager and distributor of this Fund. We are an affiliate of United Services Automobile Association
(USAA), a large, diversified financial services institution. As of the date of this Prospectus, we had approximately $43 billion in total assets under management. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

We provide management services to the Fund pursuant to an Advisory Agreement. We are responsible for managing the Fund's portfolio (including placement of brokerage orders) and its business affairs, subject to the authority of and supervision by the Fund's Board of Trustees. For our services, the Fund pays us an annual fee. This fee was computed and paid at three-fourths of one percent (.75%) of average net assets for the fiscal year ended May 31, 2000. We also provide services related to selling the Fund's shares and receive no compensation for those services.

Portfolio Managers

[PHOTOGRAPH PORTFOLIO MANAGERS]
     SEATED L TO R: David G. Parsons and Paul H. Lindmark.
     STANDING L TO R: Albert C. Sebastian, Pamela Bledsoe Noble,
     Kevin P. Moore, and Mitchell S. Brivic.

LARGE CAP STOCKS

David G. Parsons, Assistant Vice President of Equity Investments, is the asset allocation manager of the Fund and has managed the Large Cap Stocks investment category since September 1995. He has 17 years investment management experience working for us. Mr. Parsons earned the Chartered Financial Analyst designation in 1986 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. He holds an MBA from the University of Texas, an MA from Southern Illinois University, and a BA from Austin College, Texas.

SMALL CAP STOCKS

Mitchell S. Brivic, Associate Portfolio Manager, Equity Investments has managed the Small Cap Stocks investment category since October 2000. Mr. Brivic has six years investment management experience and has worked for us for five years. Mr. Brivic earned the Chartered Financial Analyst in 1997 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. He holds a BBA in Finance and Marketing from Baylor University and an MBA from the Wharton School of Business.

INTERNATIONAL STOCKS

Albert C. Sebastian, Vice President of International Mutual Funds, has managed and co-managed the International Stocks investment category since September 1995. He has 16 years investment management experience and has worked for us for nine years. Mr. Sebastian earned the Chartered Financial Analyst designation in 1989 and is a member of the Association for Investment Management and Research, the San Antonio Financial Analysts Society, Inc., and the International Society of Financial Analysts. He holds an MBA from the University of Michigan and a BA from Holy Cross College, Massachusetts.

Kevin P. Moore, Assistant Vice President of Equity Investments, has co-managed the International Stocks investment category since October 1999. He has 13 years investment management experience and has worked for us for six years. He is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. Mr. Moore holds a BBA from George Washington University.

BONDS

Paul H. Lundmark, Assistant Vice President of Fixed Income Mutual Fund Portfolios, has managed the Bonds investment category since September 1995. He has 14 years investment management experience and has worked for us for eight years. Mr. Lundmark earned the Chartered Financial Analyst designation in 1989 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. He holds an MBA and BSB from the University of Minnesota.

MONEY MARKET INSTRUMENTS

Pamela Bledsoe Noble, Vice President of Money Market Funds, has managed the Money Market Instruments investment category since May 1996. She has 12 years investment management experience and has worked for us for nine years. Ms. Noble earned the Chartered Financial Analyst designation in 1992 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. She holds an MBA from Texas Christian University and a BS from Louisiana Tech University.

USING MUTUAL FUNDS IN AN ASSET ALLOCATION PROGRAM

I. The Idea Behind Asset Allocation

If you have money to invest and hear that stocks may be a good investment, is it a wise idea to use your entire savings to buy one stock? Most people wouldn't -- it would be fortunate if it works, but this strategy holds a great deal of risk. Surprising news could be reported tomorrow on your stock, and its price could soar or plummet.

Careful investors understand this concept of risk and lower that risk by diversifying their holdings among a number of securities. That way bad news for one security may be counterbalanced by good news regarding other securities. But there is still a question of risk here. History tells us that stocks are generally more volatile than bonds and that long-term bonds are generally more volatile than short-term bonds. History also tells us that over many years investments having higher risks tend to have higher returns than investments that carry lower risks. From these observations comes the idea of asset allocation.

Asset allocation is a concept that involves dividing your money among several different types of investments -- for example, stocks, bonds, and short-term investments such as money market instruments -- and keeping that allocation until your objectives or the financial markets significantly change. That way you're not pinning all your financial success on the fortunes of one kind of investment. Money spread across different investment categories can help you reduce market risk and likely will provide more stability to your total return.

Asset allocation can work because different kinds of investments generally follow different up-and-down cycles. With a variety of investments in your portfolio, some are probably doing well, even when others are struggling.

II. Using Asset Allocation in an Investment Program

Most investors understand the concept of diversification, but asset allocation goes beyond diversifying your portfolio; it's a much more active process. You must evaluate your lifestyle, finances, circumstances, long- and short-term financial goals, and tolerance for investment risk. Once you have structured your allocation, you'll need to review it regularly since your objectives will change over time. Even though we do not charge sales loads or commissions, our member service representatives are always available to assist you in structuring and reviewing your investment portfolio.

III. USAA's Series of Asset Strategy Funds

USAA's series of asset allocation funds, our Asset Strategy Funds, are designed for the long-term investor and are in line with our investment philosophy for investors, specifically "buy and hold for the long-term," and "don't try to time the market." As shown below, each of USAA's Asset Strategy Funds has its own different mix of assets and objectives.

===============================================================================
  Fund                    Investment Objective                 Invests in
-------------------------------------------------------------------------------
Income              Seek high current return, with          bonds and stocks
Strategy            reduced risk over time, through
Fund                an asset allocation strategy that
                    emphasizes income and gives
                    secondary emphasis to long-term
                    growth of capital.

Growth              Seek a conservative balance             tax-exempt bonds
and Tax             between income, the majority of         and blue chips
Strategy            which is tax-exempt, and the            stocks
Fund                potential for long-term growth of
                    capital to preserve purchasing
                    power.

Balanced            Seek high total return, with            stocks and bonds
Strategy            reduced risk over time, through an
Fund                asset allocation strategy that seeks
                    a combination of long-term growth
                    a capital and current income.

Cornerstone         Achieve a positive inflation-           U.S. stocks,
Strategy            adjusted rate of return and a           International,
Fund                reasonably stable value of Fund         stocks, government
                    shares, thereby preserving              securities, real
                    purchasing power of shareholders'       estate securities,
                    capital.                                and gold securities

Growth              Seek high total return, with            small and large cap
Strategy            reduced risk over time, through         stocks, bonds, and
Fund                an asset allocation strategy that       international
                    emphasizes capital appreciation         stocks
                    and gives secondary emphasis
                    to income.
===============================================================================

For more complete information about the other USAA Asset Strategy Funds, including charges and operating expenses, call us for a Prospectus. Read it carefully before you invest.

HOW TO INVEST

Purchase of Shares

OPENING AN ACCOUNT

You may open an account and make an investment as described below by mail, in person, bank wire, phone, or on the Internet. A complete, signed application is required to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund unless the registration is different.

TAX ID NUMBER

Each shareholder named on the account must provide a social security number or tax identification number to avoid possible tax withholding requirements set forth by the IRS.

EFFECTIVE DATE

When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4:00 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day the NYSE is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

If you plan to purchase Fund shares with a foreign check, we suggest you convert your foreign check to U.S. dollars prior to investment in the Fund. This will avoid a potential four- to six-week delay in the effective date of your purchase. Furthermore, a bank charge may be assessed in the clearing process, which will be deducted from the amount of the purchase.

MINIMUM INVESTMENTS

INITIAL PURCHASE
[MONEY GRAPHIC]

* $3,000 [$500 Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) accounts and $250 for IRAs] or no initial investment if you elect to have monthly electronic investments of at least $50 per transaction, per account. We may periodically offer programs that reduce the minimum amounts for monthly electronic investments. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment.

ADDITIONAL PURCHASES

*   $50 per transaction, per account.

HOW TO PURCHASE

MAIL
[ENVELOPE GRAPHIC]

* To open an account, send your application and check to:
       USAA Investment Management Company
       9800 Fredericksburg Road
       San Antonio, TX 78288 (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

*   To add to  your  account,  send  your  check  and the  deposit  stub in the
    business  reply   envelope  that   accompanies   your  Fund's   transaction
    confirmation to the Transfer Agent:
       USAA Shareholder Account Services
       9800 Fredericksburg Road
       San Antonio, TX 78288

IN PERSON
[HANDSHAKE GRAPHIC]

* To open an account, bring your application and check to our San Antonio investment sales and service office at:
     USAA  Federal  Savings  Bank 10750
     Robert F. McDermott Freeway
     San Antonio, TX 78288

BANK WIRE
[BANK WIRE GRAPHIC]

* To open or add to your account, instruct your bank (which may charge a fee for the service) to wire the specified amount to the Fund as follows:
       State Street Bank and Trust Company
       Boston, MA 02101
       ABA#011000028
       Attn: USAA Growth Strategy Fund
       USAA Account Number: 69384998
       Shareholder(s) Name(s) ______________________________________________
       Shareholder(s) Mutual Fund Account Number ___________________________

ELECTRONIC FUNDS TRANSFER (EFT)

[CALENDER GRAPHIC]

* Additional purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)
[TELEPHONE GRAPHIC]

* If you have an existing USAA mutual fund account and would like to open a new account or exchange to another USAA Fund, call for instructions. To open an account by phone, the new account must have the same registration as your existing account.

USAA TOUCHLINE(R) 1-800-531-8777 (IN SAN ANTONIO, 498-8777)
[TOUCHLINE(R) GRAPHIC]

* In addition to obtaining account balance information, last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another USAA Fund, or make redemptions. This service is available with an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file.

INTERNET ACCESS - USAA.COM

[COMPUTER GRAPHIC]

* You can use your personal computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, you will need to call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access to your account, you will be able to open a new mutual fund account within an existing registration, exchange to another USAA Fund, make redemptions, review account activity, check balances, and more. To place orders by Internet, an ESA and EFT Buy/Sell authorization must be on file.

Redemption of Shares

You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4:00 p.m. Eastern
Time), your redemption will be effective on the next business day.

We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; and as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares and the price received upon redemption.

In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

HOW TO REDEEM

MAIL, IN PERSON, FAX, TELEGRAM, TELEPHONE, TOUCHLINE(R), OR INTERNET
[FAX MACHINE GRAPHIC]
* Send your written instructions to:
       USAA Shareholder Account Services
       9800 Fredericksburg Road
       San Antonio, TX 78288 (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)
* Visit a member service representative at our San Antonio investment sales and service office at USAA Federal Savings Bank.
* Send a signed fax to 1-800-292-8177, or send a telegram to USAA Shareholder Account Services.
* Call toll free 1-800-531-8448 (in San Antonio, 456-7202) to speak with a member service representative.
* Call toll free 1-800-531-8777 (in San Antonio, 498-8777) to access our 24-hour USAA TouchLine(R) service.
*  Access our Internet web site at usaa.com.

Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained:
(1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) social security/tax identification number or date of birth of the registered account owner(s) for the account registration.
Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

INVESTOR'S GUIDE to USAA Mutual Fund Services
[INVESTOR'S GUIDE GRAPHIC]

Upon your initial investment with us, you will receive the INVESTOR'S GUIDE to help you get the most out of your USAA mutual fund account and to assist you in your role as an investor. In the INVESTOR'S GUIDE, you will find additional information on purchases, redemptions, and methods of payment. You will also find in-depth information on automatic investment plans, shareholder statements and reports, and other useful information.

Account Balance

USAA Shareholder Account Services (SAS), the Fund's transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. The fee will reduce total transfer agency fees paid by the Fund to SAS. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

Fund Rights

The Fund reserves the right to:

*  reject purchase or exchange  orders when in the best interest of the Fund;

* limit or discontinue the offering of shares of the Fund without notice to the shareholders;

* require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the Statement of Additional Information contains information on acceptable guarantors);

*  redeem an account with less than $900, with certain limitations.

EXCHANGES

Exchange Privilege

The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA Family of Funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Exchanges made through USAA TouchLine(R) and the Internet require an ESA and EFT Buy/Sell authorization on file. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; and as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares and the price received upon exchange.

The Fund has undertaken certain procedures regarding telephone transactions as described on page 21.

Exchange Limitations, Excessive Trading

To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. The limit on exchanges out of any Fund in the USAA Family of Funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA Family of Funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.

SHAREHOLDER INFORMATION

Share Price Calculation
[SIDE BAR]
                                 NAV PER SHARE
                                    EQUALS
                                 TOTAL ASSETS
                                     MINUS
                                  LIABILITIES
                                  DIVIDED BY
                                  # OF SHARES
                                  OUTSTANDING

The price at which you purchase and redeem Fund shares is equal to the net asset value (NAV) per share determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of the regular trading session of the NYSE, which is usually 4:00 p.m. Eastern Time.

Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are valued at the last quoted sales price, or the most recently determined closing price calculated according to local market convention, available at the time the Fund is valued. If no sale is reported, the average of the bid and asked prices is generally used.

Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. The calculation of the Fund's NAV may not take place at the same time the prices of certain securities held by the Fund are determined. As such, the NAV of the Fund's shares may change on days when the shareholders will not be able to purchase or redeem shares. In most cases, events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the Fund's NAV. If, however, we determine that a particular event would materially affect the Fund's NAV, then we, under the general supervision of the Fund's Board of Trustees, will use all relevant, available information to determine a fair value for the affected portfolio securities.

Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.

Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Fund's Board of Trustees. Securities that cannot be valued by these methods, and all other assets, are valued in good faith at fair value using methods we have determined under the general supervision of the Fund's Board of Trustees.

For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's Statement of Additional Information.

Dividends and Distributions

The Fund pays net investment income dividends annually. Any net capital gain distribution usually occurs annually within 60 days of the May 31 fiscal year end, which would be somewhere around the end of July. The Fund will make additional payments to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

We will automatically reinvest all income dividends and capital gain distributions in the Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-dividend date. Any income dividends or capital gain distributions paid by the Fund will reduce the NAV per share by the amount of the dividend or distribution on the ex-dividend date. You should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or distribution. Some or all of these dividends and distributions are subject to taxes.

We will invest any dividend or distribution payment returned to us in your account at the then-current NAV per share. Dividend and distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

Federal Taxes

This tax information is quite general and refers to the federal income tax provisions in effect as of the date of this Prospectus. Note that the Taxpayer Relief Act of 1997 and the technical provisions adopted by the IRS Restructuring and Reform Act of 1998 may affect the status and treatment of certain distributions shareholders receive from the Fund. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

SHAREHOLDER - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends-received deduction available to corporations.

Regardless of the length of time you have held Fund shares, distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares.

WITHHOLDING - Federal law requires the Fund to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who:

*  fails to furnish the Fund with a correct tax identification number,
*  underreports  dividend or interest income, or
*  fails to certify that he or she is not subject to withholding.

To avoid this withholding requirement, you must certify, on your application or on a separate Form W-9 supplied by the Fund's transfer agent, that your tax identification number is correct and you are not currently subject to backup withholding.

REPORTING - The Fund will report information to you annually concerning the tax status of dividends and distributions for federal income tax purposes.

Future Shareholder Mailings

Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

                                                                     Nine-Month
                                                                    Period Ended
                                 Year Ended May 31,                    May 31,
                         ------------------------------------------------------
                           2000       1999         1998        1997       1996*
                         ------------------------------------------------------
Net asset value at
 beginning of period     $  14.70  $   14.30   $  13.10   $   12.74   $  10.00
Net investment income         .15        .12        .13         .15        .11b
Net realized and
 unrealized gain             2.17       1.05       1.43         .77       2.66
Distributions from net
 investment income           (.19)      (.08)      (.13)       (.12)      (.03)
Distributions of realized
 capital gains              (1.24)      (.69)      (.23)       (.44)        -
                         ------------------------------------------------------
Net asset value at
 end of period           $  15.59  $   14.70   $  14.30   $   13.10   $  12.74
                         ======================================================
Total return (%)**          16.17       8.46      12.12        7.73      27.76
Net assets at end of
  period (000)           $314,906  $ 258,753   $249,412   $ 193,921   $ 87,188
Ratio of expenses to
  average net assets (%)     1.24       1.28       1.25        1.31       1.66a
Ratio of net investment
  income to average net
  assets (%)                 1.04        .84        .97        1.46       1.34a
Portfolio turnover (%)      71.54      41.65      69.42       62.50      40.21

------------------
  *  Fund commenced operations September 1, 1995.
 ** Assumes reinvestment of all dividend income and capital gain distributions during the period.
  a Annualized. The ratio is not necessarily indicative of 12 months of operations.
  b  Calculated using weighted average shares.

                                   APPENDIX A

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH WE MAY INVEST THE FUND'S ASSETS:

REPURCHASE AGREEMENTS

We may invest the Fund's assets in repurchase agreements that are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security.

WHEN-ISSUED SECURITIES

We may invest the Fund's assets in new issues of debt securities offered on a when-issued basis.

* Delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment.

*  The Fund does  not earn interest on the securities until settlement, and the
   market  value  of  the  securities  may  fluctuate   between   purchase  and
   settlement.

*  Such securities can be sold before settlement date.

VARIABLE RATE SECURITIES

We may invest the Fund's assets in securities that bear interest at rates which are adjusted periodically to market rates.

* These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.

* Because the interest rates of variable rate securities are periodically adjusted to reflect current market rates, their market value is less affected by changes in prevailing interest rates than the market value of securities with fixed interest rates.

* The market value of a variable rate security usually tends toward par (100% of face value) at interest rate adjustment time.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

We may invest the Fund's assets in mortgage-backed and asset-backed securities. Mortgage-backed securities include, but are not limited to, securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac). These securities represent ownership in a pool of mortgage loans. They differ from conventional bonds in that principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, the Fund receives monthly scheduled payments on the underlying mortgages. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities.

Mortgage-backed  securities also include  collateralized  mortgage  obligations
(CMOs). CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are divided into pieces (tranches) with varying maturities. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments. Failure to accurately predict prepayments can adversely affect the Fund's return on these investments. CMOs may also be less marketable than other securities.

Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as credit card, motor vehicle, or trade receivables. They may be pass-through certificates, which have characteristics very similar to mortgage-backed securities, discussed above. They may also be in the form of asset-backed commercial paper, which is issued by a special purpose entity, organized solely to issue the commercial paper and to purchase interests in the assets. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and enhancement provided.

The weighted average life of such securities is likely to be substantially shorter than their stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

MUNICIPAL  LEASE  OBLIGATIONS

We may invest the Funds assets in a variety of instruments commonly referred to
as  municipal  lease   obligations,   including   leases  and  certificates  of
participation in such leases and contracts.

MASTER DEMAND NOTES

We may invest the Fund's assets in master demand notes, which are obligations that permit the investment of fluctuating amounts by the Fund, at varying rates of interest using direct arrangements between the Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because master demand notes are direct lending arrangements between the lender and borrower, these instruments generally will not be traded, and there generally is no secondary market for these notes, although they are redeemable (and immediately repayable by the borrower) at face value, plus accrued interest, at any time. We will invest the Fund's assets in master demand notes only if the Fund's Board of Trustees or its delegate has determined that they are of credit quality comparable to the debt securities in which the Fund generally may invest.

EURODOLLAR AND YANKEE OBLIGATIONS

We may invest a portion of the Fund's assets in dollar-denominated instruments that have been issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that have been issued by foreign issuers in the U.S. capital markets (Yankee obligations).

PUT BONDS

We may invest the Fund's assets in securities (including securities with variable interest rates) that may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer.

FORWARD CURRENCY CONTRACTS

The Fund may hold securities denominated in foreign currencies. As a result, the value of the securities will be affected by changes in the exchange rate between the dollar and foreign currencies. In managing currency exposure, the Fund may enter into forward currency contracts. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future date or over a specified time period at a price set at the time of the contract. We only enter into forward currency contracts when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency and desires to "lock in" the U.S. dollar price of the security until settlement.

ILLIQUID SECURITIES

We may invest up to 15% of the Fund's net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

AMERICAN DEPOSITARY RECEIPTS (ADRS)

We may invest the Fund's assets in ADRs, which are foreign shares held by a U.S. bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

GLOBAL DEPOSITARY RECEIPTS (GDRS)

We may invest the Fund's assets in GDRs, which are foreign shares held by a U.S. or foreign bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

                                  APPENDIX B

USAA Family of No-Load Mutual Funds

The USAA Family of No-Load Mutual Funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide you with the opportunity to formulate your own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund, subject to the limitations described earlier. For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, call us for a Prospectus. Read it carefully before you invest. Mutual fund operating expenses apply and continue throughout the life of the Fund.

   FUND TYPE/NAME              RISK
  ===============================================
  CAPITAL APPRECIATION
  -----------------------------------------------
  Aggressive Growth            Very high
  Emerging Markets             Very high
  First Start Growth           Moderate to high
  Gold                         Very high
  Growth                       Moderate to high
  Growth & Income              Moderate
  International                Moderate to high
  S&P 500 Index                Moderate
  Science & Technology         Very high
  Small Cap Stock              Very high
  World Growth                 Moderate to high
  -----------------------------------------------
  ASSET ALLOCATION
  -----------------------------------------------
  Balanced Strategy            Moderate
  Cornerstone Strategy         Moderate
  Growth and Tax Strategy      Moderate
  Growth Strategy              Moderate to high
  Income Strategy              Low to moderate
  -----------------------------------------------
  INCOME - TAXABLE
  -----------------------------------------------
  GNMA                         Low to moderate
  High-Yield Opportunities     High
  Income                       Moderate
  Income Stock                 Moderate
  Intermediate-Term Bond       Low to moderate
  Short-Term Bond              Low
  -----------------------------------------------
  INCOME - TAX EXEMPT
  -----------------------------------------------
  Long-Term                    Moderate
  Intermediate-Term            Low to moderate
  Short-Term                   Low
  State Bond/Income            Moderate
  -----------------------------------------------
  MONEY MARKET
  -----------------------------------------------
  Money Market                 Low
  Tax Exempt Money Market      Low
  Treasury Money Market Trust  Low
  State Money Market           Low
  ===============================================

     FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

     S&P(R) IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC., AND HAS BEEN LICENSED FOR USE. THE PRODUCT IS NOT SPONSORED, SOLD OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE PRODUCT.

     SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES.

     CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS ARE OFFERED ONLY TO RESIDENTS OF THOSE STATES.

     AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

     THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES.

                                     NOTES

If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's Statement of Additional Information (SAI), Annual or Semiannual Report, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this Prospectus. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

===============================================================================
                 INVESTMENT ADVISER, UNDERWRITER, AND DISTRIBUTOR
                       USAA Investment Management Company
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288
            ---------------------------------------------------------
               TRANSFER AGENT                         CUSTODIAN
    USAA Shareholder Account Services     State Street Bank and Trust Company
          9800 Fredericksburg Road                   P.O. Box 1713
          San Antonio, Texas 78288             Boston, Massachusetts 02105
            ---------------------------------------------------------
                           TELEPHONE ASSISTANCE HOURS
                          Call toll free - Central Time
                     Monday - Friday 6:00 a.m. to 10:00 p.m.
                         Saturday 8:30 a.m. to 5:00 p.m.
                         Sunday 11:30 a.m. to 8:00 p.m.
            ---------------------------------------------------------
                   FOR ADDITIONAL INFORMATION ON MUTUAL FUNDS
                    1-800-531-8181 (in San Antonio, 456-7200)
                For account servicing, exchanges, or redemptions
                    1-800-531-8448 (in San Antonio, 456-7202)
            ---------------------------------------------------------
                        RECORDED MUTUAL FUND PRICE QUOTES
                        24-Hour Service (from any phone)
                    1-800-531-8066 (in San Antonio, 498-8066)
            ---------------------------------------------------------
                          MUTUAL FUND USAA TOUCHLINE(R)
                          (from touch-tone phones only)
               For account balance, last transaction, fund prices,
                      or to exchange/redeem fund shares
                    1-800-531-8777, (in San Antonio) 498-8777
            ---------------------------------------------------------
                                INTERNET ACCESS
                                    usaa.com
===============================================================================

                    Investment Company Act File No. 811-4019

                                     Part A

                               Prospectus for the
                             Emerging Markets Fund
                               is included herein

                                 USAA EMERGING
                                  MARKETS FUND

                                   PROSPECTUS
                                OCTOBER 1, 2000

As with other mutual funds, the Securities and Exchange Commission has not approved or disapproved of this Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                               TABLE OF CONTENTS

 What is the Fund's Investment Objective and Main Strategy?..............   2
 Main Risks of Investing in This Fund....................................   2
 Is This Fund for You?...................................................   3
 Could the Value of Your Investment in This Fund Fluctuate?..............   3
 Fees and Expenses.......................................................   5
 Fund Investments........................................................   6
 Fund Management.........................................................  10
 Using Mutual Funds in an Investment Program.............................  10
 How to Invest...........................................................  12
 Important Information About Purchases and Redemptions...................  15
 Exchanges...............................................................  16
 Shareholder Information.................................................  17
 Financial Highlights....................................................  21
 Appendix A .............................................................  22
 Appendix B .............................................................  24
 Appendix C..............................................................  26

USAA Investment Management Company manages this Fund. For easier reading, USAA Investment Management Company will be referred to as "we" or "us" throughout the Prospectus.

WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY?

The Fund has an objective of capital appreciation. We will attempt to achieve this objective by investing the Fund's assets primarily in equity securities of emerging market companies.

Because any  investment  involves  risk,  there is no assurance that the Fund's
objective  will  be  achieved.   See  FUND  INVESTMENTS  on  page  6  for  more
information.

MAIN RISKS OF INVESTING IN THIS FUND

The primary risks of investing in this Fund are market risk and the risks of foreign investing.

* MARKET RISK involves the possibility that the value of the Fund's investments in equity securities will decline in a down stock market, regardless of the success or failure of that company's operations.

* FOREIGN INVESTING RISK involves the possibility that the value of the Fund's investments in foreign stock will decrease because of currency exchange rate fluctuations, increased price volatility, uncertain political conditions, and other factors.

Those risks are particularly heightened in this Fund due to the fact that within the universe of foreign investing, investments in emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. As with other mutual funds, losing money is also a risk of investing in this Fund.

As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Look for this symbol [CAUTION LIGHT] throughout the Prospectus. We use it to mark more detailed information about the risks you will face as a Fund shareholder.

IS THIS FUND FOR YOU?

This Fund might be appropriate as part of your investment portfolio if . . .

   * You are looking for an investment in foreign securities to balance your domestic securities portfolio.
   * You are willing to give up current income for long-term growth.
   * You are willing to accept very high risk.
   * You are seeking an appropriate investment for an IRA, through a 401(k) plan or 403(b) plan, or other tax-sheltered account.

This Fund MAY NOT be appropriate as part of your  investment portfolio if . . .

   * You need an investment that provides steady income.
   * You need an investment that provides tax-free income.
   * You are unwilling to take high risk for long-term growth.

This Fund by itself does not constitute a balanced investment program. Diversifying your investments may improve your long-run investment return and lower the volatility of your overall investment portfolio.

COULD THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?

Yes, it could. In fact, the value of your investment in this Fund will fluctuate with the changing market values of the investments in the Fund. Because the risks are higher in emerging markets than developed international markets or the United States, the Fund is expected to be significantly more volatile than the average equity mutual fund.

The bar chart shown on the next page illustrates the Fund's volatility and performance from year to year for each full calendar year since the Fund's inception.

Total Return

All mutual funds must use the same formula to calculate total return.

[SIDE BAR]
TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

[BAR CHART]
                          CALENDAR YEAR     TOTAL RETURN
                              1995*             3.65%
                              1996             16.59%
                              1997             -3.46%
                              1998            -26.12%
                              1999             52.43%

                  *FUND BEGAN OPERATIONS ON NOVEMBER 7, 1994.

                   THE FUND'S TOTAL RETURN FOR THE SIX-MONTH
                   PERIOD ENDED JUNE 30, 2000, WAS -12.81%.

During the periods shown in the above bar chart, the highest total return for a quarter was 26.75% (quarter ending December 31, 1999) and the lowest total return for a quarter was -26.11% (quarter ending September 30, 1998).

The table below shows how the Fund's average annual total returns for the one- and five- year period, as well as the life of the Fund, compared to those of a broad-based securities market index. Remember, historical performance does not necessarily indicate what will happen in the future.

  ====================================================================
  Average Annual
  Total Returns                                      Since Fund's
  (for periods ending          Past       Past       Inception on
  December 31, 1999)          1 Year     5 Years    November 7, 1994
  --------------------------------------------------------------------
  Emerging Markets Fund       52.43%     5.61%           3.67%
  --------------------------------------------------------------------
  International Financial
  Corporation (IFC)
  Global Composite Index*     62.70%      .75%          -1.72%
  ====================================================================

  *INTERNATIONAL  FINANCIAL  CORPORATION  (IFC)  GLOBAL  COMPOSITE  INDEX IS AN
   UNMANAGED BROAD-BASED INDEX OF EMERGING MARKETS PER THE WORLD BANK GNP PER CAPITAL DEFINITION.

Please consider performance information in light of the Fund's investment objective and policies and market conditions during the reported time periods. The value of your shares may go up or down. For the most current price and return information for this Fund, you may call USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices and returns. Then, press 56# when asked for the Fund Code. You may also access this information through our usaa.com Internet web site once your account has been established.

[SIDE BAR]
                              [TOUCHLINE GRAPHIC]
                                  TOUCHLINE(R)
                                 1-800-531-8777
                                     PRESS
                                       1
                                      THEN
                                       1
                                     5 6 #

                                   NEWSPAPER
                                     SYMBOL
                                     EmgMkt

                                     TICKER
                                     SYMBOL
                                     USEMX

Additionally, you may find the most current price of your shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the symbol "EmgMkt." If you prefer to obtain this information from an on-line computer service, you can do so by using the ticker symbol "USEMX."

FEES AND EXPENSES

This summary shows what it will cost you, directly and indirectly, to invest in this Fund.

Shareholder Transaction Expenses -- (Direct Costs)

There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for receiving wires.)

Annual Fund Operating Expenses -- (Indirect Costs)

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian and transfer agent fees. The figures below show actual expenses during the past fiscal year ended May 31, 2000, and are calculated as a percentage of average net assets.

      ===============================================================
            Management Fees                       1.00%
            Distribution (12b-1) Fees              None
            Other Expenses                         .28%
                                                  -----
            Total Annual Fund Operating Expenses  1.28%
                                                  =====
      ================================================================

[SIDE  BAR]
12b-1 FEES- SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.

Example of Effect of the Fund's Operating Expenses

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

               ====================================
                    1 year.............$  130
                    3 years............   406
                    5 years............   702
                   10 years............ 1,545
               ====================================

FUND INVESTMENTS

Principal Investment Strategies and Risks

   Q   What is the Fund's principal investment strategy?

   A The Fund's principal strategy is the investment of its assets primarily in equity securities of emerging market companies. We use the term
       "equity securities" to include common stocks, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks.

[CAUTION LIGHT]
MARKET RISK. Because this Fund invests in equity securities, it is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets. Equity securities tend to go up and down more than bonds.

   Q   What is an emerging market company?

   A   An issuer is an emerging market company if:

       * it is organized under the laws of an emerging market country (as defined below);

       * the principal trading market for its stock is in an emerging market country; or

       * at least 50% of its revenues or profits are derived from operations within emerging market countries or at least 50% of its assets are located within emerging market countries.

   Q   What countries are considered as emerging markets?

   A For our purposes, emerging market countries are all countries of the world excluding the following, which are referred to as developed countries:

       ASIA:   Australia, Japan, New Zealand
       AMERICAS:  Canada, the United States
       EUROPE: Austria, Belgium, Denmark, Finland, France, Germany, Holland, Ireland, Italy, Luxembourg, Norway, Spain, Sweden, Switzerland, the United Kingdom

   Q What are the characteristics of the economic and political systems of emerging market countries?

   A The economic and political systems of emerging market countries can be described as possessing two or more of the following characteristics:

       * The countries in which these stock markets are found have a less-developed economy than the developed countries.

       * Economies of these countries are likely to be undergoing rapid growth or some major structural change, such as a change in economic systems, rapid development of an industrial or value-added economic sector, or attainment of significantly better terms of trade for primary goods, to name a few examples.

       * Sustainable economic growth rates are higher, or potentially higher, than developed countries.

       *  Economies  of these  countries  may  be  benefitting  from the  rapid
          growth  of  neighboring   countries   and/or   may  be  significantly
          influenced by growth of demand in the developed markets.

       * Personal income levels and consumption are generally lower than those in developed countries, but may be growing at a faster rate.

       * The political system is likely to be, or appear to be, in greater flux than the developed countries listed above.

   Q   In what emerging market countries does the Fund intend to invest?

   A Some of the countries in which we expect to invest or may invest the Fund's assets include, but are not limited to:

       ASIA: China, Hong Kong, India, Indonesia, Malaysia, Pakistan,
             Philippines, Singapore, South Korea, Taiwan, Thailand
       AMERICAS: Argentina, Brazil, Chile, Colombia, Mexico, Peru, Venezuela AFRICA/MIDDLE EAST: Egypt, Ghana, Israel, Morocco, South Africa, Turkey
       EUROPE/OTHER:   Croatia, Czech Republic, Greece, Hungary, Poland,
                       Portugal, Russia, Slovakia

[CAUTION LIGHT]
FOREIGN INVESTING RISK. Investing in foreign securities poses unique risks: currency exchange rate fluctuations; foreign market illiquidity; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. Two forms of foreign investing risk are emerging markets risk and political risk.

* EMERGING MARKETS RISK. Investments in countries that are in the early stages of their industrial development involve exposure to economic structures that are generally less diverse and mature than in the United States and to political systems which may be less stable.

* POLITICAL RISK. Political risk includes a greater potential for coups d'etat, revolts, and expropriation by governmental organizations.

   Q   Will the Fund's assets be invested in any other securities?

   A We may invest the remainder of the Fund's assets in investment-grade, short-term debt instruments having the following characteristics:

       * remaining maturities of less than one year that have been issued or guaranteed as to both principal and interest by the U.S. government or its agencies or instrumentalities, and

       *   repurchase agreements collateralized by such securities.

       The Fund may also invest part of its cash position in short-term sovereign debt securities of emerging market countries for the purpose of obtaining a higher yield. Additionally, we may invest the Fund's assets in stocks of selected issuers that have favorable growth prospects, but may not be organized or otherwise situated in emerging markets.

       We may also invest the Fund's assets in public and private sector debt and fixed income instruments of emerging market issuers, including Brady Bonds of selected countries, which we believe have the potential for significant capital appreciation (due, for example, to our assessment of prospects for the issuer or its domicile country), without regard to any interest or dividend yields payable pursuant to such securities. These latter investments may be considered to be speculative in nature.

       As a temporary defensive measure because of market, economic, political, or other conditions, we may invest up to 100% of the Fund's assets in investment-grade, short-term debt instruments. This may result in the Fund not achieving its investment objective during the time it is in this temporary defensive posture.

   Q Are there any restrictions as to the types of business or operations of companies in which the Fund's assets may be invested?

   A No, there are no restrictions except that we may not invest 25% or more of the Fund's total assets in one industry. The Fund's investments will be diversified in four or more countries.

       We believe that attractive investment opportunities exist in many emerging markets. While investing a person's assets solely in an emerging markets fund may not be suitable, for those willing to accept higher volatility, including the Emerging Markets Fund in a well-diversified portfolio could significantly enhance returns. The Fund combines the advantages of diversified investment in emerging markets with the convenience and liquidity of a mutual fund based in the United States.

   Q   How are the decisions to buy and sell securities made?

   A We review countries and regions for economic and political stability as well as future prospects. Then we research individual companies looking for favorable valuations (meaning an estimate of how much the company's worth), growth prospects, quality of management, and industry outlook. Securities are sold if we believe they are overvalued or if the political environment significantly deteriorates.

For additional information about other securities in which we may invest the Fund's assets, see APPENDIX B on page 24.

FUND MANAGEMENT

USAA Investment Management Company serves as the manager and distributor of this Fund. We are an affiliate of United Services Automobile Association
(USAA), a large, diversified financial services institution. As of the date of this Prospectus, we had approximately $43 billion in total assets under management. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

We provide management services to the Fund pursuant to an Advisory Agreement. We are responsible for managing the Fund's portfolio (including placement of brokerage orders) and its business affairs, subject to the authority of and supervision by the Fund's Board of Trustees. For our services, the Fund pays us an annual fee. This fee was computed and paid at one percent (1%) of average net assets for the fiscal year ended May 31, 2000. We also provide services related to selling the Fund's shares and receive no compensation for those services.

Portfolio Manager

[PHOTOGRAPH]
KEVIN P. MOORE

Kevin P. Moore, Assistant Vice President of Equity Investments, has managed the Fund since October 1999. He has 13 years investment management experience and has worked for us for six years. Mr. Moore is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. He holds an BBA from George Washington University.


USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

I. The Idea Behind Mutual Funds

Mutual funds provide small investors some of the advantages enjoyed by wealthy investors. A relatively small investment can buy part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA Family of Funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to very wealthy people.

II. Using Funds in an Investment Program

In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA Family of Funds.

For example, assume you wish to diversify internationally. You could divide your investments among the Emerging Markets, Gold, International, or World Growth Funds and holdings in domestic funds. This would give you exposure to the opportunities of investments in many foreign countries and to currency changes. This is just one way you could combine funds to fit your own risk and reward goals.

III. USAA's Family of Funds

We offer you another alternative with our asset strategy funds listed in APPENDIX C under asset allocation on page 26. These unique mutual funds provide a professionally managed, diversified investment portfolio within a mutual fund. Designed for the individual who prefers to delegate the asset allocation process to an investment manager, their structure achieves diversification across a number of investment categories.

Whether you prefer to create your own mix of mutual funds or use a USAA Asset Strategy Fund, the USAA Family of Funds provides a broad range of choices covering just about any investor's investment objectives. Our member service representatives stand ready to assist you with your choices and to help you craft a portfolio to meet your needs. Refer to APPENDIX C on page 26 for a complete list of the USAA Family of No-Load Mutual Funds.

HOW TO INVEST

Purchase of Shares

OPENING AN ACCOUNT

You may open an account and make an investment as described below by mail, in person, bank wire, phone, or on the Internet. A complete, signed application is required to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund unless the registration is different.

TAX ID NUMBER

Each shareholder named on the account must provide a social security number or tax identification number to avoid possible tax withholding requirements set forth by the IRS.

EFFECTIVE DATE

When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4:00 p.m. eastern time) of the New York Stock Exchange (NYSE) each day the NYSE is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

If you plan to purchase Fund shares with a foreign check, we suggest you convert your foreign check to U.S. dollars prior to investment in the Fund. This will avoid a potential four- to six-week delay in the effective date of your purchase. Furthermore, a bank charge may be assessed in the clearing process, which will be deducted from the amount of the purchase.

MINIMUM INVESTMENTS

INITIAL PURCHASE
[MONEY GRAPHIC]

* $3,000 [$500 Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) accounts and $250 for IRAs] or no initial investment if you elect to have monthly electronic investments of at least $50 per transaction, per account. We may periodically offer programs that reduce the minimum amounts for monthly electronic investments. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment.

ADDITIONAL PURCHASES

*   $50 per transaction, per account.

HOW TO PURCHASE

MAIL
[ENVELOPE GRAPHIC]

*   To open an account, send your application and check to:
       USAA Investment Management Company
       9800 Fredericksburg Road
       San Antonio, TX 78288 (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

*   To add to  your  account,  send  your  check  and the  deposit  stub in the
    business  reply   envelope  that   accompanies   your  Fund's   transaction
    confirmation to the Transfer Agent:
       USAA Shareholder Account Services
       9800 Fredericksburg Road
       San Antonio, TX 78288

IN PERSON
[HANDSHAKE GRAPHIC]

* To open an account, bring your application and check to our San Antonio investment sales and service office at:
       USAA Federal Savings Bank
       10750 Robert F. McDermott Freeway
       San Antonio, TX 78288

BANK WIRE
[WIRE GRAPHIC]

* To open or add to your account, instruct your bank (which may charge a fee for the service) to wire the specified amount to the Fund as follows:
       State Street Bank and Trust Company
       Boston, MA 02101
       ABA#011000028
       Attn: USAA Emerging Markets Fund
       USAA Account Number: 69384998
       Shareholder(s) Name(s)______________________________________
       Shareholder(s) Mutual Fund Account Number __________________

ELECTRONIC FUNDS TRANSFER (EFT)

[CALENDAR GRAPHIC]

* Additional purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)
[TELEPHONE GRAPHIC]

* If you have an existing USAA mutual fund account and would like to open a new account or exchange to another USAA Fund, call for instructions. To open an account by phone, the new account must have the same registration as your existing account.

USAA TOUCHLINE(R)1-800-531-8777 (IN SAN ANTONIO, 498-8777)
[TOUCHLINE GRAPHIC]

* In addition to obtaining account balance information, last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another USAA Fund, or make redemptions. This service is available with an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file.

INTERNET ACCESS - USAA.COM

[COMPUTER GRAPHIC]

* You can use your personal computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, you will need to call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access to your account, you will be able to open a new mutual fund account within an existing registration, exchange to another USAA Fund, make redemptions, review account activity, check balances, and more. To place orders by Internet, an ESA and EFT Buy/Sell authorization must be on file.

Redemption of Shares

You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4:00 p.m. Eastern
Time), your redemption will be effective on the next business day.

We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event, and as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares and the price received upon redemption.

In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

HOW TO REDEEM

MAIL, IN PERSON, FAX, TELEGRAM, TELEPHONE, TOUCHLINE(R), OR INTERNET
[FAX MACHINE GRAPHIC]
* Send your written instructions to:
       USAA Shareholder Account Services
       9800 Fredericksburg Road
       San Antonio, TX 78288 (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)
* Visit a member service representative at our San Antonio investment sales and service office at USAA Federal Savings Bank.
* Send a signed fax to 1-800-292-8177, or send a telegram to USAA Shareholder Account Services.
* Call toll free 1-800-531-8448 (in San Antonio, 456-7202) to speak with a member service representative.
* Call toll free 1-800-531-8777 (in San Antonio, 498-8777) to access our 24-hour USAA TouchLine(R) service.
* Access our Internet web site at usaa.com.

Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained:
(1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) social security/tax identification number or date of birth of the registered account owner(s) for the account registration.
Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

INVESTOR'S GUIDE to USAA Mutual Fund Services
[INVESTOR'S GUIDE GRAPHIC]

Upon your initial investment with us, you will receive the INVESTOR'S GUIDE to help you get the most out of your USAA mutual fund account and to assist you in your role as an investor. In the INVESTOR'S GUIDE, you will find additional information on purchases, redemptions, and methods of payment. You will also find in-depth information on automatic investment plans, shareholder statements and reports, and other useful information.

Account Balance

USAA Shareholder Account Services (SAS), the Fund's transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. The fee will reduce total transfer agency fees paid by the Fund to SAS. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

Fund Rights

The Fund reserves the right to:

*   reject purchase or exchange orders when in the best interest of the Fund;

* limit or discontinue the offering of shares of the Fund without notice to the shareholders;

* require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the Statement of Additional Information contains information on acceptable guarantors);

*   redeem an account with less than $900, with certain limitations.

EXCHANGES

Exchange Privilege

The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA Family of Funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Exchanges made through USAA TouchLine(R) and the Internet require an ESA and EFT Buy/Sell authorization on file. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; and as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares and the price received upon exchange.

The Fund has undertaken certain procedures regarding telephone transactions as described on page 15.

Exchange Limitations, Excessive Trading

To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. The limit on exchanges out of any Fund in the USAA Family of Funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA Family of Funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.

SHAREHOLDER INFORMATION

Share Price Calculation
[SIDE BAR]
                                 NAV PER SHARE
                                    EQUALS
                                 TOTAL ASSETS
                                     MINUS
                                  LIABILITIES
                                  DIVIDED BY
                                  # OF SHARES
                                  OUTSTANDING

The price at which you purchase and redeem Fund shares is equal to the net asset value (NAV) per share determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of the regular trading session of the NYSE, which is usually 4:00 p.m. Eastern Time.

Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are valued at the last quoted sales price, or the most recently determined closing price calculated according to local market convention, available at the time the Fund is valued. If no sale is reported, the average of the bid and asked prices is generally used.

Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. The calculation of the Fund's NAV may not take place at the same time the prices of certain securities held by the Fund are determined. As such, the NAV of the Fund's shares may change on days when the shareholders will not be able to purchase or redeem shares. In most cases, events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the Fund's NAV. If, however, we determine that a particular event would materially affect the Fund's NAV, then we, under the general supervision of the Fund's Board of Trustees, will use all relevant, available information to determine a fair value for the affected portfolio securities.

Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.

Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Fund's Board of Trustees. Securities that cannot be valued by these methods, and all other assets, are valued in good faith at fair value using methods we have determined under the general supervision of the Fund's Board of Trustees.

For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's Statement of Additional Information.

Dividends and Distributions

The Fund pays net investment income dividends annually. Any net capital gain distribution usually occurs annually within 60 days of the May 31 fiscal year end, which would be somewhere around the end of July. The Fund will make additional payments to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

We will automatically reinvest all income dividends and capital gain distributions in the Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-dividend date. Any income dividends or capital gain distributions paid by the Fund will reduce the NAV per share by the amount of the dividend or distribution on the ex-dividend date. You should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or distribution. Some or all of these dividends and distributions are subject to taxes.

We will invest any dividend or distribution payment returned to us in your account at the then-current NAV per share. Dividend and distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

Taxes

FEDERAL

This tax information is quite general and refers to the federal income tax provisions in effect as of the date of this Prospectus. Note that the Taxpayer Relief Act of 1997 and the technical provisions adopted by the IRS Restructuring and Reform Act of 1998 may affect the status and treatment of certain distributions shareholders receive from the Fund. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

FOREIGN

The Fund may be subject to foreign withholding or other taxes. If more than 50% of the value of the Fund's total assets at the close of any taxable year consists of securities of foreign corporations, the Fund may file an election with the Internal Revenue Service (the Foreign Election) that would permit you to take a credit (or a deduction) for foreign income taxes paid by the Fund. If the Foreign Election is made, you would include in your gross income both dividends received from the Fund and foreign income taxes paid by the Fund. As a shareholder of the Fund, you would be entitled to treat the foreign income taxes withheld as a credit against your U.S. federal income taxes, subject to the limitations set forth in the Internal Revenue Code with respect to the foreign tax credit generally. Alternatively, you could, if it were to your advantage, treat the foreign income taxes withheld as an itemized deduction in computing taxable income rather than as a tax credit. You will not be entitled to a foreign tax credit for taxes paid to certain countries; however, if the Fund otherwise qualifies for the Foreign Election, a deduction for such taxes will be available to shareholders of the Fund. It is anticipated that the Fund will make the Foreign Election.

SHAREHOLDER - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends-received deduction available to corporations.

Regardless of the length of time you have held Fund shares, distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares.

WITHHOLDING - Federal law requires the Fund to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who:

* fails to  furnish  the Fund  with a  correct  tax  identification  number,
* underreports  dividend or interest income, or
* fails to certify that he or she is not subject to withholding.

To avoid this withholding requirement, you must certify, on your application or on a separate Form W-9 supplied by the Fund's transfer agent, that your tax identification number is correct and you are not currently subject to backup withholding.

REPORTING - The Fund will report information to you annually concerning the tax status of dividends and distributions for federal income tax purposes.

Future Shareholder Mailings

Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent  the  rate  that an  investor  would  have  earned  (or  lost)  on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

                                         Year Ended May 31,
                          -----------------------------------------------------
                             2000      1999       1998      1997      1996
                          -----------------------------------------------------
Net asset value at
  beginning of period     $   8.49  $   8.98   $  11.53   $  11.13   $   9.77
Net investment
  income (loss)                .02       .08        .07        .01       (.01)a
Net realized and
  unrealized gain (loss)       .54      (.50)     (2.44)       .89       1.60
Distributions from net
  investment income           (.07)     (.07)        -         -         (.01)
Distributions of realized
  capital gains                 -         -        (.18)      (.50)      (.22)
                          -----------------------------------------------------
Net asset value at
  end of period           $   8.98  $   8.49   $   8.98   $  11.53   $  11.13
                          =====================================================
Total return (%)*             6.55     (4.63)    (20.97)      8.69      16.93
Net assets at end of
  period (000)            $234,953  $276,340   $294,888   $ 95,644   $ 51,315
Ratio of expenses to
  average net assets (%)      1.28      1.27       1.31       1.81       2.27
Ratio of net investment
  income (loss) to
  average net assets (%)       .14       .98        .88        .03      (.08)
Portfolio turnover (%)      147.24     83.84      41.23      61.21      87.98

-----------------
* Assumes reinvestment of all dividend income and capital gain distributions during the period.
a  Calculated using weighted average shares.

                                   APPENDIX A

MOODY'S CORPORATE RATINGS

Baa Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

S&P CORPORATE RATINGS

BBB An obligation rated "BBB" exhibits ADEQUATE protection parameters. However, adverse, economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated "BB" is LESS VULNERABLE to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated "B" is MORE VULNERABLE to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated "CCC" is CURRENTLY VULNERABLE to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC   An obligation rated "CC" is CURRENTLY HIGHLY VULNERABLE to nonpayment.

C The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

A description of ratings "A" or better assigned to debt obligations by Moody's and S&P is included in APPENDIX A of the Statement of Additional Information.

                                   APPENDIX B

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH WE MAY INVEST THE FUND'S ASSETS:

FORWARD CURRENCY CONTRACTS

The Fund may hold securities denominated in foreign currencies. As a result, the value of the securities will be affected by changes in the exchange rate between the dollar and foreign currencies. In managing currency exposure, the Fund may enter into forward currency contracts. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future date or over a specified time period at a price set at the time of the contract. We only enter into forward currency contracts when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency and desires to "lock in" the U.S. dollar price of the security until settlement.

REPURCHASE AGREEMENTS

We may invest the Fund's assets in repurchase agreements that are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security.

WHEN-ISSUED SECURITIES

We may invest the Fund's assets in new issues of debt securities offered on a when-issued basis.

* Delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment.

*   The Fund does not earn interest on the securities until settlement, and the
    market  value  of  the  securities  may  fluctuate   between  purchase  and
    settlement.

*   Such securities can be sold before settlement date.

BRADY BONDS AND EMERGING MARKET DEBT

We may invest the Fund's assets in Brady Bonds and public and private sector debt and fixed income instruments of emerging market issuers. Brady Bonds are securities created through a restructuring plan introduced by former U.S. Treasury Secretary Nicholas Brady. The Brady Plan made provisions whereby existing commercial bank loans to both public and private entities in selected developing countries are exchanged for Brady Bonds. These bonds may be denominated in other currencies, but are usually denominated in U.S. dollars. Brady Bonds are actively traded in over-the-counter markets. As the markets for these securities have from time to time been subject to disruption, we will monitor, on a continuous basis, the liquidity of Brady Bonds held in the Fund's portfolio.

ILLIQUID SECURITIES

We may invest up to 15% of the Fund's net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

CONVERTIBLE SECURITIES

We may invest the Fund's assets in convertible securities, which are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the ability to convert the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities also depends on the price of the underlying common stock.

AMERICAN DEPOSITARY RECEIPTS (ADRS)

We may invest the Fund's assets in ADRs, which are foreign shares held by a U.S. bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

GLOBAL DEPOSITARY RECEIPTS (GDRS)

We may invest the Fund's assets in GDRs, which are foreign shares held by a U.S. or foreign bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

                                  APPENDIX C

USAA Family of No-Load Mutual Funds

The USAA Family of No-Load Mutual Funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide you with the opportunity to formulate your own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund, subject to the limitations described earlier. For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, call us for a Prospectus. Read it carefully before you invest. Mutual fund operating expenses apply and continue throughout the life of the Fund.

    FUND TYPE/NAME              RISK
  ==============================================
  CAPITAL APPRECIATION
  ----------------------------------------------
  Aggressive Growth            Very high
  Emerging Markets             Very high
  First Start Growth           Moderate to high
  Gold                         Very high
  Growth                       Moderate to high
  Growth & Income              Moderate
  International                Moderate to high
  S&P 500 Index                Moderate
  Science & Technology         Very high
  Small Cap Stock              Very high
  World Growth                 Moderate to high
  ----------------------------------------------
  ASSET ALLOCATION
  ----------------------------------------------
  Balanced Strategy            Moderate
  Cornerstone Strategy         Moderate
  Growth and Tax Strategy      Moderate
  Growth Strategy              Moderate to high
  Income Strategy              Low to moderate
  ----------------------------------------------
  INCOME -- TAXABLE
  ----------------------------------------------
  GNMA                         Low to moderate
  High-Yield Opportunities     High
  Income                       Moderate
  Income Stock                 Moderate
  Intermediate-Term Bond       Low to moderate
  Short-Term Bond              Low
  ----------------------------------------------
  INCOME -- TAX EXEMPT
  ----------------------------------------------
  Long-Term                    Moderate
  Intermediate-Term            Low to moderate
  Short-Term                   Low
  State Bond/Income            Moderate
  ----------------------------------------------
  MONEY MARKET
  ----------------------------------------------
  Money Market                 Low
  Tax Exempt Money Market      Low
  Treasury Money Market Trust  Low
  State Money Market           Low
  ==============================================

     FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

     S&P(R) IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC., AND HAS BEEN LICENSED FOR USE. THE PRODUCT IS NOT SPONSORED, SOLD, OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE PRODUCT.

     SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES.

     CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS ARE OFFERED ONLY TO RESIDENTS OF THOSE STATES.

     AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

     THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES.

                                     NOTES

If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's Statement of Additional Information (SAI), Annual or Semiannual Report, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this Prospectus. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

===============================================================================
                INVESTMENT ADVISER, UNDERWRITER, AND DISTRIBUTOR
                       USAA Investment Management Company
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288
         ------------------------------------------------------------
             TRANSFER AGENT                           CUSTODIAN
    USAA Shareholder Account Services    State Street Bank and Trust Company
        9800 Fredericksburg Road                    P.O. Box 1713
        San Antonio, Texas 78288             Boston, Massachusetts 02105
         ------------------------------------------------------------
                           TELEPHONE ASSISTANCE HOURS
                         Call toll free - Central Time
                     Monday - Friday 6:00 a.m. to 10:00 p.m.
                        Saturday 8:30 a.m. to 5:00 p.m.
                         Sunday 11:30 a.m. to 8:00 p.m.
         ------------------------------------------------------------
                   FOR ADDITIONAL INFORMATION ON MUTUAL FUNDS
                   1-800-531-8181 (in San Antonio, 456-7200)
                For account servicing, exchanges, or redemptions
                   1-800-531-8448 (in San Antonio, 456-7202)
         ------------------------------------------------------------
                       RECORDED MUTUAL FUND PRICE QUOTES
                        24-Hour Service (from any phone)
                   1-800-531-8066 (in San Antonio, 498-8066)
         ------------------------------------------------------------
                         MUTUAL FUND USAA TOUCHLINE(R)
                         (from touch-tone phones only)
              For account balance, last transaction, fund prices,
                       or to exchange/redeem fund shares
                   1-800-531-8777 (in San Antonio, 498-8777)
         ------------------------------------------------------------
                                INTERNET ACCESS
                                   usaa.com
===============================================================================

                    Investment Company Act File no. 811-4019

                                     Part A

                               Prospectus for the
                                   Gold Fund
                               is included herein

                                 USAA GOLD FUND

                                   PROSPECTUS
                                OCTOBER 1, 2000

As with other mutual funds, the Securities and Exchange Commission has not approved or disapproved of this Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                               TABLE OF CONTENTS

 What is the Fund's Investment Objective and Main Strategy?.............   2
 Main Risks of Investing in This Fund...................................   2
 Is This Fund for You?..................................................   3
 Could the Value of Your Investment in This Fund Fluctuate?.............   3
 Fees and Expenses......................................................   5
 Fund Investments.......................................................   6
 Fund Management........................................................   8
 Using Mutual Funds in an Investment Program............................   9
 How to Invest..........................................................  10
 Important Information About Purchases and Redemptions..................  14
 Exchanges..............................................................  15
 Shareholder Information................................................  15
 Financial Highlights...................................................  19
 Appendix A ............................................................  20
 Appendix B ............................................................  22

USAA Investment Management Company manages this Fund. For easier reading, USAA Investment Management Company will be referred to as "we" or "us" throughout the Prospectus.

WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY?

The Fund has an objective to seek long-term capital appreciation and to protect the purchasing power of your capital against inflation. Current income is a secondary objective. We will attempt to achieve these objectives by investing a great majority of the Fund's assets in equity securities of domestic and foreign gold exploration, mining, or processing companies.

Because any  investment  involves  risk,  there is no assurance that the Fund's
objectives  will  be  achieved.   See  FUND   INVESTMENTS  on  page  6for  more
information.

MAIN RISKS OF INVESTING IN THIS FUND

The primary risks of investing in this Fund are the increased volatility of mining stocks, market risk, and the risks of foreign investing.

*   GOLD  MINING  RISK  involves   additional  risk  because  of  gold's  price
    volatility   and  the  increased   impact  such   volatility   has  on  the
    profitability of gold mining companies.

* MARKET RISK involves the possibility that the value of the Fund's investments in equity securities will decline in a down stock market, reducing the value of a company's stock, regardless of the success or failure of that company's operations.

* FOREIGN INVESTING RISK involves the possibility that the value of the Fund's investments in foreign stock will decrease because of currency exchange rate fluctuations, increased price volatility, uncertain political conditions, and other factors.

As with other mutual funds, losing money is also a risk of investing in this Fund.

As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Look for this symbol [CAUTION LIGHT] throughout the Prospectus. We use it to mark more detailed information about the risks you will face as a Fund shareholder.

IS THIS FUND FOR YOU?

This Fund might be appropriate as part of your investment portfolio if . . .

   *  You are willing to give up current  income for long-term  growth.
   *  You are willing to accept very high risk.
   * You are seeking an appropriate investment for an IRA, through a 401(k) plan or 403(b) plan, or other tax-sheltered account.

This Fund MAY NOT be appropriate as part of your investment portfolio if . . .

   *  You  need an  investment  that  provides  steady  income.
   *  You need an investment that provides tax-free income.
   *  You are unwilling to take very high risk for long-term growth.

This Fund by itself does not constitute a balanced investment program. Diversifying your investments may improve your long-run investment return and lower the volatility of your overall investment portfolio.

COULD THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?

Yes, it could. In fact, the value of your investment in this Fund will fluctuate with the changing market values of the investments in the Fund. Because the Fund will invest in companies principally engaged in gold exploration, mining, or processing, the Fund may be subject to greater risks and greater market fluctuations than other funds with a portfolio of securities representing a broader range of industries.

The bar chart shown on the next page illustrates the Fund's volatility and performance from year to year for each full calendar year for the past ten years.

Total Return

All mutual funds must use the same formula to calculate total return.

[SIDE BAR]
     TOTAL  RETURN   MEASURES  THE  PRICE  CHANGE  IN  A  SHARE   ASSUMING  THE
     REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

[BAR CHART]
                          CALENDAR YEAR     TOTAL RETURN
                              1990              -26.51%
                              1991               -4.45%
                              1992               -7.95%
                              1993               58.43%
                              1994               -9.38%
                              1995                4.04%
                              1996                0.00%
                              1997              -38.19%
                              1998                1.09%
                              1999                7.17%

                   THE FUND'S TOTAL RETURN FOR THE SIX-MONTH
                    PERIOD ENDED JUNE 30, 2000, WAS -12.37%.

During the periods shown in the above bar chart, the highest total return for a quarter was 30.64% (quarter ending June 30, 1993) and the lowest total return for a quarter was -29.05% (quarter ending December 31, 1997).

The table below shows how the Fund's average annual total returns for the one-, five-, and ten-year periods, as well as the life of the Fund, compared to those of broad-based securities market indexes. Remember, historical performance does not necessarily indicate what will happen in the future.

=========================================================================
  Average Annual
  Total Returns
  (for the periods ending        Past      Past       Past      Life of
  December 31, 1999)            1 Year    5 Years   10 Years     Fund
-------------------------------------------------------------------------
  Gold Fund                      7.17%     -6.97%    -4.27%     -2.30%
-------------------------------------------------------------------------
  S&P 500 Index*                21.03%     28.54%    18.19%     18.95%
-------------------------------------------------------------------------
  Philadelphia Gold &
  Silver Index*                  4.62%     -9.07%    -5.52%     -2.18%
-------------------------------------------------------------------------
  London Gold*                    .85%     -5.41%    -3.18%     -1.23%
=========================================================================

  *THE  S&P  500  INDEX  IS  A  BROAD-BASED   COMPOSITE  UNMANAGED  INDEX  THAT
   REPRESENTS THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. THE PHILADELPHIA GOLD & SILVER INDEX IS AN INDEX REPRESENTING NINE HOLDINGS IN THE GOLD AND SILVER SECTOR, TYPICALLY REFERRED TO AS THE XAU. LONDON GOLD IS A TRADITIONAL GOLD BULLION INDEX.

Please consider performance information in light of the Fund's investment objectives and policies and market conditions during the reported time periods. The value of your shares may go up or down. For the most current price and return information for this Fund, you may call USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices and returns. Then, press 50# when asked for the Fund Code. You may also access this information through our usaa.com Internet web site once your account has been established.

[SIDE BAR]
                              [TOUCHLINE GRAPHIC]
                                 TOUCHLINE(R)
                                1-800-531-8777
                                     PRESS
                                       1
                                     THEN
                                       1
                                     5 0 #

Additionally, you may find the most current price of your shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the symbol "Gold." If you prefer to obtain this information from an on-line computer service, you can do so by using the ticker symbol "USAGX."

[SIDE BAR]
                                   NEWSPAPER
                                    SYMBOL
                                     Gold

                                    TICKER
                                    SYMBOL
                                     USAGX

FEES AND EXPENSES

This summary shows what it will cost you, directly and indirectly, to invest in this Fund.

Shareholder Transaction Expenses -- (Direct Costs)

There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and $35 foreign wire fee. (Your bank may also charge a fee for receiving wires.)

Annual Fund Operating Expenses -- (Indirect Costs)

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian and transfer agent fees. The figures below show actual expenses during the past fiscal year ended May 31, 2000, and are calculated as a percentage of average net assets.

      ========================================================
           Management Fees                       .75%
           Distribution (12b-1) Fees             None
           Other Expenses                        .83%
                                                -----
           Total Annual Fund Operating Expenses 1.58%
                                                =====
      ========================================================

[SIDE  BAR]
     12b-1 Fees- SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.

Example of Effect of the Fund's Operating Expenses

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

               ======================================
                     1 year...........$   161
                     3 years..........    499
                     5 years..........    860
                    10 years..........  1,878
               ======================================

FUND INVESTMENTS

Principal Investment Strategies and Risks

   Q   What is the Fund's principal investment strategy?

   A The Fund's principal strategy is to invest at least 80% of its assets during normal market conditions in equity securities of companies principally engaged in gold exploration, mining, or processing. We use the term "equity securities" to include common stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks.

       Since the majority of the Fund's assets will be invested in companies principally engaged in gold exploration, mining, or processing, the Fund may be subject to greater risks and greater market fluctuations than other funds with a portfolio of securities representing a broader range of investment objectives.

[CAUTION LIGHT]
VOLATILITY OF GOLD MINING SECURITIES. Gold mining securities involve additional risk because of gold's price volatility and the increased impact such volatility has on the profitability of gold mining companies. However, since the market action of such securities has tended to move independently of the broader financial markets, the addition of gold mining securities to your portfolio may reduce overall fluctuations in portfolio value.

   Q   Will the Fund's assets be invested in any other securities?

   A We may invest the remainder of the Fund's assets in equity securities of companies similarly engaged in other precious metals and minerals and in investment-grade, short-term debt instruments having the following characteristics:

       * maturities of less than one year that have been issued or guaranteed as to both principal and interest by the U.S. government or its agencies or instrumentalities, and

       *   repurchase agreements collateralized by such securities.

       If we believe the outlook for gold is unattractive, as a temporary defensive measure, we may invest up to 100% of the Fund's assets in investment-grade, short-term debt instruments. This may result in the Fund not achieving its investment objective during the time it is in this temporary defensive posture.

[CAUTION LIGHT]
MARKET RISK. Because this Fund invests in equity securities, it is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets. Equity securities tend to go up and down more than bonds.

  Q    Will the Fund's assets be invested in foreign securities?

  A We may invest the Fund's assets in foreign securities purchased in either foreign or U.S. markets.

[CAUTION LIGHT]
FOREIGN INVESTING RISK. Investing in foreign securities poses unique risks: currency exchange rate fluctuations; foreign market illiquidity; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. Two forms of foreign investing risk are emerging markets risk and political risk.

* EMERGING MARKETS RISK. Investments in countries that are in the early stages of their industrial development involve exposure to economic structures that are generally less diverse and mature than in the United States and to political systems which may be less stable.

* POLITICAL RISK. Political risk includes a greater potential for coups d'etat, revolts, and expropriation by governmental organizations.

   Q   How are the decisions to buy and sell securities made?

   A We look for well-managed and prudently financed low-cost producers with good production or reserve growth potential that sell at a reasonable valuation on a risk-adjusted basis. We will sell these securities when they no longer meet these criteria.

For additional information about other securities in which we may invest the Fund's assets, see APPENDIX A on page 20.

FUND MANAGEMENT

USAA Investment Management Company serves as the manager and distributor of this Fund. We are an affiliate of United Services Automobile Association
(USAA), a large, diversified financial services institution. As of the date of this Prospectus, we had approximately $43 billion in total assets under management. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

We provide management services to the Fund pursuant to an Advisory Agreement. We are responsible for managing the Fund's portfolio (including placement of brokerage orders) and its business affairs, subject to the authority of and supervision by the Fund's Board of Trustees. For our services, the Fund pays us an annual fee. This fee was computed and paid at three-fourths of one percent (.75%) of average net assets for the fiscal year ended May 31, 2000. We also provide services related to selling the Fund's shares and receive no compensation for those services.

Portfolio Manager

[PHOTOGRAPH]
MARK W. JOHNSON

Mark W. Johnson, Assistant Vice President of Equity Investments, has managed the Fund since January 1994. He has 26 years investment management experience and has worked for us for 12 years. Mr. Johnson earned the Chartered Financial Analyst designation in 1978 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. He holds an MBA and a BBA from the University of Michigan.

USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

I. The Idea Behind Mutual Funds

Mutual funds provide small investors some of the advantages enjoyed by wealthy investors. A relatively small investment can buy part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA Family of Funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to very wealthy people.

II. Using Funds in an Investment Program

In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA Family of Funds.

For example, assume you wish to diversify internationally. You could divide your investments between the Gold and International Funds and holdings in domestic funds. This would give you exposure to the opportunities of investments in many foreign countries and to currency changes. This is just one way you could combine funds to fit your own risk and reward goals.

III. USAA's Family of Funds

We offer you another alternative with our asset strategy funds listed in APPENDIX B under asset allocation on page 22. These unique mutual funds provide a professionally managed, diversified investment portfolio within a mutual fund. Designed for the individual who prefers to delegate the asset allocation process to an investment manager, their structure achieves diversification across a number of investment categories.

Whether you prefer to create your own mix of mutual funds or use a USAA Asset Strategy Fund, the USAA Family of Funds provides a broad range of choices covering just about any investor's investment objectives. Our member service representatives stand ready to assist you with your choices and to help you craft a portfolio to meet your needs. Refer to APPENDIX B on page 22 for a complete list of the USAA Family of No-Load Mutual Funds.

HOW TO INVEST

Purchase of Shares

OPENING AN ACCOUNT

You may open an account and make an investment as described below by mail, in person, bank wire, phone, or on the Internet. A complete, signed application is required to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund unless the registration is different.

TAX ID NUMBER

Each shareholder named on the account must provide a social security number or tax identification number to avoid possible tax withholding requirements set forth by the IRS.

EFFECTIVE DATE

When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4:00 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day the NYSE is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

If you plan to purchase Fund shares with a foreign check, we suggest you convert your foreign check to U.S. dollars prior to investment in the Fund. This will avoid a potential four- to six-week delay in the effective date of your purchase. Furthermore, a bank charge may be assessed in the clearing process, which will be deducted from the amount of the purchase.

MINIMUM INVESTMENTS

INITIAL PURCHASE
[MONEY GRAPHIC]

* $3,000 [$500 Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) accounts and $250 for IRAs] or no initial investment if you elect to have monthly electronic investments of at least $50 per transaction, per account. We may periodically offer programs that reduce the minimum amounts for monthly electronic investments. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment.

ADDITIONAL PURCHASES

*   $50 per transaction, per account.

HOW TO PURCHASE

MAIL
[ENVELOPE GRAPHIC]

*   To open an account, send your application and check to:
       USAA Investment Management Company
       9800 Fredericksburg Road
       San Antonio, TX 78288 (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

*   To add to  your  account,  send  your  check  and the  deposit  stub in the
    business  reply   envelope  that   accompanies   your  Fund's   transaction
    confirmation to the Transfer Agent:
       USAA Shareholder Account Services
       9800 Fredericksburg Road
       San Antonio, TX 78288

IN PERSON
[HANDSHAKE GRAPHIC]

* To open an account, bring your application and check to our San Antonio investment sales and service office at:
       USAA Federal Savings Bank
       10750 Robert F. McDermott Freeway
       San Antonio, TX 78288

BANK WIRE
[WIRE GRAPHIC]

* To open or add to your account, instruct your bank (which may charge a fee for the service) to wire the specified amount to the Fund as follows:
       State Street Bank and Trust Company
       Boston, MA 02101
       ABA#011000028
       Attn: USAA Gold Fund
       USAA Account Number: 69384998
       Shareholder(s) Name(s)___________________________________
       Shareholder(s) Mutual Fund Account Number _______________

ELECTRONIC FUNDS TRANSFER (EFT)

[CALENDAR GRAPHIC]

* Additional purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)
[TELEPHONE GRAPHIC]

* If you have an existing USAA mutual fund account and would like to open a new account or exchange to another USAA Fund, call for instructions. To open an account by phone, the new account must have the same registration as your existing account.

USAA TOUCHLINE(R)1-800-531-8777 (IN SAN ANTONIO, 498-8777
[TOUCHLINE GRAPHIC]

* In addition to obtaining account balance information, last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another USAA Fund, or make redemptions. This service is available with an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file.

INTERNET ACCESS - USAA.COM

[COMPUTER GRAPHIC]

* You can use your personal computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, you will need to call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access to your account, you will be able to open a new mutual fund account within an existing registration, exchange to another USAA Fund, make redemptions, review account activity, check balances, and more. To place orders by Internet, an ESA and EFT Buy/Sell authorization must be on file.

Redemption of Shares

You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4:00 p.m. Eastern
Time), your redemption will be effective on the next business day.

We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; and as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares and the price received upon redemption.

In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

HOW TO REDEEM

MAIL, IN PERSON, FAX, TELEGRAM, TELEPHONE, TOUCHLINE(R),  OR INTERNET
[FAX MACHINE GRAPHIC]
* Send your written instructions to:
       USAA Shareholder Account Services
       9800 Fredericksburg Road
       San Antonio, TX 78288 (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)
* Visit a member service representative at our San Antonio investment sales and service office at USAA Federal Savings Bank.
* Send a signed fax to 1-800-292-8177, or send a telegram to USAA Shareholder Account Services.
* Call toll free 1-800-531-8448 (in San Antonio, 456-7202) to speak with a member service representative.
* Call toll free 1-800-531-8777 (in San Antonio, 498-8777) to access our 24-hour USAA TouchLine(R) service.
* Access our Internet web site at usaa.com.

Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained:
(1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) social security/tax identification number or date of birth of the registered account owner(s) for the account registration. Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.


IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

INVESTOR'S GUIDE to USAA Mutual Fund Services
[INVESTOR'S GUIDE GRAPHIC]

Upon your initial investment with us, you will receive the INVESTOR'S GUIDE to help you get the most out of your USAA mutual fund account and to assist you in your role as an investor. In the INVESTOR'S GUIDE, you will find additional information on purchases, redemptions, and methods of payment. You will also find in-depth information on automatic investment plans, shareholder statements and reports, and other useful information.

Account Balance

USAA Shareholder Account Services (SAS), the Fund's transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. The fee will reduce total transfer agency fees paid by the Fund to SAS. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

Fund Rights

The Fund reserves the right to:

*   reject purchase or exchange orders when in the best interest of the Fund;

* limit or discontinue the offering of shares of the Fund without notice to the shareholders;

* require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the Statement of Additional Information contains information on acceptable guarantors);

*   redeem an account with less than $900, with certain limitations.

EXCHANGES

Exchange Privilege

The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA Family of Funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Exchanges made through USAA TouchLine(R) and the Internet require an ESA and EFT Buy/Sell authorization on file. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; and as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares and the price received upon exchange.

The Fund has undertaken certain procedures regarding telephone transactions as described on page 13.

Exchange Limitations, Excessive Trading

To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. The limit on exchanges out of any Fund in the USAA Family of Funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA Family of Funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.

SHAREHOLDER INFORMATION

Share Price Calculation
[SIDE BAR]
                                 NAV PER SHARE
                                    EQUALS
                                 TOTAL ASSETS
                                     MINUS
                                  LIABILITIES
                                  DIVIDED BY
                                  # OF SHARES
                                  OUTSTANDING

The price at which you purchase and redeem Fund shares is equal to the net asset value (NAV) per share determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of the regular trading session of the NYSE, which is usually 4:00 p.m. Eastern Time.

Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are valued at the last quoted sales price, or the most recently determined closing price calculated according to local market convention, available at the time the Fund is valued. If no sale is reported, the average of the bid and asked prices is generally used.

Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. The calculation of the Fund's NAV may not take place at the same time the prices of certain securities held by the Fund are determined. As such, the NAV of the Fund's shares may change on days when the shareholders will not be able to purchase or redeem shares. In most cases, events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the Fund's NAV. If, however, we determine that a particular event would materially affect the Fund's NAV, then we, under the general supervision of the Fund's Board of Trustees, will use all relevant, available information to determine a fair value for the affected portfolio securities.

Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.

Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Fund's Board of Trustees. Securities that cannot be valued by these methods, and all other assets, are valued in good faith at fair value using methods we have determined under the general supervision of the Fund's Board of Trustees.

For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's Statement of Additional Information.

Dividends and Distributions

The Fund pays net investment income dividends annually. Any net capital gain distribution usually occurs annually within 60 days of the May 31 fiscal year end, which would be somewhere around the end of July. The Fund will make additional payments to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

We will automatically reinvest all income dividends and capital gain distributions in the Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-dividend date. Any income dividends or capital gain distributions paid by the Fund will reduce the NAV per share by the amount of the dividend or distribution on the ex-dividend date. You should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or distribution. Some or all of these dividends and distributions are subject to taxes.

We will invest any dividend or distribution payment returned to us in your account at the then-current NAV per share. Dividend and distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

Taxes

FEDERAL

This tax information is quite general and refers to the federal income tax provisions in effect as of the date of this Prospectus. Note that the Taxpayer Relief Act of 1997 and the technical provisions adopted by the IRS Restructuring and Reform Act of 1998 may affect the status and treatment of certain distributions shareholders receive from the Fund. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

FOREIGN

The Fund may be subject to foreign withholding or other taxes. If more than 50% of the value of the Fund's total assets at the close of any taxable year consists of securities of foreign corporations, the Fund may file an election with the Internal Revenue Service (the Foreign Election) that would permit you to take a credit (or a deduction) for foreign income taxes paid by the Fund. If the Foreign Election is made, you would include in your gross income both dividends received from the Fund and foreign income taxes paid by the Fund. As a shareholder of the Fund, you would be entitled to treat the foreign income taxes withheld as a credit against your U.S. federal income taxes, subject to the limitations set forth in the Internal Revenue Code with respect to the foreign tax credit generally. Alternatively, you could, if it were to your advantage, treat the foreign income taxes withheld as an itemized deduction in computing taxable income rather than as a tax credit. You will not be entitled to a foreign tax credit for taxes paid to certain countries; however, if the Fund otherwise qualifies for the Foreign Election, a deduction for such taxes will be available to shareholders of the Fund. It is anticipated that the Fund will make the Foreign Election.

SHAREHOLDER - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends-received deduction available to corporations.

Regardless of the length of time you have held Fund shares, distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares.

WITHHOLDING - Federal law requires the Fund to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who:

*   fails to furnish the Fund with a correct tax identification number,
*   underreports dividend or interest income, or
*   fails to certify that he or she is not subject to withholding.

To avoid this withholding requirement, you must certify, on your application or on a separate Form W-9 supplied by the Fund's transfer agent, that your tax identification number is correct and you are not currently subject to backup withholding.

REPORTING - The Fund will report information to you annually concerning the tax status of dividends and distributions for federal income tax purposes.

Future Shareholder Mailings

Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent  the  rate  that an  investor  would  have  earned  (or  lost)  on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

                                           Year Ended May 31,
                         ------------------------------------------------------
                                2000       1999     1998       1997      1996
                         ------------------------------------------------------
Net asset value at
  beginning of period   $   5.33    $   5.87   $   8.09  $   11.12   $    9.00
Net investment loss         (.02)a      (.01)a     (.03)a     (.01)a      (.02)
Net realized and
  unrealized gain (loss)    (.44)       (.53)     (2.19)     (3.02)       2.15
Distributions from net
  investment income           -           -          -          -         (.01)
                        -------------------------------------------------------
Net asset value at
  end of period         $   4.87    $   5.33   $   5.87  $    8.09   $   11.12
                        =======================================================
Total return (%)*          (8.63)      (9.20)    (27.44)    (27.25)      23.66
Net assets at end of
  period (000)          $ 71,484    $ 82,491   $ 93,226  $ 121,169   $ 167,067
Ratio of expenses to
  average net assets (%)    1.58        1.52       1.46       1.31        1.33
Ratio of net investment
  loss to average
  net assets (%)           (.41)       (.13)      (.42)      (.11)       (.14)
Portfolio turnover (%)     27.60       33.48      19.62      26.40       16.48

----------------
* Assumes reinvestment of all dividend income and capital gain distributions during the period.
a   Calculated using weighted average shares.

                                   APPENDIX A

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH WE MAY INVEST THE FUND'S ASSETS:

FORWARD CURRENCY CONTRACTS

The Fund may hold securities denominated in foreign currencies. As a result, the value of the securities will be affected by changes in the exchange rate between the dollar and foreign currencies. In managing currency exposure, the Fund may enter into forward currency contracts. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future date or over a specified time period at a price set at the time of the contract. We only enter into forward currency contracts when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency and desires to "lock in" the U.S. dollar price of the security until settlement.

REPURCHASE AGREEMENTS

We may invest the Fund's assets in repurchase agreements that are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security.

WHEN-ISSUED SECURITIES

We may invest the Fund's assets in new issues of debt securities offered on a when-issued basis.

* Delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment.

*   The Fund does not earn interest on the securities until settlement, and the
    market  value  of  the  securities  may  fluctuate   between  purchase  and
    settlement.

*   Such securities can be sold before settlement date.

ILLIQUID SECURITIES

We may invest up to 15% of the Fund's net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

CONVERTIBLE SECURITIES

We may invest the Fund's assets in convertible securities, which are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the ability to convert the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities also depends on the price of the underlying common stock.

AMERICAN DEPOSITARY RECEIPTS (ADRS)

We may invest the Fund's assets in ADRs, which are foreign shares held by a U.S. bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

GLOBAL DEPOSITARY RECEIPTS (GDRS)

We may invest the Fund's assets in GDRs, which are foreign shares held by a U.S. or foreign bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

                                   APPENDIX B

USAA Family of No-Load Mutual Funds

The USAA Family of No-Load Mutual Funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide you with the opportunity to formulate your own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund, subject to the limitations described earlier. For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, call us for a Prospectus. Read it carefully before you invest. Mutual fund operating expenses apply and continue throughout the life of the Fund.

    FUND TYPE/NAME              RISK
  ==============================================
  CAPITAL APPRECIATION
  ----------------------------------------------
  Aggressive Growth            Very high
  Emerging Markets             Very high
  First Start Growth           Moderate to high
  Gold                         Very high
  Growth                       Moderate to high
  Growth & Income              Moderate
  International                Moderate to high
  S&P 500 Index                Moderate
  Science & Technology         Very high
  Small Cap Stock              Very high
  World Growth                 Moderate to high
  ----------------------------------------------
  ASSET ALLOCATION
  ----------------------------------------------
  Balanced Strategy            Moderate
  Cornerstone Strategy         Moderate
  Growth and Tax Strategy      Moderate
  Growth Strategy              Moderate to high
  Income Strategy              Low to moderate
  ----------------------------------------------
  INCOME -- TAXABLE
  ----------------------------------------------
  GNMA                         Low to moderate
  High-Yield Opportunities     High
  Income                       Moderate
  Income Stock                 Moderate
  Intermediate-Term Bond       Low to moderate
  Short-Term Bond              Low
  ----------------------------------------------
  INCOME -- TAX EXEMPT
  ----------------------------------------------
  Long-Term                    Moderate
  Intermediate-Term            Low to moderate
  Short-Term                   Low
  State Bond/Income            Moderate
  ----------------------------------------------
  MONEY MARKET
  ----------------------------------------------
  Money Market                 Low
  Tax Exempt Money Market      Low
  Treasury Money Market Trust  Low
  State Money Market           Low
  ==============================================

     FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

     S&P(R) IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC., AND HAS BEEN LICENSED FOR USE. THE PRODUCT IS NOT SPONSORED, SOLD, OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE PRODUCT.

     SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES.

     CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS ARE OFFERED ONLY TO RESIDENTS OF THOSE STATES.

     AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

     THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES.

                                     NOTES

If you would like more information about the Funds, you may call 1-800-531-8181 to request a free copy of the Funds' Statement of Additional Information (SAI), Annual or Semiannual Reports, or to ask other questions about the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this Prospectus. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after paying a duplicating fee, by electronic request at the e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

===============================================================================
                INVESTMENT ADVISER, UNDERWRITER, AND DISTRIBUTOR
                       USAA Investment Management Company
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288
         ------------------------------------------------------------
             TRANSFER AGENT                           CUSTODIAN
    USAA Shareholder Account Services    State Street Bank and Trust Company
        9800 Fredericksburg Road                    P.O. Box 1713
        San Antonio, Texas 78288             Boston, Massachusetts 02105
         ------------------------------------------------------------
                           TELEPHONE ASSISTANCE HOURS
                         Call toll free - Central Time
                     Monday - Friday 6:00 a.m. to 10:00 p.m.
                        Saturday 8:30 a.m. to 5:00 p.m.
                         Sunday 11:30 a.m. to 8:00 p.m.
         ------------------------------------------------------------
                   FOR ADDITIONAL INFORMATION ON MUTUAL FUNDS
                   1-800-531-8181 (in San Antonio, 456-7200)
                For account servicing, exchanges, or redemptions
                   1-800-531-8448 (in San Antonio, 456-7202)
         ------------------------------------------------------------
                       RECORDED MUTUAL FUND PRICE QUOTES
                        24-Hour Service (from any phone)
                   1-800-531-8066 (in San Antonio, 498-8066)
         ------------------------------------------------------------
                         MUTUAL FUND USAA TOUCHLINE(R)
                         (from touch-tone phones only)
              For account balance, last transaction, fund prices,
                       or to exchange/redeem fund shares
                   1-800-531-8777 (in San Antonio, 498-8777)
         ------------------------------------------------------------
                                INTERNET ACCESS
                                   usaa.com
===============================================================================

                    Investment Company Act File no. 811-4019

                                     Part A

                               Prospectus for the
                               International Fund
                               is included herein

                            USAA INTERNATIONAL FUND

                                   PROSPECTUS
                                OCTOBER 1, 2000

As with other mutual funds, the Securities and Exchange Commission has not approved or disapproved of this Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                               TABLE OF CONTENTS

 What is the Fund's Investment Objective and Main Strategy?..............  2
 Main Risks of Investing in This Fund....................................  2
 Is This Fund for You?...................................................  3
 Could the Value of Your Investment in This Fund Fluctuate?..............  3
 Fees and Expenses.......................................................  5
 Fund Investments........................................................  6
 Fund Management.........................................................  8
 Using Mutual Funds in an Investment Program.............................  9
 How to Invest........................................................... 10
 Important Information About Purchases and Redemptions................... 14
 Exchanges............................................................... 15
 Shareholder Information................................................. 16
 Financial Highlights.................................................... 19
 Appendix A ............................................................. 20
 Appendix B ............................................................. 22

USAA Investment Management Company manages this Fund. For easier reading, USAA Investment Management Company will be referred to as "we" or "us" throughout the Prospectus.

WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY?

The Fund has an objective of capital appreciation with current income as a secondary objective. We will attempt to achieve these objectives by investing the great majority of the Fund's assets in equity securities of foreign companies.

Because any investment involves risk, there is no assurance that the Fund's objectives will be achieved. See FUND INVESTMENTS on page 6 for more information.

MAIN RISKS OF INVESTING IN THIS FUND

The primary risks of investing in this Fund are market risk and the risk of foreign investing.

* MARKET RISK involves the possibility that the value of the Fund's investments in equity securities will decline in a down stock market, regardless of the success or failure of that company's operations.

* FOREIGN INVESTING RISK involves the possibility that the value of the Fund's investments in foreign stock will decrease because of currency exchange rate fluctuations, increased price volatility, uncertain political conditions, and other factors.

As with other mutual funds, losing money is also a risk of investing in this Fund.

As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Look for this symbol [CAUTION LIGHT] throughout the Prospectus. We use it to mark more detailed information about the risks you will face as a Fund shareholder.

IS THIS FUND FOR YOU?

This Fund might be appropriate as part of your investment portfolio if . . .

    * You are looking for long-term growth.
    * You are willing to accept moderate to high risk.
    * You are seeking an appropriate investment for an IRA, through a 401(k) plan or 403(b) plan, or other tax-sheltered account.
    * You are looking for an investment in foreign securities to balance your domestic securities portfolio.

This Fund MAY NOT be appropriate as part of your investment portfolio if . . .

    * You are unwilling to take greater risk for long-term goals.
    * You need an investment that provides tax-free income.

This Fund by itself does not constitute a balanced investment program. Diversifying your investments may improve your long-run investment return and lower the volatility of your overall investment portfolio.

COULD THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?

Yes, it could. In fact, the value of your investment in this Fund will fluctuate with the changing market values of the investments in the Fund. Because the risks in international markets as a whole tend to be higher than in the United States, the Fund is expected to be more volatile than the average domestic equity mutual fund.

The bar chart shown on the next page illustrates the Fund's volatility and performance from year to year for each full calendar year over the past ten years.

Total Return

All mutual funds must use the same formula to calculate total return.

[SIDE BAR]
     TOTAL  RETURN   MEASURES  THE  PRICE  CHANGE  IN  A  SHARE   ASSUMING  THE
     REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

[BAR CHART]
                        CALENDAR YEAR   TOTAL RETURN
                            1990           -9.30%
                            1991           13.40%
                            1992            -.15%
                            1993           39.81%
                            1994            2.69%
                            1995            8.29%
                            1996           19.15%
                            1997            9.04%
                            1998            3.95%
                            1999           28.65%

                   THE FUND'S TOTAL RETURN FOR THE SIX-MONTH
                     PERIOD ENDED JUNE 30, 2000 WAS -.30%.

During the periods shown in the above bar chart, the highest total return for a quarter was 16.82% (quarter ending December 31, 1998) and the lowest total return for a quarter was -20.23% (quarter ending September 30, 1998).

The table below shows how the Fund's average annual total returns for the one-, five-, and ten-year periods, as well as the life of the Fund, compared to those of a broad-based securities market index. Remember, historical performance does not necessarily indicate what will happen in the future.

  ======================================================================
  Average Annual
  Total Returns
  (for periods ending          Past    Past      Past      Life of
  December 31, 1999)          1 Year  5 Years   10 Years    Fund
  ----------------------------------------------------------------------
  International Fund          28.65%   13.47%    10.74%    11.34%
  ----------------------------------------------------------------------
  Morgan Stanley Capital
  Index (MSCI) EAFE*          26.96%   12.83%     7.01%     8.35%
  ======================================================================

  * MORGAN STANLEY CAPITAL INDEX (MSCI) EAFE IS AN UNMANAGED INDEX THAT REFLECTS THE MOVEMENTS OF STOCK MARKETS IN EUROPE, AUSTRALIA, AND THE FAR EAST BY REPRESENTING A BROAD SELECTION OF DOMESTICALLY LISTED COMPANIES WITHIN EACH MARKET.

Please consider performance information in light of the Fund's investment objectives and policies and market conditions during the reported time periods. The value of your shares may go up or down. For the most current price and return information for this Fund, you may call USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices and returns. Then, presS 52# when asked for the Fund Code. You may also access this information through our usaa.com Internet web site once your account has been established.

[SIDE BAR]
                              [TOUCHLINE GRAPHIC]
                                 TOUCHLINE(R)
                                1-800-531-8777
                                     PRESS
                                       1
                                     THEN
                                       1
                                     5 2 #

Additionally, you may find the most current price of your shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the symbol "Intl." If you prefer to obtain this information from an on-line computer service, you can do so by using the ticker symbol "USIFX."

[SIDE BAR]
                                   NEWSPAPER
                                     SYMBOL
                                      Intl

                                     TICKER
                                     SYMBOL
                                     USIFX

FEES AND EXPENSES

This summary shows what it will cost you, directly and indirectly, to invest in this Fund.

Shareholder Transaction Expenses -- (Direct Costs)

There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for receiving wires.)

Annual Fund Operating Expenses -- (Indirect Costs)

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian and transfer agent fees. The figures below show actual expenses during the past fiscal year ended May 31, 2000, and are calculated as a percentage of average net assets.

     =======================================================
            Management Fees                       .75%
            Distribution (12b-1) Fees             None
            Other Expenses                        .36%
                                                  ----
            Total Annual Fund Operating Expenses 1.11%
                                                 =====
     =======================================================

[SIDE  BAR]
     12b-1 FEES - SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.

Example of Effect of the Fund's Operating Expenses

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

             ============================================
                    1 year..............$   113
                    3 years.............    353
                    5 years.............    612
                   10 years.............  1,352
             ============================================

FUND INVESTMENTS

Principal Investment Strategies and Risks

  Q    What is the Fund's principal investment strategy?

  A The Fund's principal strategy is the investment of at least 80% of its assets in equity securities of foreign companies. We use the term "equity securities" to include common stocks, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks.

[CAUTION LIGHT]
MARKET RISK. Because this Fund invests in equity securities, it is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets. Equity securities tend to go up and down more than bonds.

  Q    What is considered to be a "foreign company?"

  A A company will be designated as a foreign company by considering several factors, including the country in which the company was legally organized, the location of the company's assets, the location of the company's headquarters, where the company's revenues are derived, and the principal trading market for the company's stock.

[CAUTION LIGHT]
FOREIGN INVESTING RISK. Investing in foreign securities poses unique risks: currency exchange rate fluctuations; foreign market illiquidity; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. Three forms of foreign investing risk are emerging markets risk, political risk, and euro conversion risk.

* EMERGING MARKETS RISK. Investments in countries that are in the early stages of their industrial development involve exposure to economic structures that are generally less diverse and mature than in the United States and to political systems which may be less stable.

* POLITICAL RISK. Political risk includes a greater potential for coups d'etat, revolts, and expropriation by governmental organizations.

* EURO CONVERSION RISK. On January 1, 1999, countries participating in the European Monetary Union began converting their currencies into a new currency unit called the Euro. The conversion to the Euro, which will continue in stages through 2002, is expected to reshape the financial markets, banking systems, and monetary policies in Europe and other parts of the world and could adversely affect the Fund's investments in these markets. In addition, a failure of the clearing and settlement systems in these markets to handle the Euro conversion could adversely affect the Fund.

  Q    Will the Fund's assets be invested in any other securities?

  A We may invest the remainder of the Fund's assets in equity securities of companies that have at least one foreign characteristic, as determined by fund management, utilizing the same factors stated in the definition of a foreign company and in investment-grade, short-term debt instruments having the following characteristics:

       * remaining maturities of less than one year that have been issued or guaranteed as to both principal and interest by the U.S. government or its agencies or instrumentalities, or
       *   repurchase agreements collateralized by such securities.

       As a temporary defensive measure because of market, economic, political, or other conditions, we may invest up to 100% of the Fund's assets in investment-grade, short-term debt instruments. This may result in the Fund not achieving its investment objective during the time it is in this temporary defensive posture.

  Q Are there any restrictions as to the types of businesses or operations of companies in which the Fund's assets may be invested?

  A No, there are no restrictions except that we may not invest more than 25% of the Fund's total assets in one industry. The Fund's investments will be diversified in at least four or more countries.

       We believe the Fund combines the advantages of investing in diversified international markets with the convenience and liquidity of a mutual fund based in the United States.

  Q    How are the decisions to buy and sell securities made?

  A We review countries and regions for economic and political stability as well as future prospects. Then we research individual companies looking for favorable valuations, growth prospects, quality of management, and industry outlook. Securities are sold if we believe they are overvalued or if the economic or political outlook significantly deteriorates.

For additional information about other securities in which we may invest the Fund's assets, see APPENDIX A on page 20.

FUND MANAGEMENT

USAA Investment Management Company serves as the manager and distributor of this Fund. We are an affiliate of United Services Automobile Association
(USAA), a large, diversified financial services institution. As of the date of this Prospectus, we had approximately $43 billion in total assets under management. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

We provide management services to the Fund pursuant to an Advisory Agreement. We are responsible for managing the Fund's portfolio (including placement of brokerage orders) and its business affairs, subject to the authority of and supervision by the Fund's Board of Trustees. For our services, the Fund pays us an annual fee. This fee was computed and paid at three-fourths of one percent (.75%) of average net assets for the fiscal year ended May 31, 2000. We also provide services related to selling the Fund's shares and receive no compensation for those services.

Portfolio Managers

[PHOTOGRAPH]
     FROM LEFT TO RIGHT: ALBERT C. SEBASTIAN AND KEVIN P. MOORE

Albert C. Sebastian, Vice President of International Mutual Funds, has co-managed the Fund since October 1996. He has 16 years investment management experience and has worked for us for nine years. Mr. Sebastian earned the Chartered Financial Analyst designation in 1989 and is a member of the Association for Investment Management and Research, the San Antonio Financial Analysts Society, Inc., and the International of Society Financial Analysts. He holds an MBA from the University of Michigan and a BA from Holy Cross College, Massachusetts.

Kevin P. Moore, Assistant Vice President of Equity Investments, has co-managed the Fund since October 1999. He has 13 years investment management experience and has worked for us for six years. Mr. Moore is a member of the Association for Investment Management and Research and the San Antonio Financial Analyst Society, Inc. He holds a BBA from George Washington University.

USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

I. The Idea Behind Mutual Funds

Mutual funds provide small investors some of the advantages enjoyed by wealthy investors. A relatively small investment can buy part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA Family of Funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have.

As a result, you own an investment that in earlier times would have been available only to very wealthy people.

II. Using Funds in an Investment Program

In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA Family of Funds.

For example, assume you wish to diversify internationally. You could divide your investments among the Emerging Markets, Gold, International, or World Growth Funds and holdings in domestic funds. This would give you exposure to the opportunities of investments in many foreign countries and to currency changes. This is just one way you could combine funds to fit your own risk and reward goals.

III. USAA's Family of Funds

We offer you another alternative with our asset strategy funds listed in APPENDIX B under asset allocation on page 22. These unique mutual funds provide a professionally managed, diversified investment portfolio within a mutual fund. Designed for the individual who prefers to delegate the asset allocation process to an investment manager, their structure achieves diversification across a number of investment categories.

Whether you prefer to create your own mix of mutual funds or use a USAA Asset Strategy Fund, the USAA Family of Funds provides a broad range of choices covering just about any investor's investment objectives. Our member service representatives stand ready to assist you with your choices and to help you craft a portfolio to meet your needs. Refer to APPENDIX B on page 22 for a complete list of the USAA Family of No-Load Mutual Funds.

HOW TO INVEST

Purchase of Shares

OPENING AN ACCOUNT

You may open an account and make an investment as described below by mail, in person, bank wire, phone, or on the Internet. A complete, signed application is required to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund unless the registration is different.

TAX ID NUMBER

Each shareholder named on the account must provide a social security number or tax identification number to avoid possible tax withholding requirements set forth by the IRS.

EFFECTIVE DATE

When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4:00 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day the NYSE is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

If you plan to purchase Fund shares with a foreign check, we suggest you convert your foreign check to U.S. dollars prior to investment in the Fund. This will avoid a potential four- to six-week delay in the effective date of your purchase. Furthermore, a bank charge may be assessed in the clearing process, which will be deducted from the amount of the purchase.

MINIMUM INVESTMENTS

INITIAL PURCHASE
[MONEY GRAPHIC]

* $3,000 [$500 Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) accounts and $250 for IRAs] or no initial investment if you elect to have monthly electronic investments of at least $50 per transaction, per account. We may periodically offer programs that reduce the minimum amounts for monthly electronic investments. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment.

ADDITIONAL PURCHASES

*   $50 per transaction, per account.

HOW TO PURCHASE

MAIL
[ENVELOPE GRAPHIC]

*   To open an account, send your application and check to:
       USAA Investment Management Company
       9800 Fredericksburg Road
       San Antonio, TX 78288 (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

*   To add to  your  account,  send  your  check  and the  deposit  stub in the
    business  reply   envelope  that   accompanies   your  Fund's   transaction
    confirmation to the Transfer Agent:
       USAA Shareholder Account Services
       9800 Fredericksburg Road
       San Antonio, TX 78288

IN PERSON
[HANDSHAKE GRAPHIC]

* To open an account, bring your application and check to our San Antonio investment sales and service office at:
       USAA Federal Savings Bank
       10750 Robert F. McDermott Freeway
       San Antonio, TX 78288

BANK WIRE
[WIRE GRAPHIC]

* To open or add to your account, instruct your bank (which may charge a fee for the service) to wire the specified amount to the Fund as follows:
       State Street Bank and Trust Company
       Boston, MA 02101
       ABA#011000028
       Attn: USAA International Fund
       USAA Account Number: 69384998
       Shareholder(s) Name(s)_______________________________________
       Shareholder(s) Mutual Fund Account Number ___________________

ELECTRONIC FUNDS TRANSFER (EFT)

[CALENDAR GRAPHIC]

* Additional purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)
[TELEPHONE GRAPHIC]

* If you have an existing USAA mutual fund account and would like to open a new account or exchange to another USAA Fund, call for instructions. To open an account by phone, the new account must have the same registration as your existing account.

USAA TOUCHLINE(R)1-800-531-8777 (IN SAN ANTONIO, 498-8777)
[TOUCHLINE GRAPHIC]

* In addition to obtaining account balance information, last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another USAA Fund, or make redemptions. This service is available with an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file.

INTERNET ACCESS - USAA.COM

[COMPUTER GRAPHIC]

* You can use your personal computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, you will need to call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access to your account, you will be able to open a new mutual fund account within an existing registration, exchange to another USAA Fund, make redemptions, review account activity, check balances, and more. To place orders by Internet, an ESA and EFT Buy/Sell authorization must be on file.

Redemption of Shares

You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4:00 p.m. Eastern
Time), your redemption will be effective on the next business day.

We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; and as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares and the price received upon redemption.

In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

HOW TO REDEEM

MAIL, IN PERSON, FAX, TELEGRAM, TELEPHONE, TOUCHLINE(R), OR INTERNET
[FAX MACHINE GRAPHIC]
* Send your written instructions to:
       USAA Shareholder Account Services
       9800 Fredericksburg Road
       San Antonio, TX 78288 (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)
* Visit a member service representative at our San Antonio investment sales and service office at USAA Federal Savings Bank.
* Send a signed fax to 1-800-292-8177, or send a telegram to USAA Shareholder Account Services.
* Call toll free 1-800-531-8448 (in San Antonio, 456-7202) to speak with a member service representative.

* Call toll free 1-800-531-8777 (in San Antonio, 498-8777) to access our 24-hour USAA TouchLine(R) service.
* Access our Internet web site at usaa.com.

Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained:
(1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) social security/tax identification number or date of birth of the registered account owner(s) for the account registration.
Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

INVESTOR'S GUIDE to USAA Mutual Fund Services
[INVESTOR'S GUIDE GRAPHIC]

Upon your initial investment with us, you will receive the INVESTOR'S GUIDE to help you get the most out of your USAA mutual fund account and to assist you in your role as an investor. In the INVESTOR'S GUIDE, you will find additional information on purchases, redemptions, and methods of payment. You will also find in-depth information on automatic investment plans, shareholder statements and reports, and other useful information.

Account Balance

USAA Shareholder Account Services (SAS), the Fund's transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. The fee will reduce total transfer agency fees paid by the Fund to SAS. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

Fund Rights

The Fund reserves the right to:

*   reject purchase or exchange orders when in the best interest of the Fund;

* limit or discontinue the offering of shares of the Fund without notice to the shareholders;

* require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the Statement of Additional Information contains information on acceptable guarantors);

*   redeem an account with less than $900, with certain limitations.

EXCHANGES

Exchange Privilege

The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA Family of Funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Exchanges made through USAA TouchLine(R) and the Internet require an ESA and EFT Buy/Sell authorization on file. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; and as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares and the price received upon exchange.

The Fund has undertaken certain procedures regarding telephone transactions as described on page 14.

Exchange Limitations, Excessive Trading

To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. The limit on exchanges out of any Fund in the USAA Family of Funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA Family of Funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.

SHAREHOLDER INFORMATION

Share Price Calculation
[SIDE BAR]
                                 NAV PER SHARE
                                    EQUALS
                                 TOTAL ASSETS
                                     MINUS
                                  LIABILITIES
                                  DIVIDED BY
                                  # OF SHARES
                                  OUTSTANDING

The price at which you purchase and redeem Fund shares is equal to the net asset value (NAV) per share determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of the regular trading session of the NYSE, which is usually 4:00 p.m. Eastern Time.

Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are valued at the last quoted sales price, or the most recently determined closing price calculated according to local market convention, available at the time the Fund is valued. If no sale is reported, the average of the bid and asked prices is generally used.

Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. The calculation of the Fund's NAV may not take place at the same time the prices of certain securities held by the Fund are determined. As such, the NAV of the Fund's shares may change on days when the shareholders will not be able to purchase or redeem shares. In most cases, events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the Fund's NAV. If, however, we determine that a particular event would materially affect the Fund's NAV, then we, under the general supervision of the Fund's Board of Trustees, will use all relevant, available information to determine a fair value for the affected portfolio securities.

Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.

Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Fund's Board of Trustees. Securities that cannot be valued by these methods, and all other assets, are valued in good faith at fair value using methods we have determined under the general supervision of the Fund's Board of Trustees.

For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's Statement of Additional Information.

Dividends and Distributions

The Fund pays net investment income dividends annually. Any net capital gain distribution usually occurs annually within 60 days of the May 31 fiscal year end, which would be somewhere around the end of July. The Fund will make additional payments to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

We will automatically reinvest all income dividends and capital gain distributions in the Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-dividend date. Any income dividends or capital gain distributions paid by the Fund will reduce the NAV per share by the amount of the dividend or distribution on the ex-dividend date. You should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or distribution. Some or all of these dividends and distributions are subject to taxes.

We will invest any dividend or distribution payment returned to us in your account at the then-current NAV per share. Dividend and distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

Taxes

FEDERAL

This tax information is quite general and refers to the federal income tax provisions in effect as of the date of this Prospectus. Note that the Taxpayer Relief Act of 1997 and the technical provisions adopted by the IRS Restructuring and Reform Act of 1998 may affect the status and treatment of certain distributions shareholders receive from the Fund. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

FOREIGN

The Fund may be subject to foreign withholding or other taxes. If more than 50% of the value of the Fund's total assets at the close of any taxable year consists of securities of foreign corporations, the Fund may file an election with the Internal Revenue Service (the Foreign Election) that would permit you to take a credit (or a deduction) for foreign income taxes paid by the Fund. If the Foreign Election is made, you would include in your gross income both dividends received from the Fund and foreign income taxes paid by the Fund. As a shareholder of the Fund, you would be entitled to treat the foreign income taxes withheld as a credit against your U.S. federal income taxes, subject to the limitations set forth in the Internal Revenue Code with respect to the foreign tax credit generally. Alternatively, you could, if it were to your advantage, treat the foreign income taxes withheld as an itemized deduction in computing taxable income rather than as a tax credit. You will not be entitled to a foreign tax credit for taxes paid to certain countries; however, if the Fund otherwise qualifies for the Foreign Election, a deduction for such taxes will be available to shareholders of the Fund. It is anticipated that the Fund will make the Foreign Election.

SHAREHOLDER - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends-received deduction available to corporations.

Regardless of the length of time you have held Fund shares, distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares.

WITHHOLDING - Federal law requires the Fund to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who:

* fails to  furnish  the Fund  with a  correct  tax  identification  number,
* underreports  dividend or interest income, or
* fails to certify that he or she is not subject to withholding.

To avoid this withholding requirement, you must certify, on your application or on a separate Form W-9 supplied by the Fund's transfer agent, that your tax identification number is correct and you are not currently subject to backup withholding.

REPORTING - The Fund will report information to you annually concerning the tax status of dividends and distributions for federal income tax purposes.

Future Shareholder Mailings

Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent  the  rate  that an  investor  would  have  earned  (or  lost)  on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

                                         Year Ended May 31,
                        -------------------------------------------------------
                          2000      1999       1998        1997       1996
                        -------------------------------------------------------
Net asset value at
  beginning of period   $  19.79   $  21.94   $  21.03   $  18.71   $  15.78
Net investment income        .11        .21        .19        .15        .17
Net realized and
  unrealized gain (loss)    3.70      (1.62)      2.41       2.87       2.92
Distributions from net
  investment income         (.18)      (.19)      (.12)      (.20)      (.07)
Distributions of realized
  capital gains            (1.14)      (.55)     (1.57)      (.50)      (.09)
                        -------------------------------------------------------
Net asset value at
  end of period         $  22.28   $  19.79   $  21.94   $  21.03   $  18.71
                        =======================================================
Total return (%)*          19.26      (6.63)     13.29      16.72      19.71
Net assets at end of
  period (000)          $533,305   $499,882   $628,655   $616,576   $417,995
Ratio of expenses to
  average net assets (%)    1.11       1.12       1.05       1.09       1.19
Ratio of net investment
  income to average net
  assets (%)                 .73        .98        .87        .79       1.04
Portfolio turnover (%)     39.75      37.69      42.97      46.03      70.01

-----------
* Assumes reinvestment of all dividend income and capital gain distributions during the period.

                                   APPENDIX A

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH WE MAY INVEST THE FUND'S ASSETS:

FORWARD CURRENCY CONTRACTS

The Fund may hold securities denominated in foreign currencies. As a result, the value of the securities will be affected by changes in the exchange rate between the dollar and foreign currencies. In managing currency exposure, the Fund may enter into forward currency contracts. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future date or over a specified time period at a price set at the time of the contract. We only enter into forward currency contracts when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency and desires to "lock in" the U.S. dollar price of the security until settlement.

REPURCHASE AGREEMENTS

We may invest the Fund's assets in repurchase agreements that are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security.

WHEN-ISSUED SECURITIES

We may invest the Fund's assets in new issues of debt securities offered on a when-issued basis.

* Delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment.

*   The Fund does not earn interest on the securities until settlement, and the
    market  value  of  the  securities  may  fluctuate   between  purchase  and
    settlement.

*   Such securities can be sold before settlement date.

ILLIQUID SECURITIES

We may invest up to 15% of the Fund's net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

CONVERTIBLE SECURITIES

We may invest the Fund's assets in convertible securities, which are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the ability to convert the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities also depends on the price of the underlying common stock.

AMERICAN DEPOSITARY RECEIPTS (ADRS)

We may invest the Fund's assets in ADRs, which are foreign shares held by a U.S. bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

GLOBAL DEPOSITARY RECEIPTS (GDRS)

We may invest the Fund's assets in GDRs, which are foreign shares held by a U.S. or foreign bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

                                  APPENDIX B

USAA Family of No-Load Mutual Funds

The USAA Family of No-Load Mutual Funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide you with the opportunity to formulate your own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund, subject to the limitations described earlier. For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, call us for a Prospectus. Read it carefully before you invest. Mutual fund operating expenses apply and continue throughout the life of the Fund.

    FUND TYPE/NAME              RISK
  ==============================================
  CAPITAL APPRECIATION
  ----------------------------------------------
  Aggressive Growth            Very high
  Emerging Markets             Very high
  First Start Growth           Moderate to high
  Gold                         Very high
  Growth                       Moderate to high
  Growth & Income              Moderate
  International                Moderate to high
  S&P 500 Index                Moderate
  Science & Technology         Very high
  Small Cap Stock              Very high
  World Growth                 Moderate to high
  ----------------------------------------------
  ASSET ALLOCATION
  ----------------------------------------------
  Balanced Strategy            Moderate
  Cornerstone Strategy         Moderate
  Growth and Tax Strategy      Moderate
  Growth Strategy              Moderate to high
  Income Strategy              Low to moderate
  ----------------------------------------------
  INCOME -- TAXABLE
  ----------------------------------------------
  GNMA                         Low to moderate
  High-Yield Opportunities     High
  Income                       Moderate
  Income Stock                 Moderate
  Intermediate-Term Bond       Low to moderate
  Short-Term Bond              Low
  ----------------------------------------------
  INCOME -- TAX EXEMPT
  ----------------------------------------------
  Long-Term                    Moderate
  Intermediate-Term            Low to moderate
  Short-Term                   Low
  State Bond/Income            Moderate
  ----------------------------------------------
  MONEY MARKET
  ----------------------------------------------
  Money Market                 Low
  Tax Exempt Money Market      Low
  Treasury Money Market Trust  Low
  State Money Market           Low
  ==============================================

     FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

     S&P(R) IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC., AND HAS BEEN LICENSED FOR USE. THE PRODUCT IS NOT SPONSORED, SOLD, OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE PRODUCT.

     SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES.

     CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS ARE OFFERED ONLY TO RESIDENTS OF THOSE STATES.

     AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

     THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES.

                                     NOTES

If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's Statement of Additional Information (SAI), Annual or Semiannual Report, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this Prospectus. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

===============================================================================
                INVESTMENT ADVISER, UNDERWRITER, AND DISTRIBUTOR
                       USAA Investment Management Company
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288
         ------------------------------------------------------------
             TRANSFER AGENT                           CUSTODIAN
    USAA Shareholder Account Services    State Street Bank and Trust Company
        9800 Fredericksburg Road                    P.O. Box 1713
        San Antonio, Texas 78288             Boston, Massachusetts 02105
         ------------------------------------------------------------
                           TELEPHONE ASSISTANCE HOURS
                         Call toll free - Central Time
                     Monday - Friday 6:00 a.m. to 10:00 p.m.
                        Saturday 8:30 a.m. to 5:00 p.m.
                         Sunday 11:30 a.m. to 8:00 p.m.
         ------------------------------------------------------------
                   FOR ADDITIONAL INFORMATION ON MUTUAL FUNDS
                   1-800-531-8181 (in San Antonio, 456-7200)
                For account servicing, exchanges, or redemptions
                   1-800-531-8448 (in San Antonio, 456-7202)
         ------------------------------------------------------------
                       RECORDED MUTUAL FUND PRICE QUOTES
                        24-Hour Service (from any phone)
                   1-800-531-8066 (in San Antonio, 498-8066)
         ------------------------------------------------------------
                         MUTUAL FUND USAA TOUCHLINE(R)
                         (from touch-tone phones only)
              For account balance, last transaction, fund prices,
                       or to exchange/redeem fund shares
                   1-800-531-8777 (in San Antonio, 498-8777)
         ------------------------------------------------------------
                                INTERNET ACCESS
                                   usaa.com
===============================================================================

                    Investment Company Act File no. 811-4019

                                     Part A

                               Prospectus for the
                               World Growth Fund
                               is included herein

                             USAA WORLD GROWTH FUND

                                   PROSPECTUS
                                OCTOBER 1, 2000

As with other mutual funds, the Securities and Exchange Commission has not approved or disapproved of this Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                               TABLE OF CONTENTS

  What is the Fund's Investment Objective and Main Strategy?.............  2
  Main Risks of Investing in This Fund...................................  2
  Is This Fund for You?..................................................  3
  Could the Value of Your Investment in This Fund Fluctuate?.............  3
  Fees and Expenses......................................................  5
  Fund Investments.......................................................  6
  Fund Management........................................................  8
  Using Mutual Funds in an Investment Program............................ 10
  How to Invest.......................................................... 11
  Important Information About Purchases and Redemptions.................. 15
  Exchanges.............................................................. 16
  Shareholder Information................................................ 16
  Financial Highlights................................................... 20
  Appendix A............................................................. 21
  Appendix B............................................................. 23

USAA Investment Management Company manages this Fund. For easier reading, USAA Investment Management Company will be referred to as "we" or "us" throughout the Prospectus.

WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY?

The Fund has an objective of capital appreciation. We will attempt to achieve this objective by investing the Fund's assets mostly in a mix of foreign and domestic equity securities.

Because any  investment  involves  risk,  there is no assurance that the Fund's
objective  will  be  achieved.   See  FUND  INVESTMENTS  on  page  6  for  more
information.

MAIN RISKS OF INVESTING IN THIS FUND

The primary risks of investing in this Fund are market risk and the risks of foreign investing.

* MARKET RISK involves the possibility that the value of the Fund's investments in equity securities will decline in a down stock market, regardless of the success or failure of that company's operations.

* FOREIGN INVESTING RISK involves the possibility that the value of the Fund's investments in foreign stock will decrease because of currency exchange rate fluctuations, increased price volatility, uncertain political conditions, and other factors.

As with other mutual funds, losing money is also a risk of investing in this Fund.

As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Look for this symbol [CAUTION LIGHT] throughout the Prospectus. We use it to mark more detailed information about the risks you will face as a Fund shareholder.

IS THIS FUND FOR YOU?

This Fund might be  appropriate as part of your  investment  portfolio if . . .

   * You are looking for long-term growth.
   * You are willing to accept moderate to high risk.
   * You are seeking an appropriate investment for an IRA, through a 401(k) plan or 403(b) plan, or other tax-sheltered account.

This Fund MAY NOT be appropriate as part of your investment portfolio if . . .

   * You are unwilling to take greater risk for long-term goals.
   * You need an investment that provides tax-free income.

This Fund by itself does not constitute a balanced investment program. Diversifying your investments may improve your long-run investment return and lower the volatility of your overall investment portfolio.

COULD THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?

Yes, it could. In fact, the value of your investment in this Fund will fluctuate with the changing market values of the investments in the Fund. Because the Fund invests in foreign markets, this Fund is expected to be more volatile than the average equity mutual fund.

The bar chart shown below illustrates the Fund's volatility and performance from year to year for each full calendar year since the Fund's inception.

Total Return

All mutual funds must use the same formula to calculate total return.

[SIDE BAR]
     TOTAL  RETURN   MEASURES  THE  PRICE  CHANGE  IN  A  SHARE   ASSUMING  THE
     REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

[BAR CHART]
                          CALENDAR YEAR     TOTAL RETURN
                              1993*             24.03%
                              1994              0.64%
                              1995             12.85%
                              1996             19.08%
                              1997             12.87%
                              1998             10.37%
                              1999             30.73%

                  *FUND BEGAN OPERATIONS ON OCTOBER 1, 1992.

                   THE FUND'S TOTAL RETURN FOR THE SIX-MONTH
                     PERIOD ENDED JUNE 30, 2000, WAS 2.53%.

During the periods shown in the previous bar chart, the highest total return for a quarter was 20.60% (quarter ending December 31, 1998) and the lowest total return for a quarter was -18.95% (quarter ending September 30, 1998).

The table below shows how the Fund's average annual total returns for the one- and five-year periods, as well as the life of the Fund, compared to those of a broad-based securities market index. Remember, historical performance does not necessarily indicate what will happen in the future.

  ========================================================================
  Average Annual
  Total Returns                                       Since Fund's
  (for the periods ending       Past      Past        Inception on
  December 31, 1999)            1 Year    5 Years    October 1, 1992
  ------------------------------------------------------------------------
  World Growth Fund             30.73%    16.96%          15.32%
  ------------------------------------------------------------------------
  Morgan Stanley Capital
  Index (MSCI) World*           24.93%    19.76%          17.21%
  ========================================================================

  * MORGAN  STANLEY  CAPITAL  INDEX  (MSCI)  WORLD IS AN  UNMANAGED  INDEX THAT
    REFLECTS THE MOVEMENTS OF WORLD STOCK MARKETS BY REPRESENTING A BROAD SELECTION OF DOMESTICALLY LISTED COMPANIES WITHIN EACH MARKET.

Please consider performance information in light of the Fund's investment objective and policies and market conditions during the reported time periods. The value of your shares may go up or down. For the most current price and return information for this Fund, you may call USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices and returns. Then, presS 54# when asked for the Fund Code. You may also access this information through our usaa.com Internet web site once your account has been established.

[SIDE BAR]
                              [TOUCHLINE GRAPHIC]
                                 TOUCHLINE(R)
                                1-800-531-8777
                                     PRESS
                                       1
                                     THEN
                                       1
                                     5 4 #

Additionally, you may find the most current price of your shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the symbol "WldGr." If you prefer to obtain this information from an on-line computer service, you can do so by using the ticker symbol "USAWX."

[SIDE BAR]
                                   NEWSPAPER
                                     SYMBOL
                                     WldGr

                                     TICKER
                                     SYMBOL
                                     USAWX

FEES AND EXPENSES

This summary shows what it will cost you, directly and indirectly, to invest in this Fund.

Shareholder Transaction Expenses -- (Direct Costs)

There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for receiving wires.)

Annual Fund Operating Expenses -- (Indirect Costs)

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian and transfer agent fees. The figures below show actual expenses during the past fiscal year ended May 31, 2000, and are calculated as a percentage of average net assets.

      ======================================================
          Management Fees                         .75%
          Distribution (12b-1) Fees               None
          Other Expenses                          .37%
                                                 -----
          Total Annual Fund Operating Expenses   1.12%
                                                 =====
      ======================================================

[SIDE  BAR]
     12b-1 FEES - SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.

Example of Effect of the Fund's Operating Expenses

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

                ===================================
                     1  year...........$  114
                     3  years..........   356
                     5  years..........   617
                    10  years.......... 1,363
                ===================================

FUND INVESTMENTS

Principal Investment Strategies and Risks

   Q   What is the Fund's principal investment strategy?

   A The Fund's principal strategy is the investment of its assets primarily in equity securities of both foreign and domestic issuers. We use the term "equity securities" to include common stocks, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks.

[CAUTION LIGHT]
MARKET RISK. Because this Fund invests in equity securities, it is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets. Equity securities tend to go up and down more than bonds.

   Q   Why are foreign and domestic stocks combined in the Fund's portfolio?

   A We believe that international diversification may have a balancing impact with regard to domestic investments during periods of adverse economic and market conditions in the United States. Therefore, the Fund combines the advantages of investing in a diversified international market and domestic market, with the convenience and liquidity of a mutual fund based in the United States.

[CAUTION LIGHT]
FOREIGN INVESTING RISK. Investing in foreign securities poses unique risks: currency exchange rate fluctuations; foreign market illiquidity; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. Three forms of foreign investing risk are emerging markets risk, political risk, and euro conversion risk.

* EMERGING MARKETS RISK. Investments in countries that are in the early stages of their industrial development involve exposure to economic structures that are generally less diverse and mature than in the United States and to political systems which may be less stable.

* POLITICAL RISK. Political risk includes a greater potential for coups d'etat, revolts, and expropriation by governmental organizations.

* EURO CONVERSION RISK. On January 1, 1999, countries participating in the European Monetary Union began converting their currencies into a new currency unit called the Euro. The conversion to the Euro, which will continue in stages through 2002, is expected to reshape the financial markets, banking systems, and monetary policies in Europe and other parts of the world and could adversely affect the Fund's investments in these markets. In addition, a failure of the clearing and settlement systems in these markets to handle the Euro conversion could adversely affect the Fund.

   Q   Will the Fund's assets be invested in any other securities?

   A We may invest the remainder of the Fund's assets in investment-grade, short-term debt instruments having the following characteristics:

       * remaining maturities of less than one year that have been issued or guaranteed as to both principal and interest by the U.S. government or its agencies or instrumentalities, or

       *   repurchase agreements collateralized by such securities.

       As a temporary defensive measure because of market, economic, political, or other conditions, we may invest up to 100% of the Fund's assets in investment-grade, short-term debt instruments. This may result in the Fund not achieving its investment objective during the time it is in this temporary defensive posture.

   Q Are there any restrictions as to the types of businesses or operations of companies in which the Fund's assets may be invested?

   A No, there are no restrictions except that we may not invest more than 25% of the Fund's total assets in one industry. Under normal market conditions, the Fund's investments will be diversified in at least three countries.

   Q   How are the decisions to buy and sell foreign securities made?

   A We review countries and regions for economic and political stability as well as future prospects. Then we research individual companies looking for favorable valuations, growth prospects, quality of management, and industry outlook. Securities are sold if we believe they are overvalued or if the economic or political outlook significantly deteriorates.

   Q   How are the decisions to buy and sell domestic securities made?

   A We generally invest in companies that are, or have the prospect of becoming, dominant in their industry. We expect the sales and earnings of these companies to grow faster than those of their industry peers. We consider a number of factors such as:

       * a company's  strategic position in its industry,
       * sales and earnings growth,
       * cash flow,
       * book value, and
       * dividend yield.

       We will sell a security when we perceive that one or more of these factors has changed.

For additional information about other securities in which we may invest the Fund's assets, see APPENDIX A on page 21.

FUND MANAGEMENT

USAA Investment Management Company serves as the manager and distributor of this Fund. We are an affiliate of United Services Automobile Association
(USAA), a large, diversified financial services institution. As of the date of this Prospectus, we had approximately $43 billion in total assets under management. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

We provide management services to the Fund pursuant to an Advisory Agreement. We are responsible for managing the Fund's portfolio (including placement of brokerage orders) and its business affairs, subject to the authority of and supervision by the Fund's Board of Trustees. For our services, the Fund pays us an annual fee. This fee was computed and paid at three-fourths of one percent (.75%) of average net assets for the fiscal year ended May 31, 2000. We also provide services related to selling the Fund's shares and receive no compensation for those services.

Portfolio Managers

[PHOTOGRAPH]
     FROM L TO R: ALBERT C. SEBASTIAN, KEVIN P. MOORE, AND CURT ROHRMAN

FOREIGN SECURITIES

Albert C. Sebastian, Vice President of International Mutual Funds, has co-managed the Fund since October 1996. He has 16 years investment management experience and has worked for us for nine years. Mr. Sebastian earned the Chartered Financial Analysts designation in 1989 and is a member of the Association for Investment Management and Research, the San Antonio Financial Analysts Society, Inc., and the International Society of Financial Analysts. He holds an MBA from the University of Michigan and a BA from Holy Cross College, Massachusetts.

Kevin P. Moore, Assistant Vice President of Equity Investments, has co-managed the Fund since October 1999. He has 13 years investment management experience and has worked for us for six years. Mr. Moore is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. He holds a BBA from George Washington University.

DOMESTIC SECURITIES

Curt Rohrman, Assistant Vice President of Equity Investments, has managed the Fund's investments in domestic securities since October 1998. He has 13 years investment management experience and has worked for us for six years. He earned the Chartered Financial Analyst designation in 1991 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. He holds an MBA from the University of Texas at Austin and a BBA from Texas Christian University.

USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

I. The Idea Behind Mutual Funds

Mutual funds provide small investors some of the advantages enjoyed by wealthy investors. A relatively small investment can buy part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA Family of Funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to very wealthy people.

II. Using Funds in an Investment Program

In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA Family of Funds.

For example, assume you wish to diversify internationally. You could divide your investments among the Emerging Markets, International, or World Growth Funds and holdings in domestic funds. This would give you exposure to the opportunities of investments in many foreign countries and to currency changes. This is just one way you could combine funds to fit your own risk and reward goals.

III. USAA's Family of Funds

We offer you another alternative with our asset strategy funds listed in APPENDIX B under asset allocation on page 23. These unique mutual funds provide a professionally managed, diversified investment portfolio within a mutual fund. Designed for the individual who prefers to delegate the asset allocation process to an investment manager, their structure achieves diversification across a number of investment categories.

Whether you prefer to create your own mix of mutual funds or use a USAA Asset Strategy Fund, the USAA Family of Funds provides a broad range of choices covering just about any investor's investment objectives. Our member service representatives stand ready to assist you with your choices and to help you craft a portfolio to meet your needs. Refer to APPENDIX B on page 23 for a complete list of the USAA Family of No-Load Mutual Funds.

HOW TO INVEST

Purchase of Shares

OPENING AN ACCOUNT

You may open an account and make an investment as described below by mail, in person, bank wire, phone, or on the Internet. A complete, signed application is required to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund unless the registration is different.

TAX ID NUMBER

Each shareholder named on the account must provide a social security number or tax identification number to avoid possible tax withholding requirements set forth by the IRS.

EFFECTIVE DATE

When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4:00 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day the NYSE is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

If you plan to purchase Fund shares with a foreign check, we suggest you convert your foreign check to U.S. dollars prior to investment in the Fund. This will avoid a potential four- to six-week delay in the effective date of your purchase. Furthermore, a bank charge may be assessed in the clearing process, which will be deducted from the amount of the purchase.

MINIMUM INVESTMENTS

INITIAL PURCHASE
[MONEY GRAPHIC]

* $3,000 [$500 Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) accounts and $250 for IRAs] or no initial investment if you elect to have monthly electronic investments of at least $50 per transaction, per account. We may periodically offer programs that reduce the minimum amounts for monthly electronic investments. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment.

ADDITIONAL PURCHASES

*   $50 per transaction, per account.

HOW TO PURCHASE

MAIL
[ENVELOPE GRAPHIC]

*   To open an account, send your application and check to:
       USAA Investment Management Company
       9800 Fredericksburg Road
       San Antonio, TX 78288 (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

*   To add to  your  account,  send  your  check  and the  deposit  stub in the
    business  reply   envelope  that   accompanies   your  Fund's   transaction
    confirmation to the Transfer Agent:
       USAA Shareholder Account Services
       9800 Fredericksburg Road
       San Antonio, TX 78288

IN PERSON
[HANDSHAKE GRAPHIC]

* To open an account, bring your application and check to our San Antonio investment sales and service office at:
       USAA Federal Savings Bank
       10750 Robert F. McDermott Freeway
       San Antonio, TX 78288

BANK WIRE
[WIRE GRAPHIC]

* To open or add to your account, instruct your bank (which may charge a fee for the service) to wire the specified amount to the Fund as follows:
       State Street Bank and Trust Company
       Boston, MA 02101
       ABA#011000028
       Attn: USAA World Growth Fund
       USAA Account Number: 69384998
       Shareholder(s) Name(s) ___________________________________
       Shareholder(s) Mutual Fund Account Number ________________

ELECTRONIC FUNDS TRANSFER (EFT)

[CALENDAR GRAPHIC]

* Additional purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)
[TELEPHONE GRAPHIC]

* If you have an existing USAA mutual fund account and would like to open a new account or exchange to another USAA Fund, call for instructions. To open an account by phone, the new account must have the same registration as your existing account.

USAA TOUCHLINE(R)1-800-531-8777 (IN SAN ANTONIO, 498-8777)
[TOUCHLINE GRAPHIC]

* In addition to obtaining account balance information, last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another USAA Fund, or make redemptions. This service is available with an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file.

INTERNET ACCESS - USAA.COM

[COMPUTER GRAPHIC]

* You can use your personal computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, you will need to call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access to your account, you will be able to open a new mutual fund account within an existing registration, exchange to another USAA Fund, make redemptions, review account activity, check balances, and more. To place orders by Internet, an ESA and EFT Buy/Sell authorization must be on file.

Redemption of Shares

You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4:00 p.m. Eastern
Time), your redemption will be effective on the next business day.

We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; and as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares and the price received upon redemption.

In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

HOW TO REDEEM

MAIL, IN PERSON, FAX, TELEGRAM, TELEPHONE, TOUCHLINE(R), OR INTERNET
[FAX MACHINE GRAPHIC]
* Send your written instructions to:
       USAA Shareholder Account Services
       9800 Fredericksburg Road
       San Antonio, TX 78288 (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)
* Visit a member service representative at our San Antonio investment sales and service office at USAA Federal Savings Bank.
* Send a signed fax to 1-800-292-8177, or send a telegram to USAA Shareholder Account Services.
* Call toll free 1-800-531-8448 (in San Antonio, 456-7202) to speak with a member service representative.
* Call toll free 1-800-531-8777 (in San Antonio, 498-8777) to access our 24-hour USAA TouchLine(R) service.
* Access our Internet web site at usaa.com.

Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained:
(1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) social security/tax identification number or date of birth of the registered account owner(s) for the account registration.
Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

INVESTOR'S GUIDE to USAA Mutual Fund Services
[INVESTOR'S GUIDE GRAPHIC]

Upon your initial investment with us, you will receive the INVESTOR'S GUIDE to help you get the most out of your USAA mutual fund account and to assist you in your role as an investor. In the INVESTOR'S GUIDE, you will find additional information on purchases, redemptions, and methods of payment. You will also find in-depth information on automatic investment plans, shareholder statements and reports, and other useful information.

Account Balance

USAA Shareholder Account Services (SAS), the Fund's transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. The fee will reduce total transfer agency fees paid by the Fund to SAS. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

Fund Rights

The Fund reserves the right to:

*   reject purchase or exchange orders when in the best interest of the Fund;

* limit or discontinue the offering of shares of the Fund without notice to the shareholders;

* require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the Statement of Additional Information contains information on acceptable guarantors);

*   redeem an account with less than $900, with certain limitations.

EXCHANGES

Exchange Privilege

The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA Family of Funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Exchanges made through USAA TouchLine(R) and the Internet require an ESA and EFT Buy/Sell authorization on file. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; and as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares and the price received upon exchange.

The Fund has undertaken certain procedures regarding telephone transactions as described on page 14.

Exchange Limitations, Excessive Trading

To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. The limit on exchanges out of any Fund in the USAA Family of Funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA Family of Funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.

SHAREHOLDER INFORMATION

Share Price Calculation
[SIDE BAR]
                                 NAV PER SHARE
                                    EQUALS
                                 TOTAL ASSETS
                                     MINUS
                                  LIABILITIES
                                  DIVIDED BY
                                  # OF SHARES
                                  OUTSTANDING

The price at which you purchase and redeem Fund shares is equal to the net asset value (NAV) per share determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of the regular trading session of the NYSE, which is usually 4:00 p.m. Eastern Time.

Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are valued at the last quoted sales price, or the most recently determined closing price calculated according to local market convention, available at the time the Fund is valued. If no sale is reported, the average of the bid and asked prices is generally used.

Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. The calculation of the Fund's NAV may not take place at the same time the prices of certain securities held by the Fund are determined. As such, the NAV of the Fund's shares may change on days when the shareholders will not be able to purchase or redeem shares. In most cases, events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the Fund's NAV. If, however, we determine that a particular event would materially affect the Fund's NAV, then we, under the general supervision of the Fund's Board of Trustees, will use all relevant, available information to determine a fair value for the affected portfolio securities.

Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.

Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Fund's Board of Trustees. Securities that cannot be valued by these methods, and all other assets, are valued in good faith at fair value using methods we have determined under the general supervision of the Fund's Board of Trustees.

For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's Statement of Additional Information.

Dividends and Distributions

The Fund pays net investment income dividends annually. Any net capital gain distribution usually occurs annually within 60 days of the May 31 fiscal year end, which would be somewhere around the end of July. The Fund will make additional payments to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

We will automatically reinvest all income dividends and capital gain distributions in the Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-dividend date. Any income dividends or capital gain distributions paid by the Fund will reduce the NAV per share by the amount of the dividend or distribution on the ex-dividend date. You should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or distribution. Some or all of these dividends and distributions are subject to taxes.

We will invest any dividend or distribution payment returned to us in your account at the then-current NAV per share. Dividend and distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

Taxes

FEDERAL

This tax information is quite general and refers to the federal income tax provisions in effect as of the date of this Prospectus. Note that the Taxpayer Relief Act of 1997 and the technical provisions adopted by the IRS Restructuring and Reform Act of 1998 may affect the status and treatment of certain distributions shareholders receive from the Fund. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

FOREIGN

The Fund may be subject to foreign withholding or other taxes. If more than 50% of the value of the Fund's total assets at the close of any taxable year consists of securities of foreign corporations, the Fund may file an election with the Internal Revenue Service (the Foreign Election) that would permit you to take a credit (or a deduction) for foreign income taxes paid by the Fund. If the Foreign Election is made, you would include in your gross income both dividends received from the Fund and foreign income taxes paid by the Fund. As a shareholder of the Fund, you would be entitled to treat the foreign income taxes withheld as a credit against your U.S. federal income taxes, subject to the limitations set forth in the Internal Revenue Code with respect to the foreign tax credit generally. Alternatively, you could, if it were to your advantage, treat the foreign income taxes withheld as an itemized deduction in computing taxable income rather than as a tax credit. You will not be entitled to a foreign tax credit for taxes paid to certain countries; however, if the Fund otherwise qualifies for the Foreign Election, a deduction for such taxes will be available to shareholders of the Fund. It is anticipated that the Fund will make the Foreign Election.

SHAREHOLDER - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends-received deduction available to corporations.

Regardless of the length of time you have held Fund shares, distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares.

WITHHOLDING - Federal law requires the Fund to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who:

*   fails to furnish the Fund with a correct tax identification number,
*   underreports dividend or interest income, or
*   fails to certify that he or she is not subject to withholding.

To avoid this withholding requirement, you must certify, on your application or on a separate Form W-9 supplied by the Fund's transfer agent, that your tax identification number is correct and you are not currently subject to backup withholding.

REPORTING - The Fund will report information to you annually concerning the tax status of dividends and distributions for federal income tax purposes.

Future Shareholder Mailings

Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent  the  rate  that an  investor  would  have  earned  (or  lost)  on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

                                       Year Ended May 31,
                        -------------------------------------------------------
                           2000        1999       1998        1997       1996
                        -------------------------------------------------------
Net asset value at
  beginning of period   $   18.11  $   18.36   $   16.84  $   15.50  $   12.96
Net investment income         .05        .10         .11        .11        .12
Net realized and
  unrealized gain            3.94        .27        2.51       2.28       2.73
Distributions from net
  investment income          (.06)      (.10)       (.08)      (.14)      (.08)
Distributions of
  realized  capital
  gains                     (1.43)      (.52)      (1.02)      (.91)      (.23)
                        -------------------------------------------------------
Net asset value at
  end of period         $   20.61  $   18.11   $   18.36  $   16.84  $   15.50
                        =======================================================
Total return (%)*           22.59       2.06       16.29      16.52      22.43
Net assets at end of
  period (000)          $ 414,470  $ 326,702   $ 356,880  $ 306,799  $ 267,192
Ratio of expenses to
  average net assets (%)     1.12       1.16        1.13       1.20       1.27
Ratio of net investment
  income to average net
  assets (%)                  .39        .55         .64        .63        .96
Portfolio turnover (%)      39.20      51.19       45.04      50.02      60.97

--------
* Assumes reinvestment of all dividend income and capital gain distributions during the period.

                                   APPENDIX A

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH WE MAY INVEST THE FUND'S ASSETS:

FORWARD CURRENCY CONTRACTS

The Fund may hold securities denominated in foreign currencies. As a result, the value of the securities will be affected by changes in the exchange rate between the dollar and foreign currencies. In managing currency exposure, the Fund may enter into forward currency contracts. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future date or over a specified time period at a price set at the time of the contract. We only enter into forward currency contracts when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency and desires to "lock in" the U.S. dollar price of the security until settlement.

REPURCHASE AGREEMENTS

We may invest the Fund's assets in repurchase agreements that are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security.

WHEN-ISSUED SECURITIES

We may invest the Fund's assets in new issues of debt securities offered on a when-issued basis.

* Delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment.

*   The Fund does not earn interest on the securities until settlement, and the
    market  value  of  the  securities  may  fluctuate   between  purchase  and
    settlement.

*   Such securities can be sold before settlement date.

ILLIQUID SECURITIES

We may invest up to 15% of the Fund's net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

CONVERTIBLE SECURITIES

We may invest the Fund's assets in convertible securities, which are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the ability to convert the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities also depends on the price of the underlying common stock.

AMERICAN DEPOSITARY RECEIPTS (ADRS)

We may invest the Fund's assets in ADRs, which are foreign shares held by a U.S. bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

GLOBAL DEPOSITARY RECEIPTS (GDRS)

We may invest the Fund's assets in GDRs, which are foreign shares held by a U.S. or foreign bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

                                  APPENDIX B

USAA Family of No-Load Mutual Funds

The USAA Family of No-Load Mutual Funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide you with the opportunity to formulate your own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund, subject to the limitations described earlier. For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, call us for a Prospectus. Read it carefully before you invest. Mutual fund operating expenses apply and continue throughout the life of the Fund.

       FUND TYPE/NAME              RISK
  ==============================================
  CAPITAL APPRECIATION
  ----------------------------------------------
  Aggressive Growth            Very high
  Emerging Markets             Very high
  First Start Growth           Moderate to high
  Gold                         Very high
  Growth                       Moderate to high
  Growth & Income              Moderate
  International                Moderate to high
  S&P 500 Index                Moderate
  Science & Technology         Very high
  Small Cap Stock              Very high
  World Growth                 Moderate to high
  ----------------------------------------------
  ASSET ALLOCATION
  ----------------------------------------------
  Balanced Strategy            Moderate
  Cornerstone Strategy         Moderate
  Growth and Tax Strategy      Moderate
  Growth Strategy              Moderate to high
  Income Strategy              Low to moderate
  ----------------------------------------------
  INCOME -- TAXABLE
  ----------------------------------------------
  GNMA                         Low to moderate
  High-Yield Opportunities     High
  Income                       Moderate
  Income Stock                 Moderate
  Intermediate-Term Bond       Low to moderate
  Short-Term Bond              Low
  ----------------------------------------------
  INCOME -- TAX EXEMPT
  ----------------------------------------------
  Long-Term                    Moderate
  Intermediate-Term            Low to moderate
  Short-Term                   Low
  State Bond/Income            Moderate
  ----------------------------------------------
  MONEY MARKET
  ----------------------------------------------
  Money Market                 Low
  Tax Exempt Money Market      Low
  Treasury Money Market Trust  Low
  State Money Market           Low
  ==============================================

     FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

     S&P(R) IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC., AND HAS BEEN LICENSED FOR USE. THE PRODUCT IS NOT SPONSORED, SOLD, OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE PRODUCT.

     SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES.

     CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS ARE OFFERED ONLY TO RESIDENTS OF THOSE STATES.

     AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

     THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES.

If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's Statement of Additional Information (SAI), Annual or Semiannual Report, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this Prospectus. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

===============================================================================
                INVESTMENT ADVISER, UNDERWRITER, AND DISTRIBUTOR
                       USAA Investment Management Company
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288
         ------------------------------------------------------------
             TRANSFER AGENT                           CUSTODIAN
    USAA Shareholder Account Services    State Street Bank and Trust Company
        9800 Fredericksburg Road                    P.O. Box 1713
        San Antonio, Texas 78288             Boston, Massachusetts 02105
         ------------------------------------------------------------
                           TELEPHONE ASSISTANCE HOURS
                         Call toll free - Central Time
                     Monday - Friday 6:00 a.m. to 10:00 p.m.
                        Saturday 8:30 a.m. to 5:00 p.m.
                         Sunday 11:30 a.m. to 8:00 p.m.
         ------------------------------------------------------------
                   FOR ADDITIONAL INFORMATION ON MUTUAL FUNDS
                   1-800-531-8181 (in San Antonio, 456-7200)
                For account servicing, exchanges, or redemptions
                   1-800-531-8448 (in San Antonio, 456-7202)
         ------------------------------------------------------------
                       RECORDED MUTUAL FUND PRICE QUOTES
                        24-Hour Service (from any phone)
                   1-800-531-8066 (in San Antonio, 498-8066)
         ------------------------------------------------------------
                         MUTUAL FUND USAA TOUCHLINE(R)
                         (from touch-tone phones only)
              For account balance, last transaction, fund prices,
                       or to exchange/redeem fund shares
                   1-800-531-8777 (in San Antonio, 498-8777)
         ------------------------------------------------------------
                                INTERNET ACCESS
                                   usaa.com
===============================================================================

                    Investment Company Act File no. 811-4019

                                     Part A

                               Prospectus for the
                                   GNMA Trust
                               is included herein

                                USAA GNMA TRUST

                                   PROSPECTUS
                                OCTOBER 1, 2000

As with other mutual funds, the Securities and Exchange Commission has not approved or disapproved of this Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                               TABLE OF CONTENTS

 What is the Fund's Investment Objective and Main Strategy?..............   2
 Main Risks of Investing in This Fund....................................   2
 Is This Fund for You?...................................................   3
 Could the Value of Your Investment in This Fund Fluctuate?..............   3
 Fees and Expenses.......................................................   5
 Fund Investments........................................................   6
 Fund Management.........................................................   9
 Using Mutual Funds in an Investment Program.............................  10
 How to Invest...........................................................  11
 Important Information About Purchases and Redemptions...................  15
 Exchanges...............................................................  16
 Shareholder Information.................................................  16
 Financial Highlights....................................................  19
 Appendix A .............................................................  20
 Appendix B .............................................................  22

USAA Investment Management Company manages this Fund. For easier reading, USAA Investment Management Company will be referred to as "we" or "us" throughout the Prospectus.

WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY?

The Fund has an objective of providing investors a high level of current income consistent with preservation of principal. We will attempt to achieve this objective by investing the Fund's assets in securities backed by the full faith and credit of the U.S. government. Most of the Fund's investments will consist of Government National Mortgage Association (GNMA) pass-through certificates, which represent ownership in a pool of mortgage loans or a single mortgage loan.

Because any  investment  involves  risk,  there is no assurance that the Fund's
objective  will  be  achieved.   See  FUND  INVESTMENTS  on  page  6  for  more
information.

MAIN RISKS OF INVESTING IN THIS FUND

The primary risks of investing in this Fund are interest rate risk and prepayment risk.

* INTEREST RATE RISK involves the possibility that the value of the Fund's investments will fluctuate because of changes in interest rates.

    IF INTEREST RATES INCREASE: the yield of the Fund may increase and the market value of the Fund's securities will likely decline, adversely affecting the net asset value and total return.

    IF INTEREST RATES DECREASE: the yield of the Fund may decrease and the market value of the Fund's securities may increase, which would likely increase the Fund's net asset value and total return.

* PREPAYMENT RISK involves the possibility that prepayments of mortgages in the Fund's portfolio will require reinvestment at lower interest rates, resulting in less interest income to the Fund.

As with other mutual funds, losing money is also a risk of investing in this Fund.

As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Look for this symbol [CAUTION LIGHT] throughout the Prospectus. We use it to mark more detailed information about the risks you will face as a Fund shareholder.

IS THIS FUND FOR YOU?

This Fund might be appropriate as part of your investment portfolio if . . .

   *  You are looking for current  income.
   *  You are willing to accept low to moderate risk.
   * You are seeking an appropriate investment for an IRA, through a 401(k) plan or 403(b) plan, or other tax-sheltered account.

This Fund MAY NOT be appropriate as part of your investment portfolio if . . .

   *  You need an investment  that provides  tax-free  income.
   *  Your primary goal is to maximize long-term growth.

This Fund by itself does not constitute a balanced investment program. Diversifying your investments may improve your long-run investment return and lower the volatility of your overall investment portfolio.

COULD THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?

Yes, it could. In fact, the value of your investment in the GNMA Trust will fluctuate with the changing market values of the investments in the Fund. While the value of the securities in which the GNMA Trust invests have historically involved little credit risk, the market value of these securities is not guaranteed and will fluctuate inversely with changes in the general level of interest rates. The value of these securities will increase when interest rates decline and decrease when interest rates rise.

The bar chart shown on the next page illustrates the Fund's volatility and performance from year to year for each full calendar year since the Fund's inception.

Total Return

All mutual funds must use the same formula to calculate total return.

[SIDE BAR]
     TOTAL  RETURN   MEASURES  THE  PRICE  CHANGE  IN  A  SHARE   ASSUMING  THE
     REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

[BAR CHART]
                        CALENDAR YEAR    TOTAL RETURN
                              1992*          6.09%
                              1993           7.11%
                              1994           -.02%
                              1995          16.76%
                              1996           2.94%
                              1997           9.51%
                              1998           8.26%
                              1999          -3.61%

                  *FUND BEGAN OPERATIONS ON FEBRUARY 1, 1991.

                   THE FUND'S TOTAL RETURN FOR THE SIX-MONTH
                    PERIOD ENDED JUNE 30, 2000, WAS 4.65%.

During the periods shown in above the bar chart, the highest total return for a quarter was 5.19% (quarter ending June 30, 1995) and the lowest total return for a quarter was -2.42% (quarter ending March 31, 1996).

The table below shows how the Fund's average annual total returns for the one- and five-year periods, as well as the life of the Fund, compared to those of a broad-based securities market index. Remember, historical performance does not necessarily indicate what will happen in the future.

  =================================================================
  Average Annual
  Total Returns                                      Since Fund's
  (for the periods ending   Past       Past          Inceptions on
  December 31, 1999)        1 Year     5 Years     February 1, 1991
  -----------------------------------------------------------------
  GNMA Trust                -3.61%      6.55%           6.61%
  -----------------------------------------------------------------
  Lehman Brothers
  GNMA 30-Year Index*        1.89%      8.10%           7.49%
  =================================================================

  * LEHMAN BROTHERS GNMA 30-YEAR INDEX IS AN UNMANAGED INDEX OF PASS-THROUGH SECURITIES WITH AN ORIGINAL MATURITY OF 30 YEARS.

Yield

[SIDE BAR]
     YIELD IS THE ANNUALIZED NET INCOME OF THE FUND DURING A SPECIFIED PERIOD AS A PERCENTAGE OF THE FUND'S SHARE PRICE.

All mutual funds must use the same formula to calculate yield. The Fund may advertise performance in terms of a 30-day yield quotation. The Fund's 30-day yield for the period ended December 31, 1999, was 6.64%.

[SIDE BAR]
                              TOUCHLINE GRAPHIC]
                                 TOUCHLINE (R)
                                1-800-531-8777
                                     PRESS
                                       1
                                     THEN
                                       1
                                     THEN
                                     5 8 #

Please consider performance information in light of the Fund's investment objective and policies and market conditions during the reported time periods. The value of your shares may go up or down. For the most current price, yield, and return information for this Fund, you may call USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices, yields, and returns. Then, press 58# when asked for the Fund Code. You may also access this information through our usaa.com Internet web site once your account has been established.

Additionally, you may find the most current price of your shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the symbol "GNMA." If you prefer to obtain this information from an on-line computer service, you can do so by using the ticker symbol "USGNX."

[SIDE BAR]
                                   NEWSPAPER
                                    SYMBOL
                                     GNMA

                                    TICKER
                                    SYMBOL
                                     USGNX
FEES AND EXPENSES

This summary shows what it will cost you, directly and indirectly, to invest in this Fund.

Shareholder Transaction Expenses -- (Direct Costs)

There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for receiving wires.)

Annual Fund Operating Expenses -- (Indirect Costs)

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian and transfer agent fees. The figures below show actual expenses during the past fiscal year ended May 31, 2000, and are calculated as a percentage of average net assets.

     =============================================================
             Management Fees                        .13%
             Distribution (12b-1) Fees              None
             Other Expenses                         .19%
                                                    ----
             Total Annual Fund Operating Expenses   .32%
                                                    ====
     =============================================================

[SIDE  BAR]
     12b-1 FEES - SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.

Example of Effect of the Fund's Operating Expenses

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

             =========================================
                    1 year..............$  32
                    3 years.............  101
                    5 years.............  177
                   10 years.............  400
             =========================================

FUND INVESTMENTS

Principal Investment Strategies and Risks

  Q    What is the Fund's principal investment strategy?

  A The Fund's principal strategy is the investment of its assets primarily in GNMA pass-through certificates.

  Q    What are GNMA certificates?

  A GNMA certificates represent ownership in a pool of mortgage loans or a single mortgage loan. Each mortgage loan is either insured by the Federal Housing Administration or guaranteed by the Veterans
       Administration. Once approved by GNMA, each mortgage or pool of mortgages is additionally guaranteed by GNMA as to the timely payment of principal and interest (regardless of whether the mortgagors actually make their payments). The guarantee represents a general obligation of the U.S. Treasury. Therefore, GNMA certificates are guaranteed by the full faith and credit of the U.S. government.

  Q    What is the credit quality of these securities?

  A    Securities  that are  backed by the full  faith  and  credit of the U.S.
       government (meaning that the payment of principal and interest is guaranteed by the U.S. Treasury) are considered to be of the highest credit quality available.

  Q    How do GNMA securities differ from conventional bonds?

  A GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, the Fund will receive monthly scheduled payments of principal and interest. Additionally, the Fund may receive unscheduled principal payments, which represent prepayments on the underlying mortgages.

       Because the Fund will reinvest these scheduled and unscheduled principal payments at a time when the current interest rate may be higher or lower than the Fund's current yield, an investment in the Fund may not be an effective means of "locking in" long-term interest rates.

[CAUTION LIGHT]
INTEREST RATE RISK. As a mutual fund investing in bonds, the Fund is subject to the risk that the market value of the bonds will decline because of rising interest rates. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

  Q    What is the average maturity of a GNMA certificate?

  A GNMA certificates evidence interest in a pool of underlying mortgages (or a single mortgage), which generally have maximum lives of either 15, 20, 30, or 40 years. However, due to both scheduled and unscheduled principal payments, GNMA certificates have a shorter average life and, therefore, have less principal volatility than a bond of comparable maturity.

       Since the prepayment rates will vary widely, it is not possible to accurately predict the average life of a particular GNMA pool, though it will be shorter than the stated final maturity. Because the expected average life is a better indicator of the maturity characteristics of GNMA certificates, principal volatility and yield may be more comparable to 10-year Treasury bonds.

[CAUTION LIGHT]
PREPAYMENT RISK. Mortgagors may generally pay off mortgages without penalty before the due date. When mortgaged property is sold, which can occur at any time for a variety of reasons, the old mortgage is usually prepaid. Also, when mortgage interest rates fall far enough to make refinancing attractive, prepayments tend to accelerate. Prepayments require reinvestment of the principal at the then-current level of interest rates, which are often at a lower level than when the mortgages were originally issued. Reinvestment at lower rates tends to reduce the interest payments received by the Fund and, therefore, the size of the dividend payments available to shareholders. If reinvestment occurs at a higher level of interest rates, the opposite effect is true.

  Q Will the Fund's assets be invested in any other types of U.S. government securities?

  A Yes. We may invest up to 35% of the Fund's total assets in other obligations that have been backed by the full faith and credit of the U.S. government, including U.S. Treasury bills, notes and bonds, and securities issued by U.S. government agencies and instrumentalities such as, but not limited to:

       *   Federal Housing Administration,
       *   Department of Housing and Urban Development,
       *   Export-Import Bank,
       *   Farmer's Home Administration,
       *   General Services Administration,
       *   Maritime Administration,
       *   Small Business Administration, and
       *   repurchase agreements collateralized by such obligations.

       We will not invest the Fund's assets in any U.S. government securities that do not carry the full faith and credit of the U.S. government, such as Fannie Mae (FNMA) or Freddie Mac (FHLMC) securities.

       As a temporary defensive measure because of market, economic, political, or other conditions, we may invest up to 100% of the Fund's assets in investment-grade, short-term debt instruments. This may result in the Fund not achieving its investment objective during the time it is in this temporary defensive posture.

  Q    How are the decisions to buy and sell securities made?

  A We manage the Fund to generate high total return with strong emphasis on current income. Since all the securities the Fund may own are backed by the full faith and credit of the United States, credit quality is not a concern. Of particular importance for mortgage securities is prepayment risk. We generally try to diversify this risk by buying different kinds of mortgage securities which should have different prepayment characteristics. When weighing our decision to buy or sell a security, we strive to balance the value of the level of income, the prepayment risk, and the price volatility, both for the individual security and its relationship with the rest of the portfolio.

For additional information about other securities in which we may invest the Fund's assets, see APPENDIX A on page 20.

FUND MANAGEMENT

USAA Investment Management Company serves as the manager and distributor of this Fund. We are an affiliate of United Services Automobile Association
(USAA), a large, diversified financial services institution. As of the date of this Prospectus, we had approximately $43 billion in total assets under management. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

We provide management services to the Fund pursuant to an Advisory Agreement. We are responsible for managing the Fund's portfolio (including placement of brokerage orders) and its business affairs, subject to the authority of and supervision by the Fund's Board of Trustees. For our services, the Fund pays us an annual fee. This fee was computed and paid at one-eighth of one percent (.125%) of average net assets for the fiscal year ended May 31, 2000. We also provide services related to selling the Fund's shares and receive no compensation for those services.

Portfolio Manager

[PHOTOGRAPH]
DONNA J. BAGGERLY

Donna J. Baggerly, Assistant Vice President, Fixed Income Mutual Fund Portfolios, has managed the Fund since November 1999. She has 13 years investment management experience and has worked for us for five years. Ms. Baggerly earned the Chartered Financial Analyst designation in 1998 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. She holds a BSB from Eastern Illinois University.

USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

I. The Idea Behind Mutual Funds

Mutual funds provide small investors some of the advantages enjoyed by wealthy investors. A relatively small investment can buy part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA Family of Funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to very wealthy people.

II. Using Funds in an Investment Program

In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA Family of Funds.

For example, assume you wish to invest in a widely diversified portfolio. You could combine an investment in the GNMA Trust with investments in other mutual funds that invest in stocks of large and small companies and high-dividend stocks. This is just one way you could combine funds to fit your own risk and reward goals.

III. USAA's Family of Funds

We offer you another alternative with our asset strategy funds listed in APPENDIX B under asset allocation on page 22. These unique mutual funds provide a professionally managed, diversified investment portfolio within a mutual fund. Designed for the individual who prefers to delegate the asset allocation process to an investment manager, their structure achieves diversification across a number of investment categories.

Whether you prefer to create your own mix of mutual funds or use a USAA Asset Strategy Fund, the USAA Family of Funds provides a broad range of choices covering just about any investor's investment objectives. Our member service representatives stand ready to assist you with your choices and to help you craft a portfolio to meet your needs. Refer to APPENDIX B on page 22 for a complete list of the USAA Family of No-Load Mutual Funds.

HOW TO INVEST

Purchase of Shares

OPENING AN ACCOUNT

You may open an account and make an investment as described below by mail, in person, bank wire, phone, or on the Internet. A complete, signed application is required to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund unless the registration is different.

TAX ID NUMBER

Each shareholder named on the account must provide a social security number or tax identification number to avoid possible tax withholding requirements set forth by the IRS.

EFFECTIVE DATE

When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4:00 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day the NYSE is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

If you plan to purchase Fund shares with a foreign check, we suggest you convert your foreign check to U.S. dollars prior to investment in the Fund. This will avoid a potential four- to six-week delay in the effective date of your purchase. Furthermore, a bank charge may be assessed in the clearing process, which will be deducted from the amount of the purchase.

MINIMUM INVESTMENTS

INITIAL PURCHASE
[MONEY GRAPHIC]

* $3,000 [$500 Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) accounts and $250 for IRAs] or no initial investment if you elect to have monthly electronic investments of at least $50 per transaction, per account. We may periodically offer programs that reduce the minimum amounts for monthly electronic investments. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment.

ADDITIONAL PURCHASES

*   $50 per transaction, per account.

HOW TO PURCHASE

MAIL
[ENVELOPE GRAPHIC]

*   To open an account, send your application and check to:
       USAA Investment Management Company
       9800 Fredericksburg Road
       San Antonio, TX 78288 (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

*   To add to  your  account,  send  your  check  and the  deposit  stub in the
    business  reply   envelope  that   accompanies   your  Fund's   transaction
    confirmation to the Transfer Agent:
       USAA Shareholder Account Services
       9800 Fredericksburg Road
       San Antonio, TX 78288

IN PERSON
[HANDSHAKE GRAPHIC]

* To open an account, bring your application and check to our San Antonio investment sales and service office at:
       USAA Federal Savings Bank
       10750 Robert F. McDermott Freeway
       San Antonio, TX 78288

BANK WIRE
[WIRE GRAPHIC]

* To open or add to your account, instruct your bank (which may charge a fee for the service) to wire the specified amount to the Fund as follows:
       State Street Bank and Trust Company
       Boston, MA 02101
       ABA#011000028
       Attn: USAA GNMA Trust
       USAA Account Number: 69384998
       Shareholder(s) Name(s)_____________________________________
       Shareholder(s) Mutual Fund Account Number _________________

ELECTRONIC FUNDS TRANSFER (EFT)

[CALENDAR GRAPHIC]

* Additional purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)
[TELEPHONE GRAPHIC]

* If you have an existing USAA mutual fund account and would like to open a new account or exchange to another USAA Fund, call for instructions. To open an account by phone, the new account must have the same registration as your existing account.

USAA TOUCHLINE(R)1-800-531-8777 (IN SAN ANTONIO, 498-8777)
[TOUCHLINE GRAPHIC]

* In addition to obtaining account balance information, last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another USAA Fund, or make redemptions. This service is available with an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file.

INTERNET ACCESS - USAA.COM

[COMPUTER GRAPHIC]

* You can use your personal computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, you will need to call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access to your account, you will be able to open a new mutual fund account within an existing registration, exchange to another USAA Fund, make redemptions, review account activity, check balances, and more. To place orders by Internet, an ESA and EFT Buy/Sell authorization must be on file.

Redemption of Shares

You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4:00 p.m. Eastern
Time), your redemption will be effective on the next business day.

We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; and as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares and the price received upon redemption.

In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

HOW TO REDEEM

MAIL, IN PERSON, FAX, TELEGRAM, TELEPHONE, TOUCHLINE(R), OR INTERNET
[FAX MACHINE GRAPHIC]
* Send your written instructions to:
       USAA Shareholder Account Services
       9800 Fredericksburg Road
       San Antonio, TX 78288 (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)
* Visit a member service representative at our San Antonio investment sales and service office at USAA Federal Savings Bank.
* Send a signed fax to 1-800-292-8177, or send a telegram to USAA Shareholder Account Services.
* Call toll free 1-800-531-8448 (in San Antonio, 456-7202) to speak with a member service representative.
* Call toll free 1-800-531-8777 (in San Antonio, 498-8777) to access our 24-hour USAA TouchLine(R) service.
* Access our Internet web site at usaa.com.

Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained:
(1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) social security/tax identification number or date of birth of the registered account owner(s) for the account registration.
Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

INVESTOR'S GUIDE to USAA Mutual Fund Services
[INVESTOR'S GUIDE GRAPHIC]

Upon your initial investment with us, you will receive the INVESTOR'S GUIDE to help you get the most out of your USAA mutual fund account and to assist you in your role as an investor. In the INVESTOR'S GUIDE, you will find additional information on purchases, redemptions, and methods of payment. You will also find in-depth information on automatic investment plans, shareholder statements and reports, and other useful information.

Account Balance

USAA Shareholder Account Services (SAS), the Fund's transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. The fee will reduce total transfer agency fees paid by the Fund to SAS. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

Fund Rights

The Fund reserves the right to:

*   reject purchase or exchange orders when in the best interest of the Fund;

* limit or discontinue the offering of shares of the Fund without notice to the shareholders;

* require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the Statement of Additional Information contains information on acceptable guarantors);

*   redeem an account with less than $900, with certain limitations.

EXCHANGES

Exchange Privilege

The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA Family of Funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Exchanges made through USAA TouchLine(R) and the Internet require an ESA and EFT Buy/Sell authorization on file. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; and as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares and the price received upon exchange.

The Fund has undertaken certain procedures regarding telephone transactions as described on page 14.

Exchange Limitations, Excessive Trading

To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. The limit on exchanges out of any Fund in the USAA Family of Funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA Family of Funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.

SHAREHOLDER INFORMATION

Share Price Calculation
[SIDE BAR]
                                 NAV PER SHARE
                                    EQUALS
                                 TOTAL ASSETS
                                     MINUS
                                  LIABILITIES
                                  DIVIDED BY
                                  # OF SHARES
                                  OUTSTANDING

The price at which you purchase and redeem Fund shares is equal to the net asset value (NAV) per share determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of the regular trading session of the NYSE, which is usually 4:00 p.m. Eastern Time.

Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Fund's Board of Trustees. Securities that cannot be valued by these methods, and all other assets, are valued in good faith at fair value using methods we have determined under the general supervision of the Fund's Board of Trustees.

For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's Statement of Additional Information.

Dividends and Distributions

Net investment income is accrued daily and paid on the last business day of the month. Dividends shall begin accruing on shares purchased the day following the effective date and shall continue to accrue to the effective date of redemption. Any net capital gain distribution usually occurs annually within 60 days of the May 31 fiscal year end, which would be somewhere around the end of July. The Fund will make additional payments to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

We will automatically reinvest all income dividends and capital gain distributions in the Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-dividend date. Any capital gain distribution paid by the Fund will reduce the NAV per share by the amount of the distribution on the ex-dividend date. You should consider carefully the effects of purchasing shares of the Fund shortly before any distribution. Some or all of these distributions are subject to taxes.

We will invest any dividend or distribution payment returned to us in your account at the then-current NAV per share. Dividend and distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

Federal Taxes

This tax information is quite general and refers to the federal income tax provisions in effect as of the date of this Prospectus. Note that the Taxpayer Relief Act of 1997 and the technical provisions adopted by the IRS Restructuring and Reform Act of 1998 may affect the status and treatment of certain distributions shareholders receive from the Fund. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

SHAREHOLDER - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares.

Regardless of the length of time you have held Fund shares, distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares.

WITHHOLDING - Federal law requires the Fund to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who:

* fails to furnish the Fund with a correct tax identification number,
* underreports  dividend or interest income, or
* fails to certify that he or she is not subject to withholding.

To avoid this withholding requirement, you must certify, on your application or on a separate Form W-9 supplied by the Fund's transfer agent, that your tax identification number is correct and you are not currently subject to backup withholding.

REPORTING - The Fund will report information to you annually concerning the tax status of dividends and distributions for federal income tax purposes.

Future Shareholder Mailings

Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent  the  rate  that an  investor  would  have  earned  (or  lost)  on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

                                       Year Ended May 31,
                        -------------------------------------------------------
                           2000        1999       1998        1997       1996
                        -------------------------------------------------------
Net asset value at
  beginning of period   $   10.00   $   10.32   $    9.95  $    9.76  $   10.09
Net investment income         .64         .65         .66        .69        .70
Net realized and
  unrealized gain (loss)     (.63)       (.32)        .37        .19       (.33)
Distributions from net
  investment income          (.64)       (.65)       (.66)      (.69)      (.70)
                        -------------------------------------------------------
Net asset value at
  end of period         $    9.37   $   10.00   $   10.32  $    9.95  $    9.76
                        =======================================================
Total return (%)*             .21        3.15       10.65       9.23       3.65
Net assets at end of
  period (000)          $ 414,435   $ 500,464   $ 377,528  $ 308,798  $ 301,589
Ratio of expenses to
  average net assets (%)      .32         .31         .30        .30        .32
Ratio of net investment
  income to average net
  assets (%)                 6.77        6.24        6.48       6.93       6.90
Portfolio turnover (%)      80.06       64.93       60.85      77.82     127.77

-------------
*  Assumes reinvestment of all dividend income distributions during the period.

                                   APPENDIX A

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH WE MAY INVEST THE FUND'S ASSETS:

REPURCHASE AGREEMENTS

We may invest the Fund's assets in repurchase agreements that are exclusively collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies or instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are divided into pieces (tranches) with varying maturities. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments. Failure to accurately predict prepayments can adversely affect the Fund's return on these investments. CMOs may also be less marketable than other securities.

WHEN-ISSUED SECURITIES

We may invest the Fund's assets in new issues of debt securities offered on a when-issued basis.

* Delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment.

*   The Fund does not earn interest on the securities until settlement, and the
    market  value  of  the  securities  may  fluctuate   between  purchase  and
    settlement.

*   Such securities can be sold before settlement date.

VARIABLE RATE SECURITIES

We may invest the Fund's assets in securities that bear interest at rates which are adjusted periodically to market rates.

* These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.

* Because the interest rates of variable rate securities are periodically adjusted to reflect current market rates, their market value is less affected by changes in prevailing interest rates than the market value of securities with fixed interest rates.

* The market value of a variable rate security usually tends toward par (100% of face value) at interest rate adjustment time.

ILLIQUID SECURITIES

We may invest up to 15% of the Fund's net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

USAA Family of No-Load Mutual Funds

The USAA Family of No-Load Mutual Funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide you with the opportunity to formulate your own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund, subject to the limitations described earlier. For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, call us for a Prospectus. Read it carefully before you invest. Mutual fund operating expenses apply and continue throughout the life of the Fund.

      FUND TYPE/NAME              RISK
  ==============================================
  CAPITAL APPRECIATION
  ----------------------------------------------
  Aggressive Growth            Very high
  Emerging Markets             Very high
  First Start Growth           Moderate to high
  Gold                         Very high
  Growth                       Moderate to high
  Growth & Income              Moderate
  International                Moderate to high
  S&P 500 Index                Moderate
  Science & Technology         Very high
  Small Cap Stock              Very high
  World Growth                 Moderate to high
  ----------------------------------------------
  ASSET ALLOCATION
  ----------------------------------------------
  Balanced Strategy            Moderate
  Cornerstone Strategy         Moderate
  Growth and Tax Strategy      Moderate
  Growth Strategy              Moderate to high
  Income Strategy              Low to moderate
  ----------------------------------------------
  INCOME -- TAXABLE
  ----------------------------------------------
  GNMA                         Low to moderate
  High-Yield Opportunities     High
  Income                       Moderate
  Income Stock                 Moderate
  Intermediate-Term Bond       Low to moderate
  Short-Term Bond              Low
  ----------------------------------------------
  INCOME -- TAX EXEMPT
  ----------------------------------------------
  Long-Term                    Moderate
  Intermediate-Term            Low to moderate
  Short-Term                   Low
  State Bond/Income            Moderate
  ----------------------------------------------
  MONEY MARKET
  ----------------------------------------------
  Money Market                 Low
  Tax Exempt Money Market      Low
  Treasury Money Market Trust  Low
  State Money Market           Low
  ==============================================

     FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

     S&P(R) IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC., AND HAS BEEN LICENSED FOR USE. THE PRODUCT IS NOT SPONSORED, SOLD, OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE PRODUCT.

     SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES.

     CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS ARE OFFERED ONLY TO RESIDENTS OF THOSE STATES.

     AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

     THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES.

                                     NOTES

If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's Statement of Additional Information (SAI), Annual or Semiannual Report, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this Prospectus. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

===============================================================================
                INVESTMENT ADVISER, UNDERWRITER, AND DISTRIBUTOR
                       USAA Investment Management Company
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288
         ------------------------------------------------------------
             TRANSFER AGENT                           CUSTODIAN
    USAA Shareholder Account Services    State Street Bank and Trust Company
        9800 Fredericksburg Road                    P.O. Box 1713
        San Antonio, Texas 78288             Boston, Massachusetts 02105
         ------------------------------------------------------------
                           TELEPHONE ASSISTANCE HOURS
                         Call toll free - Central Time
                     Monday - Friday 6:00 a.m. to 10:00 p.m.
                        Saturday 8:30 a.m. to 5:00 p.m.
                         Sunday 11:30 a.m. to 8:00 p.m.
         ------------------------------------------------------------
                   FOR ADDITIONAL INFORMATION ON MUTUAL FUNDS
                   1-800-531-8181 (in San Antonio, 456-7200)
                For account servicing, exchanges, or redemptions
                   1-800-531-8448 (in San Antonio, 456-7202)
         ------------------------------------------------------------
                       RECORDED MUTUAL FUND PRICE QUOTES
                        24-Hour Service (from any phone)
                   1-800-531-8066 (in San Antonio, 498-8066)
         ------------------------------------------------------------
                         MUTUAL FUND USAA TOUCHLINE(R)
                         (from touch-tone phones only)
              For account balance, last transaction, fund prices,
                       or to exchange/redeem fund shares
                   1-800-531-8777 (in San Antonio, 498-8777)
         ------------------------------------------------------------
                                INTERNET ACCESS
                                   usaa.com
===============================================================================

                    Investment Company Act File no. 811-4019

                                     Part A

                               Prospectus for the
                          Treasury Money Market Trust
                               is included herein

                              USAA TREASURY MONEY
                                  MARKET TRUST

                                   PROSPECTUS
                                OCTOBER 1, 2000

As with other mutual funds, the Securities and Exchange Commission has not approved or disapproved of this Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                               TABLE OF CONTENTS

  What is the Fund's Investment Objective and Main Strategy?.............  2
  Main Risks of Investing in This Fund...................................  2
  Is This Fund for You?..................................................  3
  Could the Value of Your Investment in This Fund Fluctuate?.............  3
  Fees and Expenses......................................................  5
  Fund Investments.......................................................  6
  Fund Management........................................................  8
  Using Mutual Funds in an Investment Program............................  8
  How to Invest..........................................................  9
  Important Information About Purchases and Redemptions.................. 13
  Exchanges.............................................................. 14
  Shareholder Information................................................ 15
  Financial Highlights................................................... 17
  Appendix A ............................................................ 18
  Appendix B ............................................................ 19

USAA Investment Management Company manages this Fund. For easier reading, USAA Investment Management Company will be referred to as "we" or "us" throughout the Prospectus.

WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY?

The Fund has an objective of providing investors maximum current income while maintaining the highest degree of safety and liquidity. We will attempt to achieve this objective by investing the Fund's assets in U.S. government securities with maturities of 397 days or less. Most of the Fund's investments will be in U.S. Treasury bills, notes and bonds, and repurchase agreements collateralized by these instruments.

Because any  investment  involves  risk,  there is no assurance that the Fund's
objective  will  be  achieved.   See  FUND  INVESTMENTS  on  page  6  for  more
information.

MAIN RISKS OF INVESTING IN THIS FUND

The primary risk of investing in this Fund is interest rate risk.

* INTEREST RATE RISK involves the possibility that the value of the Fund's investments in U.S. government securities will fluctuate due to changes in interest rates.

    IF INTEREST RATES INCREASE: the yield of the Fund may increase, which would likely increase the Fund's total return.

    IF INTEREST RATES DECREASE: the yield of the Fund may decrease, which may decrease the Fund's total return.

Money market funds are sometimes confused with savings accounts. A savings account is a deposit with a bank. The bank is obligated to return the amount deposited and to pay you interest for the use of your money. Up to a certain amount, the Federal Deposit Insurance Corporation (FDIC) will insure that the bank meets its obligations.

This Fund is not a savings account but, rather, is a money market mutual fund that issues and redeems its shares at the Fund's per share net asset value
(NAV). The Fund always seeks to maintain a constant NAV of $1 per share. Just as a savings account pays interest on the amount deposited, the Fund pays dividends on the shares you own. If these dividends are reinvested in the Fund, the value of your account will grow over time.

Unlike a savings account, however, an investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in this Fund.

IS THIS FUND FOR YOU?

THIS FUND MIGHT BE APPROPRIATE AS PART OF YOUR INVESTMENT PORTFOLIO IF . . .

   *  You need your money back within a short period.
   *  You need to preserve principal.
   *  You want a low-risk investment.
   *  You would like checkwriting privileges on the account.

This Fund MAY NOT be appropriate as part of your investment portfolio if . . .

   *  You need a high total return to achieve your goals.
   *  Your primary goal is long-term growth.

This Fund by itself does not constitute a balanced investment program. Diversifying your investments may improve your long-run investment return and lower the volatility of your overall investment portfolio.

COULD THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?

Yes, it could. We manage the Fund in accordance with strict Securities and Exchange Commission guidelines designed to preserve the Fund's value at $1 per share, although, of course, we cannot guarantee that the value will remain at $1 per share. The value of your investment typically will grow through reinvested dividends.

The bar chart shown on the next page illustrates the Fund's volatility and performance from year to year for each full calendar year since the Fund's inception.

Total Return

All mutual funds must use the same formula to calculate total return.

[SIDE BAR]
     TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

[BAR CHART]
                        CALENDAR YEAR     TOTAL RETURN
                             1992*            3.54%
                             1993             2.82%
                             1994             3.79%
                             1995             5.59%
                             1996             5.10%
                             1997             5.21%
                             1998             5.11%
                             1999             4.70%

                 * FUND BEGAN OPERATIONS ON FEBRUARY 1, 1991.

                   THE FUND'S TOTAL RETURN FOR THE SIX-MONTH
                    PERIOD ENDED JUNE 30, 2000, WAS 2.70%.

During the periods shown in the above bar chart, the highest total return for a quarter was 1.42% (quarter ending June 30, 1995) and the lowest total return for a quarter was .69% (quarter ending June 30, 1993).

The table below shows the Fund's average annual total returns for the one- and five-year periods, as well as the life of the Fund. Remember, historical performance does not necessarily indicate what will happen in the future.

===========================================================================
  Average Annual
  Total Returns                                             Since Fund's
  (for the periods ending         Past        Past          Inception on
  December 31, 1999)             1 Year      5 Years      February 1, 1991
---------------------------------------------------------------------------
  Treasury Money Market Trust     4.70%       5.14%             4.55%
===========================================================================

[SIDE BAR]
     YIELD IS THE ANNUALIZED NET INCOME OF THE FUND DURING A SPECIFIED PERIOD AS A PERCENTAGE OF THE FUND'S SHARE PRICE.

     EFFECTIVE YIELD IS CALCULATED SIMILAR TO THE YIELD, HOWEVER, WHEN ANNUALIZED, THE INCOME EARNED IS ASSUMED TO BE REINVESTED.

Yield

All mutual funds must use the same formulas to calculate yield and effective yield. The Fund typically advertises performance in terms of a 7-day yield and effective yield and may advertise total return. The 7-day yield quotation more closely reflects current earnings of the Fund than the total return quotation. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment. Current yields and effective yields fluctuate daily and will vary with factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio. The Fund's 7-day yield for the period ended December 31, 1999, was 4.51%.

Please consider performance information in light of the Fund's investment objective and policies and market conditions during the reported time periods. The value of your shares may go up or down. For the most current price, yield, and return information for this Fund, you may call USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices, yields, and returns. Then, press 59# when asked for the Fund Code. You may also access this information through our usaa.com Internet web site once your account has been established.

[SIDE BAR]
                              TOUCHLINE GRAPHIC]
                                 TOUCHLINE (R)
                                1-800-531-8777
                                     PRESS
                                       1
                                     THEN
                                       1
                                     THEN
                                     5 9 #

                                    TICKER
                                    SYMBOL
                                     UATXX

If you prefer to obtain this information from an on-line computer service, you can do so by using the ticker symbol "UATXX."

FEES AND EXPENSES

This summary shows what it will cost you, directly and indirectly, to invest in this Fund.

Shareholder Transaction Expenses -- (Direct Costs)

There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for receiving wires.)

Annual Fund Operating Expenses -- (Indirect Costs)

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian and transfer agent fees. The figures below show actual expenses during the past fiscal year ended May 31, 2000, and are calculated as a percentage of average net assets.

      ======================================================
           Management Fees                       .13%
           Distribution (12b-1) Fees             None
           Other Expenses                        .22%
                                                 ----
           Total Annual Fund Operating Expenses  .35%
                                                 ====
      =======================================================

[SIDE  BAR]
     12b-1 FEES - SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.

Example of Effect of the Fund's Operating Expenses

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a

$10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

              =====================================
                    1 year..............$  36
                    3 years.............  113
                    5 years.............  197
                   10 years.............  444
              =====================================

FUND INVESTMENTS

Principal Investment Strategies and Risks

  Q    What is the Fund's principal investment strategy?

  A The Fund's principal strategy is the investment of its assets exclusively in securities with maturities of 397 days or less that are backed by the full faith and credit of the U.S. government and repurchase agreements collateralized by such securities.

  Q What types of U.S. government securities will the Fund's assets be invested in?

  A Under normal market conditions, we will invest the Fund's assets primarily in U.S. Treasury bills, notes and bonds, and repurchase agreements collateralized by such obligations.

  Q May the Fund's assets be invested in any other types of U.S. government securities?

  A Yes. We may invest up to 35% of the Fund's total assets in other obligations that have been backed by the full faith and credit of the U.S. government, including securities issued by any of the following agencies and instrumentalities:

       *   General Services Administration,
       *   Government National Mortgage Association,
       *   Overseas Private Investment Corporation,
       *   Rural Electrification Administration,
       *   Small Business Administration,
       *   Federal Financing Bank, and
       *   repurchase agreements collateralized by such obligations.

  Q    Will the Fund always maintain a net asset value of $1 per share?

[SIDE BAR]
     DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THE TOTAL BY THE DOLLAR VALUE OF THE FUND'S PORTFOLIO.

  A While we will endeavor to maintain a constant Fund net asset value of $1 per share, there is no assurance that we will be able to do so. Remember, the shares are neither insured nor guaranteed by the U.S. government. As such, the Fund carries some risk.

       There is also a risk that rising interest rates will cause the value of the Fund's securities to decline. We attempt to minimize this interest risk by limiting the maturity of each security to 397 days or less and maintaining a dollar-weighted average portfolio maturity for the Fund of 90 days or less.

  Q Will any portion of the Fund's dividends be exempt from state personal income taxes?

  A Possibly. Under federal law, the income received from obligations issued by the U.S. government and certain of its agencies and instrumentalities is exempt from state personal income taxes. Many states that impose a personal income tax permit mutual funds to pass through this tax exemption to you as a shareholder of the Fund.

       We anticipate that some portion of the dividends paid to shareholders residing in these states will qualify for this exemption from state taxation. We urge you to consult your own tax adviser about the status of distributions from the Fund in your own state and locality.

  Q    How are the decisions to buy and sell securities made?

  A We evaluate securities in the marketplace based on the Fund's objective of maximizing current income while maintaining the highest degree of safety and liquidity. For the Treasury Money Market Trust this process is facilitated by only purchasing full faith and credit obligations of the U.S. government or repurchase agreements collateralized by such securities. On any given day, we evaluate the government securities market compared to the repurchase agreement market to decide which provides the most value to the shareholder. Furthermore, regulations governing money market funds limit purchases of a security to a maximum of 397 days and limit the Fund to a maximum average maturity of 90 days.

For additional information about other securities in which we may invest the Fund's assets, see APPENDIX A on page 18.

FUND MANAGEMENT

USAA Investment Management Company serves as the manager and distributor of this Fund. We are an affiliate of United Services Automobile Association
(USAA), a large, diversified financial services institution. As of the date of this Prospectus, we had approximately $43 billion in total assets under management. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

We provide management services to the Fund pursuant to an Advisory Agreement. We are responsible for managing the Fund's portfolio (including placement of brokerage orders) and its business affairs, subject to the authority of and supervision by the Fund's Board of Trustees. For our services, the Fund pays us an annual fee. This fee was computed and paid at one-eighth of one percent (.125%) of average net assets for the fiscal year ended May 31, 2000. We also provide services related to selling the Fund's shares and receive no compensation for those services.

Portfolio Manager

[PHOTOGRAPH]
PAMELA BLEDSOE NOBLE

Pamela Bledsoe Noble, Vice President of Money Market Funds, has managed the Fund since May 1996. She has 12 years investment management experience and has worked for us for nine years. Ms. Noble earned the Chartered Financial Analyst designation in 1992 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. She holds an MBA from Texas Christian University and a BS from Louisiana Tech University.

USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

I. The Idea Behind Mutual Funds

Mutual funds provide small investors some of the advantages enjoyed by wealthy investors. A relatively small investment can buy part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA Family of Funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to very wealthy people.

II. Using Funds in an Investment Program

In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA Family of Funds.

For example, assume you wish to invest in a widely diversified portfolio. You could combine an investment in the Treasury Money Market Trust with investments in other mutual funds that invest in stocks of large and small companies and high-dividend stocks. This is just one way you could combine funds to fit your own risk and reward goals.

III. USAA's Family of Funds

We offer you another alternative with our asset strategy funds listed in APPENDIX B under asset allocation on page 19. These unique mutual funds provide a professionally managed, diversified investment portfolio within a mutual fund. Designed for the individual who prefers to delegate the asset allocation process to an investment manager, their structure achieves diversification across a number of investment categories.

Whether you prefer to create your own mix of mutual funds or use a USAA Asset Strategy Fund, the USAA Family of Funds provides a broad range of choices covering just about any investor's investment objectives. Our member service representatives stand ready to assist you with your choices and to help you craft a portfolio to meet your needs. Refer to APPENDIX B on page 19 for a complete list of the USAA Family of No-Load Mutual Funds.

HOW TO INVEST

Purchase of Shares

OPENING AN ACCOUNT

You may open an account and make an investment as described below by mail, in person, bank wire, phone, or on the Internet. A complete, signed application is required to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund unless the registration is different.

TAX ID NUMBER

Each shareholder named on the account must provide a social security number or tax identification number to avoid possible tax withholding requirements set forth by the IRS.

EFFECTIVE DATE

When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4:00 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day the NYSE is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

If you plan to purchase Fund shares with a foreign check, we suggest you convert your foreign check to U.S. dollars prior to investment in the Fund. This will avoid a potential four- to six-week delay in the effective date of your purchase. Furthermore, a bank charge may be assessed in the clearing process, which will be deducted from the amount of the purchase.

MINIMUM INVESTMENTS

INITIAL PURCHASE
[MONEY GRAPHIC]

* $3,000 [$500 Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) accounts and $250 for IRAs] or no initial investment if you elect to have monthly electronic investments of at least $50 per transaction, per account. We may periodically offer programs that reduce the minimum amounts for monthly electronic investments. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment.

ADDITIONAL PURCHASES

* $50 per transaction, per account (Except on transfers from brokerage accounts, which are exempt from the minimum).

HOW TO PURCHASE

MAIL
[ENVELOPE GRAPHIC]

*   To open an account, send your application and check to:
       USAA Investment Management Company
       9800 Fredericksburg Road
       San Antonio, TX 78288 (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

*   To add to  your  account,  send  your  check  and the  deposit  stub in the
    business  reply   envelope  that   accompanies   your  Fund's   transaction
    confirmation to the Transfer Agent:
       USAA Shareholder Account Services
       9800 Fredericksburg Road
       San Antonio, TX 78288

IN PERSON
[HANDSHAKE GRAPHIC]

* To open an account, bring your application and check to our San Antonio investment sales and service office at:
       USAA Federal Savings Bank
       10750 Robert F. McDermott Freeway
       San Antonio, TX 78288

BANK WIRE
[WIRE GRAPHIC]

* To open or add to your account, instruct your bank (which may charge a fee for the service) to wire the specified amount to the Fund as follows:
       State Street Bank and Trust Company
       Boston, MA 02101
       ABA#011000028
       Attn: USAA Treasury Money Market Trust
       USAA Account Number: 69384998
       Shareholder(s) Name(s)_______________________________________
       Shareholder(s) Mutual Fund Account Number ___________________

ELECTRONIC FUNDS TRANSFER (EFT)

[CALENDAR GRAPHIC]

* Additional purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)
[TELEPHONE GRAPHIC]

* If you have an existing USAA mutual fund account and would like to open a new account or exchange to another USAA Fund, call for instructions. To open an account by phone, the new account must have the same registration as your existing account.

USAA TOUCHLINE(R)1-800-531-8777 (IN SAN ANTONIO, 498-8777)
[TOUCHLINE GRAPHIC]

* In addition to obtaining account balance information, last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another USAA Fund, or make redemptions. This service is available with an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file.

INTERNET ACCESS - USAA.COM

[COMPUTER GRAPHIC]

* You can use your personal computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, you will need to call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access to your account, you will be able to open a new mutual fund account within an existing registration, exchange to another USAA Fund, make redemptions, review account activity, check balances, and more. To place orders by Internet, an ESA and EFT Buy/Sell authorization must be on file.

Redemption of Shares

You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4:00 p.m. Eastern
Time), your redemption will be effective on the next business day.

We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; and as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares and the price received upon redemption.

In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

HOW TO REDEEM

MAIL, IN PERSON, FAX, TELEGRAM, TELEPHONE, TOUCHLINE(R), OR INTERNET
[FAX MACHINE GRAPHIC]
* Send your written instructions to:
       USAA Shareholder Account Services
       9800 Fredericksburg Road
       San Antonio, TX 78288 (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)
* Visit a member service representative at our San Antonio investment sales and service office at USAA Federal Savings Bank.
* Send a signed fax to 1-800-292-8177, or send a telegram to USAA Shareholder Account Services.
* Call toll free 1-800-531-8448 (in San Antonio, 456-7202) to speak with a member service representative.

* Call toll free 1-800-531-8777 (in San Antonio, 498-8777) to access our 24-hour USAA TouchLine(R) service.
* Access our Internet web site at usaa.com.

Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained:
(1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) social security/tax identification number or date of birth of the registered account owner(s) for the account registration.
Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.

CHECKWRITING
[CHECKBOOK GRAPHIC]

* Return a signed signature card, which accompanies your application, or request a signature card separately and return to:
       USAA Shareholder Account Services
       9800 Fredericksburg Road
       San Antonio, TX 78288

You will not be charged for the use of checks or any subsequent reorders. Your checkwriting privilege is subject to State Street Bank and Trust Company's rules and regulations governing checking accounts. You may write checks in the amount of $250 or more. Checks written for less than $250 will be returned unpaid. Because the value of your account changes daily as dividends accrue, you may not write a check to close your account.

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

INVESTOR'S GUIDE to USAA Mutual Fund Services
[INVESTOR'S GUIDE GRAPHIC]

Upon your initial investment with us, you will receive the INVESTOR'S GUIDE to help you get the most out of your USAA mutual fund account and to assist you in your role as an investor. In the INVESTOR'S GUIDE, you will find additional information on purchases, redemptions, and methods of payment. You will also find in-depth information on automatic investment plans, shareholder statements and reports, and other useful information.

Account Balance

USAA Shareholder Account Services (SAS), the Fund's transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. The fee will reduce total transfer agency fees paid by the Fund to SAS. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

Fund Rights

The Fund reserves the right to:

*   reject purchase or exchange orders when in the best interest of the Fund;

* limit or discontinue the offering of shares of the Fund without notice to the shareholders;

* require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the Statement of Additional Information contains information on acceptable guarantors);

*   redeem an account with less than $900, with certain limitations.

EXCHANGES

Exchange Privilege

The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA Family of Funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Exchanges made through USAA TouchLine(R) and the Internet require an ESA and EFT Buy/Sell authorization on file. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; and as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares and the price received upon exchange.

The Fund has undertaken certain procedures regarding telephone transactions as described on page 13.

Exchange Limitations, Excessive Trading

To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. The limit on exchanges out of any Fund in the USAA Family of Funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA Family of Funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change terms of an exchange offer.

SHAREHOLDER INFORMATION

Share Price Calculation
[SIDE BAR]
                                 NAV PER SHARE
                                    EQUALS
                                 TOTAL ASSETS
                                     MINUS
                                  LIABILITIES
                                  DIVIDED BY
                                  # OF SHARES
                                  OUTSTANDING

The price at which you purchase and redeem Fund shares is equal to the net asset value (NAV) per share determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of the regular trading session of the NYSE, which is usually 4:00 p.m. Eastern Time. Securities are stated at amortized cost, which approximates market value.

For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's Statement of Additional Information.

Dividends and Distributions

Net investment income is accrued daily and paid on the last business day of the month. Daily dividends are declared at the time the NAV per share is calculated. Dividends shall begin accruing on shares purchased the day following the effective date and shall continue to accrue to the effective date of redemption. When you choose to receive cash dividends monthly, we will send you those funds that have accrued during the month after the payment date.

We will invest any dividend or distribution payment returned to us in your account at the then-current NAV per share. Dividend and distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

Federal Taxes

This tax information is quite general and refers to the federal income tax provisions in effect as of the date of this Prospectus. Note that the Taxpayer Relief Act of 1997 and the technical provisions adopted by the IRS Restructuring and Reform Act of 1998 may affect the status and treatment of certain distributions shareholders receive from the Fund. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

SHAREHOLDER - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares.

Regardless of the length of time you have held Fund shares, distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares.

WITHHOLDING - Federal law requires the Fund to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who:

*   fails to furnish the Fund with a correct tax identification number,
*   underreports dividend or interest income, or
*   fails to certify that he or she is not subject to withholding.

To avoid this withholding requirement, you must certify, on your application or on a separate Form W-9 supplied by the Fund's transfer agent, that your tax identification number is correct and you are not currently subject to backup withholding.

REPORTING - The Fund will report information to you annually concerning the tax status of dividends and distributions for federal income tax purposes.

Future Shareholder Mailings

Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent  the  rate  that an  investor  would  have  earned  (or  lost)  on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

                                       Year Ended May 31,
                      ---------------------------------------------------------
                          2000       1999        1998       1997        1996
                      ---------------------------------------------------------
Net asset value at
  beginning of period $    1.00   $    1.00   $    1.00   $   1.00    $   1.00
Net investment income       .05         .05         .05        .05         .05
Distributions from net
  investment income        (.05)       (.05)       (.05)      (.05)       (.05)
                      ---------------------------------------------------------
Net asset value at
  end of period       $    1.00   $    1.00   $    1.00   $   1.00    $   1.00
                      =========================================================
Total return (%)*          5.05        4.83        5.24       5.06        5.38
Net assets at end of
  period (000)        $ 153,400   $ 143,995   $ 106,679   $ 88,612    $ 76,777
Ratio of expenses to
  average net assets (%)    .35         .36        .375       .375        .375
Ratio of expenses
  to average net
  assets excluding
  reimbursements (%)        N/A         N/A        .392       .394        .403
Ratio of net investment
  income to average net
  assets (%)               5.00        4.69        5.11       4.95        5.23

--------------
*  Assumes reinvestment of all dividend income distributions during the period.

                                   APPENDIX A

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH WE MAY INVEST THE FUND'S ASSETS:

REPURCHASE AGREEMENTS

We may invest the Fund's assets in repurchase agreements that are exclusively collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies or instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security.

WHEN-ISSUED SECURITIES

We may invest the Fund's assets in new issues of debt securities offered on a when-issued basis.

* Delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment.

*   The Fund does not earn interest on the securities until settlement, and the
    market  value  of  the  securities  may  fluctuate   between  purchase  and
    settlement.

*   Such securities can be sold before settlement date.

VARIABLE RATE SECURITIES

We may invest the Fund's assets in securities that bear interest at rates, which are adjusted periodically to market rates.

* These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.

* Because the interest rates of variable rate securities are periodically adjusted to reflect current market rates, their market value is less affected by changes in prevailing interest rates than the market value of securities with fixed interest rates.

* The market value of a variable rate security usually tends toward par (100% of face value) at interest rate adjustment time.

ILLIQUID SECURITIES

We may invest up to 10% of the Fund's net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

                                  APPENDIX B

USAA Family of No-Load Mutual Funds

The USAA Family of No-Load Mutual Funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide you with the opportunity to formulate your own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund, subject to the limitations described earlier. For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, call us for a Prospectus. Read it carefully before you invest. Mutual fund operating expenses apply and continue throughout the life of the Fund.

    FUND TYPE/NAME              RISK
  ==============================================
  CAPITAL APPRECIATION
  ----------------------------------------------
  Aggressive Growth            Very high
  Emerging Markets             Very high
  First Start Growth           Moderate to high
  Gold                         Very high
  Growth                       Moderate to high
  Growth & Income              Moderate
  International                Moderate to high
  S&P 500 Index                Moderate
  Science & Technology         Very high
  Small Cap Stock              Very high
  World Growth                 Moderate to high
  ----------------------------------------------
  ASSET ALLOCATION
  ----------------------------------------------
  Balanced Strategy            Moderate
  Cornerstone Strategy         Moderate
  Growth and Tax Strategy      Moderate
  Growth Strategy              Moderate to high
  Income Strategy              Low to moderate
  ----------------------------------------------
  INCOME -- TAXABLE
  ----------------------------------------------
  GNMA                         Low to moderate
  High-Yield Opportunities     High
  Income                       Moderate
  Income Stock                 Moderate
  Intermediate-Term Bond       Low to moderate
  Short-Term Bond              Low
  ----------------------------------------------
  INCOME -- TAX EXEMPT
  ----------------------------------------------
  Long-Term                    Moderate
  Intermediate-Term            Low to moderate
  Short-Term                   Low
  State Bond/Income            Moderate
  ----------------------------------------------
  MONEY MARKET
  ----------------------------------------------
  Money Market                 Low
  Tax Exempt Money Market      Low
  Treasury Money Market Trust  Low
  State Money Market           Low
  ==============================================

     FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

     S&P(R) IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC., AND HAS BEEN LICENSED FOR USE. THE PRODUCT IS NOT SPONSORED, SOLD, OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE PRODUCT.

     SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES.

     CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS ARE OFFERED ONLY TO RESIDENTS OF THOSE STATES.

     AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

     THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES.

If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's Statement of Additional Information (SAI), Annual or Semiannual Report, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this Prospectus. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

===============================================================================
                INVESTMENT ADVISER, UNDERWRITER, AND DISTRIBUTOR
                       USAA Investment Management Company
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288
         ------------------------------------------------------------
             TRANSFER AGENT                           CUSTODIAN
    USAA Shareholder Account Services    State Street Bank and Trust Company
        9800 Fredericksburg Road                    P.O. Box 1713
        San Antonio, Texas 78288             Boston, Massachusetts 02105
         ------------------------------------------------------------
                           TELEPHONE ASSISTANCE HOURS
                         Call toll free - Central Time
                     Monday - Friday 6:00 a.m. to 10:00 p.m.
                        Saturday 8:30 a.m. to 5:00 p.m.
                         Sunday 11:30 a.m. to 8:00 p.m.
         ------------------------------------------------------------
                   FOR ADDITIONAL INFORMATION ON MUTUAL FUNDS
                   1-800-531-8181 (in San Antonio, 456-7200)
                For account servicing, exchanges, or redemptions
                   1-800-531-8448 (in San Antonio, 456-7202)
         ------------------------------------------------------------
                       RECORDED MUTUAL FUND PRICE QUOTES
                        24-Hour Service (from any phone)
                   1-800-531-8066 (in San Antonio, 498-8066)
         ------------------------------------------------------------
                         MUTUAL FUND USAA TOUCHLINE(R)
                         (from touch-tone phones only)
              For account balance, last transaction, fund prices,
                       or to exchange/redeem fund shares
                   1-800-531-8777 (in San Antonio, 498-8777)
         ------------------------------------------------------------
                                INTERNET ACCESS
                                   usaa.com
===============================================================================

                    Investment Company Act File no. 811-4019

                                     Part B


                  Statement of Additional Information for the

  Income Strategy Fund, Growth and Tax Strategy Fund, Balanced Strategy Fund, Cornerstone Strategy Fund, Growth Strategy Fund, Emerging Markets Fund, Gold
        Fund, International Fund, and World Growth Fund, GNMA Trust and
                          Treasury Money Market Trust

                               is included herein

USAA      USAA                                        STATEMENT OF
EAGLE     INVESTMENT                                  ADDITIONAL INFORMATION
LOGO      TRUST                                       OCTOBER 1, 2000

-------------------------------------------------------------------------------

                             USAA INVESTMENT TRUST

USAA INVESTMENT TRUST (the Trust) is a registered investment company offering shares of eleven no-load mutual funds which are described in this Statement of Additional Information (SAI): the Income Strategy Fund, Growth and Tax Strategy Fund, Balanced Strategy Fund, Cornerstone Strategy Fund, Growth Strategy Fund, Emerging Markets Fund, Gold Fund, International Fund, World Growth Fund, GNMA Trust, and Treasury Money Market Trust (collectively, the Funds). Each Fund is classified as diversified.

You may obtain a free copy of a Prospectus dated October 1, 2000, for each Fund by writing to USAA Investment Trust, 9800 Fredericksburg Road, San Antonio, TX 78288, or by calling toll free 1-800-531-8181. The Prospectus provides the basic information you should know before investing in the Funds. This SAI is not a Prospectus and contains information in addition to and more detailed than that set forth in each Fund's Prospectus. It is intended to provide you with additional information regarding the activities and operations of the Trust and the Funds, and should be read in conjunction with each Fund's Prospectus.

The financial statements of the Funds and the Independent Auditors' Report thereon for the fiscal year ended May 31, 2000, are included in the accompanying Annual Report to Shareholders of that date and are incorporated herein by reference.

-------------------------------------------------------------------------------

                               TABLE OF CONTENTS

        PAGE

           2   Valuation of Securities
           2   Conditions of Purchase and Redemption
           3   Additional Information Regarding Redemption of Shares
           4   Investment Plans
           5   Investment Policies
           9   Special Risk Considerations
           9   Investment Restrictions
          11   Portfolio Transactions
          14   Description of Shares
          15   Tax Considerations
          16   Trustees and Officers of the Trust
          19   The Trust's Manager
          20   General Information
          21   Calculation of Performance Data
          22   Appendix A - Long-Term and Short-Term Debt Ratings
          24   Appendix B - Comparison of Portfolio Performance
          28   Appendix C - Dollar-Cost Averaging

                            VALUATION OF SECURITIES

Shares of each Fund are offered on a continuing, best-efforts basis through USAA Investment Management Company (IMCO or the Manager). The offering price for shares of each Fund is equal to the current net asset value (NAV) per share. The NAV per share of each Fund is calculated by adding the value of all its portfolio securities and other assets, deducting its liabilities, and dividing by the number of shares outstanding.

     A Fund's NAV per share is calculated each day, Monday through Friday, except days on which the New York Stock Exchange (NYSE) is closed. The NYSE is currently scheduled to be closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

     The value of securities of each Fund (except Treasury Money Market Trust) is determined by one or more of the following methods:

 (1) Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are valued at the last quoted sales price, or the most recently determined closing price calculated according to local market convention, available at the time a Fund is valued. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

 (2) Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices at the time trading closes on the NYSE.

 (3) Debt securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value. Repurchase agreements are valued at cost.

 (4) Other debt and government securities are valued each business day by a pricing service (the Service) approved by the Board of Trustees. The
      Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers in securities, and general market conditions.

 (5) Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Trustees.

     The value of the Treasury Money Market Trust's securities is stated at amortized cost, which approximates market value. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates. While this method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Trust would receive upon the sale of the instrument.

     The valuation of the Treasury Money Market Trust's portfolio instruments based upon their amortized cost is subject to the Fund's adherence to certain procedures and conditions. Consistent with regulatory requirements, the Manager will only purchase securities with remaining maturities of 397 days or less and will maintain a dollar-weighted average portfolio maturity of no more than 90 days. The Manager will invest only in securities that have been determined to present minimal credit risk and that satisfy the quality and diversification requirements of applicable rules and regulations of the Securities and Exchange Commission (SEC).

     The Board of Trustees has established procedures designed to stabilize the Treasury Money Market Trust's price per share, as computed for the purpose of sales and redemptions, at $1. There can be no assurance, however, that the Fund will at all times be able to maintain a constant $1 NAV per share. Such procedures include review of the Fund's holdings at such intervals as is deemed appropriate to determine whether the Fund's NAV calculated by using available market quotations deviates from $1 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event that it is determined that such a deviation exists, the Board of Trustees will take such corrective action as it regards as necessary and appropriate. Such action may include, among other options, selling portfolio instruments prior to maturity to the Manager or another party, withholding dividends, or establishing an NAV per share by using available market quotations.

                     CONDITIONS OF PURCHASE AND REDEMPTION

NONPAYMENT

If any order to purchase shares is canceled due to nonpayment or if the Trust does not receive good funds either by check or electronic funds transfer, USAA Shareholder Account Services (Transfer Agent) will treat the cancellation as a redemption of shares purchased, and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, the Transfer Agent can redeem shares from any of your accounts as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA Family of Funds. A $25 fee is charged for all returned items, including checks and electronic funds transfers.

TRANSFER OF SHARES

You may transfer Fund shares to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred, the signatures of all registered owners, and all stock certificates, if any, which are the subject of transfer. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as divorce, marriage, or death. If a new account needs to be established, you must complete and return an application to the Transfer Agent.

             ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

The value of your investment at the time of redemption may be more or less than the cost at purchase, depending on the value of the securities held in each Fund's portfolio. Requests for redemption that are subject to any special conditions or which specify an effective date other than as provided herein cannot be accepted. A gain or loss for tax purposes may be realized on the sale of shares, depending upon the price when redeemed.

     The Board of Trustees may cause the redemption of an account with a balance of less than $900, provided that (1) the value of such account has been reduced below the minimum initial investment required in such Fund at the time of the establishment of the account to less than $900 entirely for reasons other than market action, (2) the account has remained below the minimum initial investment for six months, and (3) 60 days' prior written notice of the proposed redemption has been sent to you. Shares will be redeemed at the NAV on the date fixed for redemption by the Board of Trustees. Prompt payment will be made by mail to your last known address.

     The Trust reserves the right to suspend the right of redemption or postpone the date of payment (1) for any periods during which the NYSE is closed, (2) when trading in the markets the Trust normally utilizes is restricted, or an emergency exists as determined by the SEC so that disposal of the Trust's investments or determination of its NAV is not reasonably practicable, or (3) for such other periods as the SEC by order may permit for protection of the Trust's shareholders.

     For the mutual  protection  of the investor  and the Funds,  the Trust may require a signature guarantee. If required, EACH signature on the account registration must be guaranteed. Signature guarantees are acceptable from FDIC member banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations. A signature guarantee for active duty military personnel stationed abroad may be provided by an officer of the United States Embassy or Consulate, a staff officer of the Judge Advocate General, or an individual's commanding officer.

REDEMPTION BY CHECK

Shareholders in the Treasury Money Market Trust may request that checks be issued for their accounts. Checks must be written in amounts of at least $250.

     Checks issued to shareholders of the Treasury Money Market Trust will be sent only to the person in whose name the account is registered. The checks must be manually signed by the registered owner(s) exactly as the account is registered. For joint accounts the signature of either or both joint owners will be required on the check, according to the election made on the signature card. You will continue to earn dividends until the shares are redeemed by the presentation of a check.

     When a check is presented to the Transfer Agent for payment, a sufficient number of full and fractional shares from your account will be redeemed to cover the amount of a check. If the account balance is not adequate to cover the amount of a check, the check will be returned unpaid. Because the value of the account changes as dividends are accrued on a daily basis, checks may not be used to close an account.

     The checkwriting privilege is subject to the customary rules and regulations of State Street Bank and Trust Company (State Street Bank or the Custodian) governing checking accounts. There is no charge to you for the use of the checks or for subsequent reorders of checks.

     The Trust reserves the right to assess a processing fee against your account for any redemption check not honored by a clearing or paying agent. Currently, this fee is $25 and is subject to change at any time. Some examples of such dishonor are improper endorsement, checks written for an amount less than the minimum check amount, and insufficient or uncollectible funds.

     The Trust, the Transfer Agent, and State Street Bank each reserve the right to change or suspend the checkwriting privilege upon 30 days' written notice to participating shareholders.

     You may request that the Transfer Agent stop payment on a check. The Transfer Agent will use its best efforts to execute stop payment instructions, but does not guarantee that such efforts will be effective. The Transfer Agent will charge you $20 for each stop payment you request.

                                INVESTMENT PLANS

The Trust makes available the following investment plans to shareholders of all the Funds. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. You may terminate your participation in a plan at any time. Please call the Manager for details and necessary forms or applications.

AUTOMATIC PURCHASE OF SHARES

INVESTART(R) - A no initial investment plan. With this plan the regular minimum initial investment amount is waived if you make monthly additions of at least $50 through electronic funds transfer from a checking or savings account.

INVESTRONIC(R) - The regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per month.

DIRECT PURCHASE  SERVICE - The periodic  purchase of shares through  electronic
funds  transfer  from  a   non-governmental   employer,   an   income-producing
investment, or an account with a participating financial institution.

DIRECT DEPOSIT PROGRAM - The monthly transfer of certain federal benefits to directly purchase shares of a USAA mutual fund. Eligible federal benefits include: Social Security, Supplemental Security Income, Veterans Compensation and Pension, Civil Service Retirement Annuity, and Civil Service Survivor Annuity.

GOVERNMENT ALLOTMENT - The transfer of military pay by the U.S. Government Finance Center for the purchase of USAA mutual fund shares.

AUTOMATIC PURCHASE PLAN - The periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund. There is a minimum investment required for this program of $5,000 in the money market fund, with a monthly transaction minimum of $50.

BUY/SELL SERVICE - The intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account. You may initiate a "buy" or "sell" whenever you choose.

DIRECTED DIVIDENDS - If you own shares in more than one of the Funds in the USAA Family of Funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to purchase shares automatically in another fund.

     Participation in these systematic purchase plans allows you to engage in dollar-cost averaging. For additional information concerning the benefits of dollar-cost averaging, see APPENDIX C.

SYSTEMATIC WITHDRAWAL PLAN

If you own shares having a net asset value of $5,000 or more in a single investment account (accounts in different Funds cannot be aggregated for this purpose) you may request that enough shares to produce a fixed amount of money be liquidated from the account monthly or quarterly. The amount of each withdrawal must be at least $50. Using the electronic funds transfer service, you may choose to have withdrawals electronically deposited at your bank or other financial institution. You may also elect to have checks mailed to a designated address.

     This plan may be initiated by depositing shares worth at least $5,000 with the Transfer Agent and by completing a Systematic Withdrawal Plan application, which may be requested from the Manager. You may terminate participation in the plan at any time. You are not charged for withdrawals under the Systematic Withdrawal Plan. The Trust will not bear any expenses in administering the plan beyond the regular transfer agent and custodian costs of issuing and redeeming shares. The Manager will bear any additional expenses of administering the plan.

     Withdrawals will be made by redeeming full and fractional shares on the date you select at the time the plan is established. Withdrawal payments made under this plan may exceed dividends and distributions and, to this extent, will involve the use of principal and could reduce the dollar value of your investment and eventually exhaust the account. Reinvesting dividends and distributions helps replenish the account. Because share values and net investment income can fluctuate, you should not expect withdrawals to be offset by rising income or share value gains.

     Each redemption of shares may result in a gain or loss, which must be reported on your income tax return. Therefore, you should keep an accurate record of any gain or loss on each withdrawal.

TAX-DEFERRED RETIREMENT  PLANS  (NOT available  in the  Growth and Tax Strategy
Fund)

Federal taxes on current income may be deferred if you qualify for certain types of retirement programs. For your convenience, the Manager offers 403(b)(7) accounts and various forms of IRAs. You may make investments in one or any combination of the portfolios described in the Prospectus of each Fund of USAA Investment Trust and USAA Mutual Fund, Inc.

     Retirement plan applications for the IRA and 403(b)(7) programs should be sent directly to USAA Shareholder Account Services, 9800 Fredericksburg Road, San Antonio, TX 78288. USAA Federal Savings Bank serves as Custodian of these tax-deferred retirement plans under the programs made available by the Manager. Applications for these retirement plans received by the Manager will be forwarded to the Custodian for acceptance.

     An administrative fee of $20 is deducted from the money sent to you after closing an account. Exceptions to the fee are: partial distributions, total transfer within USAA, and distributions due to disability or death. This charge is subject to change as provided in the various agreements. There may be additional charges, as mutually agreed upon between you and the Custodian, for further services requested of the Custodian.

     Each employer or individual establishing a tax-deferred retirement plan is advised to consult with a tax adviser before establishing the plan. You may obtain detailed information about the plans from the Manager.

                              INVESTMENT POLICIES

The sections captioned WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY? and FUND INVESTMENTS in each Fund's Prospectus describe the fundamental investment objective(s) and the investment policies applicable to each Fund. Each Fund's objective(s) cannot be changed without shareholder approval. The following is provided as additional information.

SECTION 4(2) COMMERCIAL PAPER AND RULE 144A SECURITIES

The Income Strategy, Balanced Strategy, and Growth Strategy, may invest in commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (Section 4(2) Commercial Paper). Section 4(2) Commercial Paper is restricted as to disposition under the federal securities laws; therefore, any resale of Section 4(2) Commercial Paper must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) Commercial Paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) Commercial Paper, thus providing liquidity.

     Each Fund, except the GNMA Trust and the Treasury Money Market Trust, may also purchase restricted securities eligible for resale to "qualified institutional buyers" pursuant to Rule 144A under the Securities Act of 1933 (Rule 144A Securities). Rule 144A provides a non-exclusive safe harbor from the registration requirements of the Securities Act of 1933 for resales of certain securities to institutional investors.

MUNICIPAL LEASE OBLIGATIONS

The Income Strategy, Balanced Strategy, Growth Strategy, and Growth and Tax Strategy Funds may invest in municipal lease obligations, installment purchase contract obligations, and certificates of participation in such obligations (collectively, lease obligations). A lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, although the lease obligation is ordinarily backed by the municipality's covenant to budget for the payments due under the lease obligation.

     Certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In evaluating a potential investment in such a lease obligation, the Manager will consider: (1) the credit quality of the obligor;
(2) whether the underlying property is essential to a governmental function; and (3) whether the lease obligation contains covenants prohibiting the obligor from substituting similar property if the obligor fails to make appropriations for the lease obligation.

LIQUIDITY DETERMINATIONS

The Board of Trustees has established guidelines pursuant to which Municipal Lease Obligations, Section 4(2) Commercial Paper and Rule 144A Securities, and certain restricted debt securities that are subject to unconditional put or demand features exercisable within seven days (Restricted Put Bonds) may be determined to be liquid for purposes of complying with SEC limitations applicable to each Fund's investments in illiquid securities. In determining the liquidity of Municipal Lease Obligations, Section 4(2) Commercial Paper and Rule 144A Securities, the Manager will consider the following factors, among others, established by the Board of Trustees: (1) the frequency of trades and quotes for the security, (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (3) dealer undertakings to make a market in the security, and (4) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer. Additional factors considered by the Manager in determining the liquidity of a municipal lease obligation are: (1) whether the lease obligation is of a size that will be attractive to institutional investors, (2) whether the lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor, and (3) such other factors as the Manager may determine to be relevant to such determination. In determining the liquidity of Restricted Put Bonds, the Manager will evaluate the credit quality of the party (the Put Provider) issuing (or unconditionally guaranteeing performance on) the unconditional put or demand feature of the Restricted Put Bond. In evaluating the credit quality of the Put Provider, the Manager will consider all factors that it deems indicative of the capacity of the Put Provider to meet its obligations under the Restricted Put Bond based upon a review of the Put Provider's outstanding debt and financial statements and general economic conditions.

     Certain foreign securities (including Eurodollar obligations) may be eligible for resale pursuant to Rule 144A in the United States and may also trade without restriction in one or more foreign markets. Such securities may be determined to be liquid based upon these foreign markets without regard to their eligibility for resale pursuant to Rule 144A. In such cases, these securities will not be treated as Rule 144A Securities for purposes of the liquidity guidelines established by the Board of Trustees.

CALCULATION OF MATURITY FOR FIXED INCOME SECURITIES

A fixed income security's maturity is typically determined on a stated final maturity basis, although there are some exceptions to the rule.

     If the issuer of the security has committed to take advantage of a maturity shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will be called, refunded, or redeemed will be considered to be its maturity date. Also, the maturities of mortgage-backed securities, some asset-backed securities, and securities subject to sinking fund arrangements are determined on a weighted average life basis, which is the average time for principal to be repaid. For mortgage-backed and some asset-backed securities, this average time is calculated by assuming a constant prepayment rate (CPR) for the life of the mortgages or assets backing the security. The CPR for a security can vary depending upon the level and volatility of interest rates. This, in turn, can affect the weighted average life of the security. The weighted average lives of these securities will be shorter than their stated final maturities. A security will be treated as having a maturity earlier than its stated maturity date if the security has technical features, such as a put or demand feature which, in the judgment of the Manager, will result in the security being valued in the market as though it has the earlier maturity.

LENDING OF SECURITIES

Each Fund may lend its securities. A lending policy may be authorized by the Trust's Board of Trustees and implemented by the Manager, but securities may be loaned only to qualified broker-dealers or institutional investors that agree to maintain cash collateral with the Trust equal at all times to at least 100% of the value of the loaned securities. The Trustees will establish procedures and monitor the creditworthiness of any institution or broker-dealer during such times as any loan is outstanding. The Trust will continue to receive interest on the loaned securities and will invest the cash collateral in short-term obligations of the U.S. government or of its agencies or instrumentalities or in repurchase agreements, thereby earning additional interest.

     No loan of securities will be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of a Fund's total assets. The Trust may terminate such loans at any time.

FOREIGN SECURITIES

Each Fund, except the Growth and Tax Strategy Fund, GNMA, and Treasury Money Market Trusts, may invest their assets in foreign securities purchased in either foreign or U.S. markets, including American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs). These foreign holdings may include securities issued in emerging markets as well as securities issued in established markets. Investing in foreign securities poses unique risks: currency exchange rate fluctuations; foreign market illiquidity; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; political instability; and difficulties in obtaining legal judgments. In the past, equity and debt instruments of foreign markets have been more volatile than equity and debt instruments of U.S. securities markets.

FORWARD CURRENCY CONTRACTS

Each Fund, except the Growth and Tax Strategy Fund, GNMA, and Treasury Money Market Trusts, may enter into forward currency contracts in order to protect against uncertainty in the level of future foreign exchange rates. A forward contract involves an agreement to purchase or sell a specific currency at a specified future date or over a specified time period at a price set at the time of the contract. These contracts are usually traded directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements, and no commissions are charged.

     The Funds may enter into forward currency contracts under two circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security until settlement. By entering into such a contract, a Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency from the date the security is purchased or sold to the date on which payment is made or received. Second, when management of a Fund believes that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. A Fund may not hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making any sale of forward currency) of the securities held in its portfolio denominated or quoted in, or bearing a substantial correlation to, such currency.

     The use of forward contracts involves certain risks. The precise matching of contract amounts and the value of securities involved generally will not be possible since the future value of such securities in currencies more than likely will change between the date the contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is uncertain. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment strategies. The Manager believes it is important, however, to have the flexibility to enter into such contracts when it determines it is in the best interest of the Funds to do so. It is impossible to forecast what the market value of portfolio securities will be at the expiration of a contract. Accordingly, it may be necessary for the Funds to purchase additional currency (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Funds are obligated to deliver, and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of currency the Funds are obligated to deliver. The Funds are not required to enter into such transactions and will not do so unless deemed appropriate by the Manager.

     Although the Funds value their assets each business day in terms of U.S. dollars, they do not intend to convert their foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

WHEN-ISSUED SECURITIES

Each Fund may invest in new issues of debt securities offered on a when-issued basis; that is, delivery of and payment for the securities take place after the date of the commitment to purchase, normally within 45 days. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. A Fund may sell these securities before the settlement date if it is deemed advisable.

     Debt securities purchased on a when-issued basis are subject to changes in value in the same way that other debt securities held in the Funds' portfolios are; that is, both generally experience appreciation when interest rates decline and depreciation when interest rates rise. The value of such securities will also be affected by the public's perception of the creditworthiness of the issuer and anticipated changes in the level of interest rates. Purchasing securities on a when-issued basis involves a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. Cash or high-quality, liquid-debt securities equal to the amount of the when-issued commitments are segregated at the Fund's custodian bank. The segregated securities are valued at market, and daily adjustments are made to keep the value of the cash and segregated securities at least equal to the amount of such commitments by the Fund.

     On the settlement date of the when-issued securities, the Fund will meet its obligations from then available cash, sale of segregated securities, sale of other securities, or from sale of the when-issued securities themselves (which may have a value greater or less than the Trust's payment obligations). Sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains.

INVESTMENTS IN REAL ESTATE INVESTMENT TRUSTS (REITS)

Because the Income Strategy, Balanced Strategy, Cornerstone Strategy, Growth Strategy, and World Growth Funds may invest a portion of their assets in equity securities of REITs, the Funds may also be subject to certain risks associated with direct investments in REITs. In addition, the Income Strategy, Balanced Strategy, and Growth Strategy Funds may invest a portion of their assets in the debt securities of REITs and, therefore, may be subject to certain other risks, such as credit risk, associated with investment in the debt securities of REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Furthermore, REITs are dependent upon specialized management skills of their managers and may have limited geographic diversification, thereby, subjecting them to risks inherent in financing a limited number of projects. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

PUT AND CALL OPTIONS, FINANCIAL FUTURES CONTRACTS,
OPTIONS ON FINANCIAL FUTURES CONTRACTS

Although the GNMA Trust, Income Strategy, Balanced Strategy, Growth Strategy, and Emerging Markets Funds are permitted to purchase and sell these contracts or options, the Funds have no current intention of doing so in the coming year and will not engage in such transactions without first notifying shareholders and supplying further information in each Fund's Prospectus.

TAX-EXEMPT SECURITIES

Tax-exempt securities generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities and corporations, to obtain funds to construct, repair, or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets, and water and sewer works. Tax-exempt securities may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

     The two principal classifications of tax-exempt securities are "general obligations" and "revenue" or "special tax" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. The Funds may also invest in tax-exempt private activity bonds, which in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. There are, of course, many variations in the terms of, and the security underlying tax-exempt securities. Short-term obligations issued by states, cities, municipalities or municipal agencies, include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Construction Loan Notes, and Short-Term Notes.

     The yields of tax-exempt securities depend on, among other things, general money market conditions, conditions of the tax-exempt bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody's Investors Service (Moody's), Standard & Poor's Ratings Group (S&P), and Fitch Information, Inc. (Fitch) represent their opinions of the quality of the securities rated by them, see APPENDIX A. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, coupon, and rating may have different yields, while securities of the same maturity and coupon but with different ratings may have the same yield. It will be the responsibility of the Manager to appraise independently the fundamental quality of the tax-exempt securities included in a Fund's portfolio.

REPURCHASE AGREEMENTS

Each Fund, except the Growth and Tax Strategy Fund, may invest in repurchase agreements which are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security. The obligation of the seller to pay the agreed upon price is in effect secured by the value of the underlying security. In these transactions, the securities purchased by a Fund will have a total value equal to or in excess of the amount of the repurchase obligation and will be held by the Fund's custodian until repurchased. If the seller defaults and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited.

TEMPORARY DEFENSIVE POLICY

Each Fund, except the Treasury Money Market Trust, may on a temporary basis because of market, economic, political, or other conditions, invest up to 100% of its assets in investment-grade, short-term debt instruments. Such securities may consist of obligations of the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such instruments; certificates of deposit of domestic banks having capital, surplus, and undivided profits in excess of $100 million; banker's acceptances of similar banks; commercial paper and other corporate debt obligations.

                          SPECIAL RISK CONSIDERATIONS

CURRENCY EXCHANGE RATE FLUCTUATIONS

The Income Strategy, Balanced Strategy, Cornerstone Strategy, Growth Strategy, Emerging Markets, Gold, International, and World Growth Funds' assets may be invested in securities of foreign issuers. Any such investments will be made in compliance with U.S. and foreign currency restrictions, tax laws, and laws limiting the amount and types of foreign investments. Pursuit of the Funds' investment objectives will involve currencies of the United States and of foreign countries. Consequently, changes in exchange rates, currency convertibility, and repatriation requirements may favorably or adversely affect the Funds.

UNPREDICTABLE POLITICAL, ECONOMIC AND SOCIAL CONDITIONS

For the  Income  Strategy,  Balanced  Strategy,  Cornerstone  Strategy,  Growth
Strategy, Emerging Markets, Gold, International, and World Growth Funds, investing in securities of foreign issuers presents certain other risks not present in domestic investments, including different accounting, reporting, and disclosure requirements for foreign issuers, possible political or social instability, including policies of foreign governments which may affect their respective equity markets, and foreign taxation requirements including withholding taxes.

                            INVESTMENT RESTRICTIONS

The following investment restrictions have been adopted by the Trust for each Fund. These restrictions may not be changed for any given Fund without approval by the lesser of (1) 67% or more of the voting securities present at a meeting of the Fund if more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (2) more than 50% of that Fund's outstanding voting securities. The investment restrictions of one Fund may thus be changed without affecting those of any other Fund.

     Under the restrictions, each of the Growth and Tax Strategy, Cornerstone Strategy, Gold, International, and World Growth Funds may not:

 (1) With respect to 75% of its total assets, purchase the securities of any issuer (except U.S. Government Securities, as such term is defined in the Investment Company Act of 1940, as amended (1940 Act)) if, as a result, the Fund would own more than 10% of the outstanding voting securities of such issuer or the Fund would have more than 5% of the value of its total assets invested in the securities of such issuer.

 (2) Borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

 (3) Lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements.

 (4) Underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities.

 (5) Purchase securities on margin or sell securities short, except that it may obtain such short-term credits as are necessary for the clearance of securities transactions.

 (6) Invest in put, call, straddle, or spread options or interests in oil, gas or other mineral exploration or development programs, except that it may purchase securities of issuers whose principal business activities fall within such areas in accordance with its investment objectives and policies.

 (7) Invest more than 2% of the market value of its total assets in marketable warrants to purchase common stock. Warrants initially attached to securities and acquired by a Fund upon original issuance thereof shall be deemed to be without value.

 (8) Purchase or sell real estate or partnership interests therein, except that the Cornerstone Strategy Fund may purchase securities secured by real estate interests or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein.

 (9)  Purchase or sell commodities or commodity contracts.

 (10) Purchase securities of other open-end investment companies, except a Fund may invest up to 10% of the market value of its total assets in such securities through purchases in the open market involving only customary broker's commissions or in connection with a merger, consolidation, reorganization, or acquisition of assets approved by the shareholders.

 (11) Invest more than 5% of the market value of its total assets in any closed-end investment company and will not hold more than 3% of the outstanding voting stock of any closed-end investment company.

 (12) Change the nature of its business so as to cease to be an investment company.

 (13) Issue senior securities as defined in the 1940 Act, except as permitted by Section 18(f)(2) and rules thereunder.

 (14) Invest more than 25% of its total assets in one industry, except that such restrictions shall not apply to the Gold Fund.

     For purposes of restriction 8 above, interests in publicly traded Real Estate Investment Trusts (REITs) are not deemed to be real estate or partnership interests therein.

Each of the GNMA and Treasury Money Market Trusts may not:

 (1) With respect to 75% of its total assets, purchase the securities of any issuer (except U.S. Government Securities, as such term is defined in the 1940 Act) if, as a result, the Fund would own more than 10% of the outstanding voting securities of such issuer or the Fund would have more than 5% of the value of its total assets invested in the securities of such issuer.

 (2) Borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

 (3) Lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements.

 (4) Underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities.

 (5) Change the nature of its business so as to cease to be an investment company.

 (6) Issue senior securities as defined in the 1940 Act, except as permitted by Section 18(f)(2) and rules thereunder.

 (7) Purchase or sell real estate, commodities or commodity contracts, except that the GNMA Trust may invest in financial futures contracts and options thereon.

 (8) Purchase any security if immediately after the purchase 25% or more of the value of its total assets will be invested in securities of issuers principally engaged in a particular industry (except that such limitation does not apply to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities).

The Emerging Markets Fund may not:

 (1) With respect to 75% of its total assets, purchase the securities of any issuer (except U.S. Government Securities, as such term is defined in the 1940 Act) if, as a result, it would own more than 10% of the outstanding voting securities of such issuer or it would have more than 5% of the value of its total assets invested in the securities of such issuer.

 (2) Borrow money, except that it may borrow money for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings), nor will it purchase securities when its borrowings exceed 5% of its total assets.

 (3) Concentrate its investments in any one industry although it may invest up to 25% of the value of its total assets in any one industry; provided, this limitation does not apply to securities issued or guaranteed by the U.S. government or its corporate instrumentalities.

 (4)  Issue senior securities, except as permitted under the 1940 Act.

 (5) Underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities.

 (6) Lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements.

 (7) Purchase or sell commodities, except that the Fund may invest in financial futures contracts, options thereon, and similar instruments.

 (8) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except that the Fund may invest in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

Each of the Income Strategy, Balanced Strategy, and Growth Strategy Funds may not:

 (1) With respect to 75% of its total assets, purchase the securities of any issuer (except U.S. Government Securities, as such term is defined in the 1940 Act) if, as a result, it would own more than 10% of the outstanding voting securities of such issuer or it would have more than 5% of the value of its total assets invested in the securities of such issuer.

 (2) Borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

 (3) Concentrate its investments in any one industry although it may invest up to 25% of the value of its total assets in any one industry; provided, this limitation does not apply to securities issued or guaranteed by the U.S. government and its agencies or instrumentalities.

 (4)  Issue senior securities, except as permitted under the 1940 Act.

 (5) Underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities.

 (6) Lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements.

 (7) Purchase or sell commodities, except that each Fund may invest in financial futures contracts, options thereon, and similar instruments.

 (8) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except that each Fund may invest in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

     With respect to each Fund's concentration policies as described above, the Manager uses industry classifications for industries based on categories established by Standard & Poor's Corporation (S&P) for the Standard & Poor's 500 Composite Index, with certain modifications. Because the Manager has determined that certain categories within, or in addition to, those set forth by S&P have unique investment characteristics, additional industries are included as industry classifications. The Manager classifies municipal obligations by projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds, or higher education revenue bonds. In addition, the Cornerstone Strategy Fund may not concentrate investments in any one industry, although it may invest up to 25% of the value of its total assets in one industry; the U.S. Stocks, Foreign Stocks, and U.S. Government Securities investment categories are not considered industries for this purpose.

ADDITIONAL RESTRICTION

The following restriction is not considered to be a fundamental policy of the Funds. The Board of Trustees may change this additional restriction without notice to or approval by the shareholders.

     Each Fund may not purchase any security while borrowings representing more than 5% of the Fund's total assets are outstanding.

                             PORTFOLIO TRANSACTIONS

The Manager, pursuant to the Advisory Agreement dated September 21, 1990, and subject to the general control of the Trust's Board of Trustees, places all orders for the purchase and sale of Fund securities. In executing portfolio transactions and selecting brokers and dealers, it is the Trust's policy to seek the best overall terms available. The Manager shall consider such factors as it deems relevant, including the breadth of the market in the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction or on a continuing basis. Securities purchased or sold in the over-the-counter market will be executed through principal market makers, except when, in the opinion of the Manager, better prices and execution are available elsewhere.

     The Funds will have no obligation to deal with any particular broker or group of brokers in the execution of portfolio transactions. The Funds contemplate that, consistent with obtaining the best overall terms available, brokerage transactions may be effected through USAA Brokerage Services, a discount brokerage service of the Manager. The Trust's Board of Trustees has adopted procedures in conformity with Rule 17e-1 under the 1940 Act designed to ensure that all brokerage commissions paid to USAA Brokerage Services are reasonable and fair. The Trust's Board of Trustees has authorized the Manager, as a member of the Chicago Stock Exchange, to effect portfolio transactions for the Funds on such exchange and to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

     In the allocation of brokerage business used to purchase securities for the Income Strategy, Growth and Tax Strategy, Balanced Strategy, Cornerstone Strategy, Growth Strategy, Emerging Markets, Gold, International, and World Growth Funds, preference may be given to those broker-dealers who provide statistical research or other services to the Manager as long as there is no sacrifice in obtaining the best overall terms available. Such research and other services may include, for example: advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities, and the availability of securities or the purchasers or sellers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and various functions incidental to effecting securities transactions, such as clearance and settlement. These research services may also include access to research on third party data bases, such as historical data on companies, financial statements, earnings history and estimates, and corporate releases; real-time quotes and financial news; research on specific fixed income securities; research on international market news and securities; and rating services on companies and industries. In return for such services, a Fund may pay to a broker a higher commission than may be charged by other brokers, provided that the Manager determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or of the overall responsibility of the Manager to the Funds and its other clients. The Manager continuously reviews the performance of the broker-dealers with whom it places orders for transactions. The receipt of research from broker-dealers that execute transactions on behalf of the Trust may be useful to the Manager in rendering investment management services to other clients (including affiliates of the Manager); and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Manager in carrying out its obligations to the Trust. While such research is available to and may be used by the Manager in providing investment advice to all its clients (including affiliates of the Manager), not all of such research may be used by the Manager for the benefit of the Trust. Such research and services will be in addition to and not in lieu of research and services provided by the Manager, and the expenses of the Manager will not necessarily be reduced by the receipt of such supplemental research. See THE TRUST'S MANAGER.

     Securities of the same issuer may be purchased, held, or sold at the same time by the Trust for any or all of its Funds or other accounts or companies for which the Manager acts as the investment adviser (including affiliates of the Manager). On occasions when the Manager deems the purchase or sale of a security to be in the best interest of the Trust, as well as the Manager's other clients, the Manager, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the Trust with those to be sold or purchased for other customers in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such customers, including the Trust. In some instances, this procedure may impact the price and size of the position obtainable for the Trust.

     The Trust pays no brokerage commissions as such for debt securities. The market for such securities is typically a "dealer" market in which investment dealers buy and sell the securities for their own accounts, rather than for customers, and the price may reflect a dealer's mark-up or mark-down. In addition, some securities may be purchased directly from issuers.

     During the fiscal year ended May 31, 2000, the Funds purchased securities of the following regular broker-dealers (the ten largest broker-dealers through whom the Fund purchased securities) or the parents of regular broker-dealers.

     Regular Broker-Dealer                          Value of Securities
     ---------------------                          as of May 31, 2000
                                                    -------------------

     Morgan Stanley Dean Witter & Company
         Growth and Tax Strategy                        $3,151,000
         World Growth                                   $2,014,000
         Income Strategy                                $  137,000
         Balanced Strategy                              $  813,000
         Growth Strategy                                $1,525,000
         Cornerstone Strategy                           $6,762,000
     State Street Corp
         Growth & Tax Strategy                          $3,601,000
         Growth Strategy                                $  397,000
         Balanced Strategy                              $  234,000
         Income Strategy                                $   45,000
     Merrill Lynch
         Income Strategy                                $   89,000
         Balanced Strategy                              $  822,000
         Growth Strategy                                $1,867,000
     Bank One
         Growth Strategy                                $  696,000
         Balanced Strategy                              $  443,000
         Income Strategy                                $   73,000
     Chase Manhattan Corp.
         Cornerstone Strategy                           $7,917,000
         Balance Strategy                               $  530,000
         Income Strategy                                $   90,000

     First Union
         Balance Strategy                               $  959,000
         Growth Strategy                                $  398,000
     Lehman Brothers
         Balance Strategy                               $  147,000
         Growth Strategy                                $  262,000
         Income Strategy                                $   23,000
     Goldman Sach Group Inc.
         Growth Strategy                                $  177,000

BROKERAGE COMMISSION

During the last three fiscal years, the Funds paid the following brokerage fees:

           FUND                   1998              1999              2000
           ----                   ----              ----              ----
    Income Strategy           $      7,690     $     21,501      $     11,974
    Growth and Tax Strategy   $     50,508     $     97,792      $     65,178
    Balanced Strategy         $     29,977     $     75,407      $     57,964
    Cornerstone Strategy      $  1,466,734     $  1,233,228      $  1,246,820
    Growth Strategy           $    247,249     $    160,115      $    240,197
    Emerging Markets          $  1,578,101     $  1,309,471      $  3,047,919*
    Gold                      $    165,197     $    262,813      $    188,779
    International             $  1,317,048     $    970,956      $  1,012,322
    World Growth              $    586,870     $    502,635      $    471,203
--------

* The Fund changed portfolio managers in September 1999. This change resulted in a repositioning of the portfolio. The repositioning led to an increase in trading and portfolio turnover.

During the last three fiscal years, the Funds paid the following brokerage fees to USAA Brokerage Services, a discount brokerage service of the Manager:

         FUND                    1998              1999             2000*
         ----                    ----              ----             -----
    Income Strategy           $    802         $   4,816         $  2,379
    Growth and Tax Strategy   $  3,976         $  29,728         $  8,250
    Balanced Strategy         $  2,168         $  12,104         $ 10,199
    Cornerstone Strategy      $  6,200         $  27,720         $ 12,963
    Growth Strategy           $  8,951         $  11,419         $  3,013
    World Growth              $  2,800         $  18,428         $  4,110
---------------------
*   These amounts are  19.9%, 12.7%, 17.6%, 1.0%, 1.3%, and 0.9%, respectively, of brokerage fees paid by each Fund.

For the year ended May 31, 2000, 19.6%,  12.5%,  16.9%, 2.9%, 2.9%, and 3.8% of
the aggregate dollar amounts of transactions involving the payment of commissions by the Income Strategy, Growth and Tax Strategy, Balanced Strategy, Cornerstone Strategy, Growth Strategy, and World Growth, respectively, were effected through USAA Brokerage Services.

     The Manager directed a portion of the Funds' brokerage transactions to certain broker-dealers that provided the Manager with research, statistical and other information. Such transactions amounted to $7,590,035, $49,665,516, $36,702,199, $105.032,138, $42,697,327, and $12,954,126, and the related brokerage commissions or underwriting commissions were $9,650, $117,066, $41,929, $115,750, $43,032, and $11,214, for the Income Strategy, Growth and
Tax Strategy, Balanced Strategy, Cornerstone Strategy, Growth Strategy, and World Growth Funds, respectively, for the year ended May 31, 2000.

PORTFOLIO TURNOVER RATES

The rate of portfolio turnover in any of the Funds (other than the Treasury Money Market Trust) will not be a limiting factor when the Manager deems changes in a Fund's portfolio appropriate in view of its investment objective. Although no Fund will purchase or sell securities solely to achieve short-term trading profits, a Fund may sell portfolio securities without regard to the length of time held if consistent with the Fund's investment objective(s). A higher degree of equity portfolio activity will increase brokerage costs to a Fund. It is not anticipated that the portfolio turnover rates of the Income Strategy, Growth and Tax Strategy, Balanced Strategy, Cornerstone Strategy, Growth Strategy, Emerging Markets, Gold, International, and World Growth Funds or the GNMA Trust will exceed 100%.

     The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year. Short-term investments such as commercial paper and short-term U.S. government securities are not considered when computing the turnover rate.

     For the last two fiscal years, the Funds' portfolio turnover rates were as follows:

        FUND                               1999               2000
        ----                               ----               ----
     Income Strategy                     117.12%*           61.08%
     Growth and Tax Strategy              63.42%            66.43%
     Balanced Strategy                    63.39%            87.11%
     Cornerstone Strategy                 46.27%            37.46%
     Growth Strategy                      41.65%            71.54%
     Emerging Markets                     83.84%           147.24%**
     Gold                                 33.48%            27.60%
     International                        37.69%            39.75%
     World Growth                         51.19%            39.20%
     GNMA Trust                           64.93%            80.06%

------------

 * The turnover rate was significantly higher due to the restructuring of the portfolio to make the Fund more tax efficient.

**  The Fund  changed  portfolio  managers  in  September  1999.   This  change
    resulted in a repositioning of the portfolio. The repositioning led to an increase in trading and portfolio turnover.

                             DESCRIPTION OF SHARES

The Funds are series of the Trust and are diversified. The Trust is an open-end management investment company established under the laws of the Commonwealth of Massachusetts pursuant to the First Amended and Restated Master Trust Agreement (Master Trust Agreement), dated June 2, 1995, as amended. The Trust is authorized to issue shares of beneficial interest in separate portfolios. Eleven such portfolios have been established which are described in this SAI. Under the Master Trust Agreement, the Board of Trustees is authorized to create new portfolios in addition to those already existing without the approval of the shareholders of the Trust. The Cornerstone Strategy and Gold Funds were established May 9, 1984, by the Board of Trustees and commenced public offering of their shares on August 15, 1984. The International Fund, established on November 4, 1987, commenced public offering of its shares on July 11, 1988. The Growth and Tax Strategy Fund was established on November 3, 1988, and commenced public offering of its shares on January 11, 1989. On November 7, 1990, the Board of Trustees established the GNMA Trust and Treasury Money Market Trust and commenced public offering of their shares on February 1, 1991. The World Growth Fund was established on July 21, 1992, and commenced public offering of its shares on October 1, 1992. The Emerging Markets Fund was established on September 7, 1994, and commenced public offering of its shares on November 7, 1994. The Income Strategy, Balanced Strategy, and Growth Strategy Funds were established on June 2, 1995, and commenced public offering of their shares on September 1, 1995.

     Each Fund's assets, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to each Fund. They constitute the underlying assets of each Fund, are required to be segregated on the books of account, and are to be charged with the expenses of such Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated on the basis of the Funds' relative net assets during the fiscal year or in such other manner as the Trustees determine to be fair and equitable. Each share of each Fund represents an equal proportionate interest in that Fund with every other share and is entitled to such dividends and distributions out of the net income and capital gains belonging to that Fund when declared by the Trustees. Upon liquidation of that Fund, shareholders are entitled to share pro rata in the net assets belonging to such Fund available for distribution.

     Under the Trust's Master Trust Agreement, no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no shareholder meeting unless otherwise required by the 1940 Act. Under certain circumstances, however, shareholders may apply to the Trustees for shareholder information in order to obtain signatures to request a shareholder meeting. The Trust may fill vacancies on the Board or appoint new Trustees if the result is that at least two-thirds of the Trustees have still been elected by shareholders. Moreover, pursuant to the Master Trust Agreement, any Trustee may be removed by the vote of two-thirds of the outstanding Trust shares and holders of 10% or more of the outstanding shares of the Trust can require Trustees to call a meeting of shareholders for the purpose of voting on the removal of one or more Trustees. The Trust will assist in communicating to other shareholders about the meeting. On any matter submitted to the shareholders, the holder of any share is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative net asset values of the Funds' shares. However, on matters affecting an individual Fund, a separate vote of the shareholders of that Fund is required. For example, the Advisory Agreement must be approved separately by each Fund and only becomes effective with respect to a Fund when a majority of the outstanding voting securities of that Fund approves it. Shareholders of a Fund are not entitled to vote on any matter which does not affect that Fund but which requires a separate vote of another Fund. For example, a proposed change in the investment objectives of a particular Fund would require the affirmative vote of a majority of the outstanding voting securities of only that Fund.

     Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Board of Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

     When issued, each Fund's shares are fully paid and nonassessable by the Trust, have no preemptive or subscription rights, and are fully transferable. There are no conversion rights.

                               TAX CONSIDERATIONS

TAXATION OF THE FUNDS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Accordingly, each Fund will not be liable for federal income taxes on its taxable net investment income and net capital gains (capital gains in excess of capital losses) that are distributed to shareholders, provided that each Fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

     To qualify as a regulated investment company, a Fund must, among other things, (1) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies (the 90% test) and (2) satisfy certain diversification requirements, at the close of each quarter of the Fund's taxable year. In the case of the Growth and Tax Strategy Fund, in order to be entitled to pay exempt-interest dividends to shareholders, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's total assets must consist of obligations the interest of which is exempt from federal income tax. The Growth and Tax Strategy Fund intends to satisfy this requirement.

     The Code imposes a nondeductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount at least equal to the sum of (1) 98% of its taxable net investment income for the calendar year, (2) 98% of its capital gain net income for the twelve-month period ending on October 31, and (3) any prior amounts not distributed. Each Fund intends to make such distributions as are necessary to avoid imposition of excise tax.

     The Income  Strategy,  Balanced  Strategy,  Cornerstone  Strategy,  Growth
Strategy, Emerging Markets, Gold, International, and World Growth Funds' ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the Fund's income for purposes of the 90% test, and the distribution requirements of the Code, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules generally apply to investments in certain forward currency contracts, foreign currencies and debt securities denominated in foreign currencies, as well as certain other investments.

     If the Income Strategy, Balanced Strategy, Cornerstone Strategy, Growth Strategy, Emerging Markets, Gold, International, or World Growth Funds invest in an entity that is classified as a "passive foreign investment company"
(PFIC) for federal income tax purposes, the application of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Fund. It is anticipated that any taxes on a Fund with respect to investments in PFICs would be insignificant.

TAXATION OF THE SHAREHOLDERS

Taxable distributions are generally included in a shareholder's gross income for the taxable year in which they are received. Dividends declared in October, November, or December and made payable to shareholders of record in such a month will be deemed to have been received on December 31, if a Fund pays the dividend during the following January. If a shareholder of a Fund receives a distribution taxable as long-term capital gain with respect to shares of a Fund and redeems or exchanges the shares before he or she has held them for more than six months, any loss on the redemption or exchange that is less than or equal to the amount of the distribution will be treated as long-term capital loss, except as noted below.

     In the case of the Growth and Tax Strategy Fund, if a shareholder receives an exempt-interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of such exempt-interest dividend. Shareholders who are recipients of Social Security benefits should be aware that exempt-interest dividends received from the Growth and Tax Strategy Fund are includible in their "modified adjusted gross income" for purposes of determining the amount of such Social Security benefits, if any, that are required to be included in their gross income.

     The Growth and Tax Strategy Fund may invest in private activity bonds. Interest on certain private activity bonds issued after August 7, 1986, is an item of tax preference for purposes of the Federal Alternative Minimum Tax
(AMT), although the interest continues to be excludable from gross income for other purposes. AMT is a supplemental tax designed to ensure that taxpayers pay at least a minimum amount of tax on their income, even if they make substantial use of certain tax deductions and exclusions (referred to as tax preference items). Interest from private activity bonds is one of the tax preference items that is added to income from other sources for the purposes of determining whether a taxpayer is subject to AMT and the amount of any tax to be paid.

     Opinions relating to the validity of the tax-exempt securities purchased for the Growth and Tax Strategy Fund and the exemption of interest thereon from federal income tax are rendered by recognized bond counsel to the issuers. Neither the Manager's nor the Fund's counsel makes any review of the basis of such opinions.

     The exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. Shareholders of a Fund may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which they are a resident, but generally are subject to tax on income derived from obligations of other jurisdictions. Shareholders should consult their tax advisers about the status of distributions from a Fund in their own states and localities.

                       TRUSTEES AND OFFICERS OF THE TRUST

The Board of Trustees of the Trust consists of eight Trustees who supervise the business affairs of the Trust. Set forth below are the Trustees and officers of the Trust, and their respective offices and principal occupations during the last five years. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

Robert G. Davis 1, 2
Trustee and Chairman of the Board of Trustees
Age: 53

President and Chief Executive Officer of United Services Automobile Association
(USAA) (4/00-present); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present)' Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Vice Chairman of the Board of Directors of USAA Capital Corporation and several of its subsidiaries and affiliates (1/97-present); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Network, Inc. (1/97-present); Executive Vice President, Chief Operating Officer, Director, and Vice Chairman of the Board of Directors of USAA Financial Planning Network, Inc. (6/96-12/96); Special Assistant to Chairman, USAA (6/96-12/96); President and Chief Executive Officer, Banc One Credit Corporation (12/95-6/96); and President and Chief Executive Officer, Banc One Columbus, (8/91-12/95). Mr. Davis serves as a Trustee/Director and Chairman of the Boards of Trustees/Directors of each of the remaining funds within the USAA Family of Funds; Director and Chairman of the Boards of Directors of USAA Investment Management Company (IMCO), USAA Federal Savings Bank, and USAA Real Estate Company.

Michael J.C. Roth 1, 2, 4
Trustee, President, and Vice Chairman of the Board of Trustees
Age: 58

Chief Executive Officer, IMCO (10/93-present); President, Director, and Vice Chairman of the Board of Directors, IMCO (1/90-present). Mr. Roth serves as President, Trustee/Director, and Vice Chairman of the Boards of Trustees/Directors of each of the remaining funds within the USAA Family of Funds and USAA Shareholder Account Services; Director of USAA Life Insurance Company; and Trustee and Vice Chairman of USAA Life Investment Trust.

David G. Peebles 1
Trustee and Vice President
Age: 60

Senior Vice President, Equity Investments, IMCO (11/98-present). Vice President, Equity Investments, IMCO (2/88-11/98). Mr. Peebles serves as Trustee/Director and Vice President of each of the remaining funds within the USAA Family of Funds; Director of IMCO; Senior Vice President of USAA Shareholder Account Services; and Vice President of USAA Life Investment Trust.

Barbara B. Dreeben 3, 4, 5
200 Patterson #1008
San Antonio, TX 78209
Trustee
Age: 55

President,   Postal  Addvantage  (7/92-present);   Consultant,   Nancy  Harkins
Stationer (8/91-12/95). Mrs. Dreeben serves as a Trustee/Director of each of the remaining funds within the USAA Family of Funds.

Michael F. Reimherr 3, 4, 5
128 East Arrowhead
San Antonio, TX 78228
Trustee
Age: 54

President of Reimherr Business Consulting (5/95-present). Mr. Reimherr serves as a Trustee/Director of each of the remaining funds within the USAA Family of Funds.

Robert L. Mason, Ph.D. 3, 4, 5
12823 Queens Forest
San Antonio, TX 78230
Trustee
Age: 54

Staff Analyst, Southwest Research Institute (9/98-present); Manager, Statistical Analysis Section, Southwest Research Institute (2/79-9/98). Dr. Mason serves as a Trustee/Director of each of the remaining funds within the USAA Family of Funds.

Richard A. Zucker 2, 3, 4, 5
407 Arch Bluff
San Antonio, TX 78216
Trustee
Age: 57

Vice President, Beldon Roofing and Remodeling (1985-present). Mr. Zucker serves as a Trustee/Director of each of the remaining funds within the USAA Family of Funds.

Laura T. Starks, Ph.D. 3, 4, 5
5405 Ridge Oak Drive
Austin, TX 78731-5405
Trustee
Age: 50

Charles E and Sarah M Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents, Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Trustee/Director of each of the remaining funds within the USAA Family of Funds.

Kenneth E. Willmann 1
Vice President
Age: 54

Senior Vice President, Fixed Income Investments, IMCO (12/99-present); Vice President, Mutual Fund Portfolios, IMCO (09/94-12/99). Mr. Willmann serves as Vice President of each of the remaining funds within the USAA Family of Funds, Director of IMCO, Senior Vice President of USAA Shareholder Account Services, and Vice President of USAA Life Investment Trust.

Michael D. Wagner 1
Secretary
Age: 51

Senior Vice President, USAA Capital Corporation (CAPCO) General Counsel (01/99-present); Vice President, Corporate Counsel, USAA (1982-01/99). Mr. Wagner has held various positions in the legal department of USAA since 1970 and serves as Vice President, Secretary, and Counsel, IMCO and USAA Shareholder Account Services; Secretary of each of the remaining funds within the USAA Family of Funds; and Vice President, Corporate Counsel, for various other USAA subsidiaries and affiliates.

Mark S. Howard 1
Assistant Secretary
Age: 36

Vice President, Securities Counsel & Compliance, IMCO (7/00-present); Assistant Vice President, Securities Counsel, USAA (2/98-7/00); Executive Director, Securities Counsel, USAA (9/96-2/98); Senior Associate Counsel, Securities

Counsel, USAA (5/95-8/96). Mr. Howard serves as Assistant Secretary for IMCO, USAA Shareholder Account Services, USAA Financial Planning Network, Inc., each of the remaining funds within the USAA Family of Funds, and for USAA Life Investment Trust.

Sherron A. Kirk 1
Treasurer
Age: 55

Senior Vice President, Senior Financial Officer, IMCO (1/00-present); Vice President, Senior Financial Officer, IMCO (8/98-1/00); Vice President, Controller, IMCO (10/92-8/98). Ms. Kirk serves as Treasurer of each of the remaining funds within the USAA Family of Funds and Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.

Roberto Galindo, Jr. 1
Assistant Treasurer
Age: 39

Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-present); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice
President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-6/98). Mr. Galindo serves as Assistant Treasurer for each of the remaining funds within the USAA Family of Funds.

-----------
1 Indicates those Trustees and officers who are employees of the Manager or affiliated companies and are considered "interested persons" under the 1940 Act.
2  Member of Executive Committee
3  Member of Audit Committee
4  Member of Pricing and Investment Committee
5  Member of Corporate Governance Committee

     Between the meetings of the Board of Trustees and while the Board is not in session, the Executive Committee of the Board of Trustees has all the powers and may exercise all the duties of the Board of Trustees in the management of the business of the Trust which may be delegated to it by the Board. The Pricing and Investment Committee of the Board of Trustees acts upon various investment-related issues and other matters which have been delegated to it by the Board. The Audit Committee of the Board of Trustees reviews the financial statements and the auditor's reports and undertakes certain studies and analyses as directed by the Board. The Corporate Governance Committee of the Board of Trustees maintains oversight of the organization, performance, and effectiveness of the Board and independent Trustees.

     In addition to the previously listed Trustees and/or officers of the Company who also serve as Trustees and/or officers of the Manager, the following individuals are executive officers of the Manager: Christopher W. Claus, Senior Vice President, Investment Sales & Service, and Samuel J. Borowski, Senior Vice President, Investment Operations. There are no family relationships among the Trustees, officers and managerial level employees of the Company, or its Manager.

     The following table sets forth information describing the compensation of the current Trustees of the Trust for their services as Trustees for the fiscal year ended May 31, 2000.

       Name                           Aggregate             Total Compensation
        of                          Compensation               from the USAA
      Trustee                      from the Trust           Family of Funds (b)
      -------                      --------------           -------------------

Robert G. Davis                      None (a)                   None (a)
Barbara B. Dreeben                   $ 10,000                   $ 40,000
Howard L. Freeman, Jr. (c)           $  5,000                   $ 20,000
Robert L. Mason                      $ 10,000                   $ 40,000
Michael F. Reimherr                  $  5,000                   $ 20,000
David G. Peebles                     None (a)                   None (a)
Michael J.C. Roth                    None (a)                   None (a)
John W. Saunders, Jr. (c)            None (a)                   None (a)
Richard A. Zucker                    $ 10,000                   $ 40,000
Laura T. Starks, Ph.D.               $  1,688                   $  6,750

-----------
 (a)  Robert G. Davis,  Michael J.C. Roth,  John W.  Saunders,  Jr.,  and David
      G. Peebles are affiliated with the Trust's investment adviser, IMCO, and, accordingly, receive no remuneration from the Trust or any other Fund of the USAA Family of Funds.

 (b) At May 31, 2000, the USAA Family of Funds consisted of four registered investment companies offering 42 individual funds. Each Trustee presently serves as a Trustee or Director of each investment company in the USAA Family of Funds. In addition, Michael J.C. Roth presently serves as a Trustee of USAA Life Investment Trust, a registered investment company advised by IMCO, consisting of seven funds available to the public only through the purchase of certain variable annuity contracts and variable life insurance policies offered by USAA Life Insurance Company. Mr. Roth receives no compensation as Trustee of USAA Life Investment Trust.

 (c) Effective December 31, 1999, John W. Saunders, Jr. and Howard L. Freeman, Jr. retired from the Board of Trustees.

     All of the above Trustees are also Trustees/Directors of the other funds within the USAA Family of Funds. No compensation is paid by any fund to any Trustee/Director who is a director, officer, or employee of IMCO or its affiliates. No pension or retirement benefits are accrued as part of fund expenses. The Trust reimburses certain expenses of the Trustees who are not affiliated with the investment adviser. As of August 31, 2000, the officers and Trustees of the Trust and their families as a group owned beneficially or of record less than 1% of the outstanding shares of the Trust.

     As of August 31, 2000, USAA and its affiliates owned 303,025 shares (5.8%) of the Income Strategy Fund, 17,754,190 shares (71.1%) of the Emerging Markets Fund, and no shares of the Growth and Tax Strategy Fund, Balanced Strategy Fund, Cornerstone Strategy Fund, Growth Strategy Fund, Gold Fund, World Growth Fund, GNMA Trust, International Fund, and Treasury Money Market Trust.

     The Trust knows of no other persons who, as of August 31, 2000, held of record or owned beneficially 5% or more of the voting stock of any Fund's shares.

                              THE TRUST'S MANAGER

As described in each Fund's Prospectus, USAA Investment Management Company is the Manager and investment adviser, providing the services under the Advisory Agreement. The Manager, a wholly owned indirect subsidiary of United Services Automobile Association (USAA), a large, diversified financial services institution, was organized in May 1970, has served as investment adviser and underwriter for USAA Investment Trust from its inception.

     In addition to managing the Trust's assets, the Manager advises and manages the investments for USAA and its affiliated companies as well as those of USAA Mutual Fund, Inc., USAA Tax Exempt Fund, Inc., USAA State Tax-Free Trust, and USAA Life Investment Trust. As of the date of this SAI, total assets under management by the Manager were approximately $43 billion, of which approximately $30 billion were in mutual fund portfolios.

     While the officers and employees of the Manager, as well as those of the Funds, may engage in personal securities transactions, they are restricted by the procedures in a Joint Code of Ethics adopted by the Manager and the Funds. The Joint Code of Ethics was designed to ensure that the shareholders' interests come before the individuals who manage their Funds. It also prohibits the portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase or sale of the same security within 60 calendar days. Additionally, the Joint Code of Ethics requires the portfolio manager and other employees with access information about the purchase or sale of securities by the Funds to obtain approval before executing permitted personal trades. A copy of the Joint Code of Ethics has been filed with the Securities and Exchange Commission and is available for public view.

ADVISORY AGREEMENT

Under the Advisory Agreement, the Manager provides an investment program, carries out the investment policy and manages the portfolio assets for each Fund. The Manager is authorized, subject to the control of the Board of Trustees of the Trust, to determine the selection, amount, and time to buy or sell securities for each Fund. In addition to providing investment services, the Manager pays for office space, facilities, business equipment, and accounting services (in addition to those provided by the Custodian) for the Trust. The Manager compensates all personnel, officers, and Trustees of the Trust if such persons are also employees of the Manager or its affiliates. For these services under the Advisory Agreement, each Fund has agreed to pay the Manager a fee computed as described under FUND MANAGEMENT in its Prospectus. Management fees are computed and accrued daily and are payable monthly.

     Except for the services and facilities provided by the Manager, the Funds pay all other expenses incurred in their operations. Expenses for which the Funds are responsible include taxes (if any); brokerage commissions on portfolio transactions (if any); expenses of issuance and redemption of shares; charges of transfer agents, custodians, and dividend disbursing agents; costs of preparing and distributing proxy material; costs of printing and engraving stock certificates; auditing and legal expenses; certain expenses of registering and qualifying shares for sale; fees of Trustees who are not interested (not affiliated) persons of the Manager; costs of printing and mailing the Prospectus, SAI, and periodic reports to existing shareholders; and any other charges or fees not specifically enumerated. The Manager pays the cost of printing and mailing copies of the Prospectus, the SAI, and reports to prospective shareholders.

     The Advisory Agreement will remain in effect until June 30, 2001, for each Fund and will continue in effect from year to year thereafter for each Fund as long as it is approved at least annually by a vote of the outstanding voting securities of such Fund (as defined by the 1940 Act) or by the Board of Trustees (on behalf of such Fund) including a majority of the Trustees who are not interested persons of the Manager or (otherwise than as Trustees) of the Trust, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time by either the Trust or the Manager on 60 days' written notice. It will automatically terminate in the event of its assignment (as defined by the 1940 Act).

     From time to time the Manager may, without prior notice to shareholders, waive all or any portion of fees or agree to reimburse expenses incurred by a Fund. The Manager has voluntarily agreed to continue to limit the annual expenses of the Balanced Strategy Fund to 1.25% of the Fund's ANA, until October 1, 2001, and will reimburse the Fund for all expenses in excess of such limitation. After October 1, 2001, any such waiver or reimbursement may be terminated by the Manager at any time without prior notice to the shareholders.

     For the last three fiscal years, management fees were as follows:

         FUND                      1998             1999               2000
         ----                      ----             ----               ----
  Income Strategy             $    118,050     $     295,068     $     339,472
  Growth and Tax Strategy     $  1,048,344     $   1,179,802     $   1,303,703
  Balanced Strategy           $    360,127     $     588,256     $     908,744
  Cornerstone Strategy        $ 10,594,219     $  10,071,779     $   8,779,370
  Growth Strategy             $  1,754,693     $   1,844,418     $   2.203,829
  Emerging Markets            $  2,598,294     $   2,408,986     $   2,889,999
  Gold                        $    744,517     $     672,400     $     623,509
  International               $  4,650,798     $   3,990,284     $   4,216,784
  World Growth                $  2,524,040     $   2,421,173     $   2,805,705
  GNMA Trust                  $    427,196     $     554,601     $     567,415
  Treasury Money Market Trust $    118,804     $     160,368     $     191,122

As a result of the Funds' actual expenses exceeding an expense limitation, the Manager did not receive fees to which it would have been entitled as follows:

     FUND                          1998             1999               2000
     ----                          ----             ----               ----
Income Strategy               $     51,777              -                  -
Balanced Strategy             $     34,811     $      52,511     $      14,020
Treasury Money Market Trust   $     17,721              -                  -

UNDERWRITER

The Trust has an agreement with the Manager for exclusive underwriting and distribution of the Funds' shares on a continuing best efforts basis. This agreement provides that the Manager will receive no fee or other compensation for such distribution services.

TRANSFER AGENT

The Transfer Agent performs transfer agent services for the Trust under a Transfer Agency Agreement. Services include maintenance of shareholder account records, handling of communications with shareholders, distribution of Fund dividends, and production of reports with respect to account activity for shareholders and the Trust. For its services under the Transfer Agency Agreement, each Fund pays the Transfer Agent an annual fixed fee of $26 to $28.50 per account. The fee is subject to change at any time.

     The fee to the Transfer Agent includes processing of all transactions and correspondence. Fees are billed on a monthly basis at the rate of one-twelfth of the annual fee. In addition, each Fund pays all out-of-pocket expenses of the Transfer Agent and other expenses which are incurred at the specific direction of the Trust.

                              GENERAL INFORMATION

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 1713, Boston, MA 02105, is the Trust's Custodian. The Custodian is responsible for, among other things, safeguarding and controlling the Trust's cash and securities, handling the receipt and delivery of securities, and collecting interest on the Trust's investments. In addition, assets of the Income Strategy, Balanced Strategy, Cornerstone Strategy, Growth Strategy, Emerging Markets, Gold, International, and World Growth Funds may be held by certain foreign banks and foreign securities depositories as agents of the Custodian in accordance with the rules and regulations established by the SEC.

COUNSEL

Goodwin, Procter & Hoar LLP, Exchange Place, Boston, MA 02109, will review certain legal matters for the Trust in connection with the shares offered by the Prospectus.

INDEPENDENT AUDITORS

KPMG LLP, 112 East Pecan, Suite 2400, San Antonio, TX 78205, is the Trust's independent auditor. In this capacity, the firm is responsible for auditing the annual financial statements of the Funds and reporting thereon.

                        CALCULATION OF PERFORMANCE DATA

Information regarding the total return and yield of each Fund is provided under COULD THE VALUE OF YOUR INVESTMENT IN THE FUND FLUCTUATE? in its Prospectus. See VALUATION OF SECURITIES herein for a discussion of the manner in which each Fund's price per share is calculated.

YIELD - TREASURY MONEY MARKET TRUST

When the Treasury Money Market Trust quotes a current annualized yield, it is based on a specified recent seven-calendar-day period. It is computed by (1) determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period; (2) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base return; then (3) multiplying the base period return by 52.14 (365/7). The resulting yield figure is carried to the nearest hundredth of one percent.

     The calculation includes (1) the value of additional shares purchased with dividends on the original share, and dividends declared on both the original share and any such additional shares, and (2) any fees charged to all shareholder accounts, in proportion to the length of the base period and the Trust's average account size.

     The capital changes excluded from the calculation are realized capital gains and losses from the sale of securities and unrealized appreciation and depreciation. The Trust's effective (compounded) yield will be computed by dividing the seven-day annualized yield as defined above by 365, adding 1 to the quotient, raising the sum to the 365th power, and subtracting 1 from the result.

     Current and effective yields fluctuate daily and will vary with factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio.

             Yield For 7-day Period ended May 31, 2000, was 5.66%. Effective Yield For 7-day Period ended May 31, 2000, was 5.82%.

YIELD - INCOME STRATEGY FUND, GROWTH AND TAX STRATEGY FUND, AND GNMA TRUST

These Funds advertise performance in terms of 30-day yield quotation. The 30-day quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                         Yield = 2[((a-b)/(cd)+1)^6 -1]

Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursement) c = the average daily number of shares outstanding during the period that were entitled to receive dividends d = the maximum offering price per share on the last day of the period

The 30-day yields for the period ended May 31, 2000, for the Income Strategy Fund, Growth and Tax Strategy Fund, and GNMA Trust were 4.48%, 4.51% and 7.05%, respectively.

TAX-EQUIVALENT YIELD

A tax-exempt mutual fund may provide more "take-home" income than a fully taxable mutual fund after paying taxes. Calculating a "tax-equivalent yield" means converting a tax-exempt yield to a pretax equivalent so that a meaningful comparison can be made between a tax-exempt municipal fund and a fully taxable fund. Because the Growth and Tax Strategy Fund invests a significant percentage of its assets in tax-exempt securities, it may advertise performance in terms of a 30-day tax-equivalent yield.

     To calculate a tax-equivalent yield, an investor must know his federal marginal income tax rate. The tax-equivalent yield for the Growth and Tax Strategy Fund is then computed by dividing that portion of the yield which is tax exempt by the complement of the federal marginal tax rate and adding the product to that portion of the yield which is taxable. The complement, for example, of a federal marginal tax rate of 36.0% is 64.0%, that is (1.00-0.36=0.64).

Tax-Equivalent Yield = (% Tax-Exempt Income x 30-day Yield/ (1-Federal Marginal
                 Tax Rate)) + (% Taxable Income x 30-day Yield)

     Based on a federal marginal tax rate of 36.0%, the tax-equivalent yield for the Growth and Tax Strategy Fund for the period ended May 31, 2000, was 5.89%.

TOTAL RETURN

The Funds may advertise performance in terms of average annual total return for 1-, 5-, and 10-year periods, or for such lesser periods as any of such Funds have been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                            P(1 + T)n = ERV

Where:     P  = a hypothetical initial payment of $1,000
           T  = average annual total return
           n  = number of years
         ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the year or period

     The calculation assumes any charges are deducted from the initial $1,000 payment and assumes all dividends and distributions by such Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period and includes all recurring fees that are charged to all shareholder accounts.

                          Average Annual Total Returns
                         For Periods Ended May 31, 2000

                                1         5          10            From
     Fund                     year       years      years        Inception*
     ----                     ----       -----      -----        ----------
Income Strategy              3.97%        -           -             8.81%
Growth and Tax Strategy      6.62%      11.90%      10.22%         10.30%
Balanced Strategy           10.65%        -           -            12.70%
Cornerstone Strategy         5.49%      11.06%       9.93%         11.66%
Growth Strategy             16.17%        -           -            15.03%
Emerging Markets             6.55%        .41%        -            (0.05%)
Gold                        (8.63%)    (11.54%)     (4.45%)        (3.50%)
International               19.26%      12.00%      10.04%         10.44%
World Growth                22.59%      15.72%        -            14.18%
GNMA Trust                   0.21%       5.29%        -             6.60%

-----------
* Data from inception is shown for Funds that are less than ten years old. Income Strategy, Balanced Strategy, and Growth Strategy Funds commenced operations on September 1, 1995. Growth and Tax Strategy Fund commenced operations on January 11, 1989. Emerging Markets Fund commenced operations on November 7, 1994. International Fund commenced operations on July 11, 1988. World Growth Fund commenced operations on October 1, 1992. GNMA Trust commenced operations on February 1, 1991.

               APPENDIX A - LONG-TERM AND SHORT-TERM DEBT RATINGS

1. LONG-TERM DEBT RATINGS:

MOODY'S INVESTOR SERVICES

Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NOTE: MOODY'S APPLIES NUMERICAL MODIFIERS 1, 2, AND 3 IN EACH GENERIC RATING CLASSIFICATION. THE MODIFIER 1 INDICATES THAT THE OBLIGATION RANKS IN THE HIGHER END OF ITS GENERIC RATING CATEGORY, THE MODIFIER 2 INDICATES A MID-RANGE RANKING, AND THE MODIFIER 3 INDICATES A RANKING IN THE LOWER END OF THAT GENERIC RATING CATEGORY.

A description of ratings Ba and below assigned to debt obligations by Moody's is included in Appendix A of the Emerging Markets Fund Prospectus.

STANDARD & POOR'S RATINGS GROUP

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest rated issues only in small degree. The obligor's capacity to meet its financial commitment on the obligation is VERY STRONG.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still STRONG.

BBB An obligation rated BBB exhibits adequate capacity to pay interest and repay principal. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

PLUS (+) OR MINUS (-): THE RATINGS FROM AA TO BBB MAY BE MODIFIED BY THE ADDITION OF A PLUS OR MINUS SIGN TO SHOW RELATIVE STANDING WITHIN THE MAJOR RATING CATEGORIES.

FITCH INFORMATION, INC.

AAA Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

2. SHORT-TERM DEBT RATINGS:

MOODY'S MUNICIPAL

MIG-1/VMIG1           This designation  denotes best quality.  There is present
                      strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2/VMIG2           This  designation  denotes   high   quality.  Margins  of
                      protection  are   ample  although  not so large as in the
                      preceding group.

MOODY'S CORPORATE AND GOVERNMENT

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

           * Leading market positions in well-established industries.

           * High rates of return on funds employed.

           * Conservative capitalization structures with moderate reliance on debt and ample asset protection.

           * Broad margins in earning coverage of fixed financial charges and high internal cash generation.

           * Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P MUNICIPAL

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

S&P CORPORATE AND GOVERNMENT

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit features.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

                APPENDIX B - COMPARISON OF PORTFOLIO PERFORMANCE

Occasionally, we may make comparisons in advertising and sales literature between the Funds and other comparable funds in the industry. These comparisons may include such topics as risk and reward, investment objectives, investment strategies, and performance.

     Fund performance also may be compared to the performance of broad groups of mutual funds with similar investment goals or unmanaged indexes of comparable securities. Evaluations of Fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund. The Fund or its performance may also be compared to products and services not constituting securities subject to registration under the Securities Act of 1933 such as, but not limited to, certificates of deposit and money market accounts. Sources for performance information and articles about the Fund may include but are not restricted to the following:

AAII JOURNAL, a monthly association magazine for members of the American Association of Individual Investors.

ARIZONA REPUBLIC, a newspaper that may cover financial and investment news.

AUSTIN AMERICAN-STATESMAN, a newspaper that may cover financial news.

BARRON'S, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

BUSINESS WEEK, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds.

CDA/WEISENBERGER MUTUAL FUNDS INVESTMENT REPORT, a monthly newsletter that reports on both specific mutual fund companies and the mutual fund industry as a whole.

CHICAGO TRIBUNE, a newspaper that may cover financial news.

CONSUMER REPORTS, a monthly magazine that from time to time reports on companies in the mutual fund industry.

DALLAS MORNING NEWS, a newspaper that may cover financial news.

DENVER POST, a newspaper that may quote financial news.

FINANCIAL PLANNING, a monthly magazine that periodically features companies in the mutual fund industry.

FINANCIAL SERVICES WEEK, a weekly newspaper that covers financial news.

FINANCIAL WORLD, a monthly magazine that periodically features companies in the mutual fund industry.

FORBES,  a  national  business   publication  that  periodically   reports  the
performance of companies in the mutual fund industry.

FORTUNE,   a  national  business   publication  that  periodically   rates  the
performance of a variety of mutual funds.

FUND ACTION, a mutual fund news report.

HOUSTON CHRONICLE, a newspaper that may cover financial news.

INCOME AND SAFETY, a monthly newsletter that rates mutual funds.

INVESTECH, a bimonthly investment newsletter.

INVESTMENT ADVISOR, a monthly publication directed primarily to the advisor community; includes ranking of mutual funds using a proprietary methodology.

INVESTMENT  COMPANY  INSTITUTE,   the  national  association  of  the  American
Investment Company industry.

INVESTOR'S BUSINESS DAILY, a newspaper that covers financial news.

KIPLINGER'S   PERSONAL  FINANCE  MAGAZINE,   a  monthly   investment   advisory
publication that periodically features the performance of a variety of securities.

LIPPER, A REUTER'S COMPANY, EQUITY FUND PERFORMANCE ANALYSIS, a weekly and monthly publication of industry-wide mutual fund performance averages by type of fund.

LIPPER, A REUTER'S COMPANY, FIXED INCOME FUND PERFORMANCE ANALYSIS, a monthly publication of industry-wide mutual fund performance averages by type of fund.

LOS ANGELES TIMES, a newspaper that may cover financial news.

LOUIS RUKEYSER'S WALL STREET, a publication for investors.

MEDICAL ECONOMICS, a monthly magazine providing information to the medical profession.

MONEY, a monthly magazine that features the performance of both specific funds and the mutual fund industry as a whole.

MONEYLETTER, a biweekly newsletter that covers financial news and from time to time rates specific mutual funds.

MORNINGSTAR 5 STAR INVESTOR, a monthly newsletter that covers financial news and rates mutual funds produced by Morningstar, Inc. (a data service which tracks open-end mutual funds).

MUTUAL FUND FORECASTER, a monthly newsletter that ranks mutual funds.

MUTUAL FUND INVESTING, a newsletter covering mutual funds.

MUTUAL FUND PERFORMANCE REPORT, a monthly publication of industry-wide mutual fund averages produced by Morningstar, Inc.

MUTUAL  FUNDS  MAGAZINE,  a  monthly  publication   reporting  on  mutual  fund
investing.

MUTUAL FUND SOURCE BOOK, an annual publication produced by Morningstar, Inc. that describes and rates mutual funds.

MUTUAL  FUND  VALUES,  a  biweekly   guidebook  to  mutual  funds  produced  by
Morningstar, Inc.

NEWSWEEK, a national business weekly.

NEW YORK TIMES, a newspaper that may cover financial news.

NO LOAD FUND INVESTOR, a newsletter covering companies in the mutual fund industry.

ORLANDO SENTINEL, a newspaper that may cover financial news.

PERSONAL INVESTOR, a monthly magazine that from time to time features mutual fund companies and the mutual fund industry.

SAN ANTONIO BUSINESS JOURNAL, a weekly newspaper that periodically covers mutual fund companies as well as financial news.

SAN ANTONIO EXPRESS-NEWS, a newspaper that may cover financial news.

SAN FRANCISCO CHRONICLE, a newspaper that may cover financial news.

SMART MONEY, a monthly magazine featuring news and articles on investing and mutual funds.

USA TODAY, a newspaper that may cover financial news.

U.S. NEWS AND WORLD REPORT, a national business weekly that periodically reports mutual fund performance data.

WALL STREET JOURNAL, a Dow Jones and Company, Inc. newspaper that covers financial news.

WASHINGTON POST, a newspaper that may cover financial news.

WORLD MONITOR, The Christian Science Monitor Monthly.

WORTH, a magazine that covers financial and investment subjects including mutual funds.

YOUR MONEY, a monthly magazine directed towards the novice investor.

     In addition, the Cornerstone Strategy, Growth Strategy, Emerging Markets, Gold, International, and World Growth Funds may be cited for performance information and articles in INTERNATIONAL REPORTS, a publication providing insights on world financial markets and economics.

     The Treasury Money Market Trusts may be cited in:

THE BOND BUYER, a daily newspaper that covers bond market news.

MONEY FUND REPORT, a weekly publication of iMoneyNet, Inc. (formerly IBC Financial Data, Inc.) reporting on the performance of the nation's money market funds, summarizing money market fund activity, and including certain averages as performance benchmarks, specifically "Taxable First Tier Fund Average."

MONEY MARKET INSIGHT, a monthly money market industry analysis prepared by iMoneyNet, Inc. (formerly IBC Financial Data, Inc.)

     In addition to the sources above, performance of our Funds may also be tracked by Lipper, A Reuter's Company, and Morningstar, Inc. A Fund will be compared to Lipper's or Morningstar's appropriate fund category according to its objective and portfolio holdings. Footnotes in advertisements and other sales literature will include the time period applicable for any rankings used.


     For comparative purposes, unmanaged indexes of comparable securities or economic data may be cited. Examples include the following:

- Bond Buyer Indices, indices of debt of varying maturities including revenue bonds, general obligation bonds, and U.S. Treasury bonds which can be found in THE BOND BUYER.

- Consumer Price Index, a measure of U.S. inflation in prices on consumer goods.

- Financial Times Gold Mines Index, an index that includes gold mining companies if they: a) have sustainable, attributable gold production of at least 300,000 ounces a year; b) draw at least 75% of revenue from mined gold sales; and c) have at least 10% of their capital available to the investing public.

- Ibbotson Associates, Inc., Stocks, Bonds, Bills, and Inflation Yearbook.

- IFC Investable Index (IFCI) and IFC Global Index (IFCG), premier benchmarks for international investors. Both index series cover 25 discrete markets, regional indexes, and a composite index, providing the most accurate representation of the emerging markets universe available.

- Lehman Brothers Inc. GNMA 30 Year Index is an unmanaged index of pass-through securities with an original maturity of 30 years.

- Lehman Brothers Municipal Bond Index, a total return performance benchmark for the long-term investment grade tax-exempt bond market.

- London Gold, a traditional index that prices London gold.

- London Gold PM Fix Price, the evening gold prices as set by London dealers.

- Morgan Stanley Capital Index (MSCI) - EAFE, an unmanaged index which reflects the movements of stock markets in Europe, Australia, and the Far East by representing a broad selection of domestically listed companies within each market.

- Morgan Stanley Capital Index (MSCI) - World, an unmanaged index which reflects the movements of world stock markets by representing a broad selection of domestically listed companies within each market.

- NAREIT Equity Index (National Association of Real Estate Investment Trusts, Inc.) a broad-based listing of all tax-qualified REITs (only common shares issued by the REIT) listed on the NYSE, American Stock Exchange, and NASDAQ.

- Philadelphia Gold/Silver Index (XAU), an index representing nine holdings in the gold and silver sector.

- S&P 500 Index, a broad-based composite unmanaged index that represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

- Shearson Lehman Hutton Bond Indices - indices of fixed-rate debt issues rated investment grade or higher which can be found in the BOND MARKET REPORT.

     Other sources for total return and other performance data which may be used by a Fund or by those publications listed previously are Schabaker Investment Management and Investment Company Data, Inc. These are services that collect and compile data on mutual fund companies.

                       APPENDIX C - DOLLAR-COST AVERAGING

Dollar-cost averaging is a systematic investing method, which can be used by investors as a disciplined technique for investing. A fixed amount of money is invested in a security (such as a stock or mutual fund) on a regular basis over a period of time, regardless of whether securities markets are moving up or down.

     This practice reduces average share costs to the investor who acquires more shares in periods of lower securities prices and fewer shares in periods of higher prices.

     While dollar-cost averaging does not assure a profit or protect against loss in declining markets, this investment strategy is an effective way to help calm the effect of fluctuations in the financial markets. Systematic investing involves continuous investment in securities regardless of fluctuating price levels of such securities. Investors should consider their financial ability to continue purchases through periods of low and high price levels.

     As the following chart illustrates, dollar-cost averaging tends to keep the overall cost of shares lower. This example is for illustration only, and different trends would result in different average costs.

===============================================================================
                        HOW DOLLAR-COST AVERAGING WORKS

                     $100 Invested Regularly for 5 Periods
                                  Market Trend
           --------------------------------------------------------------------

                  Down                     Up                     Mixed
           --------------------   ---------------------    --------------------
           Share       Shares     Share        Shares      Share       Shares
Investment Price      Purchased   Price       Purchased    Price      Purchased
           --------------------   ---------------------    --------------------
   $100      10         10           6          16.67        10         10
    100       9         11.1         7          14.29         9         11.1
    100       8         12.5         7          14.29         8         12.5
    100       8         12.5         9          11.1          9         11.1
    100       6         16.67       10          10           10         10
   ----      --         -----       --          -----        --         -----
   $500   ***41         62.77    ***39          66.35     ***46         54.7

          *Avg. Cost:  $ 7.97    *Avg. Cost:   $ 7.54     *Avg. Cost:  $ 9.14
                        -----                   -----                   -----
         **Avg. Price: $ 8.20   **Avg. Price:  $ 7.80    **Avg. Price: $ 9.20
                        -----                   -----                   -----

  * Average Cost is the total amount invested divided by number of shares purchased.
 **  Average  Price  is  the  sum of the  prices  paid  divided  by  number  of purchases.
***  Cumulative total of share prices used to compute average prices.
===============================================================================

06088-1000

                             USAA INVESTMENT TRUST

PART C.   OTHER INFORMATION

Item 23.  EXHIBITS

  1   (a)   First Amended and Restated Master Trust Agreement, June 2, 1995 (1)
      (b)   Amendment No. 1 dated July 12, 1995 (2)

  2         By-laws, as amended February 11, 1999 (6)

  3         SPECIMEN CERTIFICATES FOR SHARES OF
      (a)   Cornerstone Strategy Fund (2)
      (b)   Gold Fund (2)
      (c)   International Fund (2)
      (d)   Growth and Tax Strategy Fund (2)
      (e)   GNMA Trust (2)
      (f)   Treasury Money Market Trust (2)
      (g)   World Growth Fund (2)
      (h)   Emerging Markets Fund (2)
      (i)   Balanced Strategy Fund (2)
      (j)   Growth Strategy Fund (2)
      (k)   Income Strategy Fund (2)

  4   (a)   Advisory Agreement dated September 21, 1990 (1)
      (b) Letter Agreement dated January 24, 1991 adding GNMA Trust and Treasury Money Market Trust (1)
      (c)   Letter  Agreement dated July 21, 1992 adding  World Growth Fund (1)
      (d)   Letter  Agreement dated  September 7, 1994 adding  Emerging Markets
            Fund (1)
      (e) Letter Agreement dated September 1, 1995 adding Balanced Strategy, Growth Strategy and Income Strategy Funds (2)

  5   (a)   Underwriting Agreement dated July 9, 1990 (2)
      (b) Letter Agreement dated January 24, 1991 adding GNMA Trust and Treasury Money Market Trust (2)
      (c)   Letter Agreement dated July 21, 1992 adding  World Growth Fund (2)
      (d) Letter Agreement dated September 7, 1994 adding Emerging Markets Fund (2)
      (e) Letter Agreement dated September 1, 1995 adding Balanced Strategy, Growth Strategy and Income Strategy Funds (2)

  6         Not Applicable

  7   (a)   Custodian  Agreement  dated July 27, 1984 (2)
      (b)   Amendment to Custodian Contract dated May 13, 1985 (2)
      (c)   Amendment to Custodian  Contract  dated  May 1,  1986  (2)
      (d)   Amendment to  Amendment to Custodian Contract dated May 1, 1986 (2)
      (e)   Amendment  to the Custodian  Agreement dated November 3, 1988 (2)
      (f)   Letter Agreement dated May 26, 1988 adding International Fund (2)

EXHIBIT NO. DESCRIPTION OF EXHIBITS

      (g) Letter Agreement dated January 3, 1989 adding Growth and Tax Strategy Fund (2)
      (h) Letter Agreement dated January 24, 1991 adding GNMA Trust and Treasury Money Market Trust (2)
      (i)   Letter Agreement dated July 21, 1992 adding World Growth Fund (2)
      (j) Letter Agreement dated September 7, 1994 adding Emerging Markets Fund (2)
      (k) Letter Agreement dated September 1, 1995 adding Balanced Strategy, Growth Strategy and Income Strategy Funds (2)
      (l)   Subcustodian Agreement dated March 24, 1994 (4)
      (m)   Amendment to Custodian Contract dated May 13, 1996(4)

  8   (a)   Transfer Agency Agreement dated January 23, 1992 (2)
      (b)   Letter Agreement dated July 21, 1992 adding World Growth Fund (2)
      (c) Letter Agreement dated September 7, 1994 adding Emerging Markets Fund (2)
      (d) Amendments dated January 1, 1999, to the Transfer Agency Agreement Fee Schedules for Gold Fund, Cornerstone Strategy Fund, International Fund, Growth and Tax Strategy Fund, GNMA Trust, Treasury Money Market Trust, World Growth Fund, Emerging Markets Fund, Income Strategy Fund, Balanced Strategy Fund, and Growth Strategy Fund (5)
      (e) Letter Agreement dated September 1, 1995 adding Balanced Strategy, Growth Strategy and Income Strategy Funds (2)
      (f)   Amendment No. 1  to Transfer  Agency  Agreement dated  November 14,
             1995 (3)
      (g) Master Revolving Credit Facility Agreement with USAA Capital Corporation dated January 11, 2000 ($500,000,000) (filed herewith)
      (h) Master Revolving Credit Facility Agreement with NationsBank of Texas dated January 12, 2000. (filed herewith)
      (i) Master Revolving Credit Facility Agreement with USAA Capital Corporation dated January 11, 2000 ($250,000,000) (filed herewith)

  9   (a)   Opinion of Counsel with respect to the Balanced Strategy, Growth
             Strategy and Income Strategy Funds (1)
      (b) Opinion of Counsel with respect to the Growth and Tax Strategy Fund, Cornerstone Strategy Fund, Emerging Markets Fund, Gold Fund, International Fund, World Growth Fund, GNMA Trust, and Treasury Money Market Trust (2)
      (c) Consent of Counsel with respect to the Income Strategy Fund, Balanced Strategy Fund, Growth and Tax Strategy Fund, Cornerstone Strategy Fund, Growth Strategy Fund, Emerging Markets Fund, Gold Fund, International Fund, World Growth Fund, GNMA Trust, and Treasury Money Market Trust (filed herewith)

  10        Consent  of  Independent  Accountants  with  respect  to the Income
             Strategy Fund, Balanced Strategy Fund, Growth and Tax Strategy Fund, Cornerstone Strategy Fund, Growth Strategy Fund, Emerging Markets Fund, Gold Fund, International Fund, World Growth Fund, GNMA Trust, and Treasury Money Market Trust (filed herewith)

  11        Omitted financial statements - Not Applicable

EXHIBIT NO. DESCRIPTION OF EXHIBITS

  12        SUBSCRIPTIONS AND INVESTMENT LETTERS
      (a)   GNMA Trust and Treasury Money Market Trust (2)
      (b)   World Growth Fund (2)
      (c)   Emerging Markets Fund (2)
      (d) Growth Strategy Fund, Income Strategy Fund, and Balanced Strategy Fund (2)

  13        12b-1 Plans - Not Applicable

  14        18f-3 Plans - Not Applicable

  15        Plan Adopting Multiple Classes of Shares - Not Applicable

  16        Code of Ethics - (filed herewith)

  17        POWERS OF ATTORNEY

      (a)   Powers of Attorney for Robert G. Davis,  Michael J.C. Roth, Sherron
             A. Kirk, David G. Peebles, Robert L. Mason, Richard A. Zucker, Barbara B. Dreeben, Michael F. Reimherr, and Laura T. Starks dated July 19, 2000. (filed herewith)

------------

 (1) Previously filed with Post-Effective Amendment No. 20 of the Registrant (No. 2-91069) filed with the Securities and Exchange Commission on
       June 15, 1995.

 (2) Previously filed with Post-Effective Amendment No. 21 of the Registrant (No. 2-91069) filed with the Securities and Exchange Commission on September 26, 1995.

 (3) Previously filed with Post-Effective Amendment No. 22 of the Registrant (No. 2-91069) filed with the Securities and Exchange Commission on January 26, 1996.

 (4) Previously filed with Post-Effective Amendment No. 23 of the Registrant (No. 2-91069) filed with the Securities and Exchange Commission on August 1, 1996.

 (5) Previously filed with Post-Effective Amendment No. 27 of the Registrant (No. 2-91069) filed with the Securities and Exchange Commission on August 2, 1999.

Item 24.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH FUND

              Information pertaining to persons controlled by or under common control with Registrant is hereby incorporated by reference to the section captioned "Fund Management" in the Prospectus and the section captioned "Trustees and Officers of the Trust" in the Statement of Additional Information.

Item 25.      INDEMNIFICATION

              Protection for the liability of the adviser and underwriter and for the officers and trustees of the Registrant is provided by two methods:

        (a) THE DIRECTOR AND OFFICER LIABILITY POLICY. This policy covers all losses incurred by the Registrant, its adviser and its underwriter from any claim made against those entities or persons during the policy period by any shareholder or former shareholder of any Fund by reason of any alleged negligent act, error or omission committed in connection with the administration of the investments of said Registrant or in connection with the sale or redemption of shares issued by said Registrant. The Trust will not pay for such insurance to the extent that payment therefor is in violation of the Investment Company Act of 1940 or the Securities Act of 1933.

        (b) INDEMNIFICATION PROVISIONS UNDER AGREEMENT AND DECLARATION OF TRUST. Under Article VI of the Registrant's Agreement and
              Declaration of Trust, each of its trustees and officers or any person serving at the Registrant's request as a director, officer or trustee of another entity in which the Registrant has any interest as a shareholder, creditor or otherwise ("Covered Person") shall be indemnified against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such an officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (either and both of the conduct described in (i) and (ii) being referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by
              (a) a vote of a majority of a quorum of trustees who are neither "interested persons" of the Registrant as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

              Expenses, including accountants and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Fund of the Registrant in question in advance of the final disposition of any such action, suit or proceeding, provided that the covered person shall have undertaken to repay the amounts so paid to the Fund of Registrant in question if it is ultimately determined that indemnification of such expenses is not authorized under Article VI of the Agreement and Declaration of Trust and (i) the Covered Person shall have provided security for such undertaking, (ii) the Registrant shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification. As to any matter disposed of by a compromise payment by any such Covered Person pursuant to a consent decree or otherwise, no such indemnification either for said payment or for any other expenses shall be provided unless such indemnification shall be approved (a) by a majority of the disinterested trustees of the Registrant who are not a party to the proceeding or (b) by an independent legal counsel in a written opinion. Approval by the trustees pursuant to clause (a) or by independent legal counsel pursuant to clause (b) shall not prevent the recovery form any Covered Person of any amount paid to such Covered Person in accordance with any of such clauses as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Registrant or to have been liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the Registrant's Agreement and Declaration of the Trust or otherwise, the Registrant has been advised that, in the opinion of the
              Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, then the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.      BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

              Information pertaining to business and other connections of the Registrant's investment adviser is hereby incorporated by reference to the section of the Prospectus captioned "Fund Management" and to the section of the Statement of Additional Information captioned "Trustees and Officers of the Trust."

Item 27.      PRINCIPAL UNDERWRITERS

        (a) USAA Investment Management Company (the "Adviser") acts as principal underwriter and distributor of the Registrant's shares on a best-efforts basis and receives no fee or commission for its underwriting services. The Adviser, wholly owned by United Services Automobile Association, also serves as principal underwriter for USAA Tax Exempt Fund, Inc., USAA Mutual Fund, Inc., and USAA State Tax-Free Trust.

        (b) Set forth below is information concerning each director and executive officer of USAA Investment Management Company.

Name and Principal          Position and Offices          Position and Offices
Business Address              with Underwriter              with Registrant
----------------            --------------------          --------------------

Robert G. Davis             Director and Chairman         Trustee and
9800 Fredericksburg Road    of the Board of Directors     Chairman of the
San Antonio, TX 78288                                     Board of Trustees

Michael J.C. Roth           Chief Executive Officer,      President, Trustee
9800 Fredericksburg Road    President, Director, and      and Vice Chairman of
San Antonio, TX 78288       Vice Chairman of the          the Board of Trustees
                            Board of Directors

David G. Peebles            Senior Vice President         Vice President and
9800 Fredericksburg Road    Equity Investments,           Director
San Antonio, TX 78288       and Director

Kenneth E. Willmann         Senior Vice President         Vice President
9800 Fredericksburg Road    Fixed Income Investments
San Antonio, TX 78288       and Director

Christopher Claus           Senior Vice President,        None
9800 Fredericksburg Road    Investment Sales & Service
San Antonio, TX 78288

Samuel J. Borowski          Senior Vice President,        None
9800 Fredericksburg         Investment Operations
San Antonio, TX 78288

Michael D. Wagner           Vice President, Secretary     Secretary
9800 Fredericksburg Road    and Counsel
San Antonio, TX 78288


Sherron A. Kirk             Senior Vice President,        Treasurer
9800 Fredericksburg Road    Senior Financial Officer,
San Antonio, TX 78288       and Treasurer

Mark S. Howard              Vice President,               Assistant
9800 Fredericksburg Road    Compliance and Assistant      Secretary
San Antonio, TX 78288       Secretary


        (c)   Not Applicable.

Item 28.       LOCATION OF ACCOUNTS AND RECORDS

               The following entities prepare, maintain, and preserve the records required by Section 31(a) of the Investment Company Act of 1940 (the "1940 Act") for the Registrant. These services are provided to the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

                    USAA Investment Management Company
                    9800 Fredericksburg Road
                    San Antonio, Texas 78288

                    USAA Shareholder Account Services
                    9800 Fredericksburg Road
                    San Antonio, Texas 78288

                    State Street Bank and Trust Company
                    1776 Heritage Drive
                    North Quincy, Massachusetts 02171

Item 29.      MANAGEMENT SERVICES

              Not Applicable

Item 30.      UNDERTAKINGS

              None

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act and it has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of San Antonio and state of Texas on the 13th day of September, 2000.

                                             USAA INVESTMENT TRUST
                                             /S/ MICHAEL J. C. ROTH
                                             -----------------------------
                                             Michael J.C. Roth
                                             President

      Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

   (Signature)                     (Title)                         (Date)

-------------------------      Chairman of the
Robert G. Davis                Board of Trustees

/S/ MICHAEL J.C. ROTH
-------------------------      Vice Chairman of the Board    September 13, 2000
Michael J.C. Roth              of Trustees and President
                               (Principal Executive Officer)
/S/ SHERRON A. KIRK
-------------------------      Treasurer (Principal          September 13, 2000
Sherron A. Kirk                Financial and
                               Accounting Officer)
/S/ DAVID G. PEEBLES
-------------------------      Trustee                       September 13, 2000
David G. Peebles

/S/ ROBERT L. MASON
-------------------------      Trustee                       September 13, 2000
Robert L. Mason

/S/ MICHAEL F. REIMHERR
-------------------------      Trustee                       September 13, 2000
Michael F. Reimherr

/S/ RICHARD A. ZUCKER
-------------------------      Trustee                       September 13, 2000
Richard A. Zucker

/S/ BARBARA B. DREEBEN
-------------------------      Trustee                       September 13, 2000
Barbara B. Dreeben

/S/ LAURA T. STARKS
-------------------------      Trustee                       September 13, 2000
Laura T. Starks

                                 EXHIBIT INDEX

EXHIBIT                           ITEM                             PAGE NO. *
-------                           ----                             ----------

  1   (a)   First Amended and Restated Master Trust Agreement,
             June 2, 1995 (1)
      (b)   Amendment No. 1 dated July 12, 1995 (2)

  2         By-laws, as amended February 11, 1999 (6)

  3         SPECIMEN CERTIFICATES FOR SHARES OF
      (a)   Cornerstone Strategy Fund (2)
      (b)   Gold Fund (2)
      (c)   International Fund (2)
      (d)   Growth and Tax Strategy Fund (2)
      (e)   GNMA Trust (2)
      (f)   Treasury Money Market Trust (2)
      (g)   World Growth Fund (2)
      (h)   Emerging Markets Fund (2)
      (i)   Balanced Strategy Fund (2)
      (j)   Growth Strategy Fund (2)
      (k)   Income Strategy Fund (2)

  4   (a)   Advisory  Agreement  dated  September  21,  1990  (1)
      (b) Letter Agreement dated January 24, 1991 adding GNMA Trust and Treasury Money Market Trust (1)
      (c)   Letter Agreement dated July 21, 1992 adding World Growth Fund (1)
      (d) Letter Agreement dated September 7, 1994 adding Emerging Markets Fund (1)
      (e) Letter Agreement dated September 1, 1995 adding Balanced Strategy, Growth Strategy and Income Strategy Funds (2)

  5   (a)   Underwriting Agreement dated July 9, 1990 (2)
      (b) Letter Agreement dated January 24, 1991 adding GNMA Trust and Treasury Money Market Trust (2)
      (c)   Letter Agreement dated July 21, 1992 adding World Growth Fund (2)
      (d) Letter Agreement dated September 7, 1994 adding Emerging Markets Fund (2)
      (e) Letter Agreement dated September 1, 1995 adding Balanced Strategy, Growth Strategy and Income Strategy Funds (2)

  6         Not Applicable

  7   (a)   Custodian Agreement dated July 27, 1984 (2)
      (b)   Amendment to Custodian Contract dated May 13, 1985 (2)
      (c)   Amendment to Custodian Contract dated May 1, 1986 (2)
      (d)   Amendment to Amendment to Custodian Contract dated May 1, 1986 (2)
      (e)   Amendment to the Custodian Agreement dated November 3, 1988 (2)
      (f)   Letter Agreement dated May 26, 1988 adding International Fund (2)
      (g)   Letter Agreement dated January 3, 1989 adding Growth and
             Tax Strategy Fund (2)

                              EXHIBIT INDEX, CONT.

EXHIBIT                           ITEM                             PAGE NO. *
-------                           ----                             ----------

      (h) Letter Agreement dated January 24, 1991 adding GNMA Trust and Treasury Money Market Trust (2)
      (i)   Letter  Agreement dated July 21, 1992 adding World Growth Fund (2)
      (j)   Letter Agreement dated September 7, 1994 adding Emerging
             Markets Fund (2)
      (k)   Letter Agreement dated September 1, 1995 adding Balanced
             Strategy, Growth Strategy and Income Strategy Funds (2)
      (l)   Subcustodian Agreement dated March 24, 1994 (4)
      (m)   Amendment to Custodian Contract dated May 13, 1996 (4)

  8   (a)   Transfer Agency Agreement dated January 23, 1992 (2)
      (b)   Letter Agreement dated July 21, 1992 adding World Growth Fund (2)
      (c)   Letter Agreement dated September 7, 1994 adding Emerging
             Markets Fund (2)
      (d) Amendments dated January 1, 1999 to the Transfer Agency Agreement Fee Schedules for Gold Fund, Cornerstone Strategy Fund, International Fund, Growth and Tax Strategy Fund, GNMA Trust, Treasury Money Market Trust, World Growth Fund,
             Emerging  Markets  Fund,   Income  Strategy  Fund,   Balanced
             Strategy Fund, and Growth Strategy Fund (5)
      (e)   Letter Agreement dated September 1, 1995 adding Balanced
             Strategy, Growth Strategy and Income Strategy Funds (2)
      (f)   Amendment No. 1 to Transfer Agency Agreement dated
             November 14, 1995 (3)
      (g) Master Revolving Credit Facility Agreement with USAA Capital Corporation dated January 11, 2000 ($500,000,000)
             (filed herewith)                                              348
      (h)   Master Revolving Credit Facility Agreement with NationsBank
             of Texas dated January 12, 2000 (filed herewith)              372
      (i) Master Revolving Credit Facility Agreement with USAA Capital Corporation dated January 11, 2000 ($250,000,000)
             (filed herewith)                                              402

  9   (a)   Opinion of Counsel with respect to the Balanced Strategy,
             Growth Strategy and Income Strategy Funds (1)
      (b) Opinion of Counsel with respect to the Growth and Tax Strategy Fund, Cornerstone Strategy Fund, Emerging Markets Fund, Gold Fund, International Fund, World Growth Fund, GNMA Trust, and Treasury Money Market Trust (2)
      (c) Consent of Counsel with respect to the Income Strategy Fund, Balanced Strategy Fund, Growth and Tax Strategy Fund, Cornerstone Strategy Fund, Growth Strategy Fund, Emerging Markets Fund, Gold Fund, International Fund, World Growth
             Fund, GNMA Trust, and  Treasury Money  Market Trust (filed
             herewith)                                                     426

                              EXHIBIT INDEX, CONT.

EXHIBIT                           ITEM                              PAGE NO. *
-------                           ----                              ----------

  10        Consent of Independent Accountants with respect to the Income
             Strategy Fund,  Balanced  Strategy Fund, Growth and Tax
             Strategy Fund, Cornerstone Strategy Fund, Growth Strategy Fund, Emerging Markets Fund, Gold Fund, International Fund, World Growth Fund, GNMA Trust, and Treasury Money Market Trust
             (filed herewith)                                              428

  11        Omitted financial statements - Not Applicable

  12        SUBSCRIPTIONS AND INVESTMENT LETTERS
      (a)   GNMA Trust and Treasury Money Market Trust (2)
      (b)   World Growth Fund (2)
      (c)   Emerging Markets Fund (2)
      (d) Growth Strategy Fund, Income Strategy Fund, and Balanced Strategy Fund (2)

  13        12b-1 Plans - Not Applicable

  14        18f-3 Plans - Not Applicable

  15        Plan Adopting Multiple Classes of Shares - Not Applicable

  16        Code of Ethics - (filed herewith)                              430

  17        POWERS OF ATTORNEY

      (a)   Powers of Attorney for Robert G. Davis, Michael J.C. Roth,
             Sherron A. Kirk, Barbara B. Dreeben, David G. Peebles, Michael
             F. Reimherr, Robert L. Mason, Laura T. Starks, and Richard A.
             Zucker dated July 19, 2000 (filed herewith)                   449

------------
 (1) Previously filed with Post-Effective Amendment No. 20 of the Registrant (No. 2-91069) filed with the Securities and Exchange Commission on June 15, 1995.

 (2) Previously filed with Post-Effective Amendment No. 21 of the Registrant (No. 2-91069) filed with the Securities and Exchange Commission on September 26, 1995.

 (3) Previously filed with Post-Effective Amendment No. 22 of the Registrant (No. 2-91069) filed with the Securities and Exchange Commission on January 26, 1996.

 (4) Previously filed with Post-Effective Amendment No. 23 of the Registrant (No. 2-91069) filed with the Securities and Exchange Commission on August 1, 1996.

 (5) Previously filed with Post-Effective Amendment No. 27 of the Registrant (No. 2-91069) filed with the Securities and Exchange Commission on August 2, 1999.
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